UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22613

Curian Variable Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado		80237
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2015 – March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

Curian Guidance - Interest Rate Opportunities Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 67.0%
Curian Long Short Credit Fund (2.5%) (a)	833	$8,164
Curian/BlackRock Global Long Short Credit Fund (2.2%) (a)	788	8,172
Curian/FAMCO Flex Core Covered Call Fund (1.0%) (a)	204	2,540
Curian/UBS Global Long Short Fixed Income Opportunities Fund (7.7%) (a)	850	8,180
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	205	3,043
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	358	4,045
		34,144
DOMESTIC FIXED INCOME - 25.0%
JNL/PIMCO Real Return Fund - Class A (0.3%) (a)	483	5,110
JNL/PPM America Floating Rate Income Fund - Class A (0.5%) (a)	705	7,662
		12,772
INTERNATIONAL FIXED INCOME - 8.0%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.7%) (a)	403	4,095

Total Investment Companies (cost $51,705)		51,011

Total Investments - 100.0% (cost $51,705)		51,011
Other Assets and Liabilities - Net - (0.0%)		(13)
Total Net Assets - 100.0%		$50,998

Curian Guidance - Multi-Strategy Income Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 20.1%
Curian Long Short Credit Fund (0.6%) (a)	200	$1,959
Curian/BlackRock Global Long Short Credit Fund (0.5%) (a)	189	1,960
Curian/FAMCO Flex Core Covered Call Fund (0.2%) (a)	49	609
Curian/UBS Global Long Short Fixed Income Opportunities Fund (1.8%) (a)	204	1,962
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.1%) (a)	50	742
JNL/Invesco Global Real Estate Fund - Class A (0.0%) (a)	88	996
		8,228
DOMESTIC FIXED INCOME - 46.0%
Curian/DoubleLine Total Return Fund (0.4%) (a)	531	5,724
Curian/PIMCO Credit Income Fund (2.9%) (a)	382	4,299
JNL/PIMCO Real Return Fund - Class A (0.1%) (a)	116	1,231
JNL/PPM America Floating Rate Income Fund - Class A (0.3%) (a)	432	4,698
JNL/PPM America High Yield Bond Fund - Class A (0.1%) (a)	419	2,858
		18,810
GLOBAL FIXED INCOME - 24.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.3%) (a)	497	5,725
JNL/Neuberger Berman Strategic Income Fund - Class A (0.6%) (a)	388	4,298
		10,023
INTERNATIONAL FIXED INCOME - 9.4%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.7%) (a)	381	3,870

Total Investment Companies (cost $41,205)		40,931

Total Investments - 100.0% (cost $41,205)		40,931
Other Assets and Liabilities - Net - (0.0%)		(10)
Total Net Assets - 100.0%		$40,921

Curian Guidance - Equity Income Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 35.1%
Curian/FAMCO Flex Core Covered Call Fund (5.9%) (a)	1,165	$14,501
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.3%) (a)	244	3,617
JNL/Invesco Global Real Estate Fund - Class A (0.3%) (a)	638	7,223
		25,341
DOMESTIC EQUITY - 25.1%
Curian/The Boston Company Equity Income Fund (17.1%) (a)	747	10,884
JNL/T. Rowe Price Value Fund - Class A (0.2%) (a)	417	7,257
		18,141
GLOBAL EQUITY - 39.8%
Curian/Epoch Global Shareholder Yield Fund (43.8%) (a)	2,442	28,783

Total Investment Companies (cost $67,818)		72,265

Total Investments - 100.0% (cost $67,818)		72,265
Other Assets and Liabilities - Net - (0.0%)		(19)
Total Net Assets - 100.0%		$72,246

Curian Guidance - Conservative Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 20.0%
Curian/AQR Risk Parity Fund (1.5%) (a)	298	$3,228
Curian/BlackRock Global Long Short Credit Fund (0.2%) (a)	78	808
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.5%) (a)	238	2,431
Curian/FAMCO Flex Core Covered Call Fund (1.0%) (a)	194	2,420
Curian/Nicholas Convertible Arbitrage Fund (0.2%) (a)	78	806
JNL/AQR Managed Futures Strategy Fund - Class A (0.7%) (a)	367	4,069
JNL/Boston Partners Global Long Short Equity Fund - Class A (0.6%) (a)	243	2,405

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.3%) (a)	232	3,444
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	305	3,454
		23,065
DOMESTIC FIXED INCOME - 60.1%
Curian/DoubleLine Total Return Fund (1.6%) (a)	2,008	21,647
Curian/PIMCO Credit Income Fund (11.9%) (a)	1,540	17,335
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (1.8%) (a)	1,909	25,988
JNL/PPM America High Yield Bond Fund - Class A (0.2%) (a)	634	4,321
		69,291
GLOBAL EQUITY - 4.9%
Curian/Epoch Global Shareholder Yield Fund (8.7%) (a)	483	5,702

GLOBAL FIXED INCOME - 11.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.6%) (a)	1,128	12,991

INTERNATIONAL FIXED INCOME - 3.7%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.7%) (a)	427	4,334

Total Investment Companies (cost $114,528)		115,383

Total Investments - 100.0% (cost $114,528)		115,383
Other Assets and Liabilities - Net - (0.0%)		(29)
Total Net Assets - 100.0%		$115,354

Curian Guidance - Moderate Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 20.0%
Curian/AQR Risk Parity Fund (5.1%) (a)	987	$10,679
Curian/BlackRock Global Long Short Credit Fund (0.7%) (a)	257	2,667
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.7%) (a)	787	8,045
Curian/FAMCO Flex Core Covered Call Fund (3.2%) (a)	643	8,009
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (1.4%) (a)	309	2,256
Curian/Nicholas Convertible Arbitrage Fund (0.7%) (a)	256	2,663
JNL/AQR Managed Futures Strategy Fund - Class A (2.2%) (a)	1,221	13,552
JNL/BlackRock Commodity Securities Strategy Fund - Class A (0.2%) (a)	248	2,292
JNL/Boston Partners Global Long Short Equity Fund - Class A (1.9%) (a)	801	7,933
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.5%) (a)	384	5,695
JNL/Invesco Global Real Estate Fund - Class A (0.3%) (a)	507	5,730
JNL/Red Rocks Listed Private Equity Fund - Class A (0.8%) (a)	604	6,831
		76,352
DOMESTIC EQUITY - 25.2%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.4%) (a)	318	4,844
JNL/Invesco Small Cap Growth Fund - Class A (0.5%) (a)	225	4,843
JNL/S&P Competitive Advantage Fund - Class A (0.3%) (a)	549	9,604
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (a)	635	9,656
JNL/S&P Intrinsic Value Fund - Class A (0.4%) (a)	579	9,650
JNL/S&P Mid 3 Fund - Class A (4.4%) (a)	1,632	19,299
JNL/S&P Total Yield Fund - Class A (0.5%) (a)	639	9,626
JNL/T. Rowe Price Established Growth Fund - Class A (0.5%) (a)	817	28,764
		96,286
DOMESTIC FIXED INCOME - 35.2%
Curian/DoubleLine Total Return Fund (3.0%) (a)	3,888	41,914
Curian/PIMCO Credit Income Fund (23.0%) (a)	2,984	33,601
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (3.5%) (a)	3,696	50,297
JNL/PPM America High Yield Bond Fund - Class A (0.3%) (a)	1,229	8,382
		134,194
EMERGING MARKETS EQUITY - 2.7%
JNL/Lazard Emerging Markets Fund - Class A (0.8%) (a)	1,068	10,380

GLOBAL FIXED INCOME - 6.6%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.2%) (a)	2,185	25,167

INTERNATIONAL EQUITY - 8.1%
Curian/Lazard International Strategic Equity Fund (14.9%) (a)	1,696	20,610
JNL/Invesco International Growth Fund - Class A (0.6%) (a)	778	10,251
		30,861
INTERNATIONAL FIXED INCOME - 2.2%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (1.4%) (a)	822	8,358

Total Investment Companies (cost $376,586)		381,598

Total Investments - 100.0% (cost $376,586)		381,598
Other Assets and Liabilities - Net - (0.0%)		(95)
Total Net Assets - 100.0%		$381,503

Curian Guidance - Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 20.0%
Curian/AQR Risk Parity Fund (2.5%) (a)	487	$5,271
Curian/BlackRock Global Long Short Credit Fund (0.4%) (a)	127	1,319
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.9%) (a)	388	3,967
Curian/FAMCO Flex Core Covered Call Fund (1.6%) (a)	316	3,939
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.7%) (a)	154	1,120
Curian/Nicholas Convertible Arbitrage Fund (0.3%) (a)	127	1,316
JNL/AQR Managed Futures Strategy Fund - Class A (1.1%) (a)	597	6,624
JNL/BlackRock Commodity Securities Strategy Fund - Class A (0.1%) (a)	122	1,124
JNL/Boston Partners Global Long Short Equity Fund - Class A (1.0%) (a)	397	3,928

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	189	2,807
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	247	2,800
JNL/Red Rocks Listed Private Equity Fund - Class A (0.4%) (a)	298	3,378
		37,593
DOMESTIC EQUITY - 47.6%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.4%) (a)	295	4,485
JNL/Invesco Small Cap Growth Fund - Class A (0.4%) (a)	207	4,461
JNL/S&P Competitive Advantage Fund - Class A (0.3%) (a)	509	8,908
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (a)	589	8,951
JNL/S&P Intrinsic Value Fund - Class A (0.3%) (a)	537	8,952
JNL/S&P Mid 3 Fund - Class A (4.1%) (a)	1,511	17,872
JNL/S&P Total Yield Fund - Class A (0.4%) (a)	592	8,922
JNL/T. Rowe Price Established Growth Fund - Class A (0.5%) (a)	757	26,639
		89,190
DOMESTIC FIXED INCOME - 9.7%
Curian/DoubleLine Total Return Fund (0.4%) (a)	525	5,657
Curian/PIMCO Credit Income Fund (3.1%) (a)	402	4,529
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (0.5%) (a)	499	6,791
JNL/PPM America High Yield Bond Fund - Class A (0.0%) (a)	165	1,129
		18,106
EMERGING MARKETS EQUITY - 5.1%
JNL/Lazard Emerging Markets Fund - Class A (0.8%) (a)	992	9,639

GLOBAL FIXED INCOME - 1.8%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.2%) (a)	295	3,395

INTERNATIONAL EQUITY - 15.2%
Curian/Lazard International Strategic Equity Fund (13.7%) (a)	1,563	18,986
JNL/Invesco International Growth Fund - Class A (0.6%) (a)	723	9,527
		28,513
INTERNATIONAL FIXED INCOME - 0.6%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.2%) (a)	111	1,132

Total Investment Companies (cost $183,701)		187,568

Total Investments - 100.0% (cost $183,701)		187,568
Other Assets and Liabilities - Net - (0.0%)		(45)
Total Net Assets - 100.0%		$187,523

Curian Guidance - Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 20.0%
Curian/AQR Risk Parity Fund (7.0%) (a)	1,375	$14,879
Curian/BlackRock Global Long Short Credit Fund (1.0%) (a)	357	3,702
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (2.4%) (a)	1,088	11,122
Curian/FAMCO Flex Core Covered Call Fund (4.5%) (a)	886	11,035
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (1.9%) (a)	431	3,143
Curian/Nicholas Convertible Arbitrage Fund (0.9%) (a)	356	3,700
JNL/AQR Managed Futures Strategy Fund - Class A (3.1%) (a)	1,697	18,835
JNL/BlackRock Commodity Securities Strategy Fund - Class A (0.3%) (a)	344	3,180
JNL/Boston Partners Global Long Short Equity Fund - Class A (2.7%) (a)	1,111	10,994
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.6%) (a)	533	7,916
JNL/Invesco Global Real Estate Fund - Class A (0.4%) (a)	705	7,969
JNL/Red Rocks Listed Private Equity Fund - Class A (1.1%) (a)	838	9,485
		105,960
DOMESTIC EQUITY - 36.3%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.8%) (a)	638	9,712
JNL/Invesco Small Cap Growth Fund - Class A (0.9%) (a)	452	9,720
JNL/S&P Competitive Advantage Fund - Class A (0.7%) (a)	1,092	19,115
JNL/S&P Dividend Income & Growth Fund - Class A (0.4%) (a)	1,260	19,151
JNL/S&P Intrinsic Value Fund - Class A (0.7%) (a)	1,150	19,155
JNL/S&P Mid 3 Fund - Class A (8.9%) (a)	3,264	38,613
JNL/S&P Total Yield Fund - Class A (0.9%) (a)	1,272	19,161
JNL/T. Rowe Price Established Growth Fund - Class A (1.1%) (a)	1,641	57,791
		192,418
DOMESTIC FIXED INCOME - 22.4%
Curian/DoubleLine Total Return Fund (2.7%) (a)	3,441	37,095
Curian/PIMCO Credit Income Fund (20.4%) (a)	2,642	29,744
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (3.1%) (a)	3,273	44,553
JNL/PPM America High Yield Bond Fund - Class A (0.3%) (a)	1,087	7,411
		118,803
EMERGING MARKETS EQUITY - 3.9%
JNL/Lazard Emerging Markets Fund - Class A (1.6%) (a)	2,121	20,619

GLOBAL FIXED INCOME - 4.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.1%) (a)	1,927	22,200

INTERNATIONAL EQUITY - 11.8%
Curian/Lazard International Strategic Equity Fund (30.0%) (a)	3,419	41,539
JNL/Invesco International Growth Fund - Class A (1.3%) (a)	1,566	20,643
		62,182

See accompanying Notes to Schedules of Investments.

	Shares	Value
INTERNATIONAL FIXED INCOME - 1.4%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (1.3%) (a)	730	7,418

Total Investment Companies (cost $517,360)		529,600

Total Investments - 100.0% (cost $517,360)		529,600
Other Assets and Liabilities - Net - (0.0%)		(132)
Total Net Assets - 100.0%		$529,468

Curian Guidance - Maximum Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 20.1%
Curian/AQR Risk Parity Fund (1.7%) (a)	330	$3,568
Curian/BlackRock Global Long Short Credit Fund (0.2%) (a)	86	895
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.6%) (a)	264	2,696
Curian/FAMCO Flex Core Covered Call Fund (1.1%) (a)	214	2,670
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.5%) (a)	104	757
Curian/Nicholas Convertible Arbitrage Fund (0.2%) (a)	86	893
JNL/AQR Managed Futures Strategy Fund - Class A (0.7%) (a)	406	4,510
JNL/BlackRock Commodity Securities Strategy Fund - Class A (0.1%) (a)	83	767
JNL/Boston Partners Global Long Short Equity Fund - Class A (0.6%) (a)	269	2,658
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	128	1,904
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	169	1,907
JNL/Red Rocks Listed Private Equity Fund - Class A (0.3%) (a)	202	2,285
		25,510
DOMESTIC EQUITY - 56.0%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.3%) (a)	236	3,601
JNL/Invesco Small Cap Growth Fund - Class A (0.3%) (a)	165	3,554
JNL/S&P Competitive Advantage Fund - Class A (0.2%) (a)	406	7,099
JNL/S&P Dividend Income & Growth Fund - Class A (0.2%) (a)	469	7,130
JNL/S&P Intrinsic Value Fund - Class A (0.3%) (a)	427	7,121
JNL/S&P Mid 3 Fund - Class A (3.3%) (a)	1,205	14,251
JNL/S&P Total Yield Fund - Class A (0.3%) (a)	472	7,113
JNL/T. Rowe Price Established Growth Fund - Class A (0.4%) (a)	603	21,227
		71,096
EMERGING MARKETS EQUITY - 6.0%
JNL/Lazard Emerging Markets Fund - Class A (0.6%) (a)	789	7,670

INTERNATIONAL EQUITY - 17.9%
Curian/Lazard International Strategic Equity Fund (10.9%) (a)	1,247	15,148
JNL/Invesco International Growth Fund - Class A (0.5%) (a)	576	7,600
		22,748
Total Investment Companies (cost $122,738)		127,024

Total Investments - 100.0% (cost $122,738)		127,024
Other Assets and Liabilities - Net - (0.0%)		(32)
Total Net Assets - 100.0%		$126,992

Curian Guidance - Tactical Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 35.1%
Curian Dynamic Risk Advantage - Diversified Fund (10.7%) (a)	2,848	$31,076
Curian/AQR Risk Parity Fund (5.2%) (a)	1,008	10,904
Curian/BlackRock Global Long Short Credit Fund (0.8%) (a)	301	3,117
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.7%) (a)	764	7,804
Curian/FAMCO Flex Core Covered Call Fund (3.1%) (a)	622	7,744
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (1.8%) (a)	422	3,077
Curian/Nicholas Convertible Arbitrage Fund (0.8%) (a)	299	3,111
JNL/AQR Managed Futures Strategy Fund - Class A (2.3%) (a)	1,271	14,104
JNL/BlackRock Commodity Securities Strategy Fund - Class A (0.3%) (a)	335	3,100
JNL/Boston Partners Global Long Short Equity Fund - Class A (1.9%) (a)	780	7,718
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.4%) (a)	313	4,643
JNL/Invesco Global Real Estate Fund - Class A (0.2%) (a)	411	4,654
JNL/Red Rocks Listed Private Equity Fund - Class A (0.9%) (a)	683	7,734
		108,786
DOMESTIC EQUITY - 42.1%
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (2.4%) (a)	2,499	49,929
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.4%) (a)	3,528	60,853
JNL/Mellon Capital Small Cap Index Fund - Class A (1.0%) (a)	1,079	19,647
		130,429
DOMESTIC FIXED INCOME - 0.2%
JNL/Mellon Capital Bond Index Fund - Class A (0.1%) (a)	52	625

EMERGING MARKETS EQUITY - 5.7%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (1.9%) (a)	1,799	17,844

See accompanying Notes to Schedules of Investments.

	Shares	Value
INTERNATIONAL EQUITY - 16.9%
JNL/Mellon Capital International Index Fund - Class A (2.3%) (a)	3,780	52,508

Total Investment Companies (cost $297,849)		310,192

Total Investments - 100.0% (cost $297,849)		310,192
Other Assets and Liabilities - Net - (0.0%)		(81)
Total Net Assets - 100.0%		$310,111

Curian Guidance - Tactical Maximum Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 20.1%
Curian/AQR Risk Parity Fund (1.2%) (a)	236	$2,552
Curian/BlackRock Global Long Short Credit Fund (0.3%) (a)	97	1,009
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.4%) (a)	198	2,025
Curian/FAMCO Flex Core Covered Call Fund (0.8%) (a)	162	2,018
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.6%) (a)	139	1,011
Curian/Nicholas Convertible Arbitrage Fund (0.2%) (a)	97	1,009
JNL/AQR Managed Futures Strategy Fund - Class A (0.5%) (a)	276	3,061
JNL/BlackRock Commodity Securities Strategy Fund - Class A (0.1%) (a)	110	1,019
JNL/Boston Partners Global Long Short Equity Fund - Class A (0.5%) (a)	202	2,001
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.1%) (a)	103	1,527
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	135	1,529
JNL/Red Rocks Listed Private Equity Fund - Class A (0.2%) (a)	134	1,514
		20,275
DOMESTIC BALANCED - 40.0%
Curian/T. Rowe Price Capital Appreciation Fund (22.7%) (a)	3,450	40,429

DOMESTIC EQUITY - 19.3%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.1%) (a)	67	1,021
JNL/Invesco Small Cap Growth Fund - Class A (0.1%) (a)	71	1,522
JNL/JPMorgan MidCap Growth Fund - Class A (0.1%) (a)	54	1,832
JNL/PPM America Mid Cap Value Fund - Class A (0.4%) (a)	95	1,531
JNL/T. Rowe Price Established Growth Fund - Class A (0.1%) (a)	229	8,060
JNL/T. Rowe Price Value Fund - Class A (0.2%) (a)	320	5,572
		19,538
EMERGING MARKETS EQUITY - 2.2%
JNL/Lazard Emerging Markets Fund - Class A (0.2%) (a)	231	2,249

GLOBAL BALANCED - 9.9%
JNL/Ivy Asset Strategy Fund - Class A (0.3%) (a)	726	10,052

INTERNATIONAL EQUITY - 8.5%
JNL/Invesco International Growth Fund - Class A (0.5%) (a)	654	8,624

Total Investment Companies (cost $97,726)		101,167

Total Investments - 100.0% (cost $97,726)		101,167
Other Assets and Liabilities - Net - (0.0%)		(26)
Total Net Assets - 100.0%		$101,141

Curian Guidance - Institutional Alt 65 Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 64.8%
Curian Long Short Credit Fund (1.0%) (a)	325	$3,190
Curian/AQR Risk Parity Fund (3.1%) (a)	615	6,657
Curian/BlackRock Global Long Short Credit Fund (0.9%) (a)	308	3,198
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.1%) (a)	496	5,067
Curian/FAMCO Flex Core Covered Call Fund (3.8%) (a)	757	9,422
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (2.0%) (a)	461	3,361
Curian/Nicholas Convertible Arbitrage Fund (1.6%) (a)	641	6,665
Curian/UBS Global Long Short Fixed Income Opportunities Fund (3.0%) (a)	332	3,190
Curian/Van Eck International Gold Fund (4.8%) (a)	606	2,497
JNL/AQR Managed Futures Strategy Fund - Class A (1.1%) (a)	612	6,791
JNL/BlackRock Commodity Securities Strategy Fund - Class A (0.3%) (a)	369	3,412
JNL/Boston Partners Global Long Short Equity Fund - Class A (2.5%) (a)	1,024	10,135
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.5%) (a)	462	6,860
JNL/Invesco Global Real Estate Fund - Class A (0.3%) (a)	609	6,887
JNL/Red Rocks Listed Private Equity Fund - Class A (1.0%) (a)	761	8,611
		85,943
DOMESTIC EQUITY - 15.2%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.1%) (a)	53	807
JNL/Invesco Small Cap Growth Fund - Class A (0.1%) (a)	37	807
JNL/JPMorgan MidCap Growth Fund - Class A (0.1%) (a)	44	1,487
JNL/PPM America Mid Cap Value Fund - Class A (0.4%) (a)	92	1,485
JNL/S&P Competitive Advantage Fund - Class A (0.1%) (a)	137	2,393
JNL/S&P Dividend Income & Growth Fund - Class A (0.1%) (a)	157	2,388
JNL/S&P Intrinsic Value Fund - Class A (0.1%) (a)	144	2,396
JNL/S&P Total Yield Fund - Class A (0.1%) (a)	159	2,391
JNL/T. Rowe Price Established Growth Fund - Class A (0.1%) (a)	170	5,998
		20,152

See accompanying Notes to Schedules of Investments.

	Shares	Value
DOMESTIC FIXED INCOME - 5.5%
Curian/DoubleLine Total Return Fund (0.2%) (a)	309	3,332
Curian/PIMCO Credit Income Fund (1.4%) (a)	178	2,005
JNL/PPM America Floating Rate Income Fund - Class A (0.0%) (a)	61	667
JNL/PPM America High Yield Bond Fund - Class A (0.0%) (a)	196	1,333
		7,337
EMERGING MARKETS EQUITY - 3.0%
Curian/Ashmore Emerging Market Small Cap Equity Fund (3.0%) (a)	70	677
Curian/Franklin Templeton Frontier Markets Fund (1.7%) (a)	76	654
JNL/Lazard Emerging Markets Fund - Class A (0.2%) (a)	271	2,640
		3,971
GLOBAL FIXED INCOME - 3.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.1%) (a)	230	2,652
JNL/Neuberger Berman Strategic Income Fund - Class A (0.2%) (a)	121	1,333
		3,985
INTERNATIONAL EQUITY - 7.0%
Curian/Lazard International Strategic Equity Fund (3.4%) (a)	384	4,663
JNL/Invesco International Growth Fund - Class A (0.3%) (a)	353	4,647
		9,310
INTERNATIONAL FIXED INCOME - 1.5%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.3%) (a)	194	1,973

Total Investment Companies (cost $131,166)		132,671

Total Investments - 100.0% (cost $131,166)		132,671
Other Assets and Liabilities - Net - (0.0%)		(36)
Total Net Assets - 100.0%		$132,635

Curian Guidance - Alt 100 Conservative Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 100.0%
Curian Long Short Credit Fund (0.5%) (a)	174	$1,704
Curian/AQR Risk Parity Fund (1.6%) (a)	313	3,390
Curian/BlackRock Global Long Short Credit Fund (0.5%) (a)	165	1,706
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.6%) (a)	264	2,699
Curian/FAMCO Flex Core Covered Call Fund (1.4%) (a)	271	3,368
Curian/Neuberger Berman Currency Fund (0.9%) (a)	192	1,896
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (0.4%) (a)	103	750
Curian/Nicholas Convertible Arbitrage Fund (0.8%) (a)	324	3,370
Curian/UBS Global Long Short Fixed Income Opportunities Fund (1.6%) (a)	177	1,705
JNL/AQR Managed Futures Strategy Fund - Class A (0.6%) (a)	308	3,421
JNL/BlackRock Commodity Securities Strategy Fund - Class A (0.1%) (a)	81	754
JNL/Boston Partners Global Long Short Equity Fund - Class A (1.6%) (a)	676	6,694
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	153	2,265
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	202	2,284
JNL/Red Rocks Listed Private Equity Fund - Class A (0.2%) (a)	167	1,890
		37,896
Total Investment Companies (cost $37,729)		37,896

Total Investments - 100.0% (cost $37,729)		37,896
Other Assets and Liabilities - Net - (0.0%)		(9)
Total Net Assets - 100.0%		$37,887

Curian Guidance - Alt 100 Moderate Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 100.0%
Curian/AQR Risk Parity Fund (23.9%) (a)	4,677	$50,610
Curian/BlackRock Global Long Short Credit Fund (3.3%) (a)	1,211	12,562
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (8.1%) (a)	3,693	37,739
Curian/FAMCO Flex Core Covered Call Fund (15.2%) (a)	3,010	37,477
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (6.3%) (a)	1,447	10,548
Curian/Nicholas Convertible Arbitrage Fund (3.1%) (a)	1,209	12,562
JNL/AQR Managed Futures Strategy Fund - Class A (10.3%) (a)	5,729	63,589
JNL/BlackRock Commodity Securities Strategy Fund - Class A (1.0%) (a)	1,157	10,706
JNL/Boston Partners Global Long Short Equity Fund - Class A (9.1%) (a)	3,761	37,230
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (2.1%) (a)	1,805	26,781
JNL/Invesco Global Real Estate Fund - Class A (1.2%) (a)	2,399	27,134
JNL/Red Rocks Listed Private Equity Fund - Class A (3.9%) (a)	2,841	32,160
		359,098
Total Investment Companies (cost $350,790)		359,098

Total Investments - 100.0% (cost $350,790)		359,098
Other Assets and Liabilities - Net - (0.0%)		(96)
Total Net Assets - 100.0%		$359,002

Curian Guidance - Alt 100 Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 100.0%
Curian Long Short Credit Fund (1.1%) (a)	374	$3,668
Curian/AQR Risk Parity Fund (3.5%) (a)	688	7,449
Curian/BlackRock Global Long Short Credit Fund (1.0%) (a)	354	3,672
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (1.4%) (a)	622	6,358

See accompanying Notes to Schedules of Investments.

	Shares	Value
Curian/FAMCO Flex Core Covered Call Fund (5.9%) (a)	1,174	14,617
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (3.3%) (a)	754	5,493
Curian/Nicholas Convertible Arbitrage Fund (1.9%) (a)	759	7,888
Curian/UBS Global Long Short Fixed Income Opportunities Fund (3.5%) (a)	382	3,673
Curian/Van Eck International Gold Fund (10.6%) (a)	1,329	5,477
JNL/AQR Managed Futures Strategy Fund - Class A (1.2%) (a)	681	7,560
JNL/BlackRock Commodity Securities Strategy Fund - Class A (0.5%) (a)	598	5,527
JNL/Boston Partners Global Long Short Equity Fund - Class A (1.8%) (a)	747	7,399
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.7%) (a)	598	8,867
JNL/Invesco Global Real Estate Fund - Class A (0.4%) (a)	783	8,852
JNL/Red Rocks Listed Private Equity Fund - Class A (1.7%) (a)	1,274	14,418
		110,918
Total Investment Companies (cost $113,278)		110,918

Total Investments - 100.0% (cost $113,278)		110,918
Other Assets and Liabilities - Net - (0.0%)		(27)
Total Net Assets - 100.0%		$110,891

Curian Guidance - International Conservative Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 14.9%
Curian/CenterSquare International Real Estate Securities Fund (2.5%) (a)	59	$548
Curian/Neuberger Berman Currency Fund (0.1%) (a)	28	278
		826
EMERGING MARKETS EQUITY - 4.1%
JNL/Lazard Emerging Markets Fund - Class A (0.0%) (a)	23	225

INTERNATIONAL EQUITY - 21.0%
Curian/Lazard International Strategic Equity Fund (0.3%) (a)	36	441
JNL/Invesco International Growth Fund - Class A (0.0%) (a)	55	720
		1,161
INTERNATIONAL FIXED INCOME - 60.0%
Curian/Baring International Fixed Income Fund (10.0%) (a)	276	2,487
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.1%) (a)	82	833
		3,320
Total Investment Companies (cost $5,788)		5,532

Total Investments - 100.0% (cost $5,788)		5,532
Other Assets and Liabilities - Net - (0.0%)		(1)
Total Net Assets - 100.0%		$5,531

Curian Guidance - International Moderate Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 8.0%
Curian/CenterSquare International Real Estate Securities Fund (2.6%) (a)	62	$578
Curian/Neuberger Berman Currency Fund (0.2%) (a)	35	351
		929
EMERGING MARKETS EQUITY - 19.1%
Curian/Ashmore Emerging Market Small Cap Equity Fund (3.1%) (a)	73	706
Curian/Franklin Templeton Frontier Markets Fund (1.5%) (a)	68	585
JNL/Lazard Emerging Markets Fund - Class A (0.1%) (a)	96	935
		2,226
INTERNATIONAL EQUITY - 32.8%
Curian/Lazard International Strategic Equity Fund (1.2%) (a)	133	1,618
JNL/Eastspring Investments Asia ex-Japan Fund - Class A (0.4%) (a)	73	584
JNL/Invesco International Growth Fund - Class A (0.1%) (a)	123	1,624
		3,826
INTERNATIONAL FIXED INCOME - 40.1%
Curian/Baring International Fixed Income Fund (11.7%) (a)	325	2,925
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.3%) (a)	173	1,759
		4,684
Total Investment Companies (cost $12,327)		11,665

Total Investments - 100.0% (cost $12,327)		11,665
Other Assets and Liabilities - Net - (0.0%)		(2)
Total Net Assets - 100.0%		$11,663

Curian Guidance - International Growth Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 8.0%
Curian/CenterSquare International Real Estate Securities Fund (2.0%) (a)	46	$434
Curian/Neuberger Berman Currency Fund (0.1%) (a)	27	262
		696
EMERGING MARKETS EQUITY - 27.2%
Curian/Ashmore Emerging Market Small Cap Equity Fund (3.9%) (a)	91	884
Curian/Franklin Templeton Frontier Markets Fund (1.3%) (a)	61	525
JNL/Lazard Emerging Markets Fund - Class A (0.1%) (a)	99	962
		2,371
INTERNATIONAL EQUITY - 44.8%
Curian/Lazard International Strategic Equity Fund (1.2%) (a)	135	1,643
JNL/Eastspring Investments Asia ex-Japan Fund - Class A (0.4%) (a)	76	612

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Invesco International Growth Fund - Class A (0.1%) (a)	125	1,648
		3,903
INTERNATIONAL FIXED INCOME - 20.0%
Curian/Baring International Fixed Income Fund (4.9%) (a)	136	1,224
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.1%) (a)	52	525
		1,749
Total Investment Companies (cost $9,058)		8,719

Total Investments - 100.0% (cost $9,058)		8,719
Other Assets and Liabilities - Net - (0.0%)		(2)
Total Net Assets - 100.0%		$8,717

Curian Guidance - Equity 100 Fund

INVESTMENT COMPANIES - 100.0%

DOMESTIC EQUITY - 70.0%
JNL/Franklin Templeton Small Cap Value Fund - Class A (0.3%) (a)	199	$3,038
JNL/Invesco Small Cap Growth Fund - Class A (0.3%) (a)	140	3,011
JNL/S&P Competitive Advantage Fund - Class A (0.2%) (a)	343	6,007
JNL/S&P Dividend Income & Growth Fund - Class A (0.1%) (a)	397	6,026
JNL/S&P Intrinsic Value Fund - Class A (0.2%) (a)	362	6,029
JNL/S&P Mid 3 Fund - Class A (2.8%) (a)	1,020	12,066
JNL/S&P Total Yield Fund - Class A (0.3%) (a)	399	6,012
JNL/T. Rowe Price Established Growth Fund - Class A (0.3%) (a)	510	17,950
		60,139
EMERGING MARKETS EQUITY - 7.6%
JNL/Lazard Emerging Markets Fund - Class A (0.5%) (a)	667	6,489

INTERNATIONAL EQUITY - 22.4%
Curian/Lazard International Strategic Equity Fund (9.3%) (a)	1,056	12,831
JNL/Invesco International Growth Fund - Class A (0.4%) (a)	488	6,427
		19,258
Total Investment Companies (cost $85,104)		85,886

Total Investments - 100.0% (cost $85,104)		85,886
Other Assets and Liabilities - Net - (0.0%)		(21)
Total Net Assets - 100.0%		$85,865

Curian Guidance - Fixed Income 100 Fund

INVESTMENT COMPANIES - 100.0%

DOMESTIC FIXED INCOME - 80.0%
Curian/DoubleLine Total Return Fund (0.8%) (a)	986	$10,628
Curian/PIMCO Credit Income Fund (5.8%) (a)	756	8,517
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (0.9%) (a)	938	12,760
JNL/PPM America High Yield Bond Fund - Class A (0.1%) (a)	311	2,121
		34,026
GLOBAL FIXED INCOME - 15.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.3%) (a)	554	6,376

INTERNATIONAL FIXED INCOME - 5.0%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.4%) (a)	209	2,127

Total Investment Companies (cost $42,673)		42,529

Total Investments - 100.0% (cost $42,673)		42,529
Other Assets and Liabilities - Net - (0.0%)		(11)
Total Net Assets - 100.0%		$42,518

Curian Guidance - Real Assets Fund

INVESTMENT COMPANIES - 100.0%

ALTERNATIVE - 89.9%
Curian/CenterSquare International Real Estate Securities Fund (5.1%) (a)	122	$1,137
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (0.2%) (a)	113	1,151
Curian/Neuberger Berman Currency Fund (0.3%) (a)	58	574
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (1.0%) (a)	233	1,702
Curian/Van Eck International Gold Fund (1.7%) (a)	219	901
JNL/BlackRock Commodity Securities Strategy Fund - Class A (0.2%) (a)	186	1,716
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (0.2%) (a)	131	1,941
JNL/Invesco Global Real Estate Fund - Class A (0.1%) (a)	101	1,148
		10,270
DOMESTIC FIXED INCOME - 10.1%
JNL/PIMCO Real Return Fund - Class A (0.1%) (a)	108	1,149

Total Investment Companies (cost $12,488)		11,419

Total Investments - 100.0% (cost $12,488)		11,419
Other Assets and Liabilities - Net - (0.0%)		(3)
Total Net Assets - 100.0%		$11,416

Curian/American Funds® Global Growth Fund

INVESTMENT COMPANIES - 100.0%

GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1	1,560	$45,507

Total Investment Companies (cost $44,256)		45,507

Total Investments - 100.0% (cost $44,256)		45,507
Other Assets and Liabilities - Net - (0.0%)		(14)
Total Net Assets - 100.0%		$45,493

See accompanying Notes to Schedules of Investments.

Curian/American Funds® Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%

DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Growth Fund - Class 1	1,405	$117,386

Total Investment Companies (cost $105,987)		117,386

Total Investments - 100.0% (cost $105,987)		117,386
Other Assets and Liabilities - Net - (0.0%)		(57)
Total Net Assets - 100.0%		$117,329

(a)

At March 31, 2015, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control. Percentages reflecting 0.0% represent amounts less than 0.05%.

Abbreviations:

MLP - Master Limited Partnership

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Security Valuation and Fair Value Measurement - Curian Capital, LLC (“Curian”) has entered into a sub-administration and fund accounting services agreement on behalf of the Curian Variable Series Trust (“Trust”) series portfolios (each a “Fund” and collectively, “Funds”) with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  Curian and Jackson are subsidiaries of Jackson National Life Insurance Company (“Jackson”) and affiliates.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The Curian Guidance Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Forms N-Q, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC’s website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into 3 broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Investments in Affiliates - The Curian Guidance Funds invested solely in shares of other affiliated Funds advised by Curian and JNAM.  The following table details each Fund’s long term investments in affiliates held during the period ended March 31, 2015.

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
Curian Guidance - Interest Rate Opportunities Fund
Curian Long Short Credit Fund	$8,264	$174	$358	$—	$3	$8,164
Curian/BlackRock Global Long Short Credit Fund	8,271	133	352	—	15	8,172
Curian/FAMCO Flex Core Covered Call Fund	2,572	104	158	—	19	2,540
Curian/UBS Global Long Short Fixed Income Opportunities Fund	8,279	241	427	—	(19)	8,180
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	3,103	211	170	—	13	3,043
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	4,128	248	165	—	(42)	4,095
JNL/Invesco Global Real Estate Fund - Class A	4,108	192	431	—	37	4,045
JNL/PIMCO Real Return Fund - Class A	5,187	177	320	—	(42)	5,110
JNL/PPM America Floating Rate Income Fund - Class A	7,753	114	356	—	(1)	7,662
	$51,665	$1,594	$2,737	$—	$(17)	$51,011
Curian Guidance - Multi-Strategy Income Fund
Curian Long Short Credit Fund	$1,907	$136	$105	$—	$1	$1,959
Curian/BlackRock Global Long Short Credit Fund	1,907	112	87	—	4	1,960
Curian/DoubleLine Total Return Fund	5,565	306	231	—	16	5,724
Curian/FAMCO Flex Core Covered Call Fund	595	47	38	—	5	609
Curian/PIMCO Credit Income Fund	4,175	208	207	—	19	4,299
Curian/UBS Global Long Short Fixed Income Opportunities Fund	1,907	135	102	—	(4)	1,962
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	718	83	36	—	4	742
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	5,560	439	282	—	(4)	5,725
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	3,733	345	101	—	(29)	3,870
JNL/Invesco Global Real Estate Fund - Class A	952	59	56	—	5	996
JNL/Neuberger Berman Strategic Income Fund - Class A	4,171	232	180	—	12	4,298
JNL/PIMCO Real Return Fund - Class A	1,194	76	55	—	(7)	1,231
JNL/PPM America Floating Rate Income Fund - Class A	4,569	252	213	—	(1)	4,698
JNL/PPM America High Yield Bond Fund - Class A	2,780	162	156	—	(14)	2,858
	$39,733	$2,592	$1,849	$—	$7	$40,931

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
Curian Guidance - Equity Income Fund
Curian/Epoch Global Shareholder Yield Fund	$27,992	$1,279	$389	$—	$69	$28,783
Curian/FAMCO Flex Core Covered Call Fund	14,063	725	401	—	76	14,501
Curian/The Boston Company Equity Income Fund	10,509	681	472	—	153	10,884
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	3,526	258	48	—	4	3,617
JNL/Invesco Global Real Estate Fund - Class A	7,010	254	340	—	45	7,223
JNL/T. Rowe Price Value Fund - Class A	7,009	379	197	—	21	7,257
	$70,109	$3,576	$1,847	$—	$368	$72,265
Curian Guidance - Conservative Fund
Curian Dynamic Risk Advantage - Diversified Fund	$10,507	$90	$10,676	$—	$396	$—
Curian/AQR Risk Parity Fund	—	3,229	69	—	1	3,228
Curian/BlackRock Global Long Short Credit Fund	10,563	159	9,926	—	106	808
Curian/DoubleLine Total Return Fund	16,906	4,658	185	—	13	21,647
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	—	2,414	37	—	1	2,431
Curian/Epoch Global Shareholder Yield Fund	—	5,731	33	—	1	5,702
Curian/FAMCO Flex Core Covered Call Fund	7,328	400	5,236	—	343	2,420
Curian/Nicholas Convertible Arbitrage Fund	—	797	8	—	—	806
Curian/PIMCO Credit Income Fund	10,360	6,869	267	—	11	17,335
JNL/AQR Managed Futures Strategy Fund - Class A	—	4,024	153	—	5	4,069
JNL/Boston Partners Global Long Short Equity Fund - Class A	—	2,394	13	—	—	2,405
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	—	3,469	42	—	1	3,444
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	13,711	1,364	2,082	—	(171)	12,991
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	10,352	665	6,558	—	(847)	4,334
JNL/Invesco Global Real Estate Fund - Class A	4,175	360	1,261	—	160	3,454
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	—	26,345	278	—	(1)	25,988
JNL/Neuberger Berman Strategic Income Fund - Class A	6,862	105	6,961	—	20	—
JNL/PPM America Floating Rate Income Fund - Class A	3,590	41	3,634	—	(104)	—
JNL/PPM America High Yield Bond Fund - Class A	6,850	373	2,990	—	(341)	4,321
JNL/Red Rocks Listed Private Equity Fund - Class A	4,215	151	4,258	—	(529)	—
	$105,419	$63,638	$54,667	$—	$(935)	$115,383
Curian Guidance - Moderate Fund
Curian Dynamic Risk Advantage - Diversified Fund	$26,812	$3	$27,015	$—	$1,031	$—
Curian Long Short Credit Fund	3,222	11	3,193	—	(249)	—
Curian/AQR Risk Parity Fund	6,796	3,601	13	—	1	10,679
Curian/Ashmore Emerging Market Small Cap Equity Fund	3,256	—	3,267	—	(319)	—
Curian/BlackRock Global Long Short Credit Fund	3,227	133	731	—	16	2,667
Curian/DoubleLine Total Return Fund	21,894	19,753	106	—	7	41,913
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	5,376	2,533	53	—	3	8,045
Curian/FAMCO Flex Core Covered Call Fund	9,627	499	2,144	—	149	8,009
Curian/Franklin Templeton Frontier Markets Fund	3,251	41	3,160	—	(1,132)	—
Curian/Lazard International Strategic Equity Fund	21,719	337	2,656	—	280	20,611
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	3,541	279	1,377	—	(478)	2,256
Curian/Nicholas Convertible Arbitrage Fund	7,161	129	4,677	—	(242)	2,664
Curian/PIMCO Credit Income Fund	13,656	19,437	97	—	5	33,601
Curian/UBS Global Long Short Fixed Income Opportunities Fund	3,225	6	3,204	—	(132)	—
Curian/Van Eck International Gold Fund	3,041	—	3,470	—	53	—
JNL/AQR Managed Futures Strategy Fund - Class A	6,898	6,031	217	—	14	13,552
JNL/BlackRock Commodity Securities Strategy Fund - Class A	3,569	293	1,410	—	(304)	2,292
JNL/Boston Partners Global Long Short Equity Fund - Class A	10,696	424	3,194	—	(68)	7,933
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	7,240	432	1,728	—	92	5,695
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	17,892	7,344	137	—	(10)	25,167
JNL/Franklin Templeton Small Cap Value Fund - Class A	3,609	1,216	69	—	7	4,844
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	13,587	783	5,774	—	(1,124)	8,358
JNL/Invesco Global Real Estate Fund - Class A	7,113	338	2,028	—	183	5,730

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
Curian Guidance - Moderate Fund (continued)
JNL/Invesco International Growth Fund - Class A	$21,768	$475	$12,207	$—	$470	$10,251
JNL/Invesco Small Cap Growth Fund - Class A	3,573	1,074	96	—	23	4,843
JNL/JPMorgan MidCap Growth Fund - Class A	6,434	57	6,242	—	(13)	—
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	—	50,555	99	—	(1)	50,297
JNL/Lazard Emerging Markets Fund - Class A	12,532	1,122	3,017	—	(247)	10,380
JNL/Neuberger Berman Strategic Income Fund - Class A	8,962	6	8,960	—	129	—
JNL/PPM America Floating Rate Income Fund - Class A	4,660	3	4,667	—	(141)	—
JNL/PPM America High Yield Bond Fund - Class A	8,951	336	1,104	—	(127)	8,382
JNL/PPM America Mid Cap Value Fund - Class A	6,460	97	6,231	—	26	—
JNL/Red Rocks Listed Private Equity Fund - Class A	8,933	250	2,538	—	(227)	6,831
JNL/S&P Competitive Advantage Fund - Class A	10,712	451	1,838	—	170	9,604
JNL/S&P Dividend Income & Growth Fund - Class A	10,686	740	1,718	—	179	9,655
JNL/S&P Intrinsic Value Fund - Class A	10,724	681	1,773	—	275	9,650
JNL/S&P Mid 3 Fund - Class A	—	18,252	186	—	9	19,299
JNL/S&P Total Yield Fund - Class A	10,816	730	1,849	—	185	9,626
JNL/T. Rowe Price Established Growth Fund - Class A	26,426	1,225	595	—	117	28,764
	$358,045	$139,677	$122,840	$—	$(1,390)	$381,598
Curian Guidance - Growth Fund
Curian Dynamic Risk Advantage - Diversified Fund	$4,157	$3	$4,191	$—	$79	$—
Curian Long Short Credit Fund	1,336	11	1,330	—	(102)	—
Curian/AQR Risk Parity Fund	2,830	2,335	31	—	2	5,271
Curian/Ashmore Emerging Market Small Cap Equity Fund	2,191	—	2,198	—	(211)	—
Curian/BlackRock Global Long Short Credit Fund	1,338	146	183	—	(1)	1,319
Curian/DoubleLine Total Return Fund	4,184	1,454	48	—	3	5,657
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	2,342	1,584	47	—	3	3,967
Curian/FAMCO Flex Core Covered Call Fund	5,470	445	1,969	—	137	3,939
Curian/Franklin Templeton Frontier Markets Fund	2,199	63	2,174	—	(739)	—
Curian/Lazard International Strategic Equity Fund	14,750	3,270	181	—	29	18,986
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	2,154	217	1,141	—	(395)	1,120
Curian/Nicholas Convertible Arbitrage Fund	2,670	140	1,518	—	(81)	1,316
Curian/PIMCO Credit Income Fund	2,512	1,960	36	—	3	4,529
Curian/UBS Global Long Short Fixed Income Opportunities Fund	1,340	10	1,338	—	(51)	—
Curian/Van Eck International Gold Fund	2,252	—	2,561	—	(53)	—
JNL/AQR Managed Futures Strategy Fund - Class A	2,862	3,487	118	—	9	6,624
JNL/BlackRock Commodity Securities Strategy Fund - Class A	2,151	233	1,154	—	(331)	1,124
JNL/Boston Partners Global Long Short Equity Fund - Class A	2,821	1,095	5	—	—	3,928
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	3,332	438	849	—	47	2,807
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	3,337	417	360	—	(12)	3,395
JNL/Franklin Templeton Small Cap Value Fund - Class A	2,496	1,885	19	—	1	4,485
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	2,508	178	1,522	—	(225)	1,132
JNL/Invesco Global Real Estate Fund - Class A	3,308	305	955	—	103	2,800
JNL/Invesco International Growth Fund - Class A	14,774	945	6,440	—	169	9,527
JNL/Invesco Small Cap Growth Fund - Class A	2,483	1,726	33	—	7	4,461
JNL/JPMorgan MidCap Growth Fund - Class A	4,312	66	4,211	—	(105)	—
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	—	6,833	24	—	0	6,791
JNL/Lazard Emerging Markets Fund - Class A	8,497	1,511	148	—	(18)	9,639
JNL/Neuberger Berman Strategic Income Fund - Class A	1,672	7	1,677	—	1	—
JNL/PPM America Floating Rate Income Fund - Class A	836	2	838	—	(27)	—
JNL/PPM America High Yield Bond Fund - Class A	1,667	115	675	—	(82)	1,129
JNL/PPM America Mid Cap Value Fund - Class A	4,309	153	4,242	—	(66)	—
JNL/Red Rocks Listed Private Equity Fund - Class A	5,493	326	2,495	—	(387)	3,378
JNL/S&P Competitive Advantage Fund - Class A	7,300	1,370	88	—	13	8,908
JNL/S&P Dividend Income & Growth Fund - Class A	7,268	1,723	—	—	0	8,951
JNL/S&P Intrinsic Value Fund - Class A	7,275	1,622	28	—	5	8,952
JNL/S&P Mid 3 Fund - Class A	—	16,849	75	—	3	17,872
JNL/S&P Total Yield Fund - Class A	7,305	1,610	26	—	3	8,922
JNL/T. Rowe Price Established Growth Fund - Class A	18,559	6,712	311	—	52	26,639
	$166,290	$61,246	$45,239	$—	$(2,217)	$187,568

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
Curian Guidance - Moderate Growth Fund
Curian Dynamic Risk Advantage - Diversified Fund	$25,187	$3	$25,378	$—	$808	$—
Curian Long Short Credit Fund	4,538	18	4,499	—	(351)	—
Curian/AQR Risk Parity Fund	9,575	4,946	57	—	4	14,879
Curian/Ashmore Emerging Market Small Cap Equity Fund	5,603	—	5,622	—	(534)	—
Curian/BlackRock Global Long Short Credit Fund	4,543	139	1,031	—	25	3,702
Curian/DoubleLine Total Return Fund	18,195	18,666	81	—	5	37,095
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	7,565	3,404	112	—	6	11,122
Curian/FAMCO Flex Core Covered Call Fund	13,573	460	3,033	—	211	11,035
Curian/Franklin Templeton Frontier Markets Fund	5,601	74	5,448	—	(1,951)	—
Curian/Lazard International Strategic Equity Fund	38,642	1,514	1,138	—	175	41,539
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	5,000	337	1,931	—	(671)	3,143
Curian/Nicholas Convertible Arbitrage Fund	10,083	139	6,593	—	(298)	3,700
Curian/PIMCO Credit Income Fund	11,638	17,691	115	—	4	29,744
Curian/UBS Global Long Short Fixed Income Opportunities Fund	4,540	11	4,513	—	(188)	—
Curian/Van Eck International Gold Fund	4,234	—	4,830	—	(41)	—
JNL/AQR Managed Futures Strategy Fund - Class A	9,917	8,173	433	—	26	18,835
JNL/BlackRock Commodity Securities Strategy Fund - Class A	5,027	331	1,954	—	(383)	3,180
JNL/Boston Partners Global Long Short Equity Fund - Class A	15,076	394	4,486	—	(96)	10,994
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	10,138	599	2,475	—	307	7,916
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	15,116	7,152	137	—	(9)	22,200
JNL/Franklin Templeton Small Cap Value Fund - Class A	6,596	3,035	143	—	29	9,712
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	11,580	636	4,587	—	(886)	7,418
JNL/Invesco Global Real Estate Fund - Class A	10,044	446	2,958	—	293	7,969
JNL/Invesco International Growth Fund - Class A	38,711	823	19,384	—	1,189	20,643
JNL/Invesco Small Cap Growth Fund - Class A	6,543	2,830	269	—	87	9,720
JNL/JPMorgan MidCap Growth Fund - Class A	11,581	110	11,243	—	212	—
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	—	44,758	64	—	(1)	44,553
JNL/Lazard Emerging Markets Fund - Class A	22,162	1,992	3,043	—	(160)	20,619
JNL/Neuberger Berman Strategic Income Fund - Class A	7,570	2	7,565	—	121	—
JNL/PPM America Floating Rate Income Fund - Class A	4,038	1	4,043	—	(124)	—
JNL/PPM America High Yield Bond Fund - Class A	7,563	208	540	—	(84)	7,411
JNL/PPM America Mid Cap Value Fund - Class A	11,598	229	11,240	—	313	—
JNL/Red Rocks Listed Private Equity Fund - Class A	12,582	239	3,597	—	(194)	9,485
JNL/S&P Competitive Advantage Fund - Class A	20,139	447	2,090	—	225	19,115
JNL/S&P Dividend Income & Growth Fund - Class A	20,097	1,052	1,902	—	205	19,151
JNL/S&P Intrinsic Value Fund - Class A	20,141	816	1,885	—	332	19,155
JNL/S&P Mid 3 Fund - Class A	—	36,574	449	—	19	38,613
JNL/S&P Total Yield Fund - Class A	20,284	925	1,972	—	255	19,161
JNL/T. Rowe Price Established Growth Fund - Class A	49,296	6,660	1,765	—	423	57,791
	$504,316	$165,834	$152,605	$—	$(697)	$529,600
Curian Guidance - Maximum Growth Fund
Curian Long Short Credit Fund	$840	$—	$829	$—	$(56)	$—
Curian/AQR Risk Parity Fund	1,552	1,972	46	—	3	3,568
Curian/Ashmore Emerging Market Small Cap Equity Fund	2,057	—	2,063	—	(183)	—
Curian/BlackRock Global Long Short Credit Fund	840	81	39	—	2	895
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	1,321	1,402	89	—	5	2,696
Curian/FAMCO Flex Core Covered Call Fund	3,222	195	755	—	52	2,670
Curian/Franklin Templeton Frontier Markets Fund	2,063	7	1,987	—	(721)	—
Curian/Lazard International Strategic Equity Fund	13,522	1,013	303	—	47	15,148
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	1,175	102	457	—	(159)	757
Curian/Nicholas Convertible Arbitrage Fund	1,678	72	874	—	(42)	893
Curian/UBS Global Long Short Fixed Income Opportunities Fund	841	—	834	—	(35)	—
Curian/Van Eck International Gold Fund	1,243	—	1,414	—	(28)	—
JNL/AQR Managed Futures Strategy Fund - Class A	1,631	2,929	310	—	17	4,510
JNL/BlackRock Commodity Securities Strategy Fund - Class A	1,192	85	456	—	(89)	767

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
Curian Guidance - Maximum Growth Fund (continued)
JNL/Boston Partners Global Long Short Equity Fund - Class A	$1,548	$1,132	$37	$—	$—	$2,658
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	1,930	165	126	—	25	1,904
JNL/Franklin Templeton Small Cap Value Fund - Class A	2,298	1,255	39	—	4	3,601
JNL/Invesco Global Real Estate Fund - Class A	1,909	170	254	—	27	1,907
JNL/Invesco International Growth Fund - Class A	13,821	387	6,785	—	(404)	7,600
JNL/Invesco Small Cap Growth Fund - Class A	2,276	1,168	117	—	29	3,554
JNL/JPMorgan MidCap Growth Fund - Class A	3,955	1	3,804	—	188	—
JNL/Lazard Emerging Markets Fund - Class A	7,888	908	938	—	(53)	7,670
JNL/PPM America Mid Cap Value Fund - Class A	3,973	16	3,789	—	228	—
JNL/Red Rocks Listed Private Equity Fund - Class A	3,115	73	959	—	(113)	2,285
JNL/S&P Competitive Advantage Fund - Class A	6,726	299	169	—	30	7,099
JNL/S&P Dividend Income & Growth Fund - Class A	6,687	594	115	—	14	7,130
JNL/S&P Intrinsic Value Fund - Class A	6,731	489	146	—	34	7,121
JNL/S&P Mid 3 Fund - Class A	—	13,514	162	—	8	14,251
JNL/S&P Total Yield Fund - Class A	6,768	449	99	—	18	7,113
JNL/T. Rowe Price Established Growth Fund - Class A	16,943	3,588	632	—	(2)	21,227
	$119,745	$32,066	$28,627	$—	$(1,154)	$127,024
Curian Guidance - Tactical Moderate Growth Fund
Curian Dynamic Risk Advantage - Diversified Fund	$30,203	$1,133	$791	$—	$47	$31,076
Curian Long Short Credit Fund	2,709	44	2,753	—	(150)	—
Curian/AQR Risk Parity Fund	5,690	5,153	150	—	10	10,904
Curian/BlackRock Global Long Short Credit Fund	2,713	414	52	—	1	3,117
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	4,522	3,258	112	—	—	7,804
Curian/FAMCO Flex Core Covered Call Fund	8,130	169	619	—	56	7,744
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	2,901	357	3	—	(1)	3,077
Curian/Nicholas Convertible Arbitrage Fund	6,022	104	3,098	—	(96)	3,111
Curian/UBS Global Long Short Fixed Income Opportunities Fund	2,708	42	2,758	—	(96)	—
Curian/Van Eck International Gold Fund	2,439	85	2,695	—	(156)	—
JNL/AQR Managed Futures Strategy Fund - Class A	5,819	8,205	696	—	13	14,104
JNL/BlackRock Commodity Securities Strategy Fund - Class A	3,001	246	48	—	(6)	3,100
JNL/Boston Partners Global Long Short Equity Fund - Class A	8,965	245	1,532	—	(11)	7,718
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	6,080	231	1,516	—	256	4,643
JNL/Invesco Global Real Estate Fund - Class A	6,003	224	1,870	—	161	4,654
JNL/Mellon Capital Bond Index Fund - Class A	750	30	166	—	(3)	625
JNL/Mellon Capital Emerging Markets Index Fund - Class A	12,021	12,293	6,848	—	(521)	17,844
JNL/Mellon Capital International Index - Class A	32,584	20,341	3,173	—	(137)	52,508
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A	54,414	178	7,165	—	601	49,929
JNL/Mellon Capital S&P 500 Index Fund - Class A	65,338	1,320	6,280	—	1,053	60,853
JNL/Mellon Capital Small Cap Index Fund - Class A	30,475	306	12,013	—	627	19,647
JNL/Red Rocks Listed Private Equity Fund - Class A	7,541	184	275	—	31	7,734
	$301,028	$54,562	$54,613	$—	$1,679	$310,192
Curian Guidance - Tactical Maximum Growth Fund
Curian Long Short Credit Fund	$693	$14	$707	$—	$(31)	$—
Curian/AQR Risk Parity Fund	1,281	1,318	99	—	6	2,552
Curian/BlackRock Global Long Short Credit Fund	693	346	43	—	2	1,009
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	1,092	987	89	—	4	2,025
Curian/FAMCO Flex Core Covered Call Fund	2,662	73	738	—	67	2,018
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	971	115	17	—	(5)	1,011
Curian/Nicholas Convertible Arbitrage Fund	1,384	48	447	—	(17)	1,009
Curian/T. Rowe Price Capital Appreciation Fund	24,611	15,423	629	—	89	40,429
Curian/UBS Global Long Short Fixed Income Opportunities Fund	693	13	708	—	(21)	—
Curian/Van Eck International Gold Fund	1,027	101	1,204	—	(44)	—
JNL/AQR Managed Futures Strategy Fund - Class A	1,303	1,820	232	—	12	3,061
JNL/BlackRock Commodity Securities Strategy Fund - Class A	989	107	45	—	(6)	1,019
JNL/Boston Partners Global Long Short Equity Fund - Class A	1,276	749	27	—	—	2,001

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
Curian Guidance - Tactical Maximum Growth Fund (continued)
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	$1,602	$103	$128	$—	$20	$1,527
JNL/Franklin Templeton Small Cap Value Fund - Class A	1,752	47	763	—	(95)	1,021
JNL/Invesco Global Real Estate Fund - Class A	1,572	109	221	—	14	1,529
JNL/Invesco International Growth Fund - Class A	5,907	3,261	840	—	32	8,624
JNL/Invesco Small Cap Growth Fund - Class A	2,482	290	1,303	—	13	1,522
JNL/Ivy Asset Strategy Fund - Class A	24,528	283	14,994	—	530	10,052
JNL/JPMorgan MidCap Growth Fund - Class A	1,490	328	92	—	0	1,832
JNL/Lazard Emerging Markets Fund - Class A	1,487	1,580	804	—	(133)	2,249
JNL/PPM America Mid Cap Value Fund - Class A	1,991	32	535	—	(26)	1,531
JNL/Red Rocks Listed Private Equity Fund - Class A	2,568	63	1,205	—	(40)	1,514
JNL/T. Rowe Price Established Growth Fund - Class A	7,660	397	470	—	51	8,060
JNL/T. Rowe Price Value Fund - Class A	6,923	914	2,325	—	177	5,572
	$98,637	$28,521	$28,665	$—	$599	$101,167
Curian Guidance - Institutional Alt 65 Fund
Curian Long Short Credit Fund	$3,101	$74	$18	$—	$—	$3,190
Curian/AQR Risk Parity Fund	6,445	73	71	—	5	6,657
Curian/Ashmore Emerging Market Small Cap Equity Fund	634	18	3	—	—	677
Curian/BlackRock Global Long Short Credit Fund	3,126	44	19	—	1	3,198
Curian/DoubleLine Total Return Fund	3,273	51	42	—	3	3,332
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	4,975	31	64	—	1	5,067
Curian/FAMCO Flex Core Covered Call Fund	9,377	81	113	—	13	9,422
Curian/Franklin Templeton Frontier Markets Fund	603	102	—	—	—	654
Curian/Lazard International Strategic Equity Fund	4,524	69	221	—	10	4,663
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	3,113	439	—	—	—	3,361
Curian/Nicholas Convertible Arbitrage Fund	6,492	90	58	—	1	6,665
Curian/PIMCO Credit Income Fund	1,962	24	39	—	1	2,005
Curian/UBS Global Long Short Fixed Income Opportunities Fund	3,108	65	16	—	(1)	3,190
Curian/Van Eck International Gold Fund	2,494	270	118	—	(15)	2,497
JNL/AQR Managed Futures Strategy Fund - Class A	6,887	19	636	—	26	6,791
JNL/BlackRock Commodity Securities Strategy Fund - Class A	3,169	355	12	—	(1)	3,412
JNL/Boston Partners Global Long Short Equity Fund - Class A	10,015	120	41	—	—	10,135
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	6,649	432	—	—	—	6,860
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	2,572	81	3	—	—	2,652
JNL/Franklin Templeton Small Cap Value Fund - Class A	798	21	15	—	2	807
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	1,882	147	—	—	—	1,973
JNL/Invesco Global Real Estate Fund - Class A	6,863	56	325	—	52	6,887
JNL/Invesco International Growth Fund - Class A	4,552	51	119	—	20	4,647
JNL/Invesco Small Cap Growth Fund - Class A	800	3	39	—	11	807
JNL/JPMorgan MidCap Growth Fund - Class A	1,463	7	74	—	—	1,487
JNL/Lazard Emerging Markets Fund - Class A	2,477	227	—	—	—	2,640
JNL/Neuberger Berman Strategic Income Fund - Class A	1,306	14	10	—	—	1,333
JNL/PPM America Floating Rate Income Fund - Class A	650	9	5	—	—	667
JNL/PPM America High Yield Bond Fund - Class A	1,281	31	12	—	(1)	1,333
JNL/PPM America Mid Cap Value Fund - Class A	1,469	17	59	—	(1)	1,485
JNL/Red Rocks Listed Private Equity Fund - Class A	8,615	42	372	—	78	8,611
JNL/S&P Competitive Advantage Fund - Class A	2,414	13	123	—	(1)	2,393
JNL/S&P Dividend Income & Growth Fund - Class A	2,387	38	26	—	—	2,388
JNL/S&P Intrinsic Value Fund - Class A	2,418	22	61	—	(3)	2,396
JNL/S&P Total Yield Fund - Class A	2,413	35	57	—	(6)	2,391
JNL/T. Rowe Price Established Growth Fund - Class A	5,948	39	352	—	104	5,998
	$130,255	$3,210	$3,123	$—	$299	$132,671
Curian Guidance - Alt 100 Conservative Fund
Curian Long Short Credit Fund	$1,642	$82	$39	$—	$(1)	$1,704
Curian/AQR Risk Parity Fund	3,237	150	103	—	7	3,390
Curian/BlackRock Global Long Short Credit Fund	1,645	70	33	—	1	1,706
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	2,595	102	64	—	4	2,699
Curian/FAMCO Flex Core Covered Call Fund	3,225	238	124	—	12	3,368
Curian/Neuberger Berman Currency Fund	1,829	143	28	—	—	1,896

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
Curian Guidance - Alt 100 Conservative Fund (continued)
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	$721	$101	$30	$—	$(9)	$750
Curian/Nicholas Convertible Arbitrage Fund	3,246	128	75	—	(2)	3,370
Curian/UBS Global Long Short Fixed Income Opportunities Fund	1,646	71	30	—	(1)	1,705
JNL/AQR Managed Futures Strategy Fund - Class A	3,263	129	226	—	11	3,421
JNL/BlackRock Commodity Securities Strategy Fund - Class A	732	97	53	—	(11)	754
JNL/Boston Partners Global Long Short Equity Fund - Class A	6,451	358	144	—	(1)	6,694
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	2,224	158	43	—	2	2,265
JNL/Invesco Global Real Estate Fund - Class A	2,166	129	103	—	14	2,284
JNL/Red Rocks Listed Private Equity Fund - Class A	1,819	72	72	—	(4)	1,890
	$36,441	$2,028	$1,167	$—	$22	$37,896
Curian Guidance - Alt 100 Moderate Fund
Curian Long Short Credit Fund	$12,541	$31	$12,416	$—	$(755)	$—
Curian/AQR Risk Parity Fund	26,718	23,143	612	—	45	50,610
Curian/BlackRock Global Long Short Credit Fund	12,572	235	426	—	11	12,562
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	20,980	16,494	645	—	11	37,739
Curian/FAMCO Flex Core Covered Call Fund	38,570	491	1,860	—	137	37,477
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	13,406	688	2,797	—	(970)	10,548
Curian/Nicholas Convertible Arbitrage Fund	26,836	215	14,741	—	(362)	12,562
Curian/UBS Global Long Short Fixed Income Opportunities Fund	12,551	23	12,469	—	(610)	—
Curian/Van Eck International Gold Fund	10,637	—	12,134	—	(331)	—
JNL/AQR Managed Futures Strategy Fund - Class A	28,189	33,692	2,163	—	116	63,589
JNL/BlackRock Commodity Securities Strategy Fund - Class A	13,741	609	3,103	—	(553)	10,706
JNL/Boston Partners Global Long Short Equity Fund - Class A	41,670	436	4,993	—	(103)	37,230
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	28,084	959	1,327	—	251	26,781
JNL/Invesco Global Real Estate Fund - Class A	27,991	1,058	3,126	—	523	27,134
JNL/Red Rocks Listed Private Equity Fund - Class A	35,181	115	4,258	—	405	32,160
	$349,667	$78,189	$77,070	$—	$(2,185)	$359,098
Curian Guidance - Alt 100 Growth Fund
Curian Long Short Credit Fund	$3,557	$108	$35	$—	$(1)	$3,668
Curian/AQR Risk Parity Fund	7,198	176	162	—	12	7,449
Curian/BlackRock Global Long Short Credit Fund	3,559	103	42	—	1	3,672
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	6,156	101	55	—	5	6,358
Curian/FAMCO Flex Core Covered Call Fund	14,267	355	127	—	14	14,617
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	5,245	633	68	—	(23)	5,493
Curian/Nicholas Convertible Arbitrage Fund	7,650	194	124	—	(3)	7,888
Curian/UBS Global Long Short Fixed Income Opportunities Fund	3,553	117	35	—	(1)	3,673
Curian/Van Eck International Gold Fund	5,492	821	564	—	(63)	5,477
JNL/AQR Managed Futures Strategy Fund - Class A	7,478	74	571	—	42	7,560
JNL/BlackRock Commodity Securities Strategy Fund - Class A	5,369	440	110	—	(12)	5,527
JNL/Boston Partners Global Long Short Equity Fund - Class A	7,193	234	58	—	—	7,399
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	8,688	533	63	—	2	8,867
JNL/Invesco Global Real Estate Fund - Class A	8,638	288	450	—	41	8,852
JNL/Red Rocks Listed Private Equity Fund - Class A	14,096	244	467	—	3	14,418
	$108,139	$4,421	$2,931	$—	$17	$110,918
Curian Guidance - International Conservative Fund
Curian/Baring International Fixed Income Fund	$2,223	$679	$338	$—	$(17)	$2,487
Curian/CenterSquare International Real Estate Securities Fund	490	145	107	—	5	548
Curian/Lazard International Strategic Equity Fund	391	111	86	—	11	441
Curian/Neuberger Berman Currency Fund	246	82	44	—	—	278

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
Curian Guidance - International Conservative Fund (continued)
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	$739	$237	$121	$—	$(30)	$833
JNL/Invesco International Growth Fund - Class A	636	196	136	—	11	720
JNL/Lazard Emerging Markets Fund - Class A	197	72	40	—	(2)	225
	$4,922	$1,522	$872	$—	$(22)	$5,532
Curian Guidance - International Moderate Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund	$666	$28	$19	$—	$—	$706
Curian/Baring International Fixed Income Fund	2,762	276	19	—	(1)	2,925
Curian/CenterSquare International Real Estate Securities Fund	549	31	25	—	—	578
Curian/Franklin Templeton Frontier Markets Fund	553	85	6	—	(2)	585
Curian/Lazard International Strategic Equity Fund	1,537	80	96	—	6	1,618
Curian/Neuberger Berman Currency Fund	331	36	7	—	0	351
JNL/Eastspring Investments Asia ex-Japan Fund - Class A	550	35	13	—	1	584
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	1,651	175	20	—	(5)	1,759
JNL/Invesco International Growth Fund - Class A	1,538	94	64	—	3	1,624
JNL/Lazard Emerging Markets Fund - Class A	880	100	24	—	(4)	935
	$11,017	$940	$293	$—	$(2)	$11,665
Curian Guidance - International Growth Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund	$816	$62	$31	$—	$1	$884
Curian/Baring International Fixed Income Fund	1,137	145	18	—	(1)	1,224
Curian/CenterSquare International Real Estate Securities Fund	402	32	17	—	1	434
Curian/Franklin Templeton Frontier Markets Fund	494	78	6	—	(1)	525
Curian/Lazard International Strategic Equity Fund	1,522	119	98	—	11	1,643
Curian/Neuberger Berman Currency Fund	243	34	9	—	—	262
JNL/Eastspring Investments Asia ex-Japan Fund - Class A	567	56	23	—	3	612
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	486	64	10	—	(3)	525
JNL/Invesco International Growth Fund - Class A	1,525	130	64	—	7	1,648
JNL/Lazard Emerging Markets Fund - Class A	887	127	30	—	(2)	962
	$8,079	$847	$306	$—	$16	$8,719
Curian Guidance - Equity 100 Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund	$1,701	$—	$1,706	$—	$(190)	$—
Curian/Franklin Templeton Frontier Markets Fund	1,702	14	1,646	—	(600)	—
Curian/Lazard International Strategic Equity Fund	11,731	1,045	746	—	20	12,831
JNL/Franklin Templeton Small Cap Value Fund - Class A	2,027	1,048	112	—	(14)	3,038
JNL/Invesco International Growth Fund - Class A	11,747	137	5,618	—	(51)	6,427
JNL/Invesco Small Cap Growth Fund - Class A	2,011	974	170	—	11	3,011
JNL/JPMorgan MidCap Growth Fund - Class A	3,524	—	3,388	—	(190)	—
JNL/Lazard Emerging Markets Fund - Class A	6,732	559	642	—	(59)	6,489
JNL/PPM America Mid Cap Value Fund - Class A	3,529	32	3,383	—	(190)	—
JNL/S&P Competitive Advantage Fund - Class A	6,040	153	396	—	(12)	6,007
JNL/S&P Dividend Income & Growth Fund - Class A	6,027	338	308	—	(6)	6,026
JNL/S&P Intrinsic Value Fund - Class A	6,026	248	281	—	(18)	6,029
JNL/S&P Mid 3 Fund - Class A	—	11,589	307	—	17	12,066
JNL/S&P Total Yield Fund - Class A	6,061	293	333	—	(41)	6,012
JNL/T. Rowe Price Established Growth Fund - Class A	15,085	2,789	1,081	—	114	17,950
	$83,943	$19,219	$20,117	$—	$(1,209)	$85,886
Curian Guidance - Fixed Income 100 Fund
Curian/DoubleLine Total Return Fund	$12,089	$467	$2,104	$—	$82	$10,628
Curian/PIMCO Credit Income Fund	7,254	2,757	1,720	—	104	8,517
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	9,659	286	3,558	—	(223)	6,376
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	7,236	197	5,243	—	(709)	2,127
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	—	14,945	2,136	—	(7)	12,760
JNL/Neuberger Berman Strategic Income Fund - Class A	4,833	43	4,872	—	(48)	—
JNL/PPM America Floating Rate Income Fund - Class A	2,416	18	2,436	—	(79)	—
JNL/PPM America High Yield Bond Fund - Class A	4,826	75	2,817	—	(352)	2,121
	$48,313	$18,788	$24,886	$—	$(1,232)	$42,529

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
Curian Guidance - Real Assets Fund
Curian/CenterSquare International Real Estate Securities Fund	$1,130	$34	$74	$—	$(1)	$1,137
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	1,132	63	73	—	6	1,151
Curian/Neuberger Berman Currency Fund	566	45	23	—	—	574
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	1,686	153	37	—	(12)	1,702
Curian/Van Eck International Gold Fund	914	157	123	—	(11)	901
JNL/BlackRock Commodity Securities Strategy Fund - Class A	1,688	123	41	—	(7)	1,716
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	1,922	108	25	—	2	1,941
JNL/Invesco Global Real Estate Fund - Class A	1,126	49	75	—	8	1,148
JNL/PIMCO Real Return Fund - Class A	1,133	70	69	—	(4)	1,149
	$11,297	$802	$540	$—	$(19)	$11,419

Income Tax Matters - As of March 31, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian Guidance - Interest Rate Opportunities Fund	$51,909	$878	$(1,776)	$(898)
Curian Guidance - Multi-Strategy Income Fund	41,342	983	(1,394)	(411)
Curian Guidance - Equity Income Fund	67,819	4,995	(549)	4,446
Curian Guidance - Conservative Fund	114,692	2,300	(1,609)	691
Curian Guidance - Moderate Fund	377,132	11,670	(7,204)	4,466
Curian Guidance - Growth Fund	183,768	6,926	(3,126)	3,800
Curian Guidance - Moderate Growth Fund	518,335	21,245	(9,980)	11,265
Curian Guidance - Maximum Growth Fund	122,912	6,219	(2,107)	4,112
Curian Guidance - Tactical Moderate Growth Fund	298,733	14,367	(2,908)	11,459
Curian Guidance - Tactical Maximum Growth Fund	97,958	4,633	(1,424)	3,209
Curian Guidance - Institutional Alt 65 Fund	131,848	6,142	(5,319)	823
Curian Guidance - Alt 100 Conservative Fund	37,814	1,064	(982)	82
Curian Guidance - Alt 100 Moderate Fund	353,328	16,073	(10,303)	5,770
Curian Guidance - Alt 100 Growth Fund	113,497	3,467	(6,046)	(2,579)
Curian Guidance - International Conservative Fund	5,803	37	(308)	(271)
Curian Guidance - International Moderate Fund	12,377	168	(880)	(712)
Curian Guidance - International Growth Fund	9,082	171	(534)	(363)
Curian Guidance - Equity 100 Fund	85,224	2,875	(2,213)	662
Curian Guidance - Fixed Income 100 Fund	42,737	595	(803)	(208)
Curian Guidance - Real Assets Fund	12,609	187	(1,377)	(1,190)
Curian/American Funds Global Growth Fund	44,262	1,494	(249)	1,245
Curian/American Funds Growth Fund	105,990	11,424	(28)	11,396

Subsequent Events — Effective April 27, 2015 JNAM replaced Curian as the Funds’ investment adviser and administrator.

The following Fund name changes were effective April 27, 2015:

Existing Fund Name:	Effective April 27, 2015 Fund Name:
Curian Guidance - Interest Rate Opportunities Fund	JNAM Guidance - Interest Rate Opportunities Fund
Curian Guidance - Equity Income Fund	JNAM Guidance - Equity Income Fund
Curian Guidance - Conservative Fund	JNAM Guidance - Conservative Fund
Curian Guidance - Moderate Fund	JNAM Guidance - Moderate Fund
Curian Guidance - Growth Fund	JNAM Guidance - Growth Fund
Curian Guidance - Moderate Growth Fund	JNAM Guidance - Moderate Growth Fund
Curian Guidance - Maximum Growth Fund	JNAM Guidance - Maximum Growth Fund
Curian Guidance - Alt 100 Moderate Fund	JNAM Guidance - Alt 100 Moderate Fund
Curian Guidance - Equity 100 Fund	JNAM Guidance - Equity 100 Fund
Curian Guidance - Fixed Income 100 Fund	JNAM Guidance - Fixed Income 100 Fund
Curian Guidance - Real Assets Fund	JNAM Guidance - Real Assets Fund
Curian/American Funds Global Growth Fund	JNL/American Funds Global Growth Fund
Curian/American Funds Growth Fund	JNL/American Funds Growth Fund

Curian Variable Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Effective April 27, 2015, the following Fund mergers occurred:

Acquired Fund	Acquiring Fund
Curian Guidance — Multi-Strategy Income Fund	JNAM Guidance — Fixed Income 100 Fund
Curian Guidance — Tactical Moderate Growth Fund	JNAM Guidance — Moderate Growth Fund
Curian Guidance — Tactical Maximum Growth Fund	JNAM Guidance — Maximum Growth Fund
Curian Guidance — Institutional Alt 65 Fund	JNL Institutional Alt 65 Fund
Curian Guidance — Alt 100 Conservative Fund	JNAM Guidance — Alt 100 Moderate Fund
Curian Guidance — Alt 100 Growth Fund	JNAM Guidance — Alt 100 Moderate Fund
Curian Guidance — International Conservative Fund	JNAM Guidance — Conservative Fund
Curian Guidance — International Moderate Fund	JNAM Guidance — Moderate Fund
Curian Guidance — International Growth Fund	JNAM Guidance — Growth Fund

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

Curian Tactical Advantage 35 Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 99.7%
iShares 7-10 Year Treasury Bond Fund (a)	26	$2,870
iShares Barclays Capital Intermediate Credit Bond ETF	9	947
iShares Capital 3-7 Year Treasury Bond ETF	10	1,216
iShares iBoxx High Yield Corporate Bond Fund (a)	35	3,165
iShares MBS ETF	24	2,701
iShares MSCI EMU ETF (a)	92	3,541
iShares MSCI Japan ETF	123	1,538
iShares MSCI Pacific ex-Japan ETF	26	1,187
iShares MSCI United Kingdom ETF	43	766
iShares Russell 1000 Growth ETF (a)	88	8,751
iShares Russell 1000 Value ETF	57	5,827
iShares Russell 2000 Growth ETF (a)	11	1,595
iShares Russell 2000 Value ETF	10	1,060
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (a)	21	2,108
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	24	671
Vanguard Index Funds MSCI Emerging Market	57	2,350
Vanguard Intermediate-Term Corporate Bond ETF	20	1,761
Vanguard Total Bond Market ETF	130	10,828

Total Investment Companies (cost $51,318)		52,882

SHORT TERM INVESTMENTS - 28.1%

Investment Company - 0.3%
JNL Money Market Fund, 0.01% (b) (c)	155	155

Securities Lending Collateral - 27.8%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (c)	8,000	8,000
Fidelity Institutional Money Market Portfolio, 0.13% (c)	5,000	5,000
Repurchase Agreement with MLP, 0.12% (Collateralized by $692 U.S. Treasury Bond, due 08/15/42-02/15/44, value $772) acquired on 03/31/15, due 04/01/15 at $757	$757	757
Repurchase Agreement with HSB, 0.10% (Collateralized by $408 U.S. Treasury Bond, due 05/15/40-08/15/44, value $489 and $522 U.S. Treasury Note, due 07/31/16-11/15/24, value $531) acquired on 03/31/15, due 04/01/15 at $1,000	1,000	1,000
		14,757
Total Short Term Investments (cost $14,912)		14,912

Total Investments - 127.8% (cost $66,230)		67,794
Other Assets and Liabilities, Net - (27.8%)		(14,750)
Total Net Assets - 100.0%		$53,044

(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

Curian Tactical Advantage 60 Fund

INVESTMENT COMPANIES - 99.9%
iShares 7-10 Year Treasury Bond Fund (a)	31	$3,390
iShares Barclays Capital Intermediate Credit Bond ETF (a)	10	1,111
iShares Capital 3-7 Year Treasury Bond ETF (a)	12	1,441
iShares iBoxx High Yield Corporate Bond Fund (a)	41	3,752
iShares MBS ETF (a)	29	3,190
iShares MSCI EMU ETF (a)	325	12,540
iShares MSCI Japan ETF	435	5,445
iShares MSCI Pacific ex-Japan ETF	93	4,204
iShares MSCI United Kingdom ETF	151	2,727
iShares Russell 1000 Growth ETF (a)	313	30,973
iShares Russell 1000 Value ETF (a)	200	20,647
iShares Russell 2000 Growth ETF (a)	37	5,649
iShares Russell 2000 Value ETF (a)	36	3,760
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (a)	25	2,492
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	28	791
Vanguard Index Funds MSCI Emerging Market	204	8,321
Vanguard Intermediate-Term Corporate Bond ETF (a)	24	2,080
Vanguard Total Bond Market ETF	154	12,808

Total Investment Companies (cost $119,416)		125,321

SHORT TERM INVESTMENTS - 23.9%

Investment Company - 0.5%
JNL Money Market Fund, 0.01% (b) (c)	588	588

Securities Lending Collateral - 23.4%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (b)	14,000	14,000
Fidelity Institutional Money Market Portfolio, 0.13% (b)	13,000	13,000
Repurchase Agreement with MLP, 0.12% (Collateralized by $1,261 U.S. Treasury Bond, due 08/15/42-02/15/44, value $1,408) acquired on 03/31/15, due 04/01/15 at $1,380	$1,380	1,380
Repurchase Agreement with HSB, 0.10% (Collateralized by $408 U.S. Treasury Bond, due 05/15/40-08/15/44, value $489 and $522 U.S. Treasury Note, due 07/31/16-11/15/24, value $531) acquired on 03/31/15, due 04/01/15 at $1,000	1,000	1,000
		29,380
Total Short Term Investments (cost $29,968)		29,968

Total Investments - 123.8% (cost $149,384)		155,289
Other Assets and Liabilities, Net - (23.8%)		(29,833)
Total Net Assets - 100.0%		$125,456

(a)	All or portion of the security was on loan.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.
(c)	Investment in affiliate.

Curian Tactical Advantage 75 Fund

INVESTMENT COMPANIES - 100.1%
iShares 7-10 Year Treasury Bond Fund (a)	—	$29
iShares Barclays Capital Intermediate Credit Bond ETF (a)	—	15
iShares Capital 3-7 Year Treasury Bond ETF (a)	—	9
iShares iBoxx High Yield Corporate Bond Fund (a)	—	29
iShares MBS ETF	—	29

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
iShares MSCI EMU ETF (a)	369	14,229
iShares MSCI Japan ETF	493	6,178
iShares MSCI Pacific ex-Japan ETF (a)	105	4,763
iShares MSCI United Kingdom ETF	172	3,094
iShares Russell 1000 Growth ETF (a)	356	35,249
iShares Russell 1000 Value ETF (a)	228	23,498
iShares Russell 2000 Growth ETF (a)	42	6,409
iShares Russell 2000 Value ETF (a)	41	4,269
PIMCO 0-5 Year High Yield Corporate Bond Index ETF (a)	—	10
PowerShares Emerging Markets Sovereign Debt Portfolio (a)	—	13
Vanguard Index Funds MSCI Emerging Market	231	9,442
Vanguard Intermediate-Term Corporate Bond ETF	—	17
Vanguard Total Bond Market ETF	1	113

Total Investment Companies (cost $101,758)		107,395

SHORT TERM INVESTMENTS - 29.4%

Investment Company - 0.0%
JNL Money Market Fund, 0.01% (b) (c)	1	1

Securities Lending Collateral - 29.4%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (c)	15,000	15,000
Fidelity Institutional Money Market Portfolio, 0.13% (c)	10,000	10,000
Repurchase Agreement with MLP, 0.12% (Collateralized by $4,172 U.S. Treasury Bond, due 08/15/42-02/15/44, value $4,659) acquired on 03/31/15, due 04/01/15 at $4,568	$4,568	4,568
Repurchase Agreement with HSB, 0.10% (Collateralized by $817 U.S. Treasury Bond, due 05/15/40-08/15/44, value $979 and $1,044 U.S. Treasury Note, due 07/31/16-11/15/24, value $1,061) acquired on 03/31/15, due 04/01/15 at $2,000	2,000	2,000
		31,568
Total Short Term Investments (cost $31,569)		31,569

Total Investments - 129.5% (cost $133,327)		138,964
Other Assets and Liabilities, Net - (29.5%)		(31,640)
Total Net Assets - 100.0%		$107,324

(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

Curian Dynamic Risk Advantage - Diversified Fund

INVESTMENT COMPANIES - 6.9%
First Trust North American Energy Infrastructure Fund (a)	101	$2,709
iShares Barclays Capital Intermediate Credit Bond ETF	26	2,864
iShares JPMorgan USD Emerging Markets Bond ETF (a)	19	2,078
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	30	3,042
PowerShares DB Commodity Index Tracking Fund (a) (b)	259	4,414
Vanguard REIT ETF (a)	25	2,075
Vanguard Total International Bond ETF	53	2,887

Total Investment Companies (cost $20,824)		20,069

SHORT TERM INVESTMENTS - 94.1%

Federal Home Loan Bank - 10.2%
Federal Home Loan Bank
0.08%, 04/17/15 (c)	$10,000	10,000
0.09%, 05/06/15 (c)	8,700	8,699
0.13%, 07/08/15 (c)	6,000	5,999
0.15%, 09/25/15 (c)	5,000	4,997
		29,695
Federal Home Loan Mortgage Corp. - 11.6%
Federal Home Loan Mortgage Corp.
0.06%, 04/06/15 (c)	5,000	5,000
0.07%, 04/15/15 - 04/20/15 (c)	9,300	9,300
0.10%, 05/28/15 (c)	10,000	9,999
0.03%, 07/10/15 (c)	9,500	9,498
		33,797
Federal National Mortgage Association - 11.6%
Federal National Mortgage Association
0.07%, 04/08/15 (c)	11,000	11,000
0.08%, 04/15/15 - 08/21/15 (c)	12,800	12,798
0.11%, 05/26/15 (c)	10,000	9,999
		33,797
Investment Company - 11.2%
JNL Money Market Fund, 0.01% (d) (e)	32,431	32,431

Securities Lending Collateral - 1.6%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (e)	1,000	1,000
Fidelity Institutional Money Market Portfolio, 0.13% (e)	1,000	1,000
Repurchase Agreement with MLP, 0.12% (Collateralized by $1,581 U.S. Treasury Bond, due 08/15/42-02/15/44, value $1,765) acquired on 03/31/15, due 04/01/15 at $1,731	$1,731	1,731
Repurchase Agreement with HSB, 0.10% (Collateralized by $408 U.S. Treasury Bond, due 05/15/40-08/15/44, value $489 and $522 U.S. Treasury Note, due 07/31/16-11/15/24, value $531) acquired on 03/31/15, due 04/01/15 at $1,000	1,000	1,000
		4,731
Treasury Securities - 47.9%
U.S. Treasury Bill
0.01%, 04/02/15	65,900	65,900
0.02%, 04/09/15	69,375	69,375
0.01%, 06/04/15 (f)	3,695	3,695
0.08%, 09/17/15 (f)	545	544
		139,514
Total Short Term Investments (cost $273,962)		273,965

Total Investments - 101.0% (cost $294,786)		294,034
Other Assets and Liabilities, Net - (1.0%)		(2,885)
Total Net Assets - 100.0%		$291,149

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	This security is a direct debt of the agency and not collateralized by mortgages.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.
(f)	All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation
MSCI Mini EAFE Index Future	June 2015	260	$214
MSCI Mini Emerging Markets Index Future	June 2015	187	410
Russell 2000 Mini Index Future	June 2015	230	958
S&P 500 E-Mini Index Future	June 2015	196	98
Ultra Long Term U.S. Treasury Bond Future	June 2015	189	286
			$1,966

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount (1)	Unrealized Appreciation / (Depreciation)
BCL	iShares Barclays Intermediate Credit Bond ETF	1-Month LIBOR +0.50%	12/15/2015	$29,854	$238
BCL	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1-Month LIBOR +0.50%	12/15/2015	19,851	(3)
BCL	Vanguard Total International Bond ETF	1-Month LIBOR +0.50%	12/15/2015	33,144	220
BOA	iShares JPMorgan USD Emerging Markets Bond ETF	1-Month LIBOR -1.25%	12/15/2015	10,235	258
BOA	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	1-Month LIBOR +0.40%	12/15/2015	2,081	(1)
BOA	PowerShares DB Commodity Index Tracking Fund	1-Month LIBOR +0.40%	12/15/2015	1,819	22
CGM	First Trust North American Energy Infrastructure Fund	1-Month LIBOR +0.49%	12/15/2015	5,349	156
CGM	PowerShares DB Commodity Index Tracking Fund	1-Month LIBOR +0.40%	12/15/2015	2,014	16
CGM	Vanguard REIT ETF	Federal Funds Effective Rate +0.30%	12/15/2015	32,140	517
JPM	iShares Barclays Intermediate Credit Bond ETF	1-Month LIBOR +0.75%	12/15/2015	3,467	27
JPM	Vanguard Total International Bond ETF	1-Month LIBOR +0.75%	12/15/2015	3,050	9
					$1,459

(1) Notional amount is stated in USD.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

Curian Dynamic Risk Advantage - Growth Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 0.2%
iShares 1-3 Year Treasury Bond ETF	—	$13
iShares MSCI EAFE ETF	—	26
iShares Russell 2000 ETF	—	2
SPDR S&P 500 ETF Trust - Series 1	—	37
Vanguard Index Funds MSCI Emerging Market	1	40

Total Investment Companies (cost $101)		118

SENIOR DEBT NOTES - 5.5%
iPath S&P 500 Dynamic VIX ETN (e)	$42	1,216
iPath S&P 500 VIX Mid-Term Futures ETN (a) (e)	77	965
VelocityShares Daily Inverse VIX Short-Term ETN (a) (e)	34	1,165

Total Senior Debt Notes (cost $3,410)		3,346

SHORT TERM INVESTMENTS - 96.4%

Federal Home Loan Bank - 14.8%
Federal Home Loan Bank
0.08%, 04/17/15 (b)	5,000	5,000
0.06%, 05/27/15 (b)	4,000	4,000
		9,000
Federal Home Loan Mortgage Corp. - 12.3%
Federal Home Loan Mortgage Corp.
0.06%, 04/06/15 (b)	5,000	5,000
0.10%, 05/28/15 (b)	1,000	1,000
0.03%, 07/10/15 (b)	1,500	1,500
		7,500
Federal National Mortgage Association - 15.6%
Federal National Mortgage Association
0.06%, 04/01/15 (b)	2,000	2,000
0.08%, 04/15/15 - 08/21/15 (b)	6,500	6,498
0.11%, 05/26/15 (b)	1,000	1,000
		9,498
Investment Company - 8.2%
JNL Money Market Fund, 0.01% (c) (d)	4,989	4,989

Securities Lending Collateral - 1.8%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (d)	300	300
Fidelity Institutional Money Market Portfolio, 0.13% (d)	300	300
Repurchase Agreement with MLP, 0.12% (Collateralized by $261 U.S. Treasury Bond, due 08/15/42-02/15/44, value $292) acquired on 03/31/15, due 04/01/15 at $286	$286	286
Repurchase Agreement with HSB, 0.10% (Collateralized by $82 U.S. Treasury Bond, due 05/15/40-08/15/44, value $98 and $104 U.S. Treasury Note, due 07/31/16-11/15/24, value $106) acquired on 03/31/15, due 04/01/15 at $200	200	200
		1,086
Treasury Securities - 43.7%
U.S. Treasury Bill
0.01%, 04/02/15	15,800	15,800
0.02%, 04/09/15	7,000	7,000
0.04%, 05/21/15	2,565	2,565
0.01%, 06/04/15 (f)	1,195	1,195
0.08%, 09/17/15 (f)	65	65
		26,625
Total Short Term Investments (cost $58,698)		58,698

Total Investments - 102.1% (cost $62,209)		62,162
Other Assets and Liabilities, Net - (2.1%)		(1,271)
Total Net Assets - 100.0%		$60,891

(a)	All or portion of the security was on loan.
(b)	This security is a direct debt of the agency and not collateralized by mortgages.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.
(e)	Non-income producing security.
(f)	All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation
MSCI Mini EAFE Index Future	June 2015	72	$41
MSCI Mini Emerging Markets Index Future	June 2015	103	210
Russell 2000 Mini Index Future	June 2015	65	234
S&P 500 E-Mini Index Future	June 2015	81	3
U.S. Treasury Note Future, 2-Year	June 2015	87	46
			$534

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount (1)	Unrealized Appreciation / (Depreciation)
BOA	iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate +0.80%	12/15/2015	$1,319	$38
BOA	iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate -0.20%	12/15/2015	522	15
BOA	VelocityShares Daily Inverse VIX Short-Term ETN	1-Week LIBOR +0.20%	12/15/2015	1,077	27
CGM	iPath S&P 500 VIX Mid-Term Futures ETN	1-Week LIBOR -0.15%	12/15/2015	1,199	(13)
CGM	iPath S&P 500 VIX Mid-Term Futures ETN	1-Week LIBOR -0.20%	12/15/2015	5,877	(65)
CGM	VelocityShares Daily Inverse VIX Short-Term ETN	1-Week LIBOR	12/15/2015	2,377	61
					$63

(1) Notional amount is stated in USD.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

Curian Dynamic Risk Advantage - Income Fund

	Shares/Par †	Value
INVESTMENT COMPANIES - 98.8%
iShares 20+ Year Treasury Bond ETF (a)	163	$21,259
iShares Barclays Capital Intermediate Credit Bond ETF	216	23,925
iShares Barclays Short Treasury Bond ETF	1	105
iShares International Select Dividend ETF (a)	290	9,771
iShares JPMorgan USD Emerging Markets Bond ETF (a)	86	9,602
iShares US Preferred Stock ETF (a)	764	30,642
PIMCO Enhanced Short Maturity ETF (a)	35	3,529
Schwab US Dividend Equity ETF (a)	348	13,709
SPDR Barclays High Yield Bond ETF (a)	383	15,013
SPDR Dow Jones Global Real Estate ETF (a)	500	24,855
Utilities Select Sector SPDR Fund (a)	140	6,207
Vanguard Total International Bond ETF	581	31,449

Total Investment Companies (cost $187,660)		190,066

SHORT TERM INVESTMENTS - 28.1%

Investment Company - 1.2%
JNL Money Market Fund, 0.01% (b) (c)	2,384	2,384

Securities Lending Collateral - 26.9%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (c)	15,000	15,000
Fidelity Institutional Money Market Portfolio, 0.13% (c)	20,000	20,000
Repurchase Agreement with MLP, 0.12% (Collateralized by $12,460 U.S. Treasury Bond, due 08/15/42-02/15/44, value $13,914) acquired on 03/31/15, due 04/01/15 at $13,641	$13,641	13,641
Repurchase Agreement with HSB, 0.10% (Collateralized by $1,225 U.S. Treasury Bond, due 05/15/40-08/15/44, value $1,468 and $1,566 U.S. Treasury Note, due 07/31/16-11/15/24, value $1,592) acquired on 03/31/15, due 04/01/15 at $3,000	3,000	3,000
Repurchase Agreement with MIZ, 0.15% (Collateralized by $51 U.S. Treasury Note, due 08/31/19-09/30/19, value $51) acquired on 03/31/15, due 04/01/15 at $50	50	50
		51,691
Total Short Term Investments (cost $54,075)		54,075

Total Investments - 126.9% (cost $241,735)		244,141
Other Assets and Liabilities, Net - (26.9%)		(51,710)
Total Net Assets - 100.0%		$192,431

(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

Curian/Aberdeen Latin America Fund

COMMON STOCKS - 91.1%

BRAZIL - 53.5%
AMBEV SA	52	$299
Arezzo Industria e Comercio SA	23	174
Banco Bradesco SA	44	419
BM&F Bovespa SA	41	144
BRF SA	10	206
Cia Hering	14	70
Iguatemi Empresa de Shopping Centers SA	9	82
Itau Unibanco Holding SA	46	470
Localiza Rent a Car SA	11	123
Lojas Renner SA	12	336
Multiplan Empreendimentos Imobiliarios SA	19	333
Natura Cosmeticos SA	17	145
Odontoprev SA	39	134
Souza Cruz SA	21	166
Totvs SA	10	118
Ultrapar Participacoes SA	15	297
Vale SA	74	416
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	6	84
WEG SA	10	98
Wilson Sons Ltd. - BDR	12	106
		4,220
CHILE - 7.2%
Banco Santander Chile - ADR	12	249
Parque Arauco SA	69	133
SACI Falabella	24	184
		566
COLOMBIA - 3.0%
Almacenes Exito SA	12	112
Bancolombia SA	13	126
		238
ITALY - 2.5%
Tenaris SA - ADR	7	196

MEXICO - 23.5%
Arca Continental SAB de CV	14	84
Fomento Economico Mexicano SAB de CV - ADR (a)	4	416
Grupo Aeroportuario del Centro Norte Sab de CV - ADR	6	214
Grupo Aeroportuario del Sureste SA de CV - ADR - Class B (a)	2	202
Grupo Financiero Banorte SAB de CV	62	358
Grupo Financiero Santander Mexico SAB de CV - Class B	41	90
Kimberly-Clark de Mexico SAB de CV - Class A	66	137
Organizacion Soriana SAB de CV	46	115
Wal-Mart de Mexico SAB de CV	98	244
		1,860
PERU - 1.4%
Grana y Montero SA - ADR	15	110

Total Common Stocks (cost $10,267)		7,190

PREFERRED STOCKS - 5.4%

BRAZIL - 3.0%
Banco Bradesco SA	19	176
Bradespar SA	17	57
		233
CHILE - 2.4%
Embotelladora Andina SA	88	189

Total Preferred Stocks (cost $737)		422

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 3.4%

Investment Company - 3.4%
JNL Money Market Fund, 0.01% (b) (c)	268	268

Total Short Term Investments (cost $268)		268

Total Investments - 99.9% (cost $11,272)		7,880
Other Assets and Liabilities, Net - 0.1%		9
Total Net Assets - 100.0%		$7,889

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

Curian/AQR Risk Parity Fund (a)

GOVERNMENT AND AGENCY OBLIGATIONS - 39.0%

FRANCE - 6.0%
France Government Inflation Indexed Bond
0.25%, 07/25/18 - 07/25/24 (b), EUR	2,835	$3,268
1.30%, 07/25/19 (b), EUR	4,006	4,760
1.10%, 07/25/22 (b), EUR	2,556	3,183
2.10%, 07/25/23 (b), EUR	1,086	1,476
		12,687
GERMANY - 6.1%
Bundesrepublik Deutschland Bundesobligation Inflation Indexed Bond, 0.75%, 04/15/18 (b), EUR	3,966	4,492
Deutsche Bundesrepublik Inflation Indexed Bond
1.75%, 04/15/20 (b), EUR	2,259	2,789
0.10%, 04/15/23 (b), EUR	4,779	5,672
		12,953
UNITED KINGDOM - 5.8%
United Kingdom Inflation Indexed Treasury Bond
1.88%, 11/22/22 (b), GBP	5,216	9,618
0.13%, 03/22/24 (b), GBP	1,580	2,600
		12,218
UNITED STATES OF AMERICA - 21.1%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/18 - 07/15/24 (b)	$30,998	31,464
2.13%, 01/15/19 (b)	2,177	2,397
0.38%, 07/15/23 (b)	4,820	4,944
0.63%, 01/15/24 (b)	5,309	5,533
0.25%, 01/15/25 (b)	296	298
		44,636
Total Government and Agency Obligations (cost $86,060)		82,494

SHORT TERM INVESTMENTS - 56.8%

Investment Companies - 39.7%
JNL Money Market Fund, 0.01% (c) (d)	16,500	16,500
JPMorgan U.S. Treasury Plus Money Market Fund, 0.01% (d)	67,313	67,313
		83,813
Treasury Securities - 17.1%
U.S. Treasury Bill
0.02%, 04/09/15	$6,045	6,045
0.07%, 07/30/15	29,972	29,968
		36,013
Total Short Term Investments (cost $119,823)		119,826

Total Investments - 95.8% (cost $205,883)		202,320
Other Assets and Liabilities, Net - 4.2%		8,964
Total Net Assets - 100.0%		$211,284

(a)	Consolidated Schedule of Investments.
(b)	Treasury inflation indexed note, par amount is adjusted for inflation.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
Amsterdam Exchanges Index Future	April 2015	3	$(4)
ASX SPI 200 Index Future	June 2015	17	19
Australia Commonwealth Treasury Bond Future, 10-Year	June 2015	56	96
Brent Crude Oil Future	June 2015	71	(416)
CAC40 10 Euro Future	April 2015	24	2
Canadian Government Bond Future, 10-Year	June 2015	80	44
CBT Wheat Future	July 2015	49	(25)
Cocoa Future	May 2015	9	(1)
Coffee ‘C’ Future	May 2015	19	(179)
Corn Future	July 2015	82	(76)
Cotton No.2 Future	May 2015	19	13
Euro STOXX 50 Future	June 2015	94	25
Euro-Bund Future	June 2015	333	504
Feeder Cattle Future	May 2015	2	6
FTSE 100 Index Future	June 2015	53	(19)
FTSE/JSE Top 40 Index Future	June 2015	47	(9)
FTSE/MIB Index Future	June 2015	2	4
German Stock Index Future	June 2015	4	(5)
Gold 100 Oz. Future	June 2015	24	(51)
Hang Seng China Enterprises Index Future	April 2015	1	3
Hang Seng Index Future	April 2015	4	11
IBEX 35 Index Future	April 2015	3	15
ICE Gas Oil Future	June 2015	1	(1)
Japanese Government Bond Future, 10-Year	June 2015	18	(20)
Kospi 200 Future	June 2015	29	53
Lean Hogs Future	June 2015	6	—
Live Cattle Future	June 2015	7	18
LME Aluminum Future	September 2015	55	—
LME Copper Future	September 2015	29	164
LME Lead Future	September 2015	9	7
LME Nickel Future	September 2015	10	(102)
LME Zinc Future	September 2015	16	16
MSCI Taiwan Stock Index Future	April 2015	10	(1)
Natural Gas Future	June 2015	5	(7)
RBOB Gasoline Future	June 2015	2	—
Russell 2000 Mini Index Future	June 2015	30	49
S&P 400 E-Mini Index Future	June 2015	29	49
S&P 500 E-Mini Index Future	June 2015	387	(109)
S&P/Toronto Stock Exchange 60 Index Future	June 2015	19	1
SGX CNX Nifty Index Future	April 2015	89	(24)
Silver Future	May 2015	27	20
Soybean Future	July 2015	38	(18)
Soybean Meal Future	May 2015	24	9
Soybean Oil Future	May 2015	15	(13)
Sugar #11 (World Markets) Future	May 2015	120	(351)
Tokyo Price Index Future	June 2015	46	76
U.K. Long Gilt Future	June 2015	67	223
U.S. Treasury Note Future, 10-Year	June 2015	174	254
WTI Crude Oil Future	June 2015	3	4
			$254

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	06/17/2015	CSI	BRL	13,700	$4,196	$(104)
BRL/USD	06/17/2015	CSI	BRL	500	153	4
CHF/USD	06/17/2015	CSI	CHF	126	131	4

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
CNH/USD	06/17/2015	CSI	CNH	38,201	$6,101	$83
EUR/USD	06/17/2015	CSI	EUR	359	387	(12)
GBP/USD	06/17/2015	CSI	GBP	14	21	(1)
HKD/USD	06/17/2015	CSI	HKD	1,927	249	—
HUF/USD	06/17/2015	CSI	HUF	812,000	2,901	(42)
HUF/USD	06/17/2015	CSI	HUF	25,600	92	2
INR/USD	06/17/2015	CSI	INR	10,379	163	—
INR/USD	06/17/2015	CSI	INR	7,721	120	—
JPY/USD	06/17/2015	CSI	JPY	5,288	44	—
KRW/USD	06/17/2015	CSI	KRW	2,145,533	1,929	(17)
KRW/USD	06/17/2015	CSI	KRW	4,554,967	4,095	54
MXN/USD	06/17/2015	CSI	MXN	55,931	3,647	(50)
MXN/USD	06/17/2015	CSI	MXN	34,769	2,268	39
PLN/USD	06/17/2015	CSI	PLN	16,600	4,369	(58)
PLN/USD	06/17/2015	CSI	PLN	500	132	4
SGD/USD	06/17/2015	CSI	SGD	857	623	(2)
SGD/USD	06/17/2015	CSI	SGD	944	686	7
TRY/USD	06/17/2015	CSI	TRY	3,204	1,209	(27)
TRY/USD	06/17/2015	CSI	TRY	12,195	4,601	57
USD/CHF	06/17/2015	CSI	CHF	(3)	(3)	—
USD/CHF	06/17/2015	CSI	CHF	(6)	(6)	—
USD/CNH	06/17/2015	CSI	CNH	(1,000)	(160)	(2)
USD/EUR	06/17/2015	CSI	EUR	(12,495)	(13,450)	(201)
USD/EUR	06/17/2015	CSI	EUR	(31,201)	(33,583)	956
USD/GBP	06/17/2015	CSI	GBP	(8,184)	(12,135)	411
USD/HKD	06/17/2015	CSI	HKD	(835)	(107)	—
USD/HUF	06/17/2015	CSI	HUF	(7,300)	(26)	—
USD/JPY	06/17/2015	CSI	JPY	(1,515)	(13)	—
USD/JPY	06/17/2015	CSI	JPY	(4,626)	(38)	—
USD/KRW	06/17/2015	CSI	KRW	(16,600)	(15)	—
USD/KRW	06/17/2015	CSI	KRW	(50,700)	(46)	—
USD/MXN	06/17/2015	CSI	MXN	(800)	(53)	1
USD/MXN	06/17/2015	CSI	MXN	(400)	(26)	—
USD/PLN	06/17/2015	CSI	PLN	(200)	(53)	1
USD/TRY	06/17/2015	CSI	TRY	(200)	(75)	1
USD/ZAR	06/17/2015	CSI	ZAR	(700)	(57)	1
ZAR/USD	06/17/2015	CSI	ZAR	27,372	2,229	(55)
ZAR/USD	06/17/2015	CSI	ZAR	8,927	727	11
					$(18,773)	$1,065

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
BCL	Gold 100 Oz. Future	06/30/2015		$1,914	$(20)
BCL	ICE Gas Oil Future	06/30/2015	1,625		(51)
BCL	Natural Gas Future	06/30/2015	1,118		(41)
BCL	NY Harbor ULSD Future	06/29/2015	1,497		(55)
BCL	RBOB Gasoline Future	06/29/2015	1,284		(28)
BOA	Bovespa Index Future	04/16/2015	BRL	1,885	14
BOA	Euro-Bund Future	06/10/2015	EUR	7,552	76
BOA	Hang Seng China Enterprises Index Future	04/30/2015	HKD	5,029	164
BOA	Hang Seng Index Future	04/30/2015	HKD	158	3
BOA	Japanese Government Bond Future, 10-Year	06/22/2015	JPY	9,813	(10)
BOA	Lean Hogs Future	06/16/2015	818		1
BOA	Live Cattle Future	07/16/2015	2,091		102
BOA	MSCI Taiwan Stock Index Future	04/29/2015	2,403		(38)

See accompanying Notes to Schedules of Investments.

Counterparty	Receiving Return of Reference Entity	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
BOA	SGX CNX Nifty Index Future	04/30/2015		$190	$(3)
BOA	Swiss Market Index Future	06/19/2015	CHF	2,437	(21)
BOA	TAIEX Index Future	04/15/2015	TWD	182	(1)
BOA	U.K. Long Gilt Future	06/30/2015	GBP	1,831	35
BOA	U.S. Treasury Note Future, 10-Year	06/30/2015	95,856		952
BOA	WTI Crude Oil Future	06/30/2015	3,722		(169)
CGM	CBT Wheat Future	07/16/2015	237		(6)
CGM	Coffee ‘C’ Future	05/29/2015	318		(69)
CGM	Corn Future	07/16/2015	1,051		(52)
CGM	Cotton No.2 Future	05/20/2015	93		2
CGM	LME Zinc Future	09/16/2015	260		2
CGM	Soybean Future	07/16/2015	784		(2)
CGM	Soybean Meal Future	05/18/2015	128		3
GSC	Soybean Oil Future	05/26/2015	816		(32)
					$756

(1) Notional amount is stated in USD unless otherwise noted.

See accompanying Notes to Schedules of Investments.

Curian/Ashmore Emerging Market Small Cap Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 99.8%

BRAZIL - 3.3%
All America Latina Logistica SA	36	$45
Estacio Participacoes SA	18	108
Iochpe-Maxion SA	74	231
Tupy SA	52	270
Wilson Sons Ltd. - BDR	12	102
		756
CHILE - 1.6%
Cia Sud Americana de Vapores SA (a)	5,721	224
Vina Concha y Toro SA	61	127
		351
CHINA - 19.9%
21Vianet Group Inc. - ADR (a)	36	636
Hollysys Automation Technologies Ltd.	9	186
iKang Healthcare Group Inc. - ADR (a)	15	245
Noah Holdings Ltd. - ADS (a) (b)	39	914
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - Class H	318	305
Sinovac Biotech Ltd. (a)	—	—
SouFun Holdings Ltd. - ADR	52	309
Sunac China Holdings Ltd.	915	794
Tarena International Inc. - ADR (a)	14	139
Vipshop Holdings Ltd. - ADR (a)	27	786
Xinchen China Power Holdings Ltd. (a)	450	176
		4,490
COLOMBIA - 1.0%
Avianca Holdings SA - ADR	19	217

EGYPT - 0.2%
Egyptian Financial Group-Hermes Holding - GDR (a)	11	45

HONG KONG - 9.7%
China Machinery Engineering Corp. - Class H	525	530
Chinasoft International Ltd. (a)	1,008	412
Ju Teng International Holdings Ltd.	976	569
Nord Anglia Education Inc. (a) (b)	5	123
Shenzhen Investment Ltd.	1,514	561
		2,195
INDIA - 9.7%
Balrampur Chini Mills Ltd. (a)	237	188
ING Vysya Bank Ltd.	31	462
MT Educare Ltd.	74	122
PI Industries Ltd.	57	550
Shriram Transport Finance Co. Ltd.	25	444
Tata Chemicals Ltd.	59	418
		2,184
INDONESIA - 4.6%
AKR Corporindo Tbk PT	642	251
Bank Tabungan Negara Persero Tbk PT	4,380	420
Lippo Karawaci Tbk PT	2,932	303
Mitra Adiperkasa Tbk PT	185	74
		1,048
MEXICO - 2.0%
Grupo Famsa SAB de CV - Class A (a)	271	192
TF Administradora Industrial S de RL de CV	125	254
		446
PHILIPPINES - 1.4%
Century Properties Group Inc.	8,591	179
Filinvest Land Inc.	3,252	131
		310
RUSSIAN FEDERATION - 2.1%
Aeroflot - Russian Airlines OJSC	437	254
LSR Group - GDR	91	207
QIWI Plc - ADR - Class B	1	17
		478
SOUTH KOREA - 13.5%
Dongsung Finetec Co. Ltd.	33	235
Interpark Corp.	31	255
Interpark INT Corp.	12	223
Korean Reinsurance Co.	40	363
Medy-Tox Inc.	1	235
Modetour Network Inc.	20	599
Samchuly Bicycle Co. Ltd.	13	256
Soulbrain Co. Ltd.	21	887
		3,053
TAIWAN - 28.4%
Altek Corp.	420	492
Capital Securities Corp.	888	291
Casetek Holdings Ltd.	127	685
Chimei Innolux Corp.	1,380	688
China Airlines Ltd. (a)	457	234
Chipbond Technology Corp.	117	247
Evergreen Marine Corp. Taiwan Ltd.	389	289
FLEXium Interconnect Inc.	214	615
Globe Union Industrial Corp.	1	—
Gloria Material Technology Corp.	562	369
Johnson Health Tech Co. Ltd.	99	274
Lextar Electronics Corp.	247	222
Merry Electronics Co. Ltd.	69	221
MPI Corp.	100	297
Primax Electronics Ltd.	197	269
Silicon Motion Technology Corp. - ADR	8	223
Tainan Spinning Co. Ltd.	392	203
Taiwan Paiho Ltd.	325	783
		6,402
THAILAND - 0.5%
Amata Corp PCL	236	118

TURKEY - 1.9%
Dogus Otomotiv Servis ve Ticaret A/S	43	225
Turkiye Sinai Kalkinma Bankasi A/S	261	199
		424
Total Common Stocks (cost $22,142)		22,517

PREFERRED STOCKS - 0.3%

BRAZIL - 0.3%
Banco ABC Brasil SA	23	82

Total Preferred Stocks (cost $125)		82

SHORT TERM INVESTMENTS - 0.7%

Securities Lending Collateral - 0.7%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (c)	25	25
Fidelity Institutional Money Market Portfolio, 0.13% (c)	25	25

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with MLP, 0.12% (Collateralized by $100 U.S. Treasury Bond, due 08/15/42-02/15/44, value $111) acquired on 03/31/15, due 04/01/15 at $109	$109	109

Total Short Term Investments (cost $159)		159

Total Investments - 100.8% (cost $22,426)		22,758
Other Assets and Liabilities, Net - (0.8%)		(189)
Total Net Assets - 100.0%		$22,569

(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

Curian/Baring International Fixed Income Fund

CORPORATE BONDS AND NOTES - 6.6%

GERMANY - 0.3%
Deutsche Telekom International Finance BV, 4.25%, 07/13/22, EUR	50	$67

LUXEMBOURG - 2.5%
European Investment Bank
3.00%, 12/07/15, GBP	350	528
5.00%, 04/15/39, GBP	40	88
		616
NETHERLANDS - 2.3%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.00%, 09/10/15, GBP	90	135
1.85%, 04/12/17, JPY	30,000	258
ING Bank NV, 5.38%, 04/15/21, GBP	100	176
		569
SWEDEN - 0.4%
Skandinaviska Enskilda Banken AB, 2.50%, 09/01/15, EUR	100	109

UNITED KINGDOM - 1.1%
Abbey National Treasury Services Plc, 4.13%, 09/14/17, GBP	80	127
SSE Plc, 8.38%, 11/20/28, GBP	60	141
		268
Total Corporate Bonds and Notes (cost $1,774)		1,629

GOVERNMENT AND AGENCY OBLIGATIONS - 89.1%

AUSTRALIA - 6.4%
Treasury Corp. of Victoria, 5.50%, 11/17/26, AUD	450	436
Western Australian Treasury Corp.
8.00%, 07/15/17, AUD	630	544
7.00%, 10/15/19, AUD	680	624
		1,604
AUSTRIA - 1.6%
Austria Government Bond, 4.15%, 03/15/37, EUR	220	403

BELGIUM - 4.6%
Belgium Government Bond
4.25%, 09/28/21, EUR	350	478
2.25%, 06/22/23, EUR	530	661
		1,139
CANADA - 4.2%
Canada Housing Trust No. 1, 1.85%, 12/15/16, CAD	450	362
Province of Alberta, Canada
1.85%, 09/01/16, CAD	500	402
1.75%, 06/15/17, CAD	350	282
		1,046
FRANCE - 6.4%
Agence Francaise de Developpement, 1.80%, 06/19/15, JPY	10,000	84
Caisse Francaise de Financement Local, 1.80%, 05/09/17, JPY	40,000	344
France Government Bond
3.50%, 04/25/26, EUR	124	176
5.75%, 10/25/32, EUR	330	642
4.75%, 04/25/35, EUR	195	358
		1,604
GERMANY - 5.1%
Federal Republic of Germany, 4.00%, 01/04/37, EUR	130	239
KFW
5.63%, 08/25/17, GBP	170	281
5.55%, 06/07/21, GBP	300	553
2.05%, 02/16/26, JPY	21,000	207
		1,280
IRELAND - 2.0%
Ireland Government Bond, 4.50%, 10/18/18, EUR	400	498

ITALY - 13.2%
Italy Buoni Poliennali Del Tesoro
4.25%, 09/01/19, EUR	785	983
3.75%, 08/01/21, EUR	570	723
4.75%, 08/01/23, EUR	550	763
Republic of Italy, 5.25%, 11/01/29, EUR	510	807
		3,276
JAPAN - 14.9%
Japan Government Bond
0.80%, 12/20/22, JPY	50,700	441
1.90%, 06/20/25, JPY	20,000	192
1.60%, 06/20/30, JPY	75,500	703
1.40%, 12/20/32, JPY	27,000	241
1.70%, 06/20/33, JPY	102,000	948
2.00%, 09/20/41, JPY	97,450	937
1.80%, 09/20/43, JPY	27,300	252
		3,714
LUXEMBOURG - 2.4%
European Investment Bank
4.13%, 12/07/17, GBP	130	210
4.00%, 10/15/37, EUR	210	387
		597
MEXICO - 3.9%
Mexico Bonos
7.25%, 12/15/16, MXN	1,300	90
6.50%, 06/10/21, MXN	5,400	371
8.00%, 12/07/23, MXN	6,900	516
		977
NORWAY - 0.4%
Norway Government Bond, 2.00%, 05/24/23, NOK	700	91

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
PHILIPPINES - 2.5%
Asian Development Bank, 2.35%, 06/21/27, JPY	60,000	613

POLAND - 2.4%
Poland Government Bond
3.75%, 04/25/18, PLN	500	140
3.25%, 07/25/25, PLN	1,600	458
		598
SINGAPORE - 0.6%
Singapore Government Bond, 2.38%, 04/01/17, SGD	200	149

SOUTH AFRICA - 0.5%
South Africa Government Bond, 7.00%, 02/28/31, ZAR	1,850	136

SPAIN - 11.3%
Spain Government Bond
4.10%, 07/30/18, EUR	400	484
2.75%, 04/30/19, EUR	670	789
5.50%, 04/30/21, EUR	490	675
3.80%, 04/30/24, EUR	650	858
		2,806
SWEDEN - 0.7%
Sweden Government Bond
3.50%, 06/01/22, SEK	630	90
2.50%, 05/12/25, SEK	580	81
		171
UNITED KINGDOM - 4.6%
United Kingdom Treasury Bond
2.00%, 01/22/16, GBP	100	150
2.25%, 09/07/23, GBP	150	235
4.50%, 09/07/34, GBP	150	306
3.25%, 01/22/44, GBP	250	444
		1,135
UNITED STATES OF AMERICA - 1.4%
International Bank for Reconstruction & Development, 5.40%, 06/07/21, GBP	190	349

Total Government and Agency Obligations (cost $24,235)		22,186

SHORT TERM INVESTMENTS - 2.7%

Investment Company - 2.7%
JNL Money Market Fund, 0.01% (a) (b)	682	682

Total Short Term Investments (cost $682)		682

Total Investments - 98.4% (cost $26,691)		24,497
Other Assets and Liabilities, Net - 1.6%		395
Total Net Assets - 100.0%		$24,892

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	05/08/2015	NTS	AUD	240	$182	$(4)
CAD/USD	04/24/2015	SCB	CAD	610	482	(3)
EUR/USD	05/08/2015	GSC	EUR	600	645	(13)
GBP/USD	04/24/2015	CIT	GBP	200	297	(1)
JPY/USD	04/01/2015	GSC	JPY	32,533	271	—
JPY/USD	04/24/2015	DUB	JPY	382,200	3,188	2
JPY/USD	04/24/2015	SCB	JPY	8,400	70	1
PLN/USD	04/24/2015	CIT	PLN	1,624	428	(8)
USD/AUD	04/17/2015	JPM	AUD	(40)	(30)	2
USD/AUD	05/08/2015	HSB	AUD	(458)	(348)	11
USD/AUD	05/08/2015	CIT	AUD	(1,630)	(1,239)	20
USD/CAD	04/24/2015	SSB	CAD	(970)	(766)	7
USD/CAD	04/24/2015	CIT	CAD	(205)	(162)	3
USD/CAD	04/24/2015	CIT	CAD	(226)	(178)	—
USD/EUR	04/24/2015	GSC	EUR	(300)	(323)	13
USD/EUR	05/08/2015	CIT	EUR	(814)	(876)	44
USD/GBP	04/24/2015	NTS	GBP	(1,510)	(2,240)	79
USD/JPY	04/24/2015	GSC	JPY	(32,533)	(271)	—
USD/SEK	04/24/2015	JPM	SEK	(366)	(42)	1
					$(912)	$154

See accompanying Notes to Schedules of Investments.

Curian/BlackRock Global Long Short Credit Fund (a)

	Shares/Par †	Value
COMMON STOCKS - 1.6%

AUSTRIA - 0.1%
Wienerberger AG	12	$188

CANADA - 0.0%
Amaya Inc. (b)	1	22
Valeant Pharmaceuticals International Inc. (b)	1	128
		150
GERMANY - 0.0%
Commerzbank AG (b)	9	129

GREECE - 0.2%
Hellenic Telecommunications Organization SA	76	670

ITALY - 0.0%
Telecom Italia SpA (b)	78	91

NETHERLANDS - 0.1%
NXP Semiconductors NV (b)	2	202

SPAIN - 0.1%
Banco Popular Espanol SA (b)	85	415

UNITED KINGDOM - 0.2%
Barclays Plc	229	828

UNITED STATES OF AMERICA - 0.9%
Abengoa Yield Plc	11	366
ADT Corp.	8	341
Apple Inc.	5	621
eBay Inc. (b)	14	791
EMC Corp.	13	338
Freescale Semiconductor Ltd. (b)	6	242
Oracle Corp.	7	297
Sabre Corp	4	86
Vantage Drilling Co. (b)	38	12
Western Union Co.	17	353
		3,447
Total Common Stocks (cost $5,726)		6,120

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 14.2%

AUSTRALIA - 0.7%
Virgin Australia Trust
8.50%, 10/23/16 (c)	933	956
7.13%, 10/23/18 (c)	1,109	1,131
6.00%, 10/23/20 (c)	494	513
		2,600
CANADA - 0.2%
Air Canada Pass-Through Trust
6.63%, 05/15/18 (c)	350	366
5.38%, 05/15/21 (c)	397	417
		783
CAYMAN ISLANDS - 2.1%
ALM Loan Funding
3.71%, 04/24/24 (c) (d)	480	471
3.01%, 01/20/26 (c) (d)	250	245
4.76%, 01/20/26 (c) (d)	345	307
ALM VI Ltd., 5.02%, 06/14/23 (c) (d)	250	254
ALM VII Ltd., 4.75%, 10/19/24 (c) (d)	325	325
Ares XXV CLO Ltd., 3.40%, 01/17/24 (d) (e)	250	251
Atlas Senior Loan Fund Ltd., 2.96%, 02/17/26 (c) (d)	350	338
Babson CLO Ltd., 4.51%, 05/15/23 (c) (d)	500	501
Carlyle Global Market Strategies, 6.36%, 07/20/23 (c) (d)	265	265
Carlyle Global Market Strategies CLO Ltd., 5.71%, 08/10/21 (c) (d)	400	400
Galaxy XII CLO Ltd., 2.86%, 05/19/23 (c) (d)	250	252
ING IM CLO Ltd., 5.00%, 10/15/22 (c) (d)	250	250
ING Investment Management Co., 2.96%, 01/18/26 (c) (d)	255	250
KKR CLO Trust, 1.40%, 07/15/25 (c) (d)	500	491
Madison Park Funding I Ltd., 3.01%, 10/23/25 (c) (d)	320	314
Mountain Hawk CLO Ltd., 1.42%, 07/22/24 (c) (d)	460	451
North End CLO Ltd., 3.76%, 07/17/25 (c) (d)	250	235
Octagon Investment Partners XVIII Ltd., 3.96%, 12/16/24 (c) (d)	250	240
OHA Credit Partners VI Ltd., 4.76%, 05/15/23 (c) (d)	350	351
OHA Credit Partners VII Ltd., 1.68%, 11/20/23 (c) (d)	315	315
OZLM Funding Ltd., 3.46%, 07/22/25 (c) (d)	750	707
RAIT Preferred Funding II Ltd. REMIC, 0.46%, 06/25/45 (c) (d)	208	195
Tyron Park CLO Ltd., 3.75%, 07/15/25 (c) (d)	500	483
		7,891
GERMANY - 0.3%
German Residential Funding Plc, 4.19%, 08/27/18 (d) (e), EUR	1,057	1,199

IRELAND - 1.5%
ALME Loan Funding
1.48%, 08/15/27 (d) (e), EUR	1,390	1,494
5.18%, 08/15/27 (d) (e), EUR	310	314
5.93%, 08/15/27 (d) (e), EUR	250	233
Arbour CLO Ltd.
5.07%, 06/16/27 (d) (e), EUR	338	341
5.82%, 06/16/27 (d) (e), EUR	336	313
Avoca CLO XI Ltd., 1.47%, 07/15/27 (d) (e), EUR	1,100	1,183
Avoca CLO XIII Ltd., 5.69%, 12/29/27 (d) (e), EUR	250	261
CVC Cordatus Loan Fund III Ltd., 1.52%, 07/08/27 (d) (e), EUR	1,280	1,377
Sorrento Park CLO Ltd., 6.46%, 11/16/27 (d) (e), EUR	250	241
		5,757
ITALY - 0.2%
Berica PMI, 2.44%, 05/31/57 (d) (e), EUR	588	640

LUXEMBOURG - 0.7%
Harvest CLO I SA, 1.34%, 03/28/29 (d) (e) (f), EUR	1,290	1,383
Harvest CLO XI
0.00%,03/28/29 (d) (e) (f), EUR	985	915
5.34%, 03/28/29 (d) (e) (f), EUR	280	281
		2,579
NETHERLANDS - 1.6%
Jubilee CDO BV
5.17%, 01/15/24, EUR	690	333
1.47%, 04/15/27 (d) (e), EUR	1,050	1,129
North Westerly CLO IV BV
0.00%,01/15/26 (e), EUR	528	460
1.62%, 01/15/26 (d) (e), EUR	2,200	2,369

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
St. Pauls CLO Ltd., 1.46%, 04/25/28 (d) (e), EUR	1,500	1,613
		5,904
PORTUGAL - 0.4%
TAGUS-Sociedade de Titularizacao de Creditos SA, 2.98%, 02/16/18 (e), EUR	1,465	1,602

UNITED ARAB EMIRATES - 0.3%
Doric Nimrod Air Alpha Pass-Through Trust, 5.25%, 05/30/23 (c)	950	1,007

UNITED KINGDOM - 0.4%
Grifonas Finance Plc, 0.40%, 08/28/39 (d), EUR	573	428
Ludgate Funding Plc, 0.70%, 01/01/61 (d) (f), GBP	7,770	388
Paragon Mortgages No. 13 Plc, 0.43%, 01/15/39 (d) (e)	616	575
		1,391
UNITED STATES OF AMERICA - 5.8%
American Airlines Pass-Through Trust
6.00%, 01/15/17 (c)	2,350	2,412
6.13%, 07/15/18	1,750	1,848
6.98%, 05/23/21	853	891
CDGJ Commercial Mortgage Trust REMIC, 4.42%, 11/15/16 (c) (d)	300	300
Commercial Mortgage Pass-Through Certificates REMIC, 3.68%, 06/11/19 (c) (d)	1,295	1,292
Continental Airlines Pass-Through Certificates, 6.13%, 04/29/18	397	419
Countrywide Asset-Backed Certificates REMIC, 0.34%, 03/25/37 (d)	600	570
Credit Acceptance Auto Loan Trust, 2.61%, 01/17/23 (c)	260	261
Credit Suisse Commercial Mortgage Trust REMIC
5.90%, 07/15/17 (d)	200	211
5.90%, 09/16/39 (c) (d)	42	42
DCP Rights LLC, 5.46%, 10/25/21 (c) (f)	270	274
Flatiron CLO Ltd.
4.76%, 10/25/24 (c) (d)	250	250
1.66%, 01/17/26 (c) (d)	345	343
GAHR Commercial Mortgage Trust REMIC, 3.38%, 12/15/19 (c) (d)	875	784
Hilton USA Trust REMIC, 5.22%, 11/05/18 (c) (d)	374	384
LB-UBS Commercial Mortgage Trust REMIC
5.84%, 06/15/38 (d)	290	301
5.48%, 02/15/40	730	762
Navient Private Education Loan Trust
1.87%, 07/15/24 (c) (d)	295	296
3.50%, 12/15/24 (c)	100	95
OneMain Financial Issuance Trust
2.43%, 08/18/17 (c)	410	411
3.19%, 01/18/18 (c)	290	290
3.85%, 01/18/18 (c)	290	290
SLM Private Education Loan Trust
2.42%, 05/15/19 (c) (d)	630	666
3.00%, 12/15/19 (c)	360	355
Springleaf Funding Trust, 3.16%, 05/15/19 (c)	475	479
Union Pacific Railroad Co. Pass-Through Trust, 3.23%, 05/14/26	500	508
United Airlines Inc. Pass-Through Trust, 4.30%, 08/15/25	840	902
United Airlines Pass-Through Trust, 4.63%, 09/03/22	520	526
US Airways Pass-Through Trust
5.45%, 06/03/18	2,700	2,754
8.00%, 10/01/19	206	233
6.75%, 06/03/21	627	682
5.38%, 11/15/21	1,602	1,679
Wachovia Bank Commercial Mortgage Trust REMIC, 5.96%, 02/15/51 (d)	350	369
		21,879

Total Non-U.S. Government Agency Asset-Backed Securities (cost $57,049)		53,232

CORPORATE BONDS AND NOTES - 75.5%

AUSTRIA - 0.2%

Constantinople Acquisition GmbH Term Loan, 0.00%, 06/30/22 (g), EUR	744	807

BARBADOS - 0.1%
Columbus International Inc., 7.38%, 03/30/21 (c)	490	515

BRAZIL - 0.4%
Petrobras Global Finance BV
5.38%, 10/01/29, GBP	145	178
6.63%, 01/16/34, GBP	420	522
7.25%, 03/17/44	925	869
		1,569
CANADA - 0.5%
1011778 BC Unltd. Liability Corp., 6.00%, 04/01/22 (c)	465	482
Air Canada, 6.75%, 10/01/19 (c)	875	935
CEVA Logisitics Term Loan, 6.50%, 03/18/21 (d)	9	8
Hudson’s Bay Co. Initial Term Loan, 4.75%, 10/07/20 (d)	37	38
NOVA Chemicals Corp., 5.00%, 05/01/25 (c)	120	125
Valeant Pharmaceuticals International, 6.75%, 08/15/18 (c)	393	414
		2,002
CZECH REPUBLIC - 0.2%
CE Energy A/S, 7.00%, 02/01/21 (e), EUR	335	367
RPG Byty Sro, 6.75%, 05/01/20 (e), EUR	463	525
		892
DENMARK - 0.3%
Nets Holdings A/S Term Loan, 4.25%, 05/14/21 (d), EUR	1,050	1,133
FRANCE - 4.1%
AXA SA, 3.88%, (callable at 100 beginning 10/08/25) (e) (h), EUR	600	711
BNP Paribas Cardif SA, 4.03%, (callable at 100 beginning 11/25/25) (h), EUR	700	800
BNP Paribas SA, 2.62%, 10/14/27 (d) (e), EUR	1,050	1,168
Credit Agricole Assurances SA, 4.25%, (callable at 100 beginning 01/13/25) (e) (h), EUR	1,600	1,815
Credit Agricole SA
3.88%, 04/15/24 (c)	1,075	1,138
2.63%, 03/17/27 (e), EUR	550	607
Electricite de France, 5.00%, (callable at 100 beginning 01/22/26) (e) (h), EUR	500	617
Electricite de France SA, 4.25%, (callable at 100 beginning 01/29/20) (e) (h), EUR	500	583
Lion/Seneca France 2, 7.88%, 04/15/19 (e), EUR	540	482
Numericable Group SA
4.88%, 05/15/19 (c)	475	473
5.38%, 05/15/22 (e), EUR	645	725
5.63%, 05/15/24 (e), EUR	595	675
6.25%, 05/15/24 (c)	270	273

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Numericable Group SA Term Loan, 4.50%, 04/23/20 (d), EUR	720	778
Orange SA
4.00% (callable at 100 beginning 10/01/21) (e) (h), EUR	175	201
4.25% (callable at 100 beginning 02/07/20) (e) (h), EUR	250	288
5.00% (callable at 100 beginning 10/01/26) (e) (h), EUR	875	1,072
SGD Group SAS, 5.63%, 05/15/19 (e), EUR	435	479
Societe Generale SA, 2.63%, 02/27/25 (e), EUR	700	766
THOM Europe SAS, 7.38%, 07/15/19 (e), EUR	335	376
Total SA
2.25% (callable at 100 beginning 02/26/21) (e) (h), EUR	725	785
2.62% (callable at 100 beginning 02/26/25) (e) (h), EUR	600	654
		15,465
GERMANY - 6.3%
Bayer AG, 2.38%, 04/02/75 (d) (e), EUR	800	856
Bayerische Landesbank, 0.86%, 02/07/19 (d) (e), EUR	600	585
Commerzbank AG, 7.75%, 03/16/21, EUR	1,500	2,024
Deutsche Annington Finance BV, 4.00%, (callable at 100 beginning 12/17/21) (e) (h), EUR	600	681
Deutsche Bank AG
2.75%, 02/17/25 (e), EUR	275	303
4.50%, 04/01/25	1,625	1,624
Fresenius Finance BV, 3.00%, 02/01/21 (e), EUR	1,120	1,313
FTE Verwaltungs GmbH, 9.00%, 07/15/20 (e), EUR	430	489
HSH Nordbank AG
7.25% (callable at 100 beginning 06/30/15) (h)	1,400	458
0.85%, 02/14/17 (d), EUR	513	465
0.89%, 02/14/17 (d) (e), EUR	1,484	1,348
Mahle GmbH, 2.50%, 05/14/21 (e), EUR	115	128
Merck KGaA, 2.62%, 12/12/74 (d) (e), EUR	260	287
Pfleiderer GmbH, 7.88%, 08/01/19 (e), EUR	251	275
Schaeffler (INA Beteiligung GmbH) Term Loan B, 4.25%, 05/15/20 (d), EUR	570	618
Schaeffler Finance BV, 3.25%, 05/15/25 (e), EUR	350	375
Schaeffler Holding Finance BV
6.25%, 11/15/19 (c) (i)	200	212
5.75%, 11/15/21 (e) (i), EUR	480	557
6.75%, 11/15/22 (c) (i)	228	246
Springer Media Term Loan, 0.00%, 08/14/20 (g), EUR	1,910	2,069
Unitymedia Hessen GmbH & Co. KG
5.63%, 04/15/23 (e), EUR	100	117
4.00%, 01/15/25 (e), EUR	1,039	1,163
6.25%, 01/15/29 (e), EUR	400	486
Volkswagen International Finance NV
3.50% (callable at 100 beginning 03/20/30) (e) (h), EUR	1,300	1,416
5.50%, 11/09/15 (c) (j), EUR	400	616
5.50%, 11/09/15 (e) (j), EUR	3,200	4,930
		23,641
INDIA - 0.1%
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 07/15/21 (e), EUR	455	499

IRELAND - 2.1%
Allied Irish Banks Plc, 2.75%, 04/16/19 (e), EUR	1,300	1,471
Ardagh Packaging Finance Plc, 4.25%, 01/15/22 (e), EUR	868	952
Bank of Ireland
3.25%, 01/15/19 (e), EUR	1,160	1,340
1.25%, 04/09/20 (e), EUR	575	614
4.25%, 06/11/24 (d) (e), EUR	1,800	1,998
DEPFA Bank Plc, 0.73%, 12/15/15 (d), EUR	1,472	1,543
		7,918
ITALY - 7.8%
Arianna SPV Srl, 3.60%, 04/20/19 (e), EUR	1,490	1,669
Astaldi SpA, 7.13%, 12/01/20 (e), EUR	318	368
Banca Monte dei Paschi di Siena SpA
2.88%, 04/16/21 (e), EUR	1,150	1,387
2.88%, 07/16/24 (e), EUR	1,270	1,554
Banco Popolare SC, 3.50%, 03/14/19 (e), EUR	1,131	1,288
CNH Industrial Finance Europe SA, 2.75%, 03/18/19 (e), EUR	575	633
Enel SpA, 6.50%, 01/10/74 (d) (e), EUR	500	607
FGA Capital Ireland Plc, 2.63%, 04/17/19 (e), EUR	425	482
Intesa Sanpaolo SpA
3.50%, 01/17/22 (e), EUR	620	767
6.63%, 09/13/23 (e), EUR	810	1,119
3.93%, 09/15/26 (e), EUR	610	722
Meccanica Holdings USA Inc., 7.38%, 07/15/39 (c)	230	258
Mediobanca SpA, 2.25%, 03/18/19 (e), EUR	925	1,044
Rhino Bondco SpA, 7.25%, 11/15/20 (e), EUR	1,000	1,147
Snai SpA, 7.63%, 06/15/18 (e), EUR	170	190
Telecom Italia Capital SA, 7.72%, 06/04/38	350	409
Telecom Italia Finance SA
6.13%, 11/15/16 (e) (j), EUR	3,000	4,513
7.75%, 01/24/33, EUR	910	1,466
Telecom Italia SpA
4.50%, 01/25/21 (e), EUR	400	483
5.88%, 05/19/23, GBP	550	913
UniCredit SpA
6.75% (callable at 100 beginning 09/10/21) (e) (h), EUR	200	219
3.25%, 01/14/21 (e), EUR	1,580	1,901
6.95%, 10/31/22 (e), EUR	620	823
5.75%, 10/28/25 (d) (e), EUR	1,970	2,385
Unione di Banche Italiane SCpA, 2.88%, 02/18/19 (e), EUR	900	1,037
Wind Acquisition Finance SA, 4.00%, 07/15/20 (e), EUR	1,753	1,899
		29,283
JAMAICA - 0.1%
Digicel Ltd., 6.00%, 04/15/21 (c)	252	239

JERSEY - 0.5%
Atrium European Real Estate Ltd., 4.00%, 04/20/20 (e), EUR	800	937
Cleopatra Finance Ltd.
6.25%, 02/15/22 (c)	400	391
6.50%, 02/15/25 (c)	200	193
Enterprise Funding Ltd., 3.50%, 09/10/20 (e) (j), GBP	300	379
		1,900
LUXEMBOURG - 2.3%
Aguila 3 SA, 7.88%, 01/31/18 (c)	290	290

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Altice Financing SA
6.50%, 01/15/22 (c)	350	360
5.25%, 02/15/23 (e), EUR	377	429
Altice Financing SA Term Loan, 5.25%, 01/29/22 (d), EUR	230	250
Altice SA
7.25%, 05/15/22 (e), EUR	1,115	1,249
7.75%, 05/15/22 (c)	280	285
6.25%, 02/15/25 (e), EUR	683	734
APERAM, 0.63%, 07/08/21 (e) (j)	800	955
Atalaya Luxco, 11.50%, 05/30/20 (e) (f) (i) (k), EUR	897	979
Avago Technologies Term Loan, 3.75%, 04/01/21 (d)	583	584
Bilbao Luxembourg SA, 10.50%, 12/01/18 (e) (i), EUR	317	360
Intralot Finance Luxembourg SA, 9.75%, 08/15/18 (e), EUR	700	759
Mallinckrodt International Finance SA Term Loan B, 3.25%, 02/24/21 (d)	203	202
Monitchem HoldCo 2 SA, 6.88%, 06/15/22 (e), EUR	100	101
Siemens Audiology Solutions Term Loan B, 5.50%, 12/31/21 (d), EUR	430	468
Xefin Lux SCA, 3.79%, 06/01/19 (d) (e), EUR	705	759
		8,764
MEXICO - 0.3%
Cemex SAB de CV
4.75%, 01/11/22 (e), EUR	585	642
4.38%, 03/05/23 (e), EUR	173	186
5.70%, 01/11/25 (c)	390	385
		1,213
NETHERLANDS - 1.5%
Achmea BV, 6.00%, 04/04/43 (d) (e), EUR	200	259
Achmea Hypotheekbank NV, 2.75%, 02/18/21 (e), EUR	500	591
Action Holding BV Term Loan B, 4.78%, 01/31/21 (d), EUR	680	737
Bureau Van Dijk Term Loan B
4.19%, 09/15/21 (d), EUR	465	503
5.14%, 09/15/21 (d), GBP	270	402
CEVA Logisitics Term Loan, 6.50%, 03/18/21 (d)	51	48
Constellium NV, 8.00%, 01/15/23 (c)	250	262
Hema Bondco I BV, 6.25%, 06/15/19 (e), EUR	600	544
NXP BV
3.75%, 06/01/18 (c)	765	780
5.75%, 02/15/21 (c)	200	212
NXP Semiconductor NV, 1.00%, 12/01/19 (c) (j)	350	417
Sensata Technologies BV, 5.00%, 10/01/25 (c)	160	162
TMF Group Holding BV, 9.88%, 12/01/19 (e), EUR	320	368
Ziggo Bond Finance BV, 4.63%, 01/15/25 (e), EUR	450	501
		5,786
POLAND - 0.1%
Play Finance 1 SA, 6.50%, 08/01/19 (e), EUR	310	352

PORTUGAL - 0.8%
Banco Espirito Santo SA
2.63%, 05/08/17 (e), EUR	400	416
4.75%, 01/15/18 (e), EUR	900	985
4.00%, 01/21/19 (e), EUR	1,000	1,086
Galp Energia SGPS SA, 3.00%, 01/14/21 (e), EUR	300	332
		2,819
SPAIN - 5.7%
Abengoa Finance SAU, 6.00%, 03/31/21 (e), EUR	639	642
Abengoa Greenfield SA, 5.50%, 10/01/19 (e), EUR	170	169
Aldesa Financial Services SA, 7.25%, 04/01/21 (e), EUR	195	192
Banco Bilbao Vizcaya Argentaria SA
6.75% (callable at 100 beginning 02/18/20) (e) (h), EUR	400	441
7.00% (callable at 100 beginning 02/19/19) (e) (h) (j), EUR	600	664
9.00% (callable at 100 beginning 05/09/18) (e) (h) (j)	600	652
Banco Popular Espanol SA
8.25% (callable at 100 beginning 04/10/20) (e) (h) (j), EUR	400	446
11.50% (callable at 100 beginning 10/10/18) (e) (h) (j), EUR	700	876
Banco Santander SA, 6.25%, (callable at 100 beginning 03/12/19) (e) (h), EUR	800	867
Bankia SA
3.50%, 01/17/19 (e), EUR	2,400	2,811
4.00%, 05/22/24 (d) (e), EUR	2,900	3,168
BPE Financiaciones SA, 2.00%, 02/03/20 (e), EUR	2,000	2,167
CaixaBank SA
4.50%, 11/22/16 (e) (j), EUR	1,100	1,117
5.00%, 11/14/23 (d) (e), EUR	900	1,051
Cirsa Funding Luxembourg SA, 8.75%, 05/15/18 (e), EUR	190	210
Gas Natural Fenosa Finance BV, 4.12%, (callable at 100 beginning 11/18/22) (e) (h), EUR	400	457
Goldcar Nuevo Trabajo Term Loan, 6.50%, 06/30/20 (d), EUR	450	466
Obrascon Huarte Lain SA, 5.50%, 03/15/23 (e), EUR	600	613
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20 (e), EUR	416	470
Santander Issuances SAU, 2.50%, 03/18/25 (e), EUR	800	880
Telefonica Europe BV
4.20% (callable at 100 beginning 12/04/19) (e) (h), EUR	800	908
5.00% (callable at 100 beginning 03/31/20) (e) (h), EUR	500	582
5.87% (callable at 100 beginning 03/31/24) (e) (h), EUR	100	124
Telefonica SA, 6.00%, 07/24/17 (e) (j), EUR	1,000	1,280
		21,253
SWEDEN - 0.1%
Volvo Treasury AB, 4.20%, 06/10/75 (d) (e), EUR	300	333

SWITZERLAND - 1.3%
Credit Suisse AG, 5.75%, 09/18/25 (d) (e), EUR	280	348
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (c) (h)	975	958
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25 (c)	1,210	1,223
UBS AG
4.75%, 05/22/23 (d) (e)	300	310

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.13%, 05/15/24 (e)	775	806
4.75%, 02/12/26 (d) (e), EUR	665	795
UBS Group AG
5.75% (callable at 100 beginning 02/09/22) (e) (h), EUR	250	282
7.00% (callable at 100 beginning 02/19/25) (e) (h)	225	234
		4,956
TURKEY - 0.3%
Turk Hava Yollari AO, 4.20%, 03/15/27 (c)	930	944

UNITED KINGDOM - 4.2%
AA Bond Co. Ltd.
9.50%, 07/31/19 (e), GBP	390	641
5.50%, 07/31/22 (e), GBP	575	861
Annington Finance No. 5 Plc, 13.00%, 01/15/23 (e) (i), GBP	319	591
Bestway UK Holdco Ltd. Term Loan B, 5.26%, 09/25/21 (d), GBP	560	834
Boparan Finance Plc, 4.38%, 07/15/21 (e), EUR	105	103
CEVA Group Plc Term Loan
6.50%, 03/12/21 (d)	71	66
6.50%, 03/12/21 (d)	49	46
Coventry Building Society, 6.37%, (callable at 100 beginning 11/01/19) (e) (h), GBP	200	291
Debenhams Plc, 5.25%, 07/15/21 (e), GBP	200	294
HBOS Capital Funding LP, 6.85%, (callable at 100 beginning 06/23/15) (h)	130	134
House of Fraser Funding Plc, 8.88%, 08/15/18 (e), GBP	363	571
Iglo Foods Midco Ltd. Term Loan, 5.26%, 06/30/20 (d), GBP	240	357
Lloyds Banking Group Plc, 6.37%, (callable at 100 beginning 06/27/20) (e) (h), EUR	949	1,088
Marks & Spencer Plc, 4.75%, 06/12/25 (e), GBP	260	435
Merlin Entertainments Plc, 2.75%, 03/15/22 (e), EUR	225	244
Pension Insurance Corp. Plc, 6.50%, 07/03/24 (e), GBP	175	269
Punch Taverns Finance B Ltd., 5.94%, 09/30/22, GBP	280	411
Punch Taverns Finance Plc
0.56%, 07/15/21 (d) (e), GBP	639	848
6.06%, 10/15/27 (d) (e), GBP	528	758
RAC Finance Holdings Ltd. Term Loan, 8.14%, 11/30/22 (d), GBP	490	727
Saga Mid Co. Ltd. Term Loan, 2.81%, 04/25/19 (d), GBP	673	956
Silk Bidco AS, 7.50%, 02/01/22 (e), EUR	340	378
SSE Plc, 3.88%, (callable at 100 beginning 09/10/20) (e) (h), GBP	375	554
Unique Pub Finance Co. Plc
7.40%, 03/28/24, GBP	195	296
5.66%, 06/30/27, GBP	1,123	1,652
Virgin Media Investment Holdings Ltd. Term Loan, 4.25%, 06/30/23 (d), GBP	660	980
Virgin Media Secured Finance Plc, 6.00%, 04/15/21 (e), GBP	105	163
Vougeot Bidco Plc, 7.88%, 07/15/20 (e), GBP	378	589
Voyage Care Bondco Plc, 11.00%, 02/01/19 (e), GBP	450	718
		15,855
UNITED STATES OF AMERICA - 36.1%
Actavis Funding SCS
3.00%, 03/12/20	625	640
3.45%, 03/15/22	1,563	1,601
3.85%, 06/15/24	870	899
3.80%, 03/15/25	625	644
4.55%, 03/15/35	625	651
4.85%, 06/15/44	92	98
ADT Corp.
2.25%, 07/15/17	22	22
4.13%, 04/15/19	87	89
Advanced Micro Devices Inc., 6.75%, 03/01/19	75	73
Advantage Sales and Marketing Inc. Term Loan, 4.25%, 07/07/20 (d)	279	279
AECOM Technology Corp.
5.75%, 10/15/22 (c)	207	214
5.88%, 10/15/24 (c)	140	147
Alcatel-Lucent USA Inc, 6.75%, 11/15/20 (c)	365	389
Alliance Laundry Systems Term Loan B, 4.25%, 04/20/20 (d)	217	217
Ally Financial Inc.
3.75%, 11/18/19	275	272
4.13%, 03/30/20	700	696
5.13%, 09/30/24	325	335
8.00%, 11/01/31	188	235
AMAYA Holdings BV Term Loan, 5.00%, 07/29/21 (d)	274	272
American Airlines Group Inc., 4.63%, 03/01/20 (c)	515	504
American Builders & Contractors Supply Co. Inc. Term Loan, 3.50%, 04/16/20 (d)	97	97
American Capital Ltd., 6.50%, 09/15/18 (c)	567	591
American Energy Marcellus Term Loan, 8.50%, 07/07/21 (d)	757	556
American Express Co., 4.90%, (callable at 100 beginning 03/15/20) (h)	995	1,009
Amsurg Corp., 5.63%, 07/15/22	478	489
Anadarko Petroleum Corp., 0.00%, 10/10/36 (l)	5,270	2,082
Anixter Inc., 5.13%, 10/01/21	425	437
Antero Resources Corp., 5.13%, 12/01/22	500	480
Anthem Inc., 3.50%, 08/15/24	830	852
Apple Inc., 2.50%, 02/09/25	375	367
AT&T Inc., 0.00%, 11/27/22 (c) (l)	3,000	2,335
B/E Aerospace Inc. Term Loan, 4.00%, 11/12/21 (d)	115	116
Bank of America Corp.
6.10% (callable at 100 beginning 03/17/25) (h)	490	497
6.25% (callable at 100 beginning 09/05/24) (h)	900	917
6.50% (callable at 100 beginning 10/23/24) (h)	1,110	1,174
3.30%, 01/11/23	1,370	1,388
Belden Inc., 5.50%, 04/15/23 (e), EUR	406	468
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 06/15/17 (c)	227	229
Biomet Inc. Incremental Term Loan, 3.67%, 07/25/17 (d)	181	181
BJ’s Wholesale Club Term Loan, 4.50%, 09/26/19 (d)	288	288
Blackstone CQP Holdco LP, 9.30%, 03/31/19 (e) (f) (k)	642	663
BMC Software Finance Inc., 8.13%, 07/15/21 (c)	60	55
Boeing Co., 3.50%, 03/01/45	90	89
Bright Horizons Family Solutions LLC Term Loan B, 4.00%, 01/30/20 (d)	246	247
Burger King NewCo Term Loan B, 4.50%, 09/23/21 (d)	393	396
Burlington Northern Santa Fe LLC, 3.40%, 09/01/24	375	391

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Caesars Entertainment Resort Properties LLC Term Loan B, 7.00%, 09/17/20 (d)	975	922
California Resources Corp.
5.50%, 09/15/21 (c)	385	343
6.00%, 11/15/24 (c)	613	537
Calpine Corp.
5.38%, 01/15/23	516	516
5.75%, 01/15/25	546	550
Capital One Financial Corp., 3.20%, 02/05/25	645	640
Catalent Pharma Solutions Inc. Term Loan, 4.25%, 04/30/21 (d)	224	225
CCOH Safari LLC
5.50%, 12/01/22	326	333
5.75%, 12/01/24	453	467
CDK Global Inc., 4.50%, 10/15/24 (c)	250	258
CDW LLC, 5.50%, 12/01/24	336	352
Cengage Learning Acquisitions Inc. Term Loan, 7.00%, 02/20/20 (d)	760	762
Charter Communications Term Loan, 4.25%, 08/12/21 (d)	830	836
Cigna Corp., 3.25%, 04/15/25	400	408
CIT Group Inc.
5.00%, 05/15/17	45	46
4.25%, 08/15/17	155	157
Citigroup Inc.
5.90% (callable at 100 beginning 02/15/23) (h)	436	439
5.95% (callable at 100 beginning 01/30/23) (h)	554	561
2.40%, 02/18/20	2,435	2,444
3.75%, 06/16/24	2,500	2,619
Coinmach Corp. Term Loan, 4.25%, 11/14/19 (d)	370	369
Community Health Systems Inc. Term Loan D, 4.25%, 01/15/21 (d)	525	527
Concho Resources Inc., 5.50%, 04/01/23	250	252
CONSOL Energy Inc., 5.88%, 04/15/22	215	195
Continental Building Products LLC Term Loan B, 4.00%, 08/14/20 (d)	233	232
Continental Resources Inc., 4.90%, 06/01/44	50	44
Costco Wholesale Corp., 2.25%, 02/15/22	425	423
COX Communications Inc., 3.85%, 02/01/25 (c)	1,400	1,440
CPG International Inc. Term Loan, 4.75%, 09/13/20 (d)	370	364
Dell Inc. Term Loan B, 3.75%, 09/24/18 (d)	754	756
DISH DBS Corp., 5.88%, 11/15/24	276	276
Dynegy Finance I Inc.
6.75%, 11/01/19 (c)	500	517
7.38%, 11/01/22 (c)	495	520
Eastman Chemical Co., 4.65%, 10/15/44	1,150	1,207
Endo Finance LLC, 6.00%, 02/01/25 (c)	200	205
Energy Future Intermediate Holding Co. LLC Term Loan, 4.25%, 04/28/16 (d)	230	231
Enterprise Products Operating LLC, 3.75%, 02/15/25	375	388
Equinix Inc.
5.38%, 01/01/22	361	376
5.75%, 01/01/25	250	261
ERAC USA Finance LLC, 4.50%, 02/15/45 (c)	190	192
Family Tree Escrow LLC
5.25%, 03/01/20 (c)	30	31
5.75%, 03/01/23 (c)	301	316
First Data Corp. Replacement Term Loan, 3.67%, 03/23/18 (d)	1,140	1,139
First Data Corp. Term Loan B, 3.67%, 09/24/18 (d)	25	25
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (c)	500	504
Forest Laboratories Inc., 5.00%, 12/15/21 (c)	1,320	1,468
Freeport-McMoRan Inc., 4.55%, 11/14/24	764	734
Freescale Semiconductor Inc., 5.00%, 05/15/21 (c)	250	264
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21 (d)	352	354
Frontier Communications Corp., 6.25%, 09/15/21	145	146
Gannett Co. Inc.
4.88%, 09/15/21 (c)	250	255
5.50%, 09/15/24 (c)	110	115
Gas Natural Fenosa Term Loan, 4.79%, 07/31/21 (d), EUR	1,000	1,080
Gates Global LLC, 5.75%, 07/15/22 (e), EUR	100	99
Gates Global LLC US Term Loan B, 4.25%, 07/03/21 (d)	554	551
General Motors Co., 5.20%, 04/01/45	355	385
Genworth Financial Inc.
6.52%, 05/22/18	780	809
7.70%, 06/15/20	290	308
4.80%, 02/15/24	313	263
Genworth Holdings Inc.
7.20%, 02/15/21	1,108	1,151
4.90%, 08/15/23	210	180
Goldman Sachs Group Inc.
2.60%, 04/23/20	733	741
4.00%, 03/03/24	2,500	2,642
3.50%, 01/23/25	910	928
Grifols Worldwide Operations USA Inc. Term Loan, 3.18%, 03/03/21 (d)	496	495
HCA Inc.
4.25%, 10/15/19	565	581
5.38%, 02/01/25	175	183
5.25%, 04/15/25	665	718
HD Supply Inc.
7.50%, 07/15/20	212	227
5.25%, 12/15/21 (c)	580	597
Healthsouth Corp., 5.75%, 11/01/24	78	81
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20 (d)	640	640
HSBC USA Inc., 1.70%, 03/05/18	2,795	2,800
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (c)	281	293
Huntsman International LLC, 5.13%, 11/15/22 (c)	75	75
Icahn Enterprises LP, 5.88%, 02/01/22	280	288
IMS Health Inc. Term Loan B, 3.50%, 03/05/21 (d)	337	336
Infor Software Parent LLC, 7.13%, 05/01/21 (c) (i)	425	421
Infor US Inc., 6.50%, 05/15/22 (c)	610	625
ING US Inc., 5.65%, 05/15/53 (d)	975	1,019
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24	475	483
Interactive Data Corp. Term Loan, 4.75%, 04/30/21 (d)	299	300
J. Crew Group Inc. New Term Loan B, 4.00%, 02/26/21 (d)	169	156
Jefferies Group LLC, 6.50%, 01/20/43	437	435
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (h)	600	589
6.10% (callable at 100 beginning 10/01/24) (h)	500	515
6.75% (callable at 100 beginning 02/01/24) (h) (m)	1,521	1,650
2.25%, 01/23/20	1,250	1,253
3.20%, 01/25/23	2,500	2,542

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.13%, 01/23/25	375	375
Juniper Networks Inc., 4.35%, 06/15/25	405	411
Kinder Morgan Energy Partners LP
3.50%, 03/01/21	1,740	1,754
5.80%, 03/01/21	210	237
Kinder Morgan Inc., 5.05%, 02/15/46	950	949
KLA-Tencor Corp., 4.65%, 11/01/24	1,120	1,176
La Quinta Intermediate Holdings LLC Term Loan B, 4.00%, 02/18/21 (d)	542	543
Lennar Corp., 4.50%, 11/15/19	373	383
Level 3 Financing Inc., 6.13%, 01/15/21	549	576
Level 3 Financing Inc. Term Loan B-5, 4.50%, 01/31/22 (d)	250	251
LGE HoldCo VI BV, 7.13%, 05/15/24 (e), EUR	1,370	1,670
Lockheed Martin Corp., 2.90%, 03/01/25	210	212
LUX HoldCo Term Loan, 5.25%, 01/15/22 (d), EUR	730	792
MacDermid Inc. Term Loan, 4.50%, 06/15/20 (d)	493	494
Mallinckrodt International Finance SA, 5.75%, 08/01/22 (c)	300	310
Meccanica Holdings USA Inc.
6.25%, 07/15/19 (c)	510	567
6.25%, 01/15/40 (c)	1,120	1,140
Medtronic Inc., 3.50%, 03/15/25 (c)	375	392
Merck & Co. Inc., 2.35%, 02/10/22	515	515
Micron Technology Inc.
5.25%, 08/01/23 (c)	625	636
5.50%, 02/01/25 (c)	1,015	1,023
Mitchell International Inc. Term Loan B, 4.50%, 09/27/20 (d)	183	183
Mondelez International Inc. Term Loan B-1, 3.50%, 07/04/21 (d), EUR	1,230	1,328
Morgan Stanley
5.45% (callable at 100 beginning 07/15/19) (h)	1,685	1,698
5.55% (callable at 100 beginning 07/15/20) (h)	820	828
3.88%, 04/29/24	2,500	2,629
MSCI Inc., 5.25%, 11/15/24 (c)	238	246
MUFG Americas Holdings Corp., 2.25%, 02/10/20	1,116	1,118
Netflix Inc.
5.50%, 02/15/22 (c)	331	338
5.88%, 02/15/25 (c)	520	534
Newfield Exploration Co., 5.75%, 01/30/22	100	104
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29 (c)	605	577
Nuance Communications Inc., 5.38%, 08/15/20 (c)	85	86
Offshore Group Investment Ltd. Term Loan, 5.75%, 03/28/19 (d)	103	59
Ortho-Clinical Diagnostics Inc. 1st Lien Term Loan, 4.75%, 04/29/21 (d)	223	221
Owens-Brockway Glass Container Inc., 5.00%, 01/15/22 (c)	250	255
Oxea Finance & Cy SCA Term Loan, 8.25%, 07/15/20 (d)	90	83
Oxea Finance & Cy SCA Term Loan B-2, 4.25%, 11/30/19 (d)	504	489
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 09/28/19 (d)	247	247
Party City Holdings Inc. Term Loan, 4.00%, 07/27/19 (d)	639	638
Petsmart Inc. Term Loan, 5.00%, 03/10/22 (d)	225	227
Pinnacle Foods Finance LLC Term Loan G, 3.00%, 04/15/20 (d)	432	430
Priceline Group Inc., 3.65%, 03/15/25	280	285
Project Homestake Merger Corp., 8.88%, 03/01/23 (c)	350	351
QVC Inc.
3.13%, 04/01/19	230	232
4.85%, 04/01/24	1,025	1,066
Radian Group Inc., 5.50%, 06/01/19	930	971
RBS Global Inc. and Rexnord Corp. Term Loan B, 4.00%, 08/15/20 (d)	227	227
Realogy Group LLC, 7.63%, 01/15/20 (c)	186	200
Reynolds American Inc., 4.75%, 11/01/42	390	402
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.00%, 11/26/18 (d)	96	97
Rite Aid Corp., 6.13%, 04/01/23 (c)	299	306
Riverbed Technology Inc. Term Loan, 0.00%, 02/25/22 (g)	135	136
RSP Permian Inc., 6.63%, 10/01/22 (c)	174	175
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (n)	174	175
6.25%, 03/15/22	276	285
5.75%, 05/15/24	100	100
5.63%, 03/01/25 (c)	462	456
Sabine Pass LNG LP, 7.50%, 11/30/16	118	125
Sabre Inc. Term Loan B, 4.00%, 02/19/19 (d)	274	274
Salix Pharmaceuticals Ltd., 6.25%, 01/15/21 (c)	325	360
Salix Pharmaceuticals Ltd. Term Loan, 4.25%, 01/02/20 (d)	534	534
Sanchez Energy Corp., 6.13%, 01/15/23	247	222
SBA Communications Corp., 4.88%, 07/15/22 (c)	275	269
Sealed Air Corp., 5.13%, 12/01/24 (c)	252	261
Sequa Corp. Term Loan, 5.25%, 05/15/17 (d)	473	439
ServiceMaster Co. LLC Term Loan, 4.25%, 06/24/21 (d)	529	526
Sprint Communications Inc., 9.00%, 11/15/18 (c)	189	217
Sprint Corp.
7.88%, 09/15/23	500	510
7.13%, 06/15/24	207	203
State Street Capital Trust IV, 1.27%, 06/15/37 (d)	1,510	1,276
Steel Dynamics Inc., 5.13%, 10/01/21 (c)	275	277
Surgery Center Holding Corp. Term Loan, 5.25%, 07/16/20 (d)	85	85
Synchrony Financial, 2.70%, 02/03/20	515	517
T-Mobile USA Inc.
6.63%, 04/28/21	172	180
6.73%, 04/28/22	79	83
6.00%, 03/01/23	81	83
6.50%, 01/15/24	240	251
6.38%, 03/01/25	340	351
TA Manufacturing Ltd., 3.63%, 04/15/23 (e), EUR	150	163
Tenet Healthcare Corp.
5.00%, 03/01/19 (c)	375	372
6.00%, 10/01/20	247	261
8.13%, 04/01/22	324	357
TerraForm Power Operating LLC, 5.88%, 02/01/23 (c)	471	489
Tesoro Logistics LP, 6.25%, 10/15/22 (c)	112	116
TIBCO Software Inc. Term Loan, 6.50%, 11/24/20 (d)	315	315
Time Warner Cable Inc.
6.55%, 05/01/37	501	629
6.75%, 06/15/39	423	542
TransDigm Inc.
6.00%, 07/15/22	230	230
6.50%, 07/15/24	300	301

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Travelport Finance SARL Term Loan B, 6.00%, 08/11/21 (d)	643	649
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20 (d)	297	296
Valeant Pharmaceuticals International Inc.
5.63%, 12/01/21 (c)	825	837
5.50%, 03/01/23 (c)	108	109
Valeant Pharmaceuticals International Inc. Term Loan
3.50%, 12/11/19 (d)	172	172
0.00%,03/13/22 (g)	342	343
Verizon Communications Inc.
6.40%, 09/15/33	599	748
4.40%, 11/01/34	2,500	2,547
6.55%, 09/15/43	596	774
VRX Escrow Corp.
5.38%, 03/15/20 (c)	200	202
4.50%, 05/15/23 (e), EUR	1,215	1,315
5.88%, 05/15/23 (c)	1,209	1,239
6.13%, 04/15/25 (c)	232	240
Weatherford International Ltd., 5.50%, 02/15/16	586	603
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (h)	415	439
3.00%, 02/19/25	1,210	1,215
Weyerhaeuser Real Estate Co.
4.38%, 06/15/19 (c)	200	196
5.88%, 06/15/24 (c)	135	132
Whiting Petroleum Corp.
5.00%, 03/15/19	135	133
5.75%, 03/15/21	145	144
Williams Partners LP, 3.60%, 03/15/22	625	621
Wilsonart LLC Initial Term Loan, 4.00%, 11/01/19 (d)	295	295
Wise Metals Group LLC, 8.75%, 12/15/18 (c)	455	483
WR Grace & Co-Conn, 5.13%, 10/01/21 (c)	110	114
		135,503
VENEZUELA - 0.1%
Petroleos de Venezuela SA
5.25%, 04/12/17 (e)	330	135
6.00%, 11/15/26 (e)	300	94
		229
Total Corporate Bonds and Notes (cost $296,656)		283,871

GOVERNMENT AND AGENCY OBLIGATIONS - 8.9%

CROATIA - 0.1%
Croatia Government International Bond, 3.88%, 05/30/22 (e), EUR	260	294

GERMANY - 0.2%
Deutsche Bundesrepublik Inflation Indexed Bond, 0.10%, 04/15/23 (o), EUR	712	845

GREECE - 0.2%
Hellenic Republic Government Bond
3.38%, 07/17/17 (e), EUR	572	429
3.00%, 02/24/24 (e) (k) (n), EUR	620	365
		794
HUNGARY - 0.1%
Hungary Government International Bond, 5.38%, 03/25/24	320	359

INDONESIA - 0.2%
Indonesia Government International Bond
2.88%, 07/08/21 (e), EUR	260	294
6.75%, 01/15/44 (e)	290	371
		665
ITALY - 2.0%
Italy Buoni Poliennali Del Tesoro, 5.50%, 09/01/22 - 11/01/22, EUR	4,480	6,364
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 3.10%, 09/15/26 (o), EUR	729	1,051
		7,415
PORTUGAL - 0.2%
Portugal Government International Bond, 5.13%, 10/15/24 (e)	725	802

ROMANIA - 0.1%
Romania Government International Bond, 3.63%, 04/24/24 (e), EUR	240	294

RUSSIAN FEDERATION - 0.2%
Russia Government International Bond, 7.50%, 03/31/30 (e)	655	752

SERBIA - 0.1%
Republic of Serbia, 5.88%, 12/03/18 (e)	320	339

SLOVENIA - 0.1%
Slovenia Government Bond, 4.63%, 09/09/24 (e), EUR	240	338

SPAIN - 2.1%
Spain Government Bond
5.40%, 01/31/23, EUR	5,350	7,651
4.40%, 10/31/23, EUR	341	466
		8,117
UNITED STATES OF AMERICA - 3.3%
U.S. Treasury Bond
3.00%, 11/15/44	2,114	2,317
2.50%, 02/15/45	5,640	5,591
U.S. Treasury Note
1.00%, 03/15/18	3,585	3,598
1.38%, 03/31/20	1,035	1,035
		12,541
VENEZUELA - 0.0%
Venezuela Government International Bond, 11.75%, 10/21/26 (e)	100	40

Total Government and Agency Obligations (cost $34,249)		33,595

INVESTMENT COMPANIES - 0.0%
Market Vectors Gold Miners ETF	5	83

Total Investment Companies (cost $88)		83

TRUST PREFERREDS - 0.2%

UNITED STATES OF AMERICA - 0.2%
RBS Capital Funding Trust V, 5.90%, (callable at 25 beginning 05/22/15) (h)	17	425
RBS Capital Funding Trust VII, 6.08%, (callable at 25 beginning 05/22/15) (h)	6	157

Total Trust Preferreds (cost $547)		582

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2015

	Shares/Par/Contracts †	Value
PREFERRED STOCKS - 1.8%

GERMANY - 0.4%
Volkswagen AG	6	1,528

UNITED KINGDOM - 0.1%
Royal Bank of Scotland Group Plc - ADR, 6.13%, (callable at 25 beginning 05/22/15) (h)	2	41
Royal Bank of Scotland Group Plc - ADR, 6.60%, (callable at 25 beginning 05/22/15) (h)	8	210
		251
UNITED STATES OF AMERICA - 1.3%
Actavis Plc, 5.50% (j)	1	708
Citigroup Inc., 6.88%, (callable at 25 beginning 11/15/23) (h)	78	2,126
Goldman Sachs Group Inc., 6.38%, (callable at 25 beginning 05/10/24) (h)	28	748
United Technologies Corp., 7.50%	11	691
Wells Fargo & Co., 5.85%, (callable at 25 beginning 09/15/23) (h)	32	841
		5,114

Total Preferred Stocks (cost $6,763)		6,893

PURCHASED OPTIONS - 0.0%
3M Company Put Option, Strike Price 162.50, Expiration 05/01/15	65	16
Bank of America Corp. Put Option, Strike Price 15.50, Expiration 05/01/15	190	7
Barrick Gold Corp. Put Option, Strike Price 20, Expiration 01/15/16	154	2
Eaton Corporation Plc Put Option, Strike Price 67.50, Expiration 04/10/15	65	4
Ebay Inc. Put Option, Strike Price 57.50, Expiration 04/02/15	60	2
Financial Select Sector SPDR ETF Put Option, Strike Price 23.50, Expiration 04/24/15	125	2
Freeport-McMoRan Inc. Put Option, Strike Price 15, Expiration 01/15/16	7	1
Health Care Select Sector SPDR ETF Put Option, Strike Price 71, Expiration 04/02/15	70	—
Health Care Select Sector SPDR ETF Put Option, Strike Price 71, Expiration 04/24/15	65	4
Industrial Select Sector SPDR ETF Put Option, Strike Price 53.50, Expiration 04/24/15	35	1
Industrial Select Sector SPDR ETF Put Option, Strike Price 54, Expiration 04/17/15	65	1
Industrial Select Sector SPDR ETF Put Option, Strike Price 56, Expiration 04/24/15	65	7
iShares Russell 2000 ETF Put Option, Strike Price 117.50, Expiration 04/02/15	65	—
iShares Russell 2000 ETF Put Option, Strike Price 120, Expiration 04/24/15	60	5
iShares U.S. Preferred Stock ETF Put Option, Strike Price 39, Expiration 04/17/15	160	2
JPMorgan Chase & Co. Put Option, Strike Price 60.50, Expiration 05/01/15	65	9
Market Vectors Semiconductor ETF Put Option, Strike Price 53, Expiration 04/17/15	80	4
Market Vectors Semiconductor ETF Put Option, Strike Price 55, Expiration 04/17/15	65	7
Micron Technology Inc. Put Option, Strike Price 28, Expiration 05/01/15	45	8
Micron Technology Inc. Put Option, Strike Price 29, Expiration 04/17/15	50	12
Morgan Stanley Put Option, Strike Price 35.50, Expiration 05/01/15	95	9
PowerShares QQQ Trust Put Option, Strike Price 103, Expiration 04/17/15	65	4
PowerShares QQQ Trust Put Option, Strike Price 106, Expiration 04/02/15	65	5
PowerShares QQQ Trust Put Option, Strike Price 106.50, Expiration 04/17/15	65	12
Put Swaption, 3-Month LIBOR versus 2.20% fixed, Expiration 06/05/15, CIT	14,063,000	7
Put Swaption, 3-Month LIBOR versus 2.65% fixed, Expiration 06/05/15, CIT	11,875,000	1
SPDR S&P 500 ETF Trust Put Option, Strike Price 203, Expiration 04/24/15	90	16
The Goldman Sachs Group, Inc. Put Option, Strike Price 182.50, Expiration 04/24/15	65	11
Volkswagen AG Put Option, Strike Price EUR 150, Expiration 12/18/15, DUB	242	27

Total Purchased Options (cost $358)		186

SHORT TERM INVESTMENTS - 18.8%

Repurchase Agreements - 18.8%

Australia - 0.1%
Repurchase Agreement with CGM, (0.10)% (Collateralized by $150 BHP Billiton Finance USA Ltd., 5.00%, due 09/30/2043, value $173) acquired on 03/31/2015, open maturity at $171	$171	171
Repurchase Agreement with DUB, (0.15)% (Collateralized by $225 Westpac Banking Corp., 2.25%, due 07/30/18, value $230) acquired on 03/23/15, open maturity at $230	230	230
		401
Belgium - 0.7%
Repurchase Agreement with CGM, (0.10)% (Collateralized by $2,608 Anheuser-Busch InBev Finance Inc., 3.70%, due 02/01/24, value $2,768) acquired on 03/10/15, open maturity at $2,732	2,732	2,732

Canada - 1.2%
Repurchase Agreement with BCL, (0.15)% (Collateralized by $1,151 Potash Corp. of Saskatchewan Inc., 5.63%, due 12/01/40, value $1,454) acquired on 12/16/14, open maturity at $1,396	1,396	1,396
Repurchase Agreement with BCL, (0.15)% (Collateralized by $2,460 Royal Bank of Canada, 2.15%, due 03/15/19, value $2,501) acquired on 02/13/15, open maturity at $2,503	2,503	2,503
Repurchase Agreement with CGM, (0.10)% (Collateralized by $70 NOVA Chemicals Corp., 5.25%, due 08/01/23, value $74) acquired on 03/03/15, open maturity at $74	74	74
Repurchase Agreement with CSI, (0.15)% (Collateralized by $686 Royal Bank of Canada, 2.15%, due 03/15/19, value $697) acquired on 02/19/15, open maturity at $698	698	698
		4,671
Ecuador - 0.1%
Repurchase Agreement with JPM, (0.50)% (Collateralized by $200 Ecuador Government International Bond, 7.95%, due 06/20/24, value $178) acquired on 01/12/15, open maturity at $174	174	174

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

	Shares/Par †	Value
France - 0.1%
Repurchase Agreement with BCL, (0.15)% (Collateralized by $500 Total Capital International SA, 3.75%, due 04/10/24, value $536) acquired on 02/10/15, open maturity at $544	544	544

Germany - 0.3%
Repurchase Agreement with JPM, (0.18)% (Collateralized by EUR 323 Bundesrepublik Deutschland, 2.50%, due 01/04/21, value EUR 371) acquired on 12/16/14, open maturity at $407, EUR	379	407
Repurchase Agreement with JPM, (0.18)% (Collateralized by EUR 725 Bundesobligation, 0.75%, due 02/24/17, value EUR 739) acquired on 12/16/14, open maturity at $802, EUR	746	802
		1,209
Italy - 0.0%
Repurchase Agreement with BBP, (0.08)% (Collateralized by EUR 44 Italy Buoni Poliennali Del Tesoro, 4.50%, due 05/01/23, value EUR 56) acquired on 12/17/14, open maturity at $59, EUR	54	59

Netherlands - 0.1%
Repurchase Agreement with DUB, (0.15)% (Collateralized by $500 Shell International Finance BV, 3.40%, due 08/12/23, value $531) acquired on 02/11/15, open maturity at $531	531	531

Nigeria - 0.1%
Repurchase Agreement with BBP, (1.25)% (Collateralized by $200 Nigeria Government International Bond, 6.38%, due 07/12/23, value $203) acquired on 01/12/15, open maturity at $184	184	184

Norway - 0.2%
Repurchase Agreement with DUB, (0.15)% (Collateralized by $500 Statoil ASA, 3.70%, due 03/01/24, value $536) acquired on 02/11/15, open maturity at $546	546	546

United Kingdom - 0.7%
Repurchase Agreement with BCL, (0.10)% (Collateralized by $825 Standard Chartered Plc, 5.70%, due 03/26/44, value $928) acquired on 03/13/15, open maturity at $931	931	931
Repurchase Agreement with BCL, (0.25)% (Collateralized by $100 Rio Tinto Finance USA Plc, 4.13%, due 08/21/42, value $99) acquired on 03/31/15, open maturity at $100	100	100
Repurchase Agreement with CGM, (0.10)% (Collateralized by $200 Lynx II Corp., 6.38%, due 04/15/23, value $215) acquired on 02/06/15, open maturity at $219	219	219
Repurchase Agreement with DUB, (0.10)% (Collateralized by $340 Imperial Tobacco Finance Plc, 3.50%, due 02/11/23, value $335) acquired on 12/03/14, open maturity at $338	338	338
Repurchase Agreement with DUB, (0.15)% (Collateralized by $500 BP Capital Markets Plc, 3.81%, due 02/10/24, value $520) acquired on 02/11/15, open maturity at $529	529	529
Repurchase Agreement with MLP, (0.15)% (Collateralized by $350 Standard Chartered Plc, 5.70%, due 03/26/44, value $395) acquired on 10/08/14, open maturity at $388	388	388
		2,505
United States of America - 15.2%
Repurchase Agreement with BCL, (0.10)% (Collateralized by $1,000 JPMorgan Chase & Co., 4.85%, due 02/01/44, value $1,147) acquired on 01/12/15, open maturity at $1,160	1,160	1,160
Repurchase Agreement with BCL, (0.10)% (Collateralized by $1,100 Citigroup Inc., 5.88%, due 01/30/42, value $1,414) acquired on 01/12/15, open maturity at $1,416	1,416	1,416
Repurchase Agreement with BCL, (0.10)% (Collateralized by $1,110 International Business Machines Corp., 4.00%, due 06/20/42, value $1,125) acquired on 10/23/14, open maturity at $1,099	1,099	1,099
Repurchase Agreement with BCL, (0.10)% (Collateralized by $100 Apache Corp, 4.75%, due 04/15/43, value $105) acquired on 12/03/14, open maturity at $95	95	95
Repurchase Agreement with BCL, (0.10)% (Collateralized by $100 CIT Group Inc., 5.00%, due 08/01/23, value $103) acquired on 01/26/15, open maturity at $106	106	106
Repurchase Agreement with BCL, (0.10)% (Collateralized by $152 Chesapeake Energy Corp., 4.88%, due 04/15/22, value $144) acquired on 02/02/15, open maturity at $154	154	154
Repurchase Agreement with BCL, (0.10)% (Collateralized by $400 Wells Fargo & Co., 5.90%, perpetual , value $419) acquired on 10/14/14, open maturity at $424	424	424
Repurchase Agreement with BCL, (0.10)% (Collateralized by $540 Microsoft Corp., 2.38%, due 05/01/23, value $541) acquired on 05/15/14, open maturity at $518	518	518
Repurchase Agreement with BCL, (0.10)% (Collateralized by $560 Pfizer Inc., 3.40%, due 05/15/24, value $589) acquired on 10/16/14, open maturity at $584	584	584
Repurchase Agreement with BCL, (0.15)% (Collateralized by $1,900 Kinder Morgan Inc., 4.30%, due 06/01/25, value $1,958) acquired on 03/04/15, open maturity at $1,990	1,990	1,990
Repurchase Agreement with BCL, (0.15)% (Collateralized by $100 United Rentals North America Inc., 5.75%, due 11/15/24, value $104) acquired on 03/23/15, open maturity at $105	105	105
Repurchase Agreement with BCL, (0.35)% (Collateralized by $200 Continental Resources Inc., 3.80%, due 06/01/24, value $185) acquired on 03/18/15, open maturity at $183	183	183
Repurchase Agreement with BCL, (0.50)% (Collateralized by $2,000 Anadarko Petroleum Corp., 3.45%, due 07/15/24, value $2,025) acquired on 03/26/15, open maturity at $2,030	2,030	2,030

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with BCL, (2.00)% (Collateralized by $520 Molson Coors Brewing Co., 3.50%, due 05/01/22, value $538) acquired on 03/17/15, open maturity at $536	536	536
Repurchase Agreement with BNP, (0.30)% (Collateralized by $259 U.S. Treasury Note, 2.00%, due 02/15/25, value $261) acquired on 03/31/15, open maturity at $261	261	261
Repurchase Agreement with BNP, 0.20% (Collateralized by $510 U.S. Treasury Note, 1.75%, due 02/28/22, value $512) acquired on 03/31/15, open maturity at $511	511	511
Repurchase Agreement with CGM, (0.10)% (Collateralized by $1,200 Goldman Sachs Group Inc., 4.80%, due 07/08/44, value $1,344) acquired on 01/12/15, open maturity at $1,311	1,311	1,311
Repurchase Agreement with CGM, (0.10)% (Collateralized by $1,380 Morgan Stanley, 2.38%, due 07/23/19, value $1,392) acquired on 10/01/14, open maturity at $1,366	1,366	1,366
Repurchase Agreement with CGM, (0.10)% (Collateralized by $140 Pfizer Inc., 4.40%, due 05/15/44, value $155) acquired on 09/30/14, open maturity at $144	144	144
Repurchase Agreement with CGM, (0.10)% (Collateralized by $150 Sunoco Logistics Partners Operations LP, 5.35%, due 05/15/45, value $159) acquired on 12/18/14, open maturity at $148	148	148
Repurchase Agreement with CGM, (0.10)% (Collateralized by $2,500 Verizon Communications Inc., 3.50%, due 11/01/24, value $2,569) acquired on 03/03/15, open maturity at $2,584	2,584	2,584
Repurchase Agreement with CGM, (0.10)% (Collateralized by $2,770 Wells Fargo & Co., 2.13%, due 04/22/19, value $2,807) acquired on 10/01/14, open maturity at $2,773	2,773	2,773
Repurchase Agreement with CGM, (0.10)% (Collateralized by $200 ConocoPhillips Co., 4.30%, due 11/15/44, value $213) acquired on 03/13/15, open maturity at $210	210	210
Repurchase Agreement with CGM, (0.10)% (Collateralized by $290 Pfizer Inc., 3.40%, due 05/15/24, value $304) acquired on 10/02/14, open maturity at $302	302	302
Repurchase Agreement with CGM, (0.10)% (Collateralized by $350 Freeport-McMoRan Inc., 5.45%, due 03/15/43, value $316) acquired on 11/13/14, open maturity at $335	335	335
Repurchase Agreement with CGM, (0.10)% (Collateralized by $450 Amazon.com Inc., 3.80%, due 12/05/24, value $475) acquired on 12/17/14, open maturity at $456	456	456
Repurchase Agreement with CGM, (0.10)% (Collateralized by $450 Pfizer Inc., 3.40%, due 05/15/24, value $473) acquired on 10/14/14, open maturity at $473	473	473
Repurchase Agreement with CGM, (0.10)% (Collateralized by $540 International Business Machines Corp., 3.38%, due 08/01/23, value $564) acquired on 11/06/13, open maturity at $537	537	537
Repurchase Agreement with CGM, (0.10)% (Collateralized by $60 Iron Mountain Inc., 5.75%, due 08/15/24, value $61) acquired on 01/13/15, open maturity at $62	62	62
Repurchase Agreement with CGM, (0.10)% (Collateralized by $600 Citigroup Inc., 4.50%, due 01/14/22, value $664) acquired on 11/21/14, open maturity at $653	653	653
Repurchase Agreement with CGM, (0.10)% (Collateralized by $625 ConocoPhillips Co., 6.50%, due 02/01/39, value $849) acquired on 03/02/15, open maturity at $862	862	862
Repurchase Agreement with CGM, (0.10)% (Collateralized by $630 Williams Partners LP, 6.30%, due 04/15/40, value $698) acquired on 03/04/15, open maturity at $720	720	720
Repurchase Agreement with CGM, (0.10)% (Collateralized by $75 Eastman Chemical Co., 3.60%, due 08/15/22, value $78) acquired on 12/23/14, open maturity at $77	77	77
Repurchase Agreement with CGM, (0.50)% (Collateralized by $625 Anadarko Petroleum Corp., 3.45%, due 07/15/24, value $633) acquired on 02/27/15, open maturity at $638	638	638
Repurchase Agreement with CGM, (0.75)% (Collateralized by $100 AT&T Inc., 3.90%, due 03/11/24, value $105) acquired on 03/19/15, open maturity at $104	104	104
Repurchase Agreement with CGM, (1.00)% (Collateralized by $140 Motorola Solutions Inc, 4.00%, due 09/01/24, value $145) acquired on 11/13/14, open maturity at $141	141	141
Repurchase Agreement with CSI, (0.10)% (Collateralized by $1,390 Morgan Stanley, 2.38%, due 07/23/19, value $1,402) acquired on 10/08/14, open maturity at $1,390	1,390	1,390
Repurchase Agreement with CSI, (0.15)% (Collateralized by $1,140 Walgreens Boots Alliance Inc., 4.80%, due 11/18/44, value $1,241) acquired on 01/08/15, open maturity at $1,250	1,250	1,250
Repurchase Agreement with CSI, (0.15)% (Collateralized by $2,770 Bank of America Corp., 2.65%, due 04/01/19, value $2,828) acquired on 10/01/14, open maturity at $2,763	2,763	2,763
Repurchase Agreement with CSI, (0.15)% (Collateralized by $560 Citigroup Inc., 5.50%, due 09/13/25, value $637) acquired on 10/27/14, open maturity at $626	626	626
Repurchase Agreement with DUB, (0.10)% (Collateralized by $275 Noble Energy Inc., 3.90%, due 11/15/24, value $281) acquired on 11/18/14, open maturity at $273	273	273
Repurchase Agreement with DUB, (0.10)% (Collateralized by $750 Amazon.com Inc., 2.50%, due 11/29/22, value $740) acquired on 10/28/14, open maturity at $712	712	712
Repurchase Agreement with DUB, (0.15)% (Collateralized by $1,520 Goldman Sachs Group Inc., 2.55%, due 10/23/19, value $1,545) acquired on 03/30/15, open maturity at $1,554	1,554	1,554
Repurchase Agreement with DUB, (0.50)% (Collateralized by $218 Freeport-McMoRan Inc., 3.10%, due 03/15/20, value $213) acquired on 03/25/15, open maturity at $213	213	213

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with JPM, (0.10)% (Collateralized by $1,000 Bank of America Corp., 5.00%, due 01/21/44, value $1,157) acquired on 01/12/15, open maturity at $1,161	1,161	1,161
Repurchase Agreement with JPM, (0.10)% (Collateralized by $1,100 Bank of America Corp., 4.25%, due 10/22/26, value $1,129) acquired on 03/17/15, open maturity at $1,129	1,129	1,129
Repurchase Agreement with JPM, (0.10)% (Collateralized by $2,770 Citigroup Inc., 2.50%, due 07/29/19, value $2,813) acquired on 03/17/15, open maturity at $2,798	2,798	2,798
Repurchase Agreement with JPM, (0.12)% (Collateralized by $500 ConocoPhillips Co., 3.35%, due 11/15/24, value $517) acquired on 02/11/15, open maturity at $518	518	518
Repurchase Agreement with JPM, (0.15)% (Collateralized by $1,520 Wells Fargo & Co., 4.10%, due 06/03/26, value $1,606) acquired on 01/23/15, open maturity at $1,586	1,586	1,586
Repurchase Agreement with JPM, (0.15)% (Collateralized by $776 Verizon Communications Inc., 4.52%, due 09/15/48, value $777) acquired on 03/13/15, open maturity at $755	755	755
Repurchase Agreement with JPM, 0.10% (Collateralized by $10,360 U.S. Treasury Note, 1.75%, due 02/28/22, value $10,391) acquired on 03/03/15, open maturity at $10,243	10,243	10,243
Repurchase Agreement with MLP, (0.15)% (Collateralized by $325 Amazon.com Inc., 2.50%, due 11/29/22, value $320) acquired on 05/01/14, open maturity at $312	312	312
Repurchase Agreement with MLP, (0.18)% (Collateralized by $125 International Paper Co., 3.65%, due 06/15/24, value $128) acquired on 11/24/14, open maturity at $126	126	126
Repurchase Agreement with MLP, (0.18)% (Collateralized by $900 Morgan Stanley, 6.38%, due 07/24/42, value $1,209) acquired on 01/12/15, open maturity at $1,277	1,277	1,277
Repurchase Agreement with RBC, (0.10)% (Collateralized by $240 Plains All American Pipeline LP, 4.90%, due 02/15/45, value $254) acquired on 03/18/15, open maturity at $256	256	256
Repurchase Agreement with RBC, (0.10)% (Collateralized by $300 Merck & Co. Inc., 2.75%, due 02/10/25, value $301) acquired on 03/24/15, open maturity at $302	302	302
Repurchase Agreement with RBC, (0.10)% (Collateralized by $300 Microsoft Corp., 2.70%, due 02/12/25, value $302) acquired on 03/16/15, open maturity at $302	302	302
Repurchase Agreement with RBC, (0.10)% (Collateralized by $320 ONEOK Partners LP, 6.20%, due 09/15/43, value $336) acquired on 03/19/15, open maturity at $330	330	330
Repurchase Agreement with RBC, (0.10)% (Collateralized by $625 Weatherford International Ltd., 4.50%, due 04/15/22, value $573) acquired on 03/19/15, open maturity at $584	584	584
Repurchase Agreement with RBC, (0.10)% (Collateralized by $790 Verizon Communications Inc., 4.52%, due 09/15/48, value $790) acquired on 03/25/15, open maturity at $790	790	790
Repurchase Agreement with RBC, (0.10)% (Collateralized by $80 Nabors Industries Inc., 5.00%, due 09/15/20, value $80) acquired on 03/19/15, open maturity at $80	80	80
Repurchase Agreement with RBC, (1.00)% (Collateralized by $625 Diamond Offshore Drilling Inc., 4.88%, due 11/01/43, value $530) acquired on 03/18/15, open maturity at $542	542	542
		56,940

Total Short Term Investments (cost $70,703)		70,496

Total Investments - 121.0% (cost $472,139)		455,058
Total Securities Sold Short - (18.8%) (proceeds $69,879)		(70,612)
Other Assets and Liabilities, Net - (2.2%)		(8,504)
Total Net Assets - 100.0%		$375,942

SECURITIES SOLD SHORT - 18.8%

CORPORATE BONDS AND NOTES - 15.1%

AUSTRALIA - 0.1%
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	$150	$173
Westpac Banking Corp., 2.25%, 07/30/18	225	230
		403
BELGIUM - 0.7%
Anheuser-Busch InBev Finance Inc., 3.70%, 02/01/24	2,608	2,768

CANADA - 1.3%
NOVA Chemicals Corp., 5.25%, 08/01/23 (c)	70	74
Potash Corp. of Saskatchewan Inc., 5.63%, 12/01/40	1,151	1,454
Royal Bank of Canada, 2.15%, 03/15/19	3,146	3,198
		4,726
FRANCE - 0.1%
Total Capital International SA, 3.75%, 04/10/24	500	536

NETHERLANDS - 0.1%
Shell International Finance BV, 3.40%, 08/12/23	500	531

NORWAY - 0.1%
Statoil ASA, 3.70%, 03/01/24	500	536

UNITED KINGDOM - 0.7%
BP Capital Markets Plc, 3.81%, 02/10/24	500	520
Imperial Tobacco Finance Plc, 3.50%, 02/11/23 (c)	340	346
Lynx II Corp., 6.38%, 04/15/23 (c)	200	215
Rio Tinto Finance USA Plc, 4.13%, 08/21/42	100	99
Standard Chartered Plc, 5.70%, 03/26/44 (c)	1,175	1,323
		2,503
UNITED STATES OF AMERICA - 12.0%
Amazon.com Inc.
2.50%, 11/29/22	1,075	1,060
3.80%, 12/05/24	450	475
Anadarko Petroleum Corp., 3.45%, 07/15/24	2,625	2,658
Apache Corp, 4.75%, 04/15/43	100	105
AT&T Inc., 3.90%, 03/11/24	100	105

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Bank of America Corp.
2.65%, 04/01/19	2,770	2,828
5.00%, 01/21/44	1,000	1,157
Chesapeake Energy Corp., 4.88%, 04/15/22	152	144
CIT Group Inc., 5.00%, 08/01/23	100	103
Citigroup Inc.
2.50%, 07/29/19	2,770	2,813
4.50%, 01/14/22	600	664
5.50%, 09/13/25	560	637
5.88%, 01/30/42	1,100	1,414
ConocoPhillips Co.
3.35%, 11/15/24	500	517
6.50%, 02/01/39	625	849
4.30%, 11/15/44	200	213
Continental Resources Inc., 3.80%, 06/01/24	200	185
Diamond Offshore Drilling Inc., 4.88%, 11/01/43	625	530
Eastman Chemical Co., 3.60%, 08/15/22	75	78
Freeport-McMoRan Inc.
3.10%, 03/15/20	218	213
5.45%, 03/15/43	350	316
Goldman Sachs Group Inc.
2.55%, 10/23/19	1,520	1,545
4.80%, 07/08/44	1,200	1,344
International Business Machines Corp.
3.38%, 08/01/23	540	564
4.00%, 06/20/42	1,110	1,125
International Paper Co., 3.65%, 06/15/24	125	128
Iron Mountain Inc., 5.75%, 08/15/24	60	61
JPMorgan Chase & Co., 4.85%, 02/01/44	1,000	1,147
Kinder Morgan Inc., 4.30%, 06/01/25	1,900	1,958
Merck & Co. Inc., 2.75%, 02/10/25	300	301
Microsoft Corp.
2.38%, 05/01/23	540	541
2.70%, 02/12/25	300	302
Molson Coors Brewing Co., 3.50%, 05/01/22	520	538
Morgan Stanley
2.38%, 07/23/19	2,770	2,794
6.38%, 07/24/42	900	1,209
Motorola Solutions Inc., 4.00%, 09/01/24	140	145
Nabors Industries Inc., 5.00%, 09/15/20	80	80
Noble Energy Inc., 3.90%, 11/15/24	275	281
ONEOK Partners LP, 6.20%, 09/15/43	320	336
Pfizer Inc.
3.40%, 05/15/24	1,300	1,368
4.40%, 05/15/44	70	77
Plains All American Pipeline LP, 4.90%, 02/15/45	240	254
Sunoco Logistics Partners Operations LP, 5.35%, 05/15/45	150	159
United Rentals North America Inc., 5.75%, 11/15/24	100	104
Verizon Communications Inc.
3.50%, 11/01/24	2,500	2,569
4.52%, 09/15/48 (c)	1,566	1,567
Walgreens Boots Alliance Inc., 4.80%, 11/18/44	1,140	1,241
Weatherford International Ltd., 4.50%, 04/15/22	625	573
Wells Fargo & Co.
5.90% (callable at 100 beginning 06/15/24) (h)	400	419
2.13%, 04/22/19	2,770	2,807
4.10%, 06/03/26	1,520	1,606
Williams Partners LP, 6.30%, 04/15/40	630	698
		44,905

Total Corporate Bonds and Notes (proceeds $56,066)		56,908

GOVERNMENT AND AGENCY OBLIGATIONS - 3.7%

ECUADOR - 0.1%
Ecuador Government International Bond, 7.95%, 06/20/24 (e)	200	178

GERMANY - 0.3%
Bundesobligation, 0.75%, 02/24/17, EUR	725	794
Bundesrepublik Deutschland, 2.50%, 01/04/21, EUR	323	399
		1,193
ITALY - 0.0%
Italy Buoni Poliennali Del Tesoro, 4.50%, 05/01/23, EUR	44	60

NIGERIA - 0.1%
Nigeria Government International Bond, 6.38%, 07/12/23 (e)	200	203

UNITED STATES OF AMERICA - 3.2%
U.S. Treasury Note
1.75%, 02/28/22	10,870	10,903
2.00%, 02/15/25	1,159	1,167
		12,070

Total Government and Agency Obligations (proceeds $13,813)		13,704

Total Securities Sold Short - 18.8% (proceeds $69,879)		$70,612

(a)	Unfunded loan commitment at March 31, 2015. See Unfunded Loan Commitments in the Notes to Schedules of Investments.
(b)	Non-income producing security.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2015, the aggregate value of these liquid securities was $60,990 for long term investments and ($3,525) for securities sold short which represented 16.2% and (0.9%) of net assets, respectively.

(d)	Variable rate security. Rate stated was in effect as of March 31, 2015.
(e)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(f)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedules of Investments.

(g)	This variable rate senior loan will settle after March 31, 2015, at which time the interest rate will be determined.
(h)	Perpetual security.
(i)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(j)	Convertible security.
(k)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(l)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(m)	All or a portion of the security is pledged or segregated as collateral.
(n)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2015.
(o)	Treasury inflation indexed note, par amount is adjusted for inflation.

See accompanying Notes to Schedules of Investments.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act, as amended.  As of March 31, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
AA Bond Co. Ltd., 5.50%, 07/31/22	03/30/2015	$857	$863	0.2%
AA Bond Co. Ltd., 9.50%, 07/31/19	06/26/2013	603	642	0.2
ALME Loan Funding, 1.48%, 08/15/27	06/06/2014	1,901	1,502	0.4
ALME Loan Funding, 5.18%, 08/15/27	06/06/2014	417	321	0.1
ALME Loan Funding, 5.93%, 08/15/27	06/06/2014	334	241	0.1
APERAM, 0.63%, 07/08/21	06/30/2014	803	957	0.3
AXA SA, 3.88%, callable at 100 beginning 10/08/25	05/19/2014	819	713	0.2
Abengoa Finance SAU, 6.00%, 03/31/21	11/25/2014	692	644	0.2
Abengoa Greenfield SA, 5.50%, 10/01/19	03/30/2015	176	171	—
Achmea BV, 6.00%, 04/04/43	07/09/2013	274	261	0.1
Achmea Hypotheekbank NV, 2.75%, 02/18/21	02/12/2014	683	593	0.2
Aldesa Financial Services SA, 7.25%, 04/01/21	03/28/2014	270	193	0.1
Allied Irish Banks Plc, 2.75%, 04/16/19	04/10/2014	1,802	1,477	0.4
Altice Financing SA, 5.25%, 02/15/23	02/03/2015	430	432	0.1
Altice SA, 6.25%, 02/15/25	02/02/2015	775	737	0.2
Altice SA, 7.25%, 05/15/22	04/24/2014	1,518	1,252	0.3
Annington Finance No. 5 Plc, 13.00%, 01/15/23	08/19/2014	647	593	0.2
Arbour CLO Ltd., 5.07%, 06/16/27	05/19/2014	464	349	0.1
Arbour CLO Ltd., 5.82%, 06/16/27	05/19/2014	462	321	0.1
Ardagh Packaging Finance Plc, 4.25%, 01/15/22	06/23/2014	1,129	958	0.3
Ares XXV CLO Ltd., 3.40%, 01/17/24	10/04/2013	253	254	0.1
Arianna SPV Srl, 3.60%, 04/20/19	02/24/2014	2,094	1,671	0.4
Astaldi SpA, 7.13%, 12/01/20	11/29/2013	439	369	0.1
Atalaya Luxco, 11.50%, 05/30/20	05/29/2014	1,219	981	0.3
Atrium European Real Estate Ltd., 4.00%, 04/20/20	05/03/2013	1,061	947	0.2
Avoca CLO XI Ltd., 1.47%, 07/15/27	05/12/2014	1,521	1,190	0.3
Avoca CLO XIII Ltd., 5.69%, 12/29/27	12/22/2014	298	269	0.1
BNP Paribas SA, 2.62%, 10/14/27	10/07/2014	1,323	1,170	0.3
BPE Financiaciones SA, 2.00%, 02/03/20	01/13/2015	2,346	2,169	0.6
Banca Monte dei Paschi di Siena SpA, 2.88%, 04/16/21	04/16/2014	1,595	1,389	0.4
Banca Monte dei Paschi di Siena SpA, 2.88%, 07/16/24	07/09/2014	1,674	1,555	0.4
Banco Bilbao Vizcaya Argentaria SA, 6.75%, callable at 100 beginning 02/18/20	02/11/2015	454	443	0.1
Banco Bilbao Vizcaya Argentaria SA, 7.00%, callable at 100 beginning 02/19/19	02/12/2014	823	665	0.2
Banco Bilbao Vizcaya Argentaria SA, 9.00%, callable at 100 beginning 05/09/18	12/02/2013	626	654	0.2
Banco Espirito Santo SA, 2.63%, 05/08/17	07/14/2014	524	426	0.1
Banco Espirito Santo SA, 4.00%, 01/21/19	07/24/2014	1,256	1,095	0.3
Banco Espirito Santo SA, 4.75%, 01/15/18	07/11/2014	1,174	995	0.3
Banco Popolare SC, 3.50%, 03/14/19	03/07/2014	1,493	1,289	0.3
Banco Popular Espanol SA, 8.25%, callable at 100 beginning 04/10/20	02/06/2015	457	447	0.1
Banco Popular Espanol SA, 11.50%, callable at 100 beginning 10/10/18	10/04/2013	960	878	0.2
Banco Santander SA, 6.25%, callable at 100 beginning 03/12/19	03/06/2014	1,018	868	0.2
Bank of Ireland, 1.25%, 04/09/20	03/03/2015	649	621	0.2
Bank of Ireland, 3.25%, 01/15/19	01/15/2014	1,600	1,346	0.4
Bank of Ireland, 4.25%, 06/11/24	07/16/2014	2,293	2,005	0.5
Bankia SA, 3.50%, 01/17/19	01/10/2014	3,258	2,812	0.7
Bankia SA, 4.00%, 05/22/24	05/16/2014	3,707	3,170	0.8
Bayer AG, 2.38%, 04/02/75	03/31/2015	862	857	0.2
Bayerische Landesbank, 0.86%, 02/07/19	05/08/2013	734	587	0.2
Belden Inc., 5.50%, 04/15/23	01/06/2015	527	468	0.1
Berica PMI, 2.44%, 05/31/57	07/15/2014	852	723	0.2
Bilbao Luxembourg SA, 10.50%, 12/01/18	10/18/2013	444	362	0.1
Blackstone CQP Holdco LP, 9.30%, 03/31/19	03/18/2014	645	664	0.2
Boparan Finance Plc, 4.38%, 07/15/21	11/19/2014	117	105	—
CE Energy A/S, 7.00%, 02/01/21	02/03/2014	471	386	0.1
CNH Industrial Finance Europe SA, 2.75%, 03/18/19	03/14/2014	795	634	0.2
CVC Cordatus Loan Fund III Ltd., 1.52%, 07/08/27	03/28/2014	1,762	1,384	0.4
CaixaBank SA, 4.50%, 11/22/16	11/13/2013	1,479	1,119	0.3
CaixaBank SA, 5.00%, 11/14/23	10/14/2014	1,224	1,052	0.3
Cemex SAB de CV, 4.38%, 03/05/23	02/27/2015	207	199	0.1
Cemex SAB de CV, 4.75%, 01/11/22	09/05/2014	770	655	0.2

See accompanying Notes to Schedules of Investments.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Cirsa Funding Luxembourg SA, 8.75%, 05/15/18	02/11/2014	$264	$211	0.1%
Coventry Building Society, 6.37%, callable at 100 beginning 11/01/19	06/20/2014	342	293	0.1
Credit Agricole Assurances SA, 4.25%, callable at 100 beginning 01/13/25	01/09/2015	1,888	1,817	0.5
Credit Agricole SA, 2.63%, 03/17/27	03/12/2015	599	609	0.2
Credit Suisse AG, 5.75%, 09/18/25	11/01/2013	395	353	0.1
Croatia Government International Bond, 3.88%, 05/30/22	09/04/2014	404	356	0.1
Debenhams Plc, 5.25%, 07/15/21	07/02/2014	340	295	0.1
Deutsche Annington Finance BV, 4.00%, callable at 100 beginning 12/17/21	12/11/2014	748	682	0.2
Deutsche Bank AG, 2.75%, 02/17/25	02/11/2015	312	305	0.1
Ecuador Government International Bond, 7.95%, 06/20/24	01/13/2015	(101)	(116)	—
Electricite de France, 5.00%,callable at 100 beginning 01/22/26	01/16/2014	675	619	0.2
Electricite de France SA, 4.25%, callable at 100 beginning 01/29/20	11/07/2014	671	584	0.2
Enel SpA, 6.50%, 01/10/74	11/10/2014	688	609	0.2
Enterprise Funding Ltd., 3.50%, 09/10/20	09/06/2013	477	388	0.1
FGA Capital Ireland Plc, 2.63%, 04/17/19	04/10/2014	588	484	0.1
FTE Verwaltungs GmbH, 9.00%, 07/15/20	11/11/2013	606	490	0.1
Fresenius Finance BV, 3.00%, 02/01/21	01/10/2014	1,509	1,314	0.3
Galp Energia SGPS SA, 3.00%, 01/14/21	07/08/2014	412	342	0.1
Gas Natural Fenosa Finance BV, 4.12%, callable at 100 beginning 11/18/22	11/13/2014	499	459	0.1
Gates Global LLC, 5.75%, 07/15/22	08/22/2014	131	99	—
German Residential Funding Plc, 4.19%, 08/27/18	06/14/2013	1,495	1,282	0.3
HSH Nordbank AG, 0.89%, 02/14/17	05/03/2013	1,555	1,350	0.4
Harvest CLO I SA, 1.34%, 03/28/29	02/26/2015	1,545	1,467	0.4
Harvest CLO XI, 0.00%, 03/28/29	02/26/2015	975	923	0.2
Harvest CLO XI, 5.34%, 03/28/29	02/26/2015	304	288	0.1
Hellenic Republic Government Bond, 3.00%, 02/24/24	01/15/2015	508	396	0.1
Hellenic Republic Government Bond, 3.38%, 07/17/17	02/19/2015	557	460	0.1
Hema Bondco I BV, 6.25%, 06/15/19	08/07/2014	641	547	0.1
House of Fraser Funding Plc, 8.88%, 08/15/18	05/03/2013	581	572	0.2
Indonesia Government International Bond, 2.88%, 07/08/21	09/05/2014	375	325	0.1
Indonesia Government International Bond, 6.75%, 01/15/44	09/04/2014	387	402	0.1
Intesa Sanpaolo SpA, 3.50%, 01/17/22	02/12/2014	859	769	0.2
Intesa Sanpaolo SpA, 3.93%, 09/15/26	01/09/2015	741	724	0.2
Intesa Sanpaolo SpA, 6.63%, 09/13/23	01/12/2015	1,182	1,120	0.3
Intralot Finance Luxembourg SA, 9.75%, 08/15/18	08/02/2013	920	762	0.2
Jubilee CDO BV, 1.47%, 04/15/27	05/09/2014	1,463	1,146	0.3
LGE HoldCo VI BV, 7.13%, 05/15/24	01/13/2015	1,819	1,670	0.4
Lion/Seneca France 2, 7.88%, 04/15/19	04/21/2014	748	484	0.1
Lloyds Banking Group Plc, 6.37%, callable at 100 beginning 06/27/20	04/03/2014	1,334	1,089	0.3
Mahle GmbH, 2.50%, 05/14/21	05/12/2014	159	130	—
Marks & Spencer Plc, 4.75%, 06/12/25	01/10/2014	427	436	0.1
Mediobanca SpA, 2.25%, 03/18/19	03/12/2014	1,282	1,045	0.3
Merck KGaA, 2.62%, 12/12/74	12/09/2014	319	288	0.1
Merlin Entertainments Plc, 2.75%, 03/15/22	03/12/2015	239	245	0.1
Monitchem HoldCo 2 SA, 6.88%, 06/15/22	03/30/2015	104	103	—
Nigeria Government International Bond, 6.38%, 07/12/23	01/13/2015	(122)	(140)	—
North Westerly CLO IV BV, 0.00%, 01/15/26	12/13/2013	690	477	0.1
North Westerly CLO IV BV, 1.62%, 01/15/26	12/12/2013	3,035	2,385	0.6
Numericable Group SA, 5.38%, 05/15/22	04/24/2014	826	727	0.2
Numericable Group SA, 5.63%, 05/15/24	04/24/2014	795	677	0.2
Obrascon Huarte Lain SA, 5.50%, 03/15/23	03/20/2015	601	615	0.2
Orange SA, 4.00%, callable at 100 beginning 10/01/21	09/25/2014	224	203	0.1
Orange SA, 4.25%, callable at 100 beginning 02/07/20	11/07/2014	328	290	0.1
Orange SA, 5.00%, callable at 100 beginning 10/01/26	09/25/2014	1,131	1,074	0.3
Paragon Mortgages No. 13 Plc, 0.43%, 01/15/39	08/22/2013	572	603	0.2
Pension Insurance Corp. Plc, 6.50%, 07/03/24	06/27/2014	297	270	0.1
Petroleos de Venezuela SA, 5.25%, 04/12/17	09/05/2014	291	154	—
Petroleos de Venezuela SA, 6.00%, 11/15/26	10/24/2014	160	113	—
Pfleiderer GmbH, 7.88%, 08/01/19	11/03/2014	308	277	0.1
Play Finance 1 SA, 6.50%, 08/01/19	01/27/2014	462	391	0.1

See accompanying Notes to Schedules of Investments.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	08/28/2014	$555	$471	0.1%
Portugal Government International Bond, 5.13%, 10/15/24	07/03/2014	782	864	0.2
Punch Taverns Finance Plc, 0.56%, 07/15/21	12/19/2014	940	849	0.2
Punch Taverns Finance Plc, 6.06%, 10/15/27	10/09/2014	864	760	0.2
RPG Byty Sro, 6.75%, 05/01/20	05/06/2013	611	544	0.1
Republic of Serbia, 5.88%, 12/03/18	09/04/2014	400	402	0.1
Rhino Bondco SpA, 7.25%, 11/15/20	12/10/2014	1,267	1,149	0.3
Romania Government International Bond, 3.63%, 04/24/24	09/04/2014	403	357	0.1
Russia Government International Bond, 7.50%, 03/31/30	10/22/2014	797	814	0.2
SGD Group SAS, 5.63%, 05/15/19	04/16/2014	555	480	0.1
SSE Plc, 3.88%, callable at 100 beginning 09/10/20	02/25/2015	580	555	0.1
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 07/15/21	08/20/2014	631	537	0.1
Santander Issuances SAU, 2.50%, 03/18/25	03/06/2015	879	882	0.2
Schaeffler Finance BV, 3.25%, 05/15/25	03/30/2015	379	377	0.1
Schaeffler Holding Finance BV, 5.75%, 11/15/21	10/22/2014	604	558	0.1
Silk Bidco AS, 7.50%, 02/01/22	02/03/2015	386	380	0.1
Slovenia Government Bond, 4.63%, 09/09/24	09/04/2014	429	401	0.1
Snai SpA, 7.63%, 06/15/18	11/29/2013	232	192	0.1
Societe Generale SA, 2.63%, 02/27/25	02/24/2015	797	768	0.2
Sorrento Park CLO Ltd., 6.46%, 11/16/27	11/03/2014	288	248	0.1
St. Pauls CLO Ltd., 1.46%, 04/25/28	03/27/2014	2,080	1,630	0.4
TA Manufacturing Ltd., 3.63%, 04/15/23	03/27/2015	163	163	—
TAGUS-Sociedade de Titularizacao de Creditos SA, 2.98%, 02/16/18	03/27/2014	2,105	1,686	0.4
THOM Europe SAS, 7.38%, 07/15/19	10/20/2014	405	378	0.1
TMF Group Holding BV, 9.88%, 12/01/19	06/26/2013	425	371	0.1
Telecom Italia Finance SA, 6.13%, 11/15/16	11/11/2013	4,009	4,514	1.2
Telecom Italia SpA, 4.50%, 01/25/21	01/17/2014	544	484	0.1
Telefonica Europe BV, 4.20%, callable at 100 beginning 12/04/19	11/28/2014	1,002	910	0.2
Telefonica Europe BV, 5.00%, callable at 100 beginning 03/31/20	11/07/2014	650	584	0.2
Telefonica Europe BV, 5.87%, callable at 100 beginning 03/31/24	03/30/2015	127	125	—
Telefonica SA, 6.00%, 07/24/17	08/04/2014	1,354	1,282	0.3
Total SA, 2.25%, callable at 100 beginning 02/26/21	02/20/2015	825	786	0.2
Total SA, 2.62%, callable at 100 beginning 02/26/25	02/20/2015	683	656	0.2
UBS AG, 4.75%, 05/22/23	05/16/2013	305	315	0.1
UBS AG, 4.75%, 02/12/26	02/07/2014	903	800	0.2
UBS AG, 5.13%, 05/15/24	05/09/2014	779	810	0.2
UBS Group AG, 7.00%, callable at 100 beginning 02/09/22	02/17/2015	290	286	0.1
UBS Group AG, 5.75%, callable at 100 beginning 02/19/25	02/17/2015	230	239	0.1
UniCredit SpA, 3.25%, 01/14/21	01/08/2014	2,144	1,903	0.5
UniCredit SpA, 5.75%, 10/28/25	10/22/2013	2,679	2,386	0.6
UniCredit SpA, 6.75%, callable at 100 beginning 09/10/21	10/20/2014	245	221	0.1
UniCredit SpA, 6.95%, 10/31/22	05/24/2013	858	824	0.2
Unione di Banche Italiane SCpA, 2.88%, 02/18/19	02/11/2014	1,228	1,039	0.3
Unitymedia Hessen GmbH & Co. KG, 4.00%, 01/15/25	12/04/2014	1,280	1,165	0.3
Unitymedia Hessen GmbH & Co. KG, 5.63%, 04/15/23	08/07/2014	144	118	—
Unitymedia Hessen GmbH & Co. KG, 6.25%, 01/15/29	08/07/2014	550	488	0.1
VRX Escrow Corp., 4.50%, 05/15/23	03/16/2015	1,279	1,315	0.3
Venezuela Government International Bond, 11.75%, 10/21/26	09/04/2014	148	103	—
Virgin Media Secured Finance Plc, 6.00%, 04/15/21	08/07/2014	182	165	—
Volkswagen International Finance NV, 3.50%, callable at 100 beginning 03/20/30	03/18/2015	1,359	1,417	0.4
Volkswagen International Finance NV, 5.50%, 11/09/15	01/03/2014	4,687	4,932	1.3
Volvo Treasury AB, 4.20%, 06/10/75	12/04/2014	407	372	0.1
Vougeot Bidco Plc, 7.88%, 07/15/20	07/17/2013	579	590	0.2
Voyage Care Bondco Plc, 11.00%, 02/01/19	02/11/2014	785	719	0.2
Wind Acquisition Finance SA, 4.00%, 07/15/20	06/25/2014	2,261	1,901	0.5
Xefin Lux SCA, 3.79%, 06/01/19	05/22/2014	967	761	0.2
Ziggo Bond Finance BV, 4.63%, 01/15/25	03/18/2015	533	504	0.1
		$153,197	$136,955	36.4%

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2015

Schedule of Written Put Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
3M Company	05/01/2015	157.50	65	$(9)
Eaton Corporation Plc.	04/10/2015	63.50	65	—
iShares Russell 2000	04/24/2015	115.50	60	(2)
Micron Technology Inc.	04/17/2015	26.00	50	(3)
Micron Technology Inc.	05/01/2015	25.00	45	(3)
Morgan Stanley LLC.	05/01/2015	33.50	38	(1)
Morgan Stanley LLC.	05/01/2015	33.50	57	(2)
SPDR S&P 500 ETF Trust	04/24/2015	198.00	30	(3)
SPDR S&P 500 ETF Trust	04/24/2015	198.00	60	(5)
The Goldman Sachs Group Inc.	04/24/2015	177.50	65	(6)
			535	$(34)

Summary of Written Options

	Contracts	Premiums
Options outstanding at December 31, 2014	302	$19
Options written during the period	1,457	81
Options closed during the period	(344)	(21)
Options expired during the period	(880)	(40)
Options outstanding at March 31, 2015	535	$39

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin (Payable)	Purchased Contracts	Unrealized (Depreciation)
Euro-Bobl Put Option	05/22/2015	EUR	128.00	(3)	183	$(14)
Euro-Bund Put Option	05/22/2015	EUR	156.00	(6)	74	(34)
					257	$(48)

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	December 2016	(15)	$(11)
Euro STOXX 50 Future	June 2015	21	1
Euro STOXX Banks Index Future	June 2015	(172)	(54)
Euro-Bobl Future	June 2015	(183)	(47)
Euro-Bund Future	June 2015	(173)	(339)
Euro-Schatz Future	June 2015	(107)	(9)
NASDAQ 100 E-Mini Future	June 2015	(7)	(4)
Russell 2000 Mini Index Future	June 2015	(3)	(12)
S&P 500 E-Mini Index Future	June 2015	(13)	(17)
U.K. Long Gilt Future	June 2015	(6)	(20)
U.S. Treasury Long Bond Future	June 2015	(7)	(13)
U.S. Treasury Note Future, 10-Year	June 2015	(56)	(59)
U.S. Treasury Note Future, 5-Year	June 2015	(25)	(23)
Ultra Long Term U.S. Treasury Bond Future	June 2015	(26)	(63)
			$(670)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	04/21/2015	TDS	AUD	594	$452	$(29)
EUR/USD	04/02/2015	MSC	EUR	550	591	(4)

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/USD	04/21/2015	JPM	EUR	109	$117	$(6)
EUR/USD	04/21/2015	MSC	EUR	1,900	2,044	(85)
EUR/USD	04/21/2015	BNP	EUR	1,400	1,506	(15)
EUR/USD	04/21/2015	BCL	EUR	150	161	3
GBP/USD	04/01/2015	RBC	GBP	1,317	1,954	1
GBP/USD	04/21/2015	CIT	GBP	164	243	(5)
USD/CAD	04/21/2015	RBC	CAD	(16)	(13)	1
USD/CAD	04/21/2015	BCL	CAD	(15)	(12)	—
USD/EUR	04/07/2015	CSI	EUR	(2,232)	(2,399)	(46)
USD/EUR	04/07/2015	MSC	EUR	(194)	(209)	4
USD/EUR	04/21/2015	MSC	EUR	(10,267)	(11,041)	645
USD/EUR	04/21/2015	CIT	EUR	(18,228)	(19,605)	1,430
USD/EUR	04/21/2015	JPM	EUR	(1,034)	(1,112)	58
USD/EUR	04/21/2015	UBS	EUR	(22)	(24)	1
USD/EUR	04/21/2015	BOA	EUR	(180)	(194)	11
USD/EUR	04/21/2015	GSC	EUR	(2,431)	(2,616)	86
USD/EUR	04/21/2015	BNP	EUR	(3,498)	(3,762)	144
USD/EUR	04/21/2015	SSB	EUR	(2,645)	(2,845)	177
USD/EUR	04/21/2015	DUB	EUR	(1,196)	(1,286)	54
USD/EUR	04/21/2015	JPM	EUR	(791)	(851)	(10)
USD/EUR	04/21/2015	BOA	EUR	(738)	(794)	(19)
USD/EUR	04/21/2015	MSC	EUR	(138)	(148)	—
USD/EUR	04/21/2015	SCB	EUR	(172)	(185)	3
USD/EUR	06/05/2015	CIT	EUR	(8,000)	(8,609)	484
USD/EUR	06/05/2015	DUB	EUR	(90,000)	(96,857)	5,455
USD/GBP	04/21/2015	BOA	GBP	(4,059)	(6,020)	137
USD/GBP	04/21/2015	CIT	GBP	(178)	(264)	7
USD/GBP	04/21/2015	JPM	GBP	(629)	(933)	(7)
USD/GBP	04/21/2015	RBC	GBP	(1,317)	(1,953)	(1)
USD/GBP	06/05/2015	CIT	GBP	(5,000)	(7,414)	326
					$(162,078)	$8,800

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	1.03%	04/07/2017	600		$(3)
N/A	3-Month LIBOR	Receiving	1.01%	04/28/2017	600		(2)
N/A	3-Month LIBOR	Receiving	0.92%	05/16/2017	290		—
N/A	3-Month LIBOR	Receiving	1.10%	01/26/2018	260		—
N/A	3-Month LIBOR	Receiving	1.02%	01/30/2018	700		1
N/A	3-Month LIBOR	Paying	1.25%	02/13/2018	240		1
N/A	3-Month LIBOR	Receiving	1.25%	02/13/2018	440		(2)
N/A	3-Month LIBOR	Receiving	1.89%	09/11/2019	—		(6)
N/A	3-Month LIBOR	Receiving	1.78%	12/23/2019	340		(5)
N/A	3-Month LIBOR	Paying	1.44%	01/22/2020	240		(1)
N/A	3-Month LIBOR	Receiving	1.64%	02/10/2020	812		(5)
N/A	3-Month LIBOR	Paying	1.67%	02/13/2020	600		4
N/A	3-Month LIBOR	Receiving	1.67%	02/13/2020	80		(1)
N/A	3-Month LIBOR	Receiving	1.69%	02/20/2020	250		(2)
N/A	3-Month LIBOR	Receiving	1.91%	02/13/2022	130		(1)
N/A	3-Month LIBOR	Receiving	2.69%	06/20/2024	1,700		(103)
N/A	3-Month LIBOR	Receiving	1.92%	01/22/2025	300		3
N/A	3-Month LIBOR	Receiving	3.37%	06/20/2044	580		(124)
N/A	6-Month Euribor	Receiving	0.44%	10/06/2019	EUR	21,190	(262)
							$(508)

See accompanying Notes to Schedules of Investments.

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
JPM	Abbott Laboratories, 4.13%, 05/27/2020	N/A	1.00%	12/20/2018	$1,620	$(49)	$(57)	$8
CGM	AK Steel Corp., 7.63%, 05/15/2020	N/A	5.00%	12/20/2016	200	(1)	(4)	3
CGM	AK Steel Corp., 7.63%, 05/15/2020	N/A	5.00%	03/20/2017	100	—	(2)	2
CIT	Ally Financial Inc., 7.50%, 09/15/2020	N/A	5.00%	06/20/2020	350	(53)	(52)	(1)
CSI	Ally Financial Inc., 7.50%, 09/15/2020	N/A	5.00%	12/20/2019	140	(21)	(22)	1
JPM	Arrow Electronics Inc., 6.88%, 06/01/2018	N/A	1.00%	06/20/2020	2,250	(30)	(36)	6
GSB	AT&T Inc., 1.60%, 02/15/2017	N/A	1.00%	03/20/2020	1,875	(39)	(31)	(8)
CSI	Boston Scientific Corp., 6.40%, 06/15/2016	N/A	1.00%	12/20/2018	1,620	(43)	(21)	(22)
CIT	Boyd Gaming Corp., 7.12%, 02/01/2016	N/A	5.00%	03/20/2020	100	(8)	(7)	(1)
BBP	Cardinal Health Inc., 1.90%, 06/15/2017	N/A	1.00%	12/20/2018	1,620	(52)	(49)	(3)
CIT	Carlsberg Breweries A/S, 3.38%, 10/13/2017	N/A	1.00%	09/20/2019	129	(3)	(2)	(1)
GSI	Carlsberg Breweries A/S, 3.38%, 10/13/2017	N/A	1.00%	09/20/2019	242	(4)	(3)	(1)
BOA	Casino Guichard Peracho, 4.47%, 04/04/2016	N/A	1.00%	03/20/2020	86	—	—	—
CGM	Casino Guichard Peracho, 4.47%, 04/04/2016	N/A	1.00%	03/20/2020	172	(1)	—	(1)
BCL	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	03/20/2020	600	(14)	(10)	(4)
CSI	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	12/20/2019	400	(9)	(10)	1
CSI	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	06/20/2020	1,010	(23)	(21)	(2)
GSI	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	06/20/2020	340	(7)	(7)	—
JPM	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	12/20/2019	425	(10)	(12)	2
JPM	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	03/20/2020	500	(11)	(9)	(2)
JPM	Caterpillar Inc., 1.50%, 06/26/2017	N/A	1.00%	06/20/2020	650	(15)	(14)	(1)
GSI	Clorox Company, 3.55%, 11/01/2015	N/A	1.00%	09/20/2019	480	(11)	(10)	(1)
DUB	Credit Agricole, 4.50%, 06/20/2016	N/A	1.00%	09/20/2019	280	(7)	(8)	1
GSC	Dell Inc., 7.10%, 04/15/2028	N/A	1.00%	12/20/2018	250	1	5	(4)
GSC	Dell Inc., 7.10%, 04/15/2028	N/A	1.00%	12/20/2018	100	1	2	(1)
BCL	Deutsche Lufthansa AG, 6.50%, 07/07/2016	N/A	1.00%	03/20/2020	134	2	1	1
BCL	Deutsche Lufthansa AG, 6.50%, 07/07/2016	N/A	1.00%	03/20/2020	134	2	1	1
JPM	Dow Chemical Co., 7.38%, 11/01/2029	N/A	1.00%	09/20/2018	730	(17)	(4)	(13)
CIT	Energias de Portugal SA, 6.00%, 12/07/2014	N/A	5.00%	09/20/2017	692	(79)	(113)	34
GSI	Energias de Portugal SA, 6.00%, 12/07/2014	N/A	5.00%	09/20/2017	280	(32)	(46)	14
CIT	Expedia Inc., 7.46%, 08/15/2018	N/A	1.00%	09/20/2019	275	(5)	—	(5)
GSI	Expedia Inc., 7.46%, 08/15/2018	N/A	1.00%	09/20/2019	175	(3)	—	(3)
BOA	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2019	925	55	38	17
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	N/A	1.00%	06/20/2019	895	53	43	10
CIT	Finmeccanica Finance S.A., 5.75%, 12/12/2018	N/A	5.00%	06/20/2018	392	(55)	(34)	(21)
CIT	Ford Motor Co., 6.50%, 08/01/2018	N/A	5.00%	12/20/2019	140	(27)	(27)	—
JPM	Ford Motor Credit Co., 5.00%, 05/15/2018	N/A	5.00%	09/20/2019	190	(37)	(40)	3
JPM	Ford Motor Credit Co., 5.00%, 05/15/2018	N/A	5.00%	09/20/2019	100	(19)	(20)	1
CSI	Fortum Oyj, 4.50%, 06/20/2016	N/A	1.00%	09/20/2019	242	(6)	(6)	—
CSI	Fortum Oyj, 4.50%, 06/20/2016	N/A	1.00%	09/20/2019	382	(9)	(10)	1
DUB	Fortum Oyj, 4.50%, 06/20/2016	N/A	1.00%	09/20/2019	242	(6)	(7)	1
DUB	Fortum Oyj, 4.50%, 06/20/2016	N/A	1.00%	09/20/2019	382	(9)	(10)	1
CSI	Freescale Semiconductor, 8.05%, 02/01/2020	N/A	5.00%	12/20/2019	220	(43)	(17)	(26)
BOA	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	650	(19)	(20)	1
CIT	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	371	(10)	(10)	—
DUB	GDF Suez SA, 5.13%, 02/19/2018	N/A	1.00%	06/20/2019	376	(10)	(11)	1
CSI	General Mills Inc., 5.70%, 02/15/2017	N/A	1.00%	09/20/2019	200	(6)	(6)	—
CSI	General Mills Inc., 5.70%, 02/15/2017	N/A	1.00%	09/20/2019	321	(11)	(10)	(1)
CSI	General Mills Inc., 5.70%, 02/15/2017	N/A	1.00%	09/20/2019	230	(7)	(7)	—
JPM	General Mills Inc., 5.70%, 02/15/2017	N/A	1.00%	03/20/2020	100	(3)	(3)	—
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	520	31	32	(1)
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	03/20/2020	353	43	54	(11)
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	03/20/2020	71	9	11	(2)
CGM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2020	89	12	12	—
CSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	85	5	6	(1)
CSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	89	5	5	—

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2) (continued)
CSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2018	$88	$5	$5	$—
GSC	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2020	122	16	15	1
GSI	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	03/20/2020	90	11	14	(3)
JPM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	03/20/2020	317	38	49	(11)
JPM	Genworth Holdings Inc., 6.52%, 05/22/2018	N/A	1.00%	06/20/2020	77	10	10	—
BBP	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2019	86	(2)	(1)	(1)
BNP	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2019	118	(2)	(1)	(1)
BOA	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2019	70	(2)	(1)	(1)
CIT	GKN Holdings Plc, 6.75%, 10/28/2019	N/A	1.00%	06/20/2019	113	(2)	(1)	(1)
CSI	Hewlett-Packard Co., 5.40%, 03/01/2017	N/A	1.00%	12/20/2019	850	(3)	(2)	(1)
GSI	International Business Machines Corp., 5.70%, 09/14/2017	N/A	1.00%	12/20/2018	1,620	(42)	(49)	7
BBP	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	1,215	(24)	(7)	(17)
CIT	iTraxx Europe Senior Series 20	N/A	1.00%	12/20/2018	2,591	(52)	(15)	(37)
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	2,409	(49)	(25)	(24)
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	2,285	(46)	(25)	(21)
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	3,430	(69)	(47)	(22)
CIT	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	2,409	(48)	(25)	(23)
DUB	iTraxx Europe Senior Series 21	N/A	1.00%	06/20/2019	2,409	(49)	(35)	(14)
CIT	iTraxx Europe Series 9	N/A	5.00%	06/20/2018	1,957	(204)	254	(458)
GSC	Lennar Corp., 4.75%, 12/15/2017	N/A	5.00%	12/20/2019	200	(31)	(27)	(4)
BBP	Marks & Spencer Plc, 6.13%, 12/02/2019	N/A	1.00%	03/20/2019	224	(4)	6	(10)
CSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	1,279	(39)	(38)	(1)
GSI	Microsoft Corp., 4.50%, 10/01/2040	N/A	1.00%	12/20/2018	341	(10)	(10)	—
JPM	Navient LLC, 6.25%, 01/25/2016	N/A	1.00%	12/20/2019	100	8	7	1
BNP	Obrigacoes do Tesouro, 4.95%, 10/25/2023	N/A	1.00%	09/20/2019	725	1	22	(21)
BNP	Peugeot SA, 8.38%, 07/15/2014	N/A	5.00%	09/20/2018	247	(34)	8	(42)
CIT	Peugeot SA, 8.38%, 07/15/2014	N/A	5.00%	06/20/2018	1,720	(223)	125	(348)
JPM	Radian Group Inc., 9.00%, 06/15/2017	N/A	5.00%	06/20/2019	400	(50)	(45)	(5)
JPM	Radian Group Inc., 9.00%, 06/15/2017	N/A	5.00%	06/20/2019	500	(63)	(55)	(8)
BBP	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	1,275	(3)	23	(26)
JPM	Republic of France, 4.25%, 04/25/2019	N/A	0.25%	06/20/2018	865	(1)	14	(15)
JPM	Sony Corp., 1.57%, 06/19/2015	N/A	1.00%	03/20/2019	1,188	(24)	91	(115)
BNP	Southwest Airlines Co., 5.13%, 03/01/2017	N/A	1.00%	12/20/2019	275	(6)	(5)	(1)
CSI	Southwest Airlines Co., 5.13%, 03/01/2017	N/A	1.00%	12/20/2019	580	(13)	(10)	(3)
MSC	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	03/20/2020	300	10	10	—
GSB	The Raytheon Co., 7.20%, 08/15/2027	N/A	1.00%	03/20/2020	967	(40)	(39)	(1)
GSC	The Raytheon Co., 7.20%, 08/15/2027	N/A	1.00%	03/20/2020	970	(40)	(39)	(1)
CSI	The Western Union Co., 3.65%, 08/22/2018	N/A	1.00%	06/20/2020	1,400	26	30	(4)
CSI	The Western Union Co., 3.65%, 08/22/2018	N/A	1.00%	06/20/2020	425	8	9	(1)
GSC	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	03/20/2020	955	(17)	(16)	(1)
GSC	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	03/20/2020	435	(8)	(8)	—
GSC	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	03/20/2020	415	(7)	(6)	(1)
JPM	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	03/20/2020	380	(6)	(6)	—
JPM	Time Warner Cable Inc., 5.85%, 05/01/2017	N/A	1.00%	03/20/2020	628	(12)	(11)	(1)
BCL	Transocean Inc., 7.38%, 04/15/2018	N/A	5.00%	03/20/2020	200	22	27	(5)
MSC	Weatherford Bermuda Holdings Ltd., 4.50%, 04/15/2022	N/A	1.00%	03/20/2016	593	(1)	6	(7)
					$65,367	$(1,676)	$(402)	$(1,274)
Credit default swap agreements - sell protection (3)
BCL	Abengoa SA, 8.50%, 03/31/2016	9.37%	5.00%	03/20/2018	$(54)	$(6)	$(5)	$(1)
BCL	Abengoa SA, 8.50%, 03/31/2016	9.61%	5.00%	03/20/2020	(183)	(29)	(28)	(1)
BCL	Abengoa SA, 8.50%, 03/31/2016	9.64%	5.00%	06/20/2020	(70)	(11)	(14)	3
BNP	Abengoa SA, 8.50%, 03/31/2016	9.64%	5.00%	06/20/2020	(75)	(12)	(13)	1
BNP	Abengoa SA, 8.50%, 03/31/2016	9.64%	5.00%	06/20/2020	(50)	(9)	(9)	—
CGM	Abengoa SA, 8.50%, 03/31/2016	9.58%	5.00%	12/20/2019	(2)	—	—	—

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (3) (continued)
CSI	Abengoa SA, 8.50%, 03/31/2016	9.37%	5.00%	03/20/2018	$(81)	$(8)	$(7)	$(1)
CSI	Abengoa SA, 8.50%, 03/31/2016	9.58%	5.00%	12/20/2019	(75)	(11)	(20)	9
CSI	Abengoa SA, 8.50%, 03/31/2016	9.58%	5.00%	12/20/2019	(75)	(12)	(16)	4
CSI	Abengoa SA, 8.50%, 03/31/2016	9.58%	5.00%	12/20/2019	(107)	(17)	(27)	10
CSI	Abengoa SA, 8.50%, 03/31/2016	9.64%	5.00%	06/20/2020	(75)	(13)	(16)	3
GSC	Abengoa SA, 8.50%, 03/31/2016	9.61%	5.00%	03/20/2020	(107)	(18)	(14)	(4)
GSC	Abengoa SA, 8.50%, 03/31/2016	9.61%	5.00%	03/20/2020	(75)	(11)	(9)	(2)
GSC	Abengoa SA, 8.50%, 03/31/2016	9.64%	5.00%	06/20/2020	(75)	(12)	(15)	3
CGM	AK Steel Corp., 7.63%, 05/15/2020	8.65%	5.00%	12/20/2019	(200)	(25)	(20)	(5)
CGM	AK Steel Corp., 7.63%, 05/15/2020	8.85%	5.00%	03/20/2020	(100)	(14)	(12)	(2)
CGM	Altice Finco SA, 9.00%, 06/15/2023	3.09%	5.00%	12/20/2019	(86)	7	1	6
BNP	Apache Corp., 7.00%, 02/01/2018	1.29%	1.00%	03/20/2020	(100)	(1)	(5)	4
BNP	Apache Corp., 7.00%, 02/01/2018	1.29%	1.00%	03/20/2020	(100)	(2)	(6)	4
JPM	Apache Corp., 7.00%, 02/01/2018	1.29%	1.00%	03/20/2020	(40)	(1)	(2)	1
BBP	ArcelorMittal, 6.13%, 06/01/2018	2.49%	1.00%	09/20/2019	(118)	(7)	(9)	2
BCL	ArcelorMittal, 6.13%, 06/01/2018	2.49%	1.00%	09/20/2019	(121)	(7)	(10)	3
CGM	ArcelorMittal, 6.13%, 06/01/2018	2.64%	1.00%	12/20/2019	(183)	(13)	(14)	1
CIT	ArcelorMittal, 6.13%, 06/01/2018	2.49%	1.00%	09/20/2019	(242)	(15)	(20)	5
CSI	ArcelorMittal, 6.13%, 06/01/2018	2.49%	1.00%	09/20/2019	(247)	(16)	(20)	4
BBP	Astaldi SpA, 7.13%, 12/01/2020	3.41%	5.00%	06/20/2019	(39)	3	1	2
CSI	Astaldi SpA, 7.13%, 12/01/2020	3.41%	5.00%	06/20/2019	(58)	3	—	3
CSI	Astaldi SpA, 7.13%, 12/01/2020	3.41%	5.00%	06/20/2019	(43)	3	2	1
DUB	Astaldi SpA, 7.13%, 12/01/2020	3.41%	5.00%	06/20/2019	(38)	3	2	1
GSI	Astaldi SpA, 7.13%, 12/01/2020	3.41%	5.00%	06/20/2019	(59)	4	2	2
BBP	Bayerische Landesbank, 4.38%, 01/22/2014	0.54%	1.00%	12/20/2018	(763)	13	2	11
CIT	Cable & Wireless International Finance BV, 8.63%, 03/25/2019	1.01%	5.00%	09/20/2019	(54)	9	8	1
JPM	Chesapeake Energy Corp., 6.63%, 08/15/2020	3.85%	5.00%	03/20/2020	(100)	5	7	(2)
JPM	Chesapeake Energy Corp., 6.63%, 08/15/2020	3.85%	5.00%	03/20/2020	(100)	5	9	(4)
MSC	Chesapeake Energy Corp., 6.63%, 08/15/2020	3.85%	5.00%	03/20/2020	(52)	3	4	(1)
CIT	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	1.42%	5.00%	03/20/2019	(193)	27	39	(12)
CIT	CNH Industrial Finance Europe SA, 6.25%, 03/09/2018	1.42%	5.00%	03/20/2019	(194)	27	38	(11)
CIT	Eileme 2 AB, 11.75%, 01/31/2020	0.66%	5.00%	09/20/2019	(90)	18	18	—
GSI	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	2.63%	1.00%	06/20/2020	(218)	(17)	(20)	3
BOA	General Motors Co., 4.88%, 10/02/2023	1.06%	5.00%	12/20/2018	(250)	36	40	(4)
DUB	General Motors Co., 6.25%, 10/02/2043	1.14%	5.00%	06/20/2019	(750)	119	123	(4)
BNP	Glencore Finance Europe, 6.50%, 02/27/2019	1.91%	1.00%	06/20/2021	(136)	(8)	(17)	9
CIT	Glencore Finance Europe, 6.50%, 02/27/2019	1.91%	1.00%	06/20/2021	(272)	(14)	(34)	20
GSC	HCA Inc., 8.00%, 10/01/2018	1.93%	5.00%	12/20/2019	(150)	20	17	3
CIT	Hertz Corp., 7.50%, 10/15/2018	2.93%	5.00%	09/20/2019	(100)	9	11	(2)
GSC	Hertz Corp., 7.50%, 10/15/2018	3.15%	5.00%	12/20/2019	(100)	8	7	1
GSC	Hertz Corp., 7.50%, 10/15/2018	3.34%	5.00%	03/20/2020	(200)	16	13	3
GSI	Hertz Corp., 7.50%, 10/15/2018	2.93%	5.00%	09/20/2019	(130)	11	16	(5)
GSC	Italian Republic, 6.88%, 09/27/2023	1.06%	1.00%	03/20/2020	(1,870)	(4)	(13)	9
MSC	Italian Republic, 6.88%, 09/27/2023	1.03%	1.00%	12/20/2019	(1,890)	(2)	(47)	45
BBP	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(968)	156	211	(55)
CIT	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(1,387)	223	299	(76)
DUB	iTraxx Europe Subordinated Series 20	N/A	5.00%	12/20/2018	(688)	111	149	(38)
BNP	Novo Banco SA., 2.62%, 05/08/2017	2.98%	5.00%	03/20/2020	(167)	15	15	—
BNP	Novo Banco SA., 2.62%, 05/08/2017	2.98%	5.00%	03/20/2020	(167)	15	15	—
CIT	OTE Plc, 4.63%, 05/20/2016	5.83%	5.00%	09/20/2019	(36)	(1)	6	(7)
GSI	OTE Plc, 4.63%, 05/20/2016	5.83%	5.00%	09/20/2019	(54)	(2)	8	(10)
BBP	Republic of France, 4.25%, 04/25/2019	0.62%	0.25%	06/20/2023	(780)	(22)	(61)	39

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (3) (continued)
CIT	Republic of France, 4.25%, 04/25/2019	0.62%	0.25%	06/20/2023	$(530)	$(15)	$(44)	$29
BBP	Sabre Holdings Corp., 6.35%, 03/15/2016	2.41%	5.00%	09/20/2019	(115)	13	11	2
BCL	Sabre Holdings Corp., 6.35%, 03/15/2016	2.56%	5.00%	12/20/2019	(140)	15	9	6
BCL	Sabre Holdings Corp., 6.35%, 03/15/2016	2.56%	5.00%	12/20/2019	(100)	11	6	5
BCL	Sabre Holdings Corp., 6.35%, 03/15/2016	2.56%	5.00%	12/20/2019	(100)	11	7	4
DUB	Sabre Holdings Corp., 6.35%, 03/15/2016	2.41%	5.00%	09/20/2019	(175)	19	17	2
DUB	Sabre Holdings Corp., 6.35%, 03/15/2016	2.41%	5.00%	09/20/2019	(175)	20	17	3
GSI	Sabre Holdings Corp., 6.35%, 03/15/2016	2.41%	5.00%	09/20/2019	(175)	19	17	2
CGM	Tenet Healthcare Corp., 6.88%, 11/15/2031	3.46%	5.00%	03/20/2020	(100)	8	9	(1)
CGM	Tenet Healthcare Corp., 6.88%, 11/15/2031	3.46%	5.00%	03/20/2020	(100)	7	5	2
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	3.46%	5.00%	03/20/2020	(100)	7	8	(1)
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	3.46%	5.00%	03/20/2020	(100)	7	7	—
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	3.46%	5.00%	03/20/2020	(175)	12	13	(1)
GSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	3.63%	5.00%	06/20/2020	(125)	8	10	(2)
JPM	Tenet Healthcare Corp., 6.88%, 11/15/2031	3.46%	5.00%	03/20/2020	(100)	7	9	(2)
MSC	Tenet Healthcare Corp., 6.88%, 11/15/2031	3.46%	5.00%	03/20/2020	(100)	8	8	—
BCL	Transocean Inc., 7.38%, 04/15/2018	7.91%	1.00%	03/20/2020	(200)	(52)	(52)	—
CIT	TVN Finance Corporation, 7.38%, 12/15/2020	0.62%	5.00%	09/20/2019	(90)	18	15	3
GSC	United Rentals NA Inc., 6.13%, 06/15/2023	2.22%	5.00%	03/20/2020	(100)	13	11	2
GSC	United Rentals NA Inc., 6.13%, 06/15/2023	2.22%	5.00%	03/20/2020	(100)	13	11	2
GSC	Vougeot Bidco Plc, 7.88%, 07/15/2020	3.03%	5.00%	03/20/2020	(140)	13	11	2
GSC	Vougeot Bidco Plc, 7.88%, 07/15/2020	3.03%	5.00%	03/20/2020	(140)	13	10	3
					$(17,917)	$704	$675	$29

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$7,130	$(507)	$(11)
N/A	CDX.NA.IG.23	1.00%	12/20/2019	1,625	(27)	(1)
N/A	iTraxx Europe Crossover Series 21	5.00%	12/20/2019	17,682	(1,797)	(560)
N/A	iTraxx Europe Senior Series 22	1.00%	12/20/2019	3,763	(70)	(34)
N/A	iTraxx Europe Series 22	1.00%	12/20/2019	4,946	(115)	(11)
				$35,146	$(2,516)	$(617)
Credit default swap agreements - sell protection (3)
N/A	iTraxx Europe Crossover Series 21	5.00%	06/20/2019	$(1,584)	$208	$16
N/A	iTraxx Europe Series 21	1.00%	06/20/2019	(1,280)	31	5
				$(2,864)	$239	$21

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Paying Return of Reference Entity	Rate Received by Fund	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
BNP	Altice SA	3-Month Euribor -0.40%	03/15/2016	EUR	(177)	$(2)
BNP	American Airlines Group Inc.	3-Month LIBOR -0.25%	10/28/2015		(60)	3
BNP	Aperam SA	3-Month Euribor -0.25%	09/23/2015	EUR	(52)	(21)
BNP	Banco Bilbao Vizcaya Argentina, SA	1-Month Euribor -0.35%	01/20/2016	EUR	(164)	(13)
BNP	Repsol SA	3-Month Euribor -0.30%	01/21/2016	EUR	(18)	(3)
BNP	SPDR S&P Oil & Gas Exploration & Production	3-Month LIBOR -1.00%	08/06/2015		(150)	(9)
BNP	Standard Chartered Plc	3-Month GBP LIBOR -0.25%	03/09/2016	GBP	(124)	(19)
BNP	Telecom Italia SpA	3-Month Euribor -0.25%	06/16/2015	EUR	(98)	(10)
BNP	Telecom Italia SpA	3-Month Euribor -0.25%	06/17/2015	EUR	(262)	(26)
BNP	Telecom Italia SpA	3-Month Euribor -0.30%	07/22/2015	EUR	(766)	(201)
BNP	Volkswagen AG	3-Month Euribor -0.43%	01/20/2016	EUR	(574)	(140)

See accompanying Notes to Schedules of Investments.

Counterparty	Paying Return of Reference Entity	Rate Received by Fund	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
BNP	Volkswagen AG	3-Month Euribor -0.43%	01/20/2016	EUR	(619)	$(167)
BOA	Amazon.com, Inc.	3-Month LIBOR -0.30%	03/17/2016		(102)	—
BOA	Antero Resources Corp.	3-Month LIBOR -0.90%	12/10/2015		(7)	—
BOA	Antero Resources Corp.	3-Month LIBOR -0.90%	12/13/2015		(20)	—
BOA	California Resources Corp.	3-Month LIBOR -0.30%	12/04/2015		(37)	(1)
BOA	California Resources Corp.	3-Month LIBOR -0.30%	02/03/2016		(58)	(37)
BOA	California Resources Corp.	3-Month LIBOR -0.30%	03/15/2016		(200)	(20)
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	07/25/2015		(72)	5
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	10/08/2015		(74)	6
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	12/04/2015		(79)	3
BOA	Caterpillar Inc.	3-Month LIBOR -0.30%	03/30/2016		(197)	(3)
BOA	Citigroup Inc.	3-Month LIBOR -0.30%	10/20/2015		(52)	(5)
BOA	Concho Resources Inc.	3-Month LIBOR -0.30%	03/30/2016		(26)	(2)
BOA	Financial Select Sector SPDR	1-Month LIBOR +0.30%	12/18/2015		(123)	3
BOA	Genworth Financial Inc.	3-Month LIBOR -0.30%	11/12/2015		(50)	4
BOA	Genworth Financial Inc.	3-Month LIBOR -0.30%	11/23/2015		(22)	2
BOA	Genworth Financial Inc.	3-Month LIBOR -0.30%	11/30/2015		(8)	1
BOA	Genworth Financial Inc.	3-Month LIBOR -0.30%	12/01/2015		(14)	1
BOA	Genworth Financial Inc.	3-Month LIBOR -0.30%	12/23/2015		(40)	—
BOA	Genworth Financial Inc.	3-Month LIBOR -0.30%	01/08/2016		(33)	3
BOA	Hewlett Packard Co.	3-Month LIBOR -0.30%	10/16/2015		(90)	19
BOA	Hewlett Packard Co.	3-Month LIBOR -0.30%	11/04/2015		(28)	4
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -0.35%	11/10/2015		(82)	1
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -0.35%	11/20/2015		(175)	(2)
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -0.35%	11/21/2015		(88)	—
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -0.60%	03/22/2016		(539)	(5)
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -0.60%	03/22/2016		(291)	(3)
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -0.65%	01/08/2016		(137)	1
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -0.70%	12/04/2015		(91)	1
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -0.75%	03/23/2016		(257)	(2)
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -2.25%	10/18/2015		(113)	(1)
BOA	iShares iBoxx High Yield Corporate Bond ETF	1-Month LIBOR -2.25%	10/18/2015		(138)	(1)
BOA	iShares iBoxx High Yield Corporate Bond ETF	3-Month LIBOR -0.35%	12/02/2015		(144)	1
BOA	iShares U.S. Preferred Stock ETF	3-Month LIBOR -1.50%	08/07/2015		(75)	(1)
BOA	iShares U.S. Preferred Stock ETF	3-Month LIBOR -1.50%	12/09/2015		(91)	—
BOA	iShares U.S. Preferred Stock ETF	3-Month LIBOR -2.75%	12/16/2015		(202)	(2)
BOA	iShares U.S. Preferred Stock ETF	3-Month LIBOR -2.75%	12/18/2015		(203)	(2)
BOA	iShares U.S. Preferred Stock ETF	3-Month LIBOR -2.75%	12/19/2015		(179)	(2)
BOA	Market Vector Semiconductor ETF	3-Month LIBOR -0.30%	07/23/2015		(34)	—
BOA	Powershares QQQ	3-Month LIBOR	03/02/2016		(426)	12
BOA	Powershares QQQ	3-Month LIBOR -0.10%	10/16/2015		(168)	(7)
BOA	Powershares Senior Loan Portfolio ETF	3-Month LIBOR -0.05%	12/16/2015		(253)	—
BOA	Powershares Senior Loan Portfolio ETF	3-Month LIBOR -0.05%	12/16/2015		(121)	—
BOA	Powershares Senior Loan Portfolio ETF	3-Month LIBOR -0.05%	12/19/2015		(168)	(1)
BOA	SPDR S&P Oil & Gas Exploration & Production	3-Month LIBOR -3.00%	12/04/2015		(85)	(3)
BOA	United Technologies Corp.	3-Month LIBOR -0.30%	09/18/2015		(222)	5
BOA	United Technologies Corp.	3-Month LIBOR -0.30%	09/28/2015		(214)	(2)
BOA	Volkswagen AG	3-Month Euribor -0.20%	05/27/2015	EUR	(531)	(172)
BOA	Volkswagen AG	3-Month Euribor -0.40%	05/27/2015	EUR	(533)	(171)
CIT	Repsol SA	3-Month Euribor -0.50%	07/17/2015	EUR	—	(1)
CIT	Repsol SA	3-Month Euribor -0.50%	07/17/2015	EUR	(1)	(22)
CIT	Telecom Italia SpA	3-Month Euribor -0.40%	05/07/2015	EUR	(661)	(116)
CIT	Telecom Italia SpA	3-Month Euribor -0.40%	05/12/2015	EUR	(665)	(117)
DUB	iShares U.S. Preferred Stock ETF	3-Month LIBOR -1.50%	08/07/2015		(88)	(1)
DUB	iShares U.S. Preferred Stock ETF	3-Month LIBOR -1.75%	09/17/2015		(89)	(1)
GSI	Repsol SA	3-Month Euribor -0.20%	11/17/2015	EUR	(779)	3
GSI	Standard Chartered Plc	1-Month GBP LIBOR -0.40%	01/20/2016	GBP	(120)	(35)
JPM	Aperam SA	3-Month Euribor -0.35%	10/05/2015	EUR	(12)	(6)

See accompanying Notes to Schedules of Investments.

Counterparty	Paying Return of Reference Entity	Rate Received by Fund	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
JPM	Aperam SA	3-Month Euribor -0.50%	01/20/2016	EUR	(51)	$(29)
JPM	Bankia SA	3-Month Euribor -0.40%	11/17/2015	EUR	(72)	(4)
JPM	Bankia SA	3-Month Euribor -0.40%	11/17/2015	EUR	(14)	—
JPM	Bankia SA	3-Month Euribor -0.40%	11/17/2015	EUR	(57)	3
JPM	Bankia SA	3-Month Euribor -0.40%	11/17/2015	EUR	(23)	1
JPM	Bankia SA	3-Month Euribor -0.40%	11/17/2015	EUR	(18)	1
JPM	Bankia SA	3-Month Euribor -0.40%	11/17/2015	EUR	(199)	9
JPM	Bankia SA	3-Month Euribor -0.40%	11/17/2015	EUR	(34)	(2)
JPM	Bankia SA	3-Month Euribor -0.40%	11/17/2015	EUR	(45)	(2)
JPM	Bankia SA	3-Month Euribor -0.50%	12/22/2015	EUR	(64)	(1)
JPM	Bankia SA	3-Month Euribor -0.50%	12/22/2015	EUR	(25)	(1)
JPM	Caterpillar Inc.	1-Month LIBOR -0.35%	09/23/2015		(58)	13
JPM	Financial Select Sector SPDR	1-Month LIBOR +0.16%	10/28/2015		(60)	1
JPM	Telecom Italia SpA	3-Month Euribor -0.25%	11/13/2015	EUR	(950)	(282)
JPM	Telecom Italia SpA	3-Month Euribor -0.30%	11/12/2015	EUR	(163)	(35)
JPM	Volkswagen AG	3-Month Euribor -0.10%	03/21/2016	EUR	(2,080)	(17)
						$(1,622)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Curian/CenterSquare International Real Estate Securities Fund

	Shares/Par †	Value
COMMON STOCKS - 98.9%

AUSTRALIA - 12.7%
Dexus Property Group	40	$228
Federation Centres Ltd.	97	224
Goodman Group	79	381
ING Office Fund	35	104
Mirvac Group	295	451
Scentre Group	207	588
Stockland	124	425
Westfield Corp.	58	419
		2,820
CANADA - 5.4%
Allied Properties REIT	11	340
Boardwalk REIT	3	123
Calloway REIT	8	173
Dream Office REIT	17	351
RioCan REIT	9	215
		1,202
FINLAND - 1.7%
Citycon Oyj	62	202
Sponda Oyj (a)	41	176
		378
FRANCE - 8.5%
Icade SA	4	335
Klepierre	14	697
Mercialys SA	4	97
Unibail-Rodamco SE	3	756
		1,885
GERMANY - 5.9%
Alstria Office REIT AG	18	256
Deutsche Annington Immobilien SE	13	430
Deutsche Wohnen AG	19	489
LEG Immobilien AG	2	151
		1,326
HONG KONG - 15.9%
Fortune REIT	159	169
Hang Lung Properties Ltd.	33	93
Henderson Land Development Co. Ltd.	16	112
Hongkong Land Holdings Ltd.	72	542
Kerry Properties Ltd.	49	168
Link Real Estate Investment Trust	71	438
New World Development Co. Ltd.	272	315
Sun Hung Kai Properties Ltd.	69	1,064
Swire Properties Ltd.	49	159
Wharf Holdings Ltd.	67	468
		3,528
JAPAN - 24.6%
Advance Residence Investment Corp.	—	216
Daiwa House REIT Investment Corp.	—	110
Japan Excellent Inc.	—	104
Japan Hotel REIT Investment Corp.	—	211
Japan Logistics Fund Inc.	—	220
Japan Real Estate Investment Corp.	—	146
Kenedix Realty Investment Corp.	—	329
Kenedix Residential Investment Corp.	—	186
Kenedix Retail REIT Corp.	—	97
Mitsubishi Estate Co. Ltd.	35	812
Mitsui Fudosan Co. Ltd.	45	1,321
Nippon Building Fund Inc.	—	393
Nomura Real Estate Office Fund Inc.	—	92
Orix JREIT Inc.	—	185
Sumitomo Realty & Development Co. Ltd.	21	760
Tokyo Tatemono Co. Ltd.	30	220
Top REIT Inc.	—	67
		5,469
NORWAY - 0.3%
Norwegian Property ASA (b)	51	65

SINGAPORE - 6.3%
Ascendas REIT	58	109
CapitaCommercial Trust	78	100
CapitaLand Ltd.	112	292
CDL Hospitality Trusts	68	87
Global Logistic Properties Ltd.	218	421
K-Reit Asia	180	157
Keppel DC REIT (b)	199	150
Mapletree Greater China Commercial Trust	118	89
		1,405
SWEDEN - 2.8%
Hemfosa Fastigheter AB	3	78
Kungsleden AB	28	217
Wihlborgs Fastigheter AB	17	337
		632
SWITZERLAND - 0.9%
PSP Swiss Property AG	2	205

UNITED KINGDOM - 13.9%
British Land Co. Plc	39	483
Capital & Counties Properties Plc	48	288
Great Portland Estates Plc	26	306
Hammerson Plc	13	131
Land Securities Group Plc	53	984
Londonmetric Property Plc	89	213
Safestore Holdings Plc	31	135
St. Modwen Properties Plc	6	43
Tritax Big Box REIT Plc	79	137
Unite Group Plc	43	373
		3,093

Total Common Stocks (cost $21,912)		22,008

SHORT TERM INVESTMENTS - 5.1%

Investment Company - 1.3%
JNL Money Market Fund, 0.01% (c) (d)	280	280

Securities Lending Collateral - 3.8%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (d)	200	200
Fidelity Institutional Money Market Portfolio, 0.13% (d)	200	200
Repurchase Agreement with MLP, 0.12% (Collateralized by $413 U.S. Treasury Bond, due 08/15/42-02/15/44, value $461) acquired on 03/31/15, due 04/01/15 at $452	$452	452
		852

Total Short Term Investments (cost $1,132)		1,132

Total Investments - 104.0% (cost $23,044)		23,140
Other Assets and Liabilities, Net - (4.0%)		(897)
Total Net Assets - 100.0%		$22,243

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

Curian/DFA U.S. Micro Cap Fund

	Shares/Par †	Value
COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 15.5%
1-800-Flowers.com Inc. - Class A (a)	6	$69
Aeropostale Inc. (a) (b)	10	33
AH Belo Corp. - Class A	4	36
Ambassadors Group Inc. (a)	1	2
America’s Car-Mart Inc. (a) (b)	1	74
American Axle & Manufacturing Holdings Inc. (a)	1	16
American Public Education Inc. (a)	2	53
Ann Inc. (a)	2	78
Arctic Cat Inc.	2	59
Ark Restaurants Corp.	1	14
Ascent Capital Group Inc. - Class A (a)	2	69
Ballantyne Strong Inc. (a)	2	9
Barnes & Noble Inc. (a)	8	185
Bassett Furniture Industries Inc.	1	22
Bebe Stores Inc.	9	32
Belmond Ltd. - Class A (a) (b)	12	148
Big 5 Sporting Goods Corp.	3	36
Biglari Holdings Inc. (a)	—	116
BJ’s Restaurants Inc. (a)	4	180
Blue Nile Inc. (a) (b)	1	42
Blyth Inc. (b)	6	43
Bob Evans Farms Inc.	3	145
Bon-Ton Stores Inc. (b)	2	15
Books-A-Million Inc. (a)	1	2
Bravo Brio Restaurant Group Inc. (a)	3	50
Bridgepoint Education Inc. (a)	6	62
Brown Shoe Co. Inc.	8	248
Build-A-Bear Workshop Inc. (a)	4	69
Callaway Golf Co.	9	87
Capella Education Co.	2	98
Career Education Corp. (a)	10	51
Carmike Cinemas Inc. (a)	3	104
Carriage Services Inc.	2	56
Carrol’s Restaurant Group Inc. (a)	4	30
Cato Corp. - Class A	4	148
Cavco Industries Inc. (a)	1	83
Central European Media Entertainment Ltd. - Class A (a) (b)	10	26
Cherokee Inc.	1	29
Childrens Place Retail Stores Inc.	3	189
Christopher & Banks Corp. (a)	5	29
Churchill Downs Inc.	1	116
Chuy’s Holdings Inc. (a) (b)	2	38
Citi Trends Inc. (a)	3	85
ClubCorp Holdings Inc.	7	126
Collectors Universe Inc.	2	41
Cooper-Standard Holding Inc. (a)	1	34
Core-Mark Holding Co. Inc.	3	207
Crocs Inc. (a)	10	123
Culp Inc. (b)	2	45
Cumulus Media Inc. - Class A (a)	15	36
Del Frisco’s Restaurant Group Inc. (a)	3	67
Delta Apparel Inc. (a) (b)	1	18
Denny’s Corp. (a)	10	118
Destination Maternity Corp.	1	19
Destination XL Group Inc. (a) (b)	13	63
Dixie Group Inc. - Class A (a) (b)	1	7
Drew Industries Inc.	3	185
Entercom Communications Corp. - Class A (a)	3	41
Entravision Communications Corp. - Class A	8	49
Escalade Inc. (b)	2	38
Ethan Allen Interiors Inc.	4	110
EVINE Live Inc. - Class A (a) (b)	6	41
EW Scripps Co. - Class A	6	163
Famous Dave’s Of America Inc. (a) (b)	1	21
Fiesta Restaurant Group Inc. (a)	1	34
Finish Line Inc. - Class A	6	149
Flexsteel Industries Inc.	1	24
Fox Factory Holding Corp. (a)	1	14
Francesca’s Holdings Corp. (a)	4	77
Fred’s Inc. - Class A	5	78
Frisch’s Restaurants Inc. (b)	1	14
FTD Cos. Inc. (a)	4	108
Fuel Systems Solutions Inc. (a) (b)	3	32
Geeknet Inc. (a)	—	4
Gentherm Inc. (a)	4	225
Gordman’s Stores Inc. (a) (b)	3	23
Gray Television Inc. (a)	7	90
Harte-Hanks Inc.	11	82
Haverty Furniture Cos. Inc.	3	70
Helen of Troy Ltd. (a)	—	16
hhgregg Inc. (a) (b)	4	26
Hibbett Sports Inc. (a)	3	140
Hooker Furniture Corp.	2	44
Hovnanian Enterprises Inc. - Class A (a) (b)	13	48
International Speedway Corp. - Class A (b)	1	24
Interval Leisure Group Inc.	7	176
iRobot Corp. (a) (b)	3	99
Isle of Capri Casinos Inc. (a)	3	39
Jamba Inc. (a) (b)	2	25
Johnson Outdoors Inc. - Class A	1	26
Journal Communications Inc. - Class A (a)	14	204
K12 Inc. (a)	4	62
KB Home	7	107
Kirkland’s Inc. (a)	3	62
Kona Grill Inc. (a)	1	42
Krispy Kreme Doughnuts Inc. (a)	8	168
La-Z-Boy Inc.	7	190
Leapfrog Enterprises Inc. - Class A (a)	8	18
Libbey Inc.	3	123
Liberty Tax Inc. - Class A (a) (b)	1	17
Lifetime Brands Inc. (b)	2	31
Lincoln Educational Services Corp.	5	12
Luby’s Inc. (a) (b)	3	14
M/I Homes Inc. (a) (b)	3	60
Marine Products Corp.	3	26
MarineMax Inc. (a)	5	123
Martha Stewart Living Omnimedia Inc. - Class A (a)	1	7
Matthews International Corp. - Class A	4	202
McClatchy Co. - Class A (a)	8	16
MDC Holdings Inc.	5	154
Meritage Homes Corp. (a)	5	245
Modine Manufacturing Co. (a)	7	98
Monarch Casino & Resort Inc. (a)	2	35
Motorcar Parts of America Inc. (a)	2	66
Movado Group Inc.	2	71
Nathan’s Famous Inc.	1	51
National American University Holdings Inc. (b)	2	5
National CineMedia Inc.	8	118
Nautilus Inc. (a)	5	77
New York & Co. Inc. (a) (b)	10	26
Nexstar Broadcasting Group Inc. - Class A	1	38
NutriSystem Inc.	4	74
Orbitz Worldwide Inc. (a)	14	169
Overstock.com Inc. (a)	2	60
Oxford Industries Inc.	2	173
Pacific Sunwear of California Inc. (a)	3	9
Penn National Gaming Inc. (a) (b)	3	54
Pep Boys-Manny Moe & Jack (a)	7	65

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Perry Ellis International Inc. (a)	2	55
PetMed Express Inc.	2	41
Popeyes Louisiana Kitchen Inc. (a)	3	193
Quicksilver Inc. (a) (b)	13	23
RCI Hospitality Holdings Inc. (a)	1	11
Reading International Inc. - Class A (a)	1	14
Red Lion Hotels Corp. (a)	4	26
Red Robin Gourmet Burgers Inc. (a)	2	166
Regis Corp. (a)	7	117
Remy International Inc.	—	11
Rent-A-Center Inc.	7	182
Rocky Brands Inc.	1	21
Ruby Tuesday Inc. (a)	6	39
Ruth’s Hospitality Group Inc.	5	73
Salem Media Group Inc. - Class A	2	10
Scholastic Corp. (b)	2	69
Scientific Games Corp. - Class A (a) (b)	9	91
Select Comfort Corp. (a)	4	142
Shiloh Industries Inc. (a) (b)	2	34
Shoe Carnival Inc.	3	88
Shutterfly Inc. (a)	1	30
Sizmek Inc. (a) (b)	4	27
Skullcandy Inc. (a)	3	36
Skyline Corp. (a)	3	11
Smith & Wesson Holding Corp. (a)	2	26
Sonic Automotive Inc. - Class A	5	128
Sonic Corp.	2	50
Spartan Motors Inc.	5	25
Speedway Motorsports Inc.	5	120
Stage Stores Inc.	4	93
Standard Motor Products Inc.	3	145
Stanley Furniture Co. Inc. (a)	1	2
Stein Mart Inc.	6	78
Steiner Leisure Ltd. (a)	2	89
Stoneridge Inc. (a) (b)	4	42
Strattec Security Corp.	1	41
Strayer Education Inc. (a)	2	81
Sturm Ruger & Co. Inc. (b)	2	99
Superior Industries International Inc. (b)	4	73
Systemax Inc. (a)	1	10
Tandy Leather Factory Inc. (b)	1	11
Tile Shop Holdings Inc. (a) (b)	4	48
Tilly’s Inc. - Class A (a)	1	14
Tower International Inc. (a)	3	69
Town Sports International Holdings Inc.	4	27
Tuesday Morning Corp. (a) (b)	5	75
Tumi Holdings Inc. (a)	1	20
U.S. Auto Parts Network Inc. (a)	3	6
Unifi Inc. (a)	3	109
Universal Electronics Inc. (a)	2	141
Universal Technical Institute Inc.	4	38
Vera Bradley Inc. (a) (b)	5	81
Vitamin Shoppe Inc. (a)	4	158
VOXX International Corp. - Class A (a)	2	21
West Marine Inc. (a)	3	25
Weyco Group Inc. (b)	1	43
William Lyon Homes - Class A (a)	3	73
Winmark Corp. (b)	1	66
Winnebago Industries Inc. (b)	3	70
Zagg Inc. (a)	3	24
Zumiez Inc. (a)	4	158
		13,276
CONSUMER STAPLES - 3.1%
Alico Inc. (b)	1	58
Alliance One International Inc. (a)	9	10
Andersons Inc.	1	56
B&G Foods Inc.	3	83
Boulder Brands Inc. (a) (b)	6	60
Cal-Maine Foods Inc. (b)	1	40
Calavo Growers Inc.	1	58
Central Garden & Pet Co. - Class A (a)	7	74
Chefs’ Warehouse Inc. (a)	3	71
Coca-Cola Bottling Co.	1	128
Craft Brewers Alliance Inc. (a) (b)	2	29
Dean Foods Co.	13	213
Diamond Foods Inc. (a)	3	104
Fairway Group Holdings Corp. - Class A (a) (b)	2	13
Farmer Bros. Co. (a)	3	66
Griffin Land & Nurseries Inc. - Class A (b)	1	26
Ingles Markets Inc. - Class A	2	101
Inter Parfums Inc.	4	127
Inventure Foods Inc. (a)	3	32
John B. Sanfilippo & Son Inc.	1	52
Liberator Medical Holdings Inc. (b)	7	25
Lifeway Foods Inc. (a)	—	9
Limoneira Co.	—	3
Medifast Inc. (a)	2	52
MGP Ingredients Inc.	1	12
National Beverage Corp. (a)	5	129
Natural Grocers by Vitamin Cottage Inc. (a)	2	64
Nutraceutical International Corp. (a)	1	14
Oil-Dri Corp. of America	1	22
Omega Protein Corp. (a)	4	48
Orchids Paper Products Co.	1	24
Prestige Brands Holdings Inc. (a)	1	36
Revlon Inc. - Class A (a)	2	100
Rocky Mountain Chocolate Factory Inc.	2	21
Seneca Foods Corp. - Class A (a)	1	32
SpartanNash Co.	4	133
United-Guardian Inc.	—	3
Universal Corp. (b)	2	112
USANA Health Sciences Inc. (a)	1	149
Village Super Market Inc. - Class A (b)	2	58
WD-40 Co.	2	178
Weis Markets Inc.	1	33
		2,658
ENERGY - 3.0%
Adams Resources & Energy Inc.	1	54
Alon USA Energy Inc.	9	149
Alpha Natural Resources Inc. (a) (b)	1	1
Approach Resources Inc. (a) (b)	4	27
Basic Energy Services Inc. (a)	6	43
Bill Barrett Corp. (a)	5	42
C&J Energy Services Ltd. (a)	3	33
Callon Petroleum Co. (a)	7	51
Clayton Williams Energy Inc. (a) (b)	1	76
Cloud Peak Energy Inc. (a)	7	38
Comstock Resources Inc. (b)	7	23
Contango Oil & Gas Co. (a)	2	46
Dawson Geophysical Co. (a)	3	12
DHT Holdings Inc.	5	37
Emerald Oil Inc. (a) (b)	9	7
EnLink Midstream LLC	3	87
Era Group Inc. (a)	2	44
Evolution Petroleum Corp. (b)	3	18
FieldPoint Petroleum Corp. (a)	1	1
Gastar Exploration Inc. (a) (b)	11	28
Geospace Technologies Corp. (a) (b)	1	22
Goodrich Petroleum Corp. (a) (b)	6	22
Green Plains Renewable Energy Inc.	5	132
Gulf Island Fabrication Inc.	2	29
Gulfmark Offshore Inc. - Class A	3	36
Hornbeck Offshore Services Inc. (a)	4	84
ION Geophysical Corp. (a)	17	37

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Key Energy Services Inc. (a)	3	5
Matrix Service Co. (a)	3	48
Midstates Petroleum Co. Inc. (a) (b)	5	4
Mitcham Industries Inc. (a) (b)	2	8
Natural Gas Services Group Inc. (a) (b)	1	25
Newpark Resources Inc. (a)	11	99
Nordic American Tankers Ltd.	9	109
Northern Oil and Gas Inc. (a) (b)	9	67
Nuverra Environmental Solutions Inc. (a) (b)	3	10
Panhandle Oil and Gas Inc. - Class A	2	44
Parker Drilling Co. (a)	13	44
Penn Virginia Corp. (a) (b)	7	48
PetroQuest Energy Inc. (a)	10	22
PHI Inc. (a)	1	43
Pioneer Energy Services Corp. (a)	10	54
Renewable Energy Group Inc. (a)	6	54
Rex Energy Corp. (a) (b)	6	21
RigNet Inc. (a) (b)	2	68
Scorpio Tankers Inc.	10	91
SEACOR Holdings Inc. (a)	2	137
Seventy Seven Energy Inc. (a) (b)	4	15
Swift Energy Co. (a) (b)	6	13
Synergy Resources Corp. (a) (b)	13	149
Teekay Tankers Ltd. - Class A	2	11
Tesco Corp.	5	57
Tetra Technologies Inc. (a)	11	66
Triangle Petroleum Corp. (a) (b)	10	48
VAALCO Energy Inc. (a)	9	21
W&T Offshore Inc. (b)	9	48
Willbros Group Inc. (a)	—	1
Yuma Energy Inc. (a)	1	1
		2,610
FINANCIALS - 19.8%
1st Source Corp. (b)	4	120
Access National Corp. (b)	3	47
Ambac Financial Group Inc. (a)	5	122
American National Bankshares Inc.	1	29
American River Bankshares (a)	1	10
Ameris Bancorp	3	85
Amerisafe Inc.	3	116
Arrow Financial Corp.	2	51
Asta Funding Inc. (a)	2	13
Astoria Financial Corp.	13	169
AV Homes Inc. (a)	2	37
Baldwin & Lyons Inc. - Class B	2	45
Banc of California Inc.	4	46
BancFirst Corp.	3	200
Bancorp Inc. (a)	4	35
Bank Mutual Corp.	5	35
Bank of Commerce Holdings	1	6
Bank of Kentucky Financial Corp.	1	58
BankFinancial Corp.	3	43
Banner Corp.	2	111
Bar Harbor Bankshares	1	41
BBCN Bancorp Inc.	9	137
BCB Bancorp Inc.	2	22
Beneficial Bancorp Inc. (a)	8	86
Berkshire Hills Bancorp Inc. (b)	3	72
BGC Partners Inc. - Class A	4	34
BNC Bancorp	1	13
BofI Holding Inc. (a)	2	190
Boston Private Financial Holdings Inc.	11	137
Bridge Bancorp Inc.	1	31
Bridge Capital Holdings (a)	2	46
Brookline Bancorp Inc.	9	90
Bryn Mawr Bank Corp.	1	43
C&F Financial Corp.	1	33
Calamos Asset Management Inc. - Class A	2	32
Camden National Corp. (b)	2	66
Capital Bank Financial Corp. - Class A (a)	2	67
Capital City Bank Group Inc. (b)	2	33
Cardinal Financial Corp.	4	88
CareTrust REIT Inc.	3	35
Cascade Bancorp (a)	4	19
Cash America International Inc.	4	91
Centerstate Banks Inc.	5	58
Central Pacific Financial Corp.	4	102
Century Bancorp Inc. - Class A	1	27
Chemical Financial Corp.	4	126
Citizens Inc. - Class A (a) (b)	8	50
City Holdings Co.	2	88
Clifton Bancorp Inc.	4	50
CNB Financial Corp.	1	25
CoBiz Financial Inc.	7	80
Codorus Valley Bancorp Inc.	1	12
Columbia Banking System Inc.	7	197
Community Bank System Inc. (b)	5	186
Community Bankers Trust Corp. (a)	1	6
Community Trust Bancorp Inc.	3	93
ConnectOne Bancorp Inc. (b)	3	60
Consolidated-Tomoka Land Co.	1	53
Consumer Portfolio Services Inc. (a)	4	27
Cowen Group Inc. - Class A (a)	13	66
Crawford & Co. - Class A	1	10
Crawford & Co. - Class B	4	32
CU Bancorp (a)	1	11
Customers Bancorp Inc. (a)	3	78
Diamond Hill Investment Group Inc.	1	97
Dime Community Bancshares Inc.	5	73
Donegal Group Inc. - Class A	2	36
Eagle Bancorp Inc. (a)	3	122
eHealth Inc. (a)	2	22
EMC Insurance Group Inc.	2	55
Employer Holdings Inc.	4	116
Encore Capital Group Inc. (a) (b)	3	129
Enova International Inc. (a)	4	70
Enterprise Bancorp Inc. (b)	1	31
Enterprise Financial Services Corp.	2	47
ESSA Bancorp Inc. (b)	1	15
Ezcorp Inc. - Class A (a)	5	50
Farmers Capital Bank Corp. (a)	1	17
Federal Agricultural Mortgage Corp. - Class C	1	27
Federated National Holding Co.	2	63
Fidelity Southern Corp.	3	45
Financial Institutions Inc.	2	52
First Bancorp Inc. (b)	1	25
First Bancorp Inc. (a)	23	145
First Bancorp Inc.	1	26
First Busey Corp. (b)	14	95
First Business Financial Services Inc.	1	25
First Cash Financial Services Inc. (a)	3	139
First Commonwealth Financial Corp.	11	99
First Community Bancshares Inc.	2	40
First Connecticut Bancorp Inc. (b)	2	32
First Defiance Financial Corp.	1	32
First Financial Bancorp	8	134
First Financial Corp.	2	63
First Financial Northwest Inc.	2	28
First Interstate BancSystem Inc. - Class A	2	61
First Merchants Corp. (b)	4	104
First Midwest Bancorp Inc.	8	146
First NBC Bank Holding Co. (a)	2	54
First South Bancorp Inc.	—	3
Flagstar Bancorp Inc. (a)	7	103
Flushing Financial Corp.	5	104

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Forestar Group Inc. (a)	5	71
Fox Chase Bancorp Inc.	1	24
FRP Holdings Inc. (a) (b)	1	34
FXCM Inc. - Class A (b)	5	10
Gain Capital Holdings Inc.	5	50
German American Bancorp Inc. (b)	2	48
Global Indemnity Plc (a)	1	39
Great Southern Bancorp Inc.	2	70
Green Dot Corp. - Class A (a)	5	82
Greenhill & Co. Inc.	3	137
Greenlight Capital Re Ltd. - Class A (a)	4	134
Hallmark Financial Services Inc. (a) (b)	2	21
Hanmi Financial Corp.	4	83
HCI Group Inc.	2	73
Heartland Financial USA Inc.	2	75
Heritage Commerce Corp.	4	37
Heritage Financial Corp.	3	54
HF Financial Corp.	1	14
HFF Inc. - Class A	5	199
Hingham Institution for Savings	—	33
Home Bancorp Inc.	—	8
HomeStreet Inc. (a)	3	49
Horace Mann Educators Corp.	5	180
Horizon Bancorp (b)	1	22
Hudson Valley Holding Corp.	2	59
Imperial Holdings Inc. (a)	1	6
Independence Holding Co. (b)	1	19
Independent Bank Corp.	3	132
Independent Bank Group Inc.	1	36
Interactive Brokers Group Inc.	1	50
INTL FCStone Inc. (a)	3	99
Investment Technology Group Inc. (a)	4	134
Investors Title Co.	—	29
KCG Holdings Inc. - Class A (a)	10	122
Kearny Financial Corp. (a) (b)	4	48
Ladenburg Thalmann Financial Services Inc. (a)	24	93
Lakeland Bancorp Inc.	3	36
Lakeland Financial Corp.	3	102
LegacyTexas Financial Group Inc.	5	112
LendingTree Inc. (a) (b)	1	56
LNB Bancorp Inc.	1	20
Macatawa Bank Corp.	1	7
Maiden Holdings Ltd. (b)	8	120
MainSource Financial Group Inc.	3	57
Malvern Bancorp Inc. (a)	1	8
Manning & Napier Inc. - Class A (b)	3	33
Marcus & Millichap Inc. (a)	2	66
Marlin Business Services Inc.	1	29
MBT Financial Corp. (a)	3	17
Mercantile Bank Corp.	2	44
Merchants Bancshares Inc.	2	46
Meridian Bancorp Inc. (a)	4	53
Meta Financial Group Inc.	1	30
Metro Bancorp Inc.	2	68
Midsouth Bancorp Inc.	2	35
MidWestOne Financial Group Inc.	1	17
National Bank Holdings Corp. - Class A	3	63
National Interstate Corp. (b)	3	83
National Penn Bancshares Inc.	16	175
National Western Life Insurance Co. - Class A	—	115
Navigators Group Inc. (a)	2	153
NBT Bancorp Inc.	6	149
NewBridge Bancorp	1	12
NewStar Financial Inc. (a) (b)	6	70
Nicholas Financial Inc. (a)	2	26
Northeast Bancorp	—	1
Northfield Bancorp Inc.	6	90
Northrim BanCorp Inc.	1	27
Northwest Bancshares Inc.	12	138
OceanFirst Financial Corp.	2	41
OFG Bancorp (b)	5	76
Old National Bancorp	1	16
OneBeacon Insurance Group Ltd. - Class A	1	10
Oppenheimer Holdings Inc. - Class A	2	42
Oritani Financial Corp.	6	85
Pacific Continental Corp.	3	34
Pacific Mercantile Bancorp (a)	1	8
Pacific Premier Bancorp Inc. (a)	2	28
Park National Corp.	2	198
Park Sterling Corp.	6	40
Peapack Gladstone Financial Corp.	2	39
Penns Woods Bancorp Inc.	1	29
PennyMac Financial Services Inc. - Class A (a)	1	11
Peoples Bancorp Inc.	1	34
PHH Corp. (a) (b)	6	143
Phoenix Cos. Inc. (a)	1	30
Pico Holdings Inc. (a)	3	43
Pinnacle Financial Partners Inc.	5	222
Preferred Bank	2	54
Premier Financial Bancorp Inc.	—	7
Provident Financial Holdings Inc.	2	33
Provident Financial Services Inc.	8	149
Prudential Bancorp Inc.	1	9
Pulaski Financial Corp.	1	14
RCS Capital Corp. - Class A (b)	4	42
Regional Management Corp. (a)	2	25
Renasant Corp. (b)	4	122
Republic Bancorp Inc. - Class A	3	72
Resource America Inc. - Class A (b)	1	11
S&T Bancorp Inc.	4	117
Safeguard Scientifics Inc. (a)	3	52
Safety Insurance Group Inc.	2	126
Sandy Spring Bancorp Inc.	3	88
Seacoast Banking Corp. of Florida (a)	4	53
Security National Financial Corp. - Class A (a)	1	6
Selective Insurance Group	6	161
Shore Bancshares Inc. (a)	1	10
Sierra Bancorp (b)	2	35
Silvercrest Asset Management Group Inc. - Class A	1	11
Simmons First National Corp. - Class A	3	128
South State Corp.	2	125
Southside Bancshares Inc. (b)	3	85
Southwest Bancorp Inc.	3	49
State Auto Financial Corp.	5	128
State Bank Financial Corp.	3	72
Sterling Bancorp (b)	11	147
Stewart Information Services Corp.	3	130
Stock Yards Bancorp Inc. (b)	2	68
Suffolk Bancorp	2	50
Sun Bancorp Inc. (a) (b)	3	48
Tejon Ranch Co. (a) (b)	3	89
Territorial Bancorp Inc. (b)	1	31
Tompkins Financial Corp.	2	117
TowneBank (b)	5	81
Trico Bancshares	3	66
TrustCo Bank Corp. (b)	12	81
Trustmark Corp.	7	159
Union Bankshares Corp. (b)	6	135
United Community Banks Inc.	7	134
United Community Financial Corp. (b)	3	18
United Financial Bancorp Inc.	8	100
United Fire Group Inc.	3	109
United Insurance Holdings Corp.	2	53
Universal Insurance Holdings Inc.	5	120

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Univest Corp. of Pennsylvania	2	40
Virtus Investment Partners Inc.	—	13
Walker & Dunlop Inc. (a)	3	61
Washington Trust Bancorp Inc.	2	90
Waterstone Financial Inc. (b)	6	73
WesBanco Inc.	6	185
West Bancorp Inc.	2	34
Westamerica Bancorporation (b)	4	155
Western Alliance Bancorp (a)	1	17
Westfield Financial Inc.	6	45
Westwood Holdings Group Inc.	1	64
Wilshire Bancorp Inc.	10	100
WisdomTree Investments Inc. (b)	1	26
World Acceptance Corp. (a) (b)	1	72
WSFS Financial Corp.	1	98
Yadkin Financial Corp. (a)	2	50
		16,950
HEALTH CARE - 11.5%
Abaxis Inc. (b)	2	142
Aceto Corp.	4	90
Acorda Therapeutics Inc. (a)	6	190
Addus HomeCare Corp. (a)	2	47
Affymetrix Inc. (a) (b)	14	172
Albany Molecular Research Inc. (a) (b)	5	92
Alliance HealthCare Services Inc. (a)	—	8
Almost Family Inc. (a)	1	53
AMAG Pharmaceuticals Inc. (a) (b)	2	83
Amedisys Inc. (a)	8	217
Amicus Therapeutics Inc. (a)	1	9
AMN Healthcare Services Inc. (a)	6	147
Analogic Corp.	2	158
AngioDynamics Inc. (a)	5	88
Anika Therapeutics Inc. (a)	2	74
Atrion Corp.	—	138
Bio-Reference Labs Inc. (a)	3	120
BioScrip Inc. (a)	8	37
Biospecifics Technologies Corp. (a)	1	23
BioTelemetry Inc. (a)	3	24
Bovie Medical Corp. (a)	1	1
Cambrex Corp. (a)	4	159
Cantel Medical Corp.	3	135
Capital Senior Living Corp. (a)	4	110
Codexis Inc. (a) (b)	7	30
Computer Programs & Systems Inc. (b)	2	85
Conmed Corp.	4	190
Corvel Corp. (a)	3	111
Cross Country Healthcare Inc. (a)	4	44
CryoLife Inc.	5	51
Cumberland Pharmaceuticals Inc. (a)	3	19
Cutera Inc. (a) (b)	3	34
Cyberonics Inc. (a)	3	205
Cynosure Inc. - Class A (a)	3	81
Cytokinetics Inc. (a)	1	10
DepoMed Inc. (a)	7	162
Dynavax Technologies Corp. (a) (b)	1	13
Emergent BioSolutions Inc. (a)	5	135
Endo International Plc (a)	4	375
Ensign Group Inc.	3	156
Enzo Biochem Inc. (a)	1	3
Exactech Inc. (a)	2	42
Five Star Quality Care Inc. (a)	9	41
Genesis Healthcare Inc. - Class A (a)	5	32
Greatbatch Inc. (a)	3	182
Hanger Orthopedic Group Inc. (a) (b)	4	93
Harvard Apparatus Regenerative Technology Inc. (a)	1	5
Harvard Bioscience Inc. (a)	6	33
Healthways Inc. (a) (b)	5	101
ICU Medical Inc. (a)	2	188
Insys Therapeutics Inc. (a) (b)	1	49
Invacare Corp.	4	76
IPC Healthcare Inc. (a)	2	99
Iridex Corp. (a) (b)	2	17
Kindred Healthcare Inc.	8	202
La Jolla Pharmaceutical Co. (a)	1	10
Landauer Inc.	1	24
Lannett Co. Inc. (a) (b)	—	32
LeMaitre Vascular Inc. (b)	3	22
LHC Group Inc. (a)	3	90
Ligand Pharmaceuticals Inc. (a) (b)	3	197
Luminex Corp. (a)	4	70
Masimo Corp. (a)	6	214
MedAssets Inc. (a)	6	116
Merge Healthcare Inc. (a)	12	52
Meridian Bioscience Inc.	5	101
Merit Medical Systems Inc. (a)	7	126
Misonix Inc. (a)	1	12
Momenta Pharmaceuticals Inc. (a)	10	151
National Healthcare Corp.	1	93
National Research Corp. - Class A (b)	5	70
National Research Corp. - Class B (b)	1	26
Natus Medical Inc. (a)	5	190
Omnicell Inc. (a)	5	172
Oncothyreon Inc. (a)	2	3
OraSure Technologies Inc. (a)	11	72
Orthofix International NV (a)	3	95
Pain Therapeutics Inc. (a)	5	10
PDI Inc. (a) (b)	2	3
PDL BioPharma Inc.	21	149
Pernix Therapeutics Holdings (a) (b)	4	42
PharMerica Corp. (a)	5	132
PhotoMedex Inc. (a) (b)	2	4
Pozen Inc. (a)	4	30
Premier Inc - Class A (a)	3	107
Progenics Pharmaceuticals Inc. (a) (b)	9	56
Providence Services Corp. (a)	2	112
Quality Systems Inc.	8	122
Quidel Corp. (a)	3	85
RadNet Inc. (a)	4	36
Repligen Corp. (a)	6	178
Rigel Pharmaceuticals Inc. (a)	11	39
RTI Surgical Inc. (a)	13	62
Sagent Pharmaceuticals Inc. (a)	4	99
Sciclone Pharmaceuticals Inc. (a)	8	72
Span-America Medical Systems Inc.	—	5
Spectrum Pharmaceuticals Inc. (a) (b)	7	41
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	8	130
Surgical Care Affiliates Inc. (a)	3	101
SurModics Inc. (a)	3	67
Symmetry Surgical Inc. (a)	1	7
Targacept Inc. (a)	6	19
TG Therapeutics Inc. (a) (b)	1	12
Tornier BV (a) (b)	11	299
Transcept Pharmaceuticals Inc. (a) (c) (d) (e)	6	—
Triple-S Management Corp. - Class B (a)	4	78
Universal American Corp. (a)	11	117
US Physical Therapy Inc.	2	72
Utah Medical Products Inc.	1	44
Vascular Solutions Inc. (a)	2	74
Verastem Inc. (a) (b)	1	14
Wright Medical Group Inc. (a) (b)	12	298
		9,835

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
INDUSTRIALS - 19.5%
AAON Inc.	7	169
AAR Corp.	5	153
ABM Industries Inc.	2	67
Acacia Research Corp. (b)	6	66
ACCO Brands Corp. (a)	16	129
Accuride Corp. (a) (b)	6	30
Aegion Corp. (a)	4	69
Aerovironment Inc. (a) (b)	2	64
Air Transport Services Group Inc. (a)	9	82
Alamo Group Inc.	2	108
Albany International Corp. - Class A	4	156
Allied Motion Technologies Inc. (b)	1	33
Altra Holdings Inc.	4	99
Ameresco Inc. - Class A (a) (b)	4	31
American Railcar Industries Inc. (b)	3	131
American Science & Engineering Inc.	1	47
American Woodmark Corp. (a)	2	121
Ampco-Pittsburgh Corp.	2	42
Apogee Enterprises Inc.	4	169
ARC Document Solutions Inc. (a)	6	55
ArcBest Corp.	4	136
Argan Inc.	2	66
Astec Industries Inc.	3	121
Astronics Corp. (a)	2	121
Astronics Corp. - Class B (a)	2	112
Atlas Air Worldwide Holdings Inc. (a)	3	125
AZZ Inc.	3	158
Baltic Trading Ltd.	5	8
Barrett Business Services Inc.	—	12
Beacon Roofing Supply Inc. (a)	3	80
Blount International Inc. (a)	7	93
Brady Corp. - Class A (b)	6	160
Briggs & Stratton Corp.	6	121
Brink’s Co. (b)	6	173
Builders FirstSource Inc. (a)	3	21
CAI International Inc. (a)	3	63
CBIZ Inc. (a)	7	62
CDI Corp.	3	44
Ceco Environmental Corp.	4	41
Celadon Group Inc.	3	88
Cenveo Corp. (a) (b)	4	9
CIRCOR International Inc.	2	100
Columbus Mckinnon Corp.	3	71
Comfort Systems USA Inc.	4	94
Commercial Vehicle Group Inc. (a)	6	37
Control4 Corp. (a)	1	7
Courier Corp. (b)	2	49
Covenant Transportation Group Inc. - Class A (a)	2	57
CPI Aerostructures Inc. (a)	3	41
CTPartners Executive Search Inc. (a)	1	3
Cubic Corp.	3	163
Douglas Dynamics Inc.	4	81
Ducommun Inc. (a)	2	53
DXP Enterprises Inc. (a)	1	64
Dycom Industries Inc. (a)	4	206
Dynamic Materials Corp.	2	24
Eastern Co.	1	12
Echo Global Logistics Inc. (a)	4	103
Encore Wire Corp.	3	104
Energy Recovery Inc. (a) (b)	10	26
EnerNOC Inc. (a)	4	43
Ennis Inc.	3	49
EnPro Industries Inc.	1	53
ESCO Technologies Inc.	4	145
Espey Manufacturing & Electronics Corp.	1	17
Exponent Inc.	2	141
Federal Signal Corp.	8	130
Forward Air Corp.	4	213
Franklin Covey Co. (a)	2	47
FreightCar America Inc.	2	78
FTI Consulting Inc. (a)	1	22
Fuel Tech Inc. (a)	4	12
Furmanite Corp. (a)	5	41
G&K Services Inc. - Class A	3	189
GenCorp Inc. (a)	8	174
Gibraltar Industries Inc. (a)	4	70
Global Brass & Copper Holdings Inc.	1	9
Global Power Equipment Group Inc.	3	40
Goldfield Corp. (a)	3	6
Gorman-Rupp Co.	4	131
GP Strategies Corp. (a)	3	100
GrafTech International Ltd. (a)	14	55
Graham Corp.	1	30
Granite Construction Inc.	5	165
Great Lakes Dredge & Dock Corp. (a)	7	40
Greenbrier Cos. Inc. (b)	1	75
Griffon Corp. (b)	8	148
H&E Equipment Services Inc.	5	122
Hardinge Inc. (b)	2	24
Hawaiian Holdings Inc. (a) (b)	7	158
Heidrick & Struggles International Inc.	3	70
Heritage-Crystal Clean Inc. (a)	—	3
Hill International Inc. (a) (b)	4	14
Houston Wire & Cable Co.	3	25
HUB Group Inc. - Class A (a)	4	158
Hudson Global Inc. (a)	2	5
Hurco Cos. Inc.	1	30
Huron Consulting Group Inc. (a)	2	159
Hyster-Yale Materials Handling Inc. - Class A	1	95
ICF International Inc. (a)	2	91
II-VI Inc. (a)	6	117
InnerWorkings Inc. (a)	2	12
Innovative Solutions & Support Inc. (a) (b)	—	2
Insperity Inc.	3	180
Insteel Industries Inc.	3	65
Interface Inc.	8	173
International Shipholding Corp. (b)	—	5
Intersections Inc. (b)	3	9
John Bean Technologies Corp.	4	139
Kaman Corp. - Class A	4	150
Kelly Services Inc. - Class A (b)	4	61
Keyw Holding Corp. (a) (b)	4	32
Kforce Inc.	4	91
Kimball International Inc. - Class B	3	35
Knoll Inc.	7	154
Korn/Ferry International	6	210
Kratos Defense & Security Solutions Inc. (a)	6	33
Layne Christensen Co. (a) (b)	3	13
LB Foster Co.	2	78
Lindsay Corp. (b)	1	100
LMI Aerospace Inc. (a)	2	20
LS Starrett Co. - Class A	—	9
LSI Industries Inc.	2	18
Lydall Inc. (a) (b)	2	64
Magnetek Inc. (a)	—	12
Manitex International Inc. (a) (b)	1	9
Marten Transport Ltd.	6	138
Matson Inc.	5	215
McGrath RentCorp	4	145
Meritor Inc. (a)	14	171
Miller Industries Inc. (b)	1	35
Mistras Group Inc. (a)	5	88
Mueller Water Products Inc. - Class A	12	116

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Multi-Color Corp. (b)	2	169
MYR Group Inc. (a)	3	84
NACCO Industries Inc. - Class A	1	37
National Presto Industries Inc. (b)	1	62
Navigant Consulting Inc. (a)	7	86
NCI Building Systems Inc. (a)	6	101
NL Industries Inc. (a)	2	15
NN Inc.	2	62
Nordic American Offshore Ltd. (b)	—	1
Nortek Inc. (a)	2	185
Northwest Pipe Co. (a)	1	27
Omega Flex Inc.	1	26
Orbital ATK Inc.	—	24
Orion Energy Systems Inc. (a)	2	8
Orion Marine Group Inc. (a)	4	38
Overseas Shipholding Group Inc. - Class B (a) (b)	8	33
PAM Transportation Services Inc. (a)	1	63
Park-Ohio Holdings Corp.	2	109
Patrick Industries Inc. (a)	2	111
Patriot Transportation Holding Inc. (a) (b)	—	8
Pendrell Corp. (a)	8	10
Performant Financial Corp. (a)	3	10
PGT Inc. (a)	6	73
Ply Gem Holdings Inc. (a) (b)	4	51
PMFG Inc. (a) (b)	5	22
Powell Industries Inc.	1	42
PowerSecure International Inc. (a)	3	36
Preformed Line Products Co. (b)	—	4
Primoris Services Corp.	7	112
Providence and Worcester Railroad Co.	—	5
Quad/Graphics Inc. - Class A	4	82
Quality Distribution Inc. (a)	5	48
Quanex Building Products Corp.	4	88
Raven Industries Inc. (b)	5	98
RBC Bearings Inc.	3	236
Republic Airways Holdings Inc. (a)	6	84
Resources Connection Inc.	5	88
Roadrunner Transportation Systems Inc. (a)	5	118
Rocket Fuel Inc. (a) (b)	1	11
RPX Corp. (a)	6	80
Rush Enterprises Inc. - Class A (a)	4	109
Saia Inc. (a)	4	156
SIFCO Industries Inc.	1	26
SkyWest Inc.	6	90
SL Industries Inc. (a)	1	21
SP Plus Corp. (a) (b)	3	63
Sparton Corp. (a) (b)	2	45
Standex International Corp.	2	173
Sterling Construction Co. Inc. (a)	2	10
Sun Hydraulics Corp.	3	136
Supreme Industries Inc. - Class A	3	20
Sypris Solutions Inc.	5	10
TAL International Group Inc.	4	173
Taser International Inc. (a)	7	162
Team Inc. (a)	3	100
Tecumseh Products Co. (a)	2	6
Tennant Co.	3	172
Tetra Tech Inc.	5	128
Thermon Group Holdings Inc. (a)	5	114
Titan International Inc. (b)	6	52
Titan Machinery Inc. (a) (b)	3	42
TRC Cos. Inc. (a)	1	8
Trex Co. Inc. (a)	4	226
TriMas Corp. (a)	5	148
TrueBlue Inc. (a)	5	132
Tutor Perini Corp. (a)	5	117
Twin Disc Inc.	2	39
Ultralife Corp. (a)	—	—
Ultrapetrol Bahamas Ltd. (a)	1	2
Universal Forest Products Inc.	3	159
Universal Truckload Services Inc.	3	79
US Ecology Inc. (b)	3	135
USA Truck Inc. (a)	1	32
UTi Worldwide Inc. (a)	14	169
Veritiv Corp. (a)	1	46
Versar Inc. (a)	2	7
Viad Corp.	3	76
Vicor Corp. (a)	2	26
VSE Corp.	1	73
Wabash National Corp. (a) (b)	7	100
Willdan Group Inc. (a)	1	12
Xerium Technologies Inc. (a)	1	13
YRC Worldwide Inc. (a)	1	15
		16,775
INFORMATION TECHNOLOGY - 18.2%
Actua Corp. (a)	5	74
Acxiom Corp. (a)	9	157
ADTRAN Inc.	7	139
Advanced Energy Industries Inc. (a)	6	141
Advent Software Inc.	—	18
Agilysys Inc. (a)	3	31
Alliance Fiber Optic Products Inc.	1	9
Alpha & Omega Semiconductor Ltd. (a)	4	36
American Software Inc. - Class A	4	42
Amtech Systems Inc. (a)	2	18
Anadigics Inc. (a) (b)	10	14
Audience Inc. (a)	2	11
AVG Technologies NV (a)	7	156
Avid Technology Inc. (a)	2	37
Aware Inc.	5	21
Axcelis Technologies Inc. (a)	11	27
AXT Inc. (a)	9	25
Badger Meter Inc.	2	129
Bazaarvoice Inc. (a) (b)	2	14
Bel Fuse Inc. - Class B	2	37
Blucora Inc. (a)	4	58
Bottomline Technologies Inc. (a)	6	167
BroadVision Inc. (a) (b)	2	11
Brooks Automation Inc.	8	90
Cabot Microelectronics Corp. (a)	3	167
CalAmp Corp. (a) (b)	4	72
Calix Inc. (a)	8	65
Cardtronics Inc. (a)	1	19
Cascade Microtech Inc. (a)	2	32
Cass Information Systems Inc.	2	101
Ceva Inc. (a)	2	49
Checkpoint Systems Inc.	6	63
Ciber Inc. (a)	14	58
Cinedigm Corp. (a)	2	3
Cirrus Logic Inc. (a)	9	283
Clearfield Inc. (a) (b)	2	33
Coherent Inc. (a)	2	147
Cohu Inc.	3	35
Communications Systems Inc.	1	14
Computer Task Group Inc.	4	29
comScore Inc. (a)	7	372
Comtech Telecommunications Corp.	2	58
Concurrent Computer Corp.	1	9
Constant Contact Inc. (a)	8	294
Cray Inc. (a) (b)	6	163
CSG Systems International Inc.	5	152
CUI Global Inc. (a) (b)	2	10
Cypress Semiconductor Corp.	23	321
Daktronics Inc.	4	48

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Datalink Corp. (a)	3	36
Demand Media Inc. (a)	4	24
Dice Holdings Inc. (a)	8	71
Digi International Inc. (a)	4	44
Digimarc Corp.	—	7
Diodes Inc. (a)	6	164
DSP Group Inc. (a)	4	44
DTS Inc. (a)	3	87
EarthLink Holdings Corp. (b)	16	69
Eastman Kodak Co. (a) (b)	1	15
Ebix Inc. (b)	4	120
Electro Rent Corp.	4	46
Electro Scientific Industries Inc.	3	19
Ellie Mae Inc. (a) (b)	6	348
eMagin Corp. (a) (b)	2	6
Emcore Corp. (a)	5	26
Emulex Corp. (a)	7	58
Engility Holdings Inc.	2	54
Entropic Communications Inc. (a)	9	27
Envestnet Inc. (a)	—	14
EPIQ Systems Inc.	4	79
ePlus Inc. (a)	1	105
Evolving Systems Inc.	1	11
Exar Corp. (a)	5	54
ExlService Holdings Inc. (a)	4	148
Extreme Networks (a)	14	44
Fabrinet (a)	4	69
FARO Technologies Inc. (a)	2	138
FormFactor Inc. (a)	9	78
Forrester Research Inc.	3	110
Global Cash Access Holdings Inc. (a)	9	68
Global Eagle Entertainment Inc. (a)	1	16
Globalscape Inc.	4	14
GSI Group Inc. (a)	4	58
GSI Technology Inc. (a) (b)	2	11
GTT Communications Inc. (a)	3	54
Hackett Group Inc.	6	55
Harmonic Inc. (a)	11	80
Heartland Payment Systems Inc.	1	31
Higher One Holdings Inc. (a)	6	14
Hutchinson Technology Inc. (a)	4	11
ID Systems Inc. (a) (b)	2	10
IEC Electronics Corp. (a)	2	6
Imation Corp. (a)	7	28
Immersion Corp. (a)	2	22
Infinera Corp. (a)	21	405
Innodata Inc. (a) (b)	6	15
Inphi Corp. (a)	5	95
Insight Enterprises Inc. (a)	5	149
Integrated Device Technology Inc. (a)	1	16
Integrated Silicon Solutions Inc.	4	75
Internap Network Services Corp. (a)	9	91
Intevac Inc. (a)	1	7
IntraLinks Holdings Inc. (a)	6	60
Itron Inc. (a)	4	160
Ixia (a)	9	114
IXYS Corp.	4	50
Kemet Corp. (a)	6	24
Key Tronic Corp. (a) (b)	4	43
Kimball Electronics Inc. (a)	3	36
Kofax Ltd. (a)	10	114
Kopin Corp. (a) (b)	9	32
Kulicke & Soffa Industries Inc. (a)	10	156
KVH Industries Inc. (a)	3	41
Lattice Semiconductor Corp. (a)	12	77
Limelight Networks Inc. (a)	14	53
Lionbridge Technologies Inc. (a)	9	53
LoJack Corp. (a) (b)	1	3
M/A-COM Technology Solutions Holdings Inc. (a)	1	22
Mantech International Corp. - Class A	3	112
Marchex Inc. - Class B	4	15
Mattson Technology Inc. (a)	5	20
MaxLinear Inc. - Class A (a)	1	11
Maxwell Technologies Inc. (a) (b)	3	25
MeetMe Inc. (a)	1	1
Mercury Systems Inc. (a)	5	85
Mesa Laboratories Inc. (b)	—	34
Methode Electronics Inc.	5	222
Micrel Inc.	8	118
MOCON Inc. (b)	1	12
MoneyGram International Inc. (a)	4	32
Monolithic Power Systems Inc.	—	20
Monotype Imaging Holdings Inc.	5	165
Monster Worldwide Inc. (a)	10	66
MoSys Inc. (a) (b)	5	10
MTS Systems Corp.	2	146
Multi-Fineline Electronix Inc. (a)	2	40
Nanometrics Inc. (a) (b)	4	71
NAPCO Security Technologies Inc. (a) (b)	1	8
NCI Inc. - Class A	2	19
NeoPhotonics Corp. (a) (b)	3	22
NetGear Inc. (a)	4	140
NetScout Systems Inc. (a) (b)	4	171
Newport Corp. (a)	6	110
NIC Inc.	7	124
Novatel Wireless Inc. (a) (b)	6	28
Oclaro Inc. (a) (b)	5	11
Omnivision Technologies Inc. (a)	11	279
Optical Cable Corp. (b)	1	2
OSI Systems Inc. (a)	3	188
PAR Technology Corp. (a)	—	2
Park Electrochemical Corp.	3	69
PC Connection Inc.	3	79
PCM Inc. (a)	1	9
PDF Solutions Inc. (a)	4	68
Pegasystems Inc.	1	21
Perceptron Inc.	2	24
Perficient Inc. (a)	4	90
Pericom Semiconductor Corp.	4	58
Photronics Inc. (a)	9	76
Planar Systems Inc. (a)	3	16
Plexus Corp. (a)	4	162
PMC - Sierra Inc. (a)	3	24
Power Integrations Inc.	3	137
PRGX Global Inc. (a)	5	20
Procera Networks Inc. (a) (b)	2	22
Progress Software Corp. (a)	6	173
QAD Inc. - Class A	2	38
QLogic Corp. (a)	12	178
Qorvo Inc. (a)	7	559
QuinStreet Inc. (a)	7	44
Qumu Corp. (a)	3	40
Radisys Corp. (a)	4	9
Rambus Inc. (a)	14	177
RealD Inc. (a)	5	64
RealNetworks Inc. (a)	4	25
Reis Inc.	2	47
RF Industries Ltd.	2	8
Rightside Group Ltd. (a)	1	10
Rofin-Sinar Technologies Inc. (a)	3	81
Rogers Corp. (a)	2	202
Rosetta Stone Inc. (a)	3	26
Rubicon Technology Inc. (a) (b)	3	11
Rudolph Technologies Inc. (a)	3	38
ScanSource Inc. (a)	4	143

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SciQuest Inc. (a)	—	7
SeaChange International Inc. (a)	5	41
ServiceSource International Inc. (a)	7	21
ShoreTel Inc. (a)	4	28
Sigma Designs Inc. (a)	7	55
SMTC Corp. (a)	1	2
Sonus Networks Inc. (a)	6	51
Stamps.com Inc. (a)	2	150
StarTek Inc. (a)	—	3
Super Micro Computer Inc. (a)	2	57
Sykes Enterprises Inc. (a)	5	130
Tangoe Inc. (a)	—	4
TeleCommunication Systems Inc. - Class A (a)	5	19
TeleNav Inc. (a)	7	52
TeleTech Holdings Inc.	6	163
Tessco Technologies Inc.	1	32
Tessera Technologies Inc.	2	89
TiVo Inc. (a)	12	125
Transact Technologies Inc.	—	1
Travelzoo Inc. (a)	2	21
TTM Technologies Inc. (a)	10	89
Ultra Clean Holdings Inc. (a)	3	22
Ultratech Inc. (a)	3	50
Unisys Corp. (a) (b)	7	159
United Online Inc. (a)	3	49
VASCO Data Security International Inc. (a) (b)	3	54
Veeco Instruments Inc. (a)	5	151
Viasystems Group Inc. (a)	—	7
Virtusa Corp. (a)	4	166
Vishay Precision Group Inc. (a)	2	35
Wayside Technology Group Inc.	—	6
Xcerra Corp. (a)	7	64
XO Group Inc. (a)	3	61
Zix Corp. (a)	6	24
		15,588
MATERIALS - 5.6%
A. Schulman Inc.	4	197
Advanced Emissions Solutions Inc. (a) (b)	2	30
AEP Industries Inc. (a)	1	52
AK Steel Holding Corp. (a)	9	40
AM Castle & Co. (a) (b)	2	9
American Vanguard Corp. (b)	3	36
Boise Cascade Co. (a)	4	153
Calgon Carbon Corp.	7	140
Century Aluminum Co. (a)	2	24
Chase Corp.	2	100
Clearwater Paper Corp. (a)	2	157
Core Molding Technologies Inc. (a)	—	3
Deltic Timber Corp.	1	97
Ferro Corp. (a)	11	140
Flotek Industries Inc. (a)	7	97
Friedman Industries Inc.	1	4
FutureFuel Corp.	6	59
Globe Specialty Metals Inc.	9	177
Gold Resource Corp. (b)	6	18
Handy & Harman Ltd. (a)	—	3
Hawkins Inc.	2	77
Haynes International Inc.	2	72
Headwaters Inc. (a)	10	186
Hecla Mining Co. (b)	9	28
Horsehead Holding Corp. (a) (b)	7	86
Innophos Holdings Inc.	3	151
Innospec Inc.	3	151
Kaiser Aluminum Corp.	2	173
KMG Chemicals Inc.	2	62
Koppers Holdings Inc.	2	43
Kraton Performance Polymers Inc. (a)	4	79
Landec Corp. (a)	4	56
LSB Industries Inc. (a)	3	115
Materion Corp.	2	82
McEwen Mining Inc. (a) (b)	4	4
Mercer International Inc. (a)	9	144
Myers Industries Inc.	4	77
Neenah Paper Inc.	2	136
Noranda Aluminium Holding Corp.	8	23
Northern Technologies International Corp. (a)	1	15
Olympic Steel Inc.	1	19
OM Group Inc.	3	98
Omnova Solutions Inc. (a)	12	99
P.H. Glatfelter Co.	6	167
Quaker Chemical Corp.	2	142
RTI International Metals Inc. (a)	5	164
Schnitzer Steel Industries Inc. - Class A	3	43
Schweitzer-Mauduit International Inc.	4	172
Stepan Co.	3	114
SunCoke Energy Inc.	8	114
Synalloy Corp.	2	24
Trecora Resources (a)	3	41
Tredegar Corp.	3	68
United States Lime & Minerals Inc.	1	37
Universal Stainless & Alloy Products Inc. (a)	1	38
US Concrete Inc. (a)	1	25
Wausau Paper Corp.	6	56
Zep Inc.	3	58
		4,775
TELECOMMUNICATION SERVICES - 1.6%
8x8 Inc. (a)	2	16
Alaska Communications Systems Group Inc. (a)	2	4
Atlantic Tele-Network Inc.	2	135
Boingo Wireless Inc. (a)	6	43
Cincinnati Bell Inc. (a)	28	100
Consolidated Communications Holdings Inc.	7	145
General Communication Inc. - Class A (a)	6	93
Hawaiian Telcom Holdco Inc. (a) (b)	1	28
HC2 Holdings Inc. (a) (b)	2	26
IDT Corp. - Class B	3	59
inContact Inc. (a)	1	15
Inteliquent Inc.	5	71
Iridium Communications Inc. (a) (b)	13	130
Lumos Networks Corp.	3	44
NTELOS Holdings Corp.	2	11
ORBCOMM Inc. (a)	6	36
Premiere Global Services Inc. (a)	6	62
Shenandoah Telecommunications Co.	3	107
Spok Holdings Inc.	3	62
Straight Path Communications Inc. - Class B (a) (b)	3	57
Vonage Holdings Corp. (a)	29	144
		1,388
UTILITIES - 2.0%
American States Water Co.	4	153
Artesian Resources Corp. - Class A (b)	2	33
California Water Service Group (b)	6	148
Chesapeake Utilities Corp.	2	101
Connecticut Water Services Inc. (b)	2	55
Consolidated Water Co. Ltd. (b)	2	20
Delta Natural Gas Co. Inc.	2	31
El Paso Electric Co.	1	33
Empire District Electric Co.	6	145
Gas Natural Inc. (b)	2	17
Genie Energy Ltd. - Class B	4	31
MGE Energy Inc. (b)	3	151

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Middlesex Water Co. (b)	2	55
Northwest Natural Gas Co.	4	169
Ormat Technologies Inc. (b)	5	190
Otter Tail Corp.	5	146
RGC Resources Inc.	—	6
SJW Corp.	3	108
Unitil Corp.	2	81
York Water Co. (b)	2	49
		1,722

Total Common Stocks (cost $71,161)		85,577

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (c) (d) (e)	6	—

Total Warrants (cost $0)		—

SHORT TERM INVESTMENTS - 11.4%

Investment Company - 0.1%
JNL Money Market Fund, 0.01% (f) (g)	65	65

Securities Lending Collateral - 11.3%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (g)	4,000	4,000
Fidelity Institutional Money Market Portfolio, 0.13% (g)	4,000	4,000
Repurchase Agreement with MLP, 0.12% (Collateralized by $1,374 U.S. Treasury Bond, due 08/15/42-02/15/44, value $1,534) acquired on 03/31/15, due 04/01/15 at $1,504	$1,504	1,504
Repurchase Agreement with HSB, 0.10% (Collateralized by $82 U.S. Treasury Bond, due 05/15/40-08/15/44, value $98 and $104 U.S. Treasury Note, due 07/31/16-11/15/24, value $106) acquired on 03/31/15, due 04/01/15 at $200	200	200
		9,704

Total Short Term Investments (cost $9,769)		9,769

Total Investments - 111.2% (cost $80,930)		95,346
Other Assets and Liabilities, Net - (11.2%)		(9,575)
Total Net Assets - 100.0%		$85,771

(a)                   Non-income producing security.

(b)                   All or portion of the security was on loan.

(c)                    Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedules of Investments.

(d)                   Security is restricted to resale to institutional investors.  See Restricted Securities in these Schedules of Investments.

(e)                    The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

(f)                     Investment in affiliate.

(g)                    Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act, as amended.  As of March 31, 2015, the Fund held investments in restricted securities:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Magnum Hunter Resources Corp.	09/12/2012	$—	$—	—%
Transcept Pharmaceuticals Inc.	10/24/2014	—	—	—
		$—	$—	—%

See accompanying Notes to Schedules of Investments.

Curian/DoubleLine Total Return Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 37.1%
Anchorage Capital CLO 3 Ltd., 2.51%, 04/28/26 (a) (b)	$1,500	$1,496
Apidos CDO, 1.71%, 01/19/25 (a) (b)	1,685	1,681
Apidos CLO XX
1.77%, 01/19/27 (a) (b)	1,000	1,000
2.57%, 01/19/27 (a) (b)	500	503
ARES CLO Ltd., 2.26%, 04/17/26 (a) (b)	500	496
Ares IIIR/IVR CLO Ltd., 0.47%, 04/16/21 (a) (b)	770	760
Avery Point CLO Ltd.
3.71%, 07/17/25 (a) (b)	500	477
2.36%, 04/25/26 (a) (b)	500	499
3.36%, 04/25/26 (a) (b)	500	497
3.76%, 04/25/26 (a) (b)	500	482
Avery Point III CLO Ltd., 1.66%, 01/18/25 (a) (b)	500	497
Babson CLO Ltd.
1.36%, 04/20/25 (a) (b)	1,000	987
3.29%, 01/15/26 (a) (b)	1,000	997
Baker Street Funding CLO Ltd., 0.72%, 12/15/18 (a) (b)	500	492
Ballyrock CLO LLC
3.43%, 10/20/26 (a) (b)	500	494
3.98%, 10/20/26 (a) (b)	500	478
Banc of America Alternative Loan Trust REMIC, 6.50%, 05/25/36	14,214	12,070
Banc of America Funding Trust REMIC, 5.50%, 09/25/35	9,543	9,842
Banc of America Re-Remic Trust REMIC, 2.72%, 06/15/18 (a) (b)	2,000	1,997
Bear Stearns Asset Backed Securities I Trust REMIC, 6.00%, 03/25/36	5,489	5,319
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.61%, 08/11/16 (a)	2,000	2,059
5.90%, 09/11/17 (a)	4,400	4,564
Birchwood Park CLO Ltd. REMIC, 3.40%, 07/15/26 (a) (b)	250	250
Black Diamond CLO Delaware Corp., 0.54%, 06/20/17 (a) (b)	232	231
BlackRock Senior Income Series IV, 0.50%, 04/20/19 (a) (b)	444	440
BlueMountain CLO Ltd., 2.65%, 11/30/26 (a) (b)	500	501
Carlyle Global Market Strategies Ltd., 1.78%, 04/17/25 (a) (b)	1,000	1,000
Carlyle High Yield Partners VIII Ltd., 0.64%, 05/21/21 (a) (b)	500	484
Catamaran CLO Ltd.
2.06%, 04/20/26 (a) (b)	500	486
2.91%, 04/20/26 (a) (b)	500	480
Cent CLO 19 Ltd., 1.58%, 10/29/25 (a) (b)	500	496
Cent CLO 22 Ltd., 3.43%, 11/07/26 (a) (b)	1,000	1,003
Cent CLO LP, 3.23%, 01/25/26 (a) (b)	1,000	991
CGBAM Commercial Mortgage Trust REMIC, 2.17%, 02/15/19 (a) (b)	1,600	1,592
CHL Mortgage Pass-Through Trust REMIC
6.00%, 02/25/37	7,807	7,245
5.44%, 01/25/38	6,940	6,034
Citigroup Commercial Mortgage Trust REMIC, 3.64%, 09/10/24	1,766	1,884
Citigroup Mortgage Loan Trust REMIC, 6.12%, 05/25/37 (a) (b)	8,008	7,571
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.37%, 12/11/49 (a)	3,400	3,556
CitiMortgage Alternative Loan Trust REMIC
6.00%, 09/25/36	4,338	3,890
6.00%, 05/25/37	3,882	3,382
COMM Mortgage Trust Interest Only REMIC, 1.21%, 05/10/47 (a)	38,672	2,813
Commercial Mortgage Pass-Through Certificates REMIC
4.43%, 07/13/16 (a) (b)	4,794	4,816
4.72%, 08/10/24 (a)	1,500	1,598
Interest Only, 1.34%, 02/10/48 (a)	30,000	2,423
Commercial Mortgage Trust REMIC
5.82%, 07/10/16 (a)	2,000	2,047
3.82%, 05/10/24	1,766	1,910
3.59%, 10/10/24	1,766	1,879
3.83%, 01/10/25 (a)	1,820	1,892
Credit Suisse Commercial Mortgage Trust REMIC, 5.90%, 07/15/17 (a)	4,500	4,872
Credit Suisse First Boston Mortgage Securities Corp. REMIC
6.00%, 10/25/35	8,737	6,409
6.00%, 12/25/35	13,175	11,414
Credit Suisse Mortgage Capital Certificates REMIC, 6.00%, 03/25/36	9,784	8,674
CSAIL Commercial Mortgage Trust Interest Only REMIC, 1.25%, 01/17/25 (a)	21,200	1,488
CSMC Trust REMIC, 2.65%, 11/27/37 (a) (b)	15,500	13,897
DB Master Finance LLC, 3.26%, 02/20/19 (b)	10,000	10,096
Dryden XI-Leveraged Loan CDO, 1.85%, 04/12/20 (a) (b)	1,000	970
Dryden XXIV Senior Loan Fund, 5.01%, 11/15/23 (a) (b)	250	253
Dryden XXV Senior Loan Fund, 4.25%, 01/15/25 (a) (b)	500	497
Eaton Vance CDO IX Ltd., 0.48%, 04/20/19 (a) (b)	32	32
Eaton Vance CDO VIII Ltd., 0.91%, 08/15/22 (a) (b)	1,250	1,199
First Horizon Alternative Mortgage Securities Trust REMIC, 6.00%, 05/25/36	8,542	7,294
Franklin CLO V Ltd., 0.53%, 06/15/18 (a) (b)	682	678
GMACM Mortgage Loan Trust REMIC, 5.75%, 07/25/35	5,176	4,840
Goldentree Loan Opportunities VI Ltd., 4.46%, 04/17/22 (a) (b)	250	250
Greenwich Capital Commercial Funding Corp. REMIC
5.48%, 02/10/17	3,550	3,744
6.02%, 09/10/17 (a)	4,000	4,239
GS Mortgage Securities Trust REMIC
5.52%, 02/10/16 (a)	1,525	1,559
3.63%, 11/13/24	1,500	1,599
Halcyon Loan Advisors Funding Ltd.
3.26%, 08/15/23 (a) (b)	500	488
3.12%, 12/20/24 (a) (b)	1,430	1,387
2.95%, 08/01/25 (a) (b)	250	237
4.05%, 08/01/25 (a) (b)	1,000	905
1.78%, 04/18/26 (a) (b)	1,000	997
IndyMac INDA Mortgage Loan Trust REMIC, 2.57%, 09/25/36 (a)	9,522	8,041
ING IM CLO Ltd.
5.25%, 04/15/24 (a) (b)	250	231
1.71%, 01/18/26 (a) (b)	1,000	997
ING Investment Management CLO II Ltd., 1.85%, 08/01/20 (a)	1,000	948
ING Investment Management Co.
2.09%, 03/14/22 (a) (b)	500	499
2.99%, 03/14/22 (a) (b)	500	499
Jamestown CLO Ltd., 1.75%, 07/15/26 (a) (b)	500	499

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Jamestown CLO XI Ltd., 1.86%, 02/20/27 (a) (b)	1,000	1,003
JPMBB Commercial Mortgage Securities Trust REMIC
4.66%, 07/15/24 (a)	2,000	2,138
3.49%, 12/15/24	950	1,003
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
2.43%, 01/17/17 (a) (b)	1,000	1,001
5.88%, 09/12/17 (a)	2,500	2,740
5.37%, 05/15/47	2,471	2,568
5.69%, 02/12/49 (a)	2,000	2,114
6.08%, 02/12/51 (a)	1,245	1,310
JPMorgan Mortgage Acquisition Trust REMIC, 0.28%, 05/25/37 (a)	4,250	4,145
JPMorgan Resecuritization Trust REMIC, 6.13%, 03/26/37 (a) (b)	6,050	4,710
KKR Financial CLO Corp., 0.61%, 05/15/21 (a) (b)	337	334
Landmark VI CDO Ltd., 5.00%, 01/14/18 (a)	500	500
Landmark VII CDO Ltd., 0.70%, 07/15/18 (a) (b)	367	366
Lavender Trust REMIC, 6.25%, 10/26/36 (b)	2,645	2,804
LB-UBS Commercial Mortgage Trust REMIC
5.48%, 02/15/40	2,000	2,087
5.49%, 02/15/40 (a)	3,000	3,172
LCM LP
1.75%, 07/15/26 (a) (b)	1,000	999
3.85%, 07/15/26 (a) (b)	500	481
LCM VI Ltd., 1.06%, 05/28/19 (a) (b)	1,000	972
LCM X LP
2.15%, 04/15/22 (a) (b)	500	500
3.10%, 04/15/22 (a) (b)	500	501
LCM XI LP
2.40%, 04/19/22 (a) (b)	500	500
4.20%, 04/19/22 (a) (b)	250	248
LCM XII LP, 1.72%, 10/19/22 (a) (b)	1,000	999
LCM XIV LP, 3.75%, 07/15/25 (a) (b)	500	482
LCM XV LP, 3.36%, 08/25/24 (a) (b)	1,000	1,000
Lehman Mortgage Trust REMIC, 5.50%, 11/25/35	2,856	2,692
Madison Park Funding IV Ltd., 1.69%, 03/22/21 (a) (b)	500	481
Madison Park Funding Ltd.
3.86%, 08/15/22 (a)	250	252
3.35%, 07/20/26 (a) (b)	500	502
Madison Park Funding XV Ltd., 3.91%, 01/27/26 (a) (b)	500	483
Madison Park Funding XVI Ltd., 3.26%, 04/20/26 (a) (b)	1,500	1,489
Magnetite XII Ltd., 2.52%, 04/15/27 (a) (b)	750	750
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
4.83%, 02/15/24 (a) (b)	2,000	2,008
4.49%, 09/15/24	1,500	1,561
3.53%, 11/15/24	2,000	2,116
4.00%, 12/15/24	2,000	1,984
4.16%, 01/15/25	1,200	1,247
4.46%, 01/15/25	1,200	1,236
Morgan Stanley Capital I Trust REMIC, 3.69%, 08/11/21 (a) (b)	2,000	2,059
Morgan Stanley Mortgage Loan Trust REMIC
5.75%, 04/25/37 (a)	2,011	1,556
6.00%, 08/25/37	3,725	3,388
Nautique Funding Ltd., 1.95%, 04/15/20 (a) (b)	500	485
Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 2.60%, 02/25/36 (a)	2,832	2,439
North End CLO Ltd.
3.01%, 07/17/25 (a) (b)	1,000	969
3.76%, 07/17/25 (a) (b)	500	470
NYLIM Flatiron CLO Ltd., 0.50%, 08/08/20 (a) (b)	250	248
Oaktree CLO, 4.01%, 02/13/25 (a) (b)	250	242
Octagon Investment Partners XX Ltd., 1.70%, 08/12/26 (a) (b)	1,500	1,496
Octagon Investment Partners XXI Ltd.
3.45%, 11/14/26 (a) (b)	1,000	1,000
3.90%, 11/14/26 (a) (b)	1,000	961
Octagon Investment Partners XXII Ltd., 4.87%, 11/22/25 (a) (b)	1,000	1,002
OZLM Funding V Ltd., 1.73%, 01/17/26 (a) (b)	1,000	999
Pinnacle Park CLO Ltd., 3.35%, 04/15/26 (a) (b)	1,500	1,500
PR Mortgage Loan Trust REMIC, 5.93%, 09/25/47 (b)	14,206	14,654
Race Point IV CLO Ltd.
1.00%, 08/01/21 (a) (b)	500	486
2.25%, 08/01/21 (a) (b)	500	488
RALI Trust REMIC
3.39%, 09/25/35 (a)	5,619	4,552
3.74%, 01/25/36 (a)	10,780	8,668
6.00%, 05/25/36	8,387	7,046
RAMP Trust REMIC, 0.49%, 11/25/35 (a)	15,416	12,557
RBSGC Mortgage Loan Trust REMIC
0.62%, 01/25/37 (a)	10,000	6,902
6.75%, 01/25/37	14,283	13,213
Interest Only, 5.88%, 01/25/37 (a)	10,000	2,012
Regatta V Funding Ltd., 1.79%, 10/25/26 (a) (b)	1,000	1,000
Residential Accredit Loans Inc. Trust REMIC, 6.00%, 04/25/36	6,663	5,523
Residential Asset Securitization Trust REMIC
6.00%, 07/25/36	6,966	6,171
0.62%, 04/25/37 (a)	10,325	5,793
45.05%, 04/25/37 (a)	1,346	2,899
Residential Funding Mortgage Securities Inc. Trust REMIC
6.00%, 07/25/36	1,261	1,149
6.00%, 11/25/36	7,230	6,756
6.00%, 02/25/37	2,690	2,411
6.00%, 04/25/37	5,763	5,128
6.00%, 07/25/37	5,391	4,879
RFMSI Trust REMIC, 5.50%, 05/25/35	7,568	7,783
Slater Mill Loan Fund LP, 2.91%, 08/17/22 (a) (b)	500	503
Sound Harbor Loan Fund Ltd., 1.73%, 10/30/26 (a) (b)	1,000	995
Springleaf Mortgage Loan Trust REMIC
6.00%, 06/25/58 (a) (b)	10,000	10,482
6.00%, 12/25/65 (a) (b)	10,000	10,211
STARM Mortgage Loan Trust REMIC, 2.78%, 04/25/37 (a)	3,437	2,658
Steele Creek CLO Ltd., 1.86%, 08/21/26 (a) (b)	250	249
Structured Adjustable Rate Mortgage Loan Trust REMIC, 2.42%, 11/25/35 (a)	18,199	16,213
Thacher Park CLO, 3.78%, 10/20/26 (a) (b)	1,000	954
TimberStar Trust 1, 6.21%, 10/15/36 (b)	1,375	1,413
Venture CDO Ltd., 1.75%, 04/15/26 (a) (b)	500	499
Venture XIV CLO Ltd.
2.09%, 08/28/25 (a) (b)	500	493
3.99%, 08/28/25 (a) (b)	500	484
Venture XVII CLO Ltd.
1.73%, 07/15/26 (a) (b)	500	498
2.35%, 07/15/26 (a) (b)	500	497
Voya CLO Ltd., 1.73%, 10/14/26 (a) (b)	1,000	999

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Wachovia Bank Commercial Mortgage Trust REMIC
5.38%, 12/15/43	2,000	2,121
5.96%, 02/15/51 (a)	5,000	5,272
Washington Mill CLO Ltd.
1.76%, 04/20/26 (a) (b)	1,000	996
2.31%, 04/20/26 (a) (b)	500	496
3.26%, 04/20/26 (a) (b)	500	487
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust REMIC
6.00%, 07/25/36 (a)	6,815	5,620
6.00%, 07/25/36	3,816	3,147
5.50%, 04/25/37	5,885	5,386
Wells Fargo Alternative Loan Trust REMIC
6.00%, 07/25/37	9,234	8,950
6.25%, 11/25/37	2,986	2,894
Wells Fargo Commercial Mortgage Trust Interest Only, 1.56%, 04/15/49 (a) (b)	25,000	2,443
Wells Fargo Mortgage Backed Securities REMIC
3.41%, 12/15/24	1,138	1,191
3.96%, 12/15/24	1,761	1,844
Wells Fargo Mortgage Backed Securities Trust REMIC
5.50%, 03/25/36	5,573	5,770
6.00%, 04/25/37	4,087	4,056
6.00%, 06/25/37	9,004	9,116
WF-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.31%, 03/15/47 (a)	23,643	1,799
Interest Only, 0.96%, 11/15/47 (a)	29,432	1,968
WG Horizons CLO I, 1.96%, 05/24/19 (a) (b)	1,000	974

Total Non-U.S. Government Agency Asset-Backed Securities (cost $510,033)		514,353

GOVERNMENT AND AGENCY OBLIGATIONS - 54.5%

GOVERNMENT SECURITIES - 4.3%

U.S. Treasury Securities - 4.3%
U.S. Treasury Note, 0.38%, 08/31/15	60,000	60,061

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 50.2%

Federal Home Loan Mortgage Corp. - 28.0%
Federal Home Loan Mortgage Corp.
3.00%, 06/01/43 - 11/01/44	159,832	163,349
4.00%, 09/01/43 - 02/01/44	21,141	22,915
REMIC, 3.00%, 02/15/32 - 02/15/45	172,935	178,067
REMIC, 3.50%, 09/15/33	5,000	5,349
REMIC, 4.50%, 01/15/40	1,129	1,179
REMIC, 6.76%, 06/15/42 (a)	2,154	2,103
REMIC, 5.19%, 01/15/43 (a)	5,045	4,700
REMIC, 4.00%, 11/15/44	1,508	1,665
REMIC, Interest Only, 6.33%, 11/15/40 - 12/15/40 (a)	38,100	6,783
REMIC, Interest Only, 5.73%, 01/15/54 (a)	13,412	2,230
		388,340
Federal National Mortgage Association - 21.1%
Federal National Mortgage Association
4.50%, 04/01/26	9,886	10,658
3.00%, 09/01/33 - 10/01/33	123,736	128,289
3.50%, 09/01/43 - 01/01/45	49,871	52,474
REMIC, 1.50%, 03/25/28	12,094	11,903
REMIC, 3.00%, 06/25/33 - 12/25/44	62,714	62,618
REMIC, 4.00%, 10/25/40	4,605	4,899
REMIC, 2.00%, 09/25/41	9,514	9,431
REMIC, Interest Only, 6.51%, 12/25/25 (a)	5,102	841
REMIC, Interest Only, 6.43%, 02/25/35 - 01/25/40 (a)	59,909	9,590
REMIC, Interest Only, 6.33%, 09/25/41 (a)	4,443	902
		291,605
Government National Mortgage Association - 1.1%
Government National Mortgage Association REMIC
9.35%, 12/20/40 (a)	6,000	6,962
Interest Only, 5.92%, 03/20/40 (a)	23,888	3,410
Principal Only, 0.00%,03/16/33 (c)	5,225	5,210
		15,582

Total Government and Agency Obligations (cost $724,694)		755,588

SHORT TERM INVESTMENTS - 9.0%

Investment Company - 9.0%
JNL Money Market Fund, 0.01% (d) (e)	124,953	124,953

Total Short Term Investments (cost $124,953)		124,953

Total Investments - 100.6% (cost $1,359,680)		1,394,894
Other Assets and Liabilities, Net - (0.6%)		(8,573)
Total Net Assets - 100.0%		$1,386,321

(a)	Variable rate security. Rate stated was in effect as of March 31, 2015.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2015, the aggregate value of these liquid securities was $153,129 which represented 11.0% of net assets.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund

COMMON STOCKS - 1.7%

GERMANY - 0.6%
Deutsche Annington Immobilien SE	27	$899
Deutsche Wohnen AG	70	1,798
		2,697
SINGAPORE - 0.5%
Yoma Strategic Holdings Ltd. (a)	7,070	2,449

SRI LANKA - 0.5%
Commercial Bank of Ceylon Plc	270	336
Dialog Axiata Plc	3,653	285
Hatton National Bank Plc	149	249
John Keells Holdings Plc	891	1,334
		2,204
UNITED KINGDOM - 0.1%
Genel Energy Plc (a)	59	412

Total Common Stocks (cost $9,085)		7,762

CORPORATE BONDS AND NOTES - 1.8%

AZERBAIJAN - 0.3%
International Bank of Azerbaijan OJSC Via Rubrika, 6.17%, 05/10/17 (b)	$1,400	1,316

ETHIOPIA - 0.1%
Ethiopian Railways Corp. Term Loan, 4.11%, 08/01/21 (b) (c) (d) (m)	620	620

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GEORGIA - 0.9%
Bank of Georgia JSC, 7.75%, 07/05/17	4,109	4,214

RUSSIAN FEDERATION - 0.5%
Gazprom OAO Via Gaz Capital SA, 4.30%, 11/12/15 (e)	2,095	2,095

Total Corporate Bonds and Notes (cost $8,310)		8,245

GOVERNMENT AND AGENCY OBLIGATIONS - 72.2%

ANGOLA - 0.7%
Republic of Angola Via Northern Lights III BV, 7.00%, 08/16/19	3,425	3,419

ARGENTINA - 1.9%
Argentina Bonar Bond, 8.75%, 05/07/24	4,155	4,346
Argentina Republic Government International Bond, 8.28%, 12/31/33 (a) (f)	4,419	4,422
		8,768
BARBADOS - 0.9%
Barbados Government International Bond
6.63%, 12/05/35	4,095	3,374
6.63%, 12/05/35 (e)	723	596
		3,970
BELARUS - 0.4%
Republic of Belarus
8.75%, 08/03/15	1,264	1,237
8.95%, 01/26/18	883	803
		2,040
COLOMBIA - 0.4%
Colombia Government International Bond, 5.00%, 06/15/45	2,010	2,065

CROATIA - 4.7%
Croatia Government International Bond, 6.25%, 04/27/17	20,491	21,772

CYPRUS - 1.0%
Cyprus Government International Bond, 3.75%, 11/01/15 (e), EUR	4,554	4,869

CÔTE D’IVOIRE - 1.0%
Ivory Coast Government International Bond, 6.38%, 03/03/28 (e)	4,500	4,511

DOMINICAN REPUBLIC - 1.6%
Dominican Republic Central Bank Note, 12.00%, 04/05/19 (e), DOP	27,490	642
Dominican Republic International Bond
14.00%, 04/30/21 (e), DOP	15,500	391
15.95%, 06/04/21 (e), DOP	30,000	853
14.50%, 02/10/23 (e), DOP	4,200	110
14.50%, 02/10/23, DOP	48,400	1,272
11.50%, 05/10/24 (e), DOP	49,000	1,179
18.50%, 02/04/28 (e), DOP	1,900	60
18.50%, 02/04/28, DOP	96,500	3,028
		7,535
ECUADOR - 8.9%
Ecuador Government International Bond
9.38%, 12/15/15	12,098	12,249
10.50%, 03/24/20 (e)	7,450	7,469
7.95%, 06/20/24	18,167	16,032
7.95%, 06/20/24 (e)	6,282	5,544
		41,294
GREECE - 0.6%
Hellenic Republic Government Bond, 3.00%, 02/24/23 - 02/24/42 (g), EUR	4,840	2,569
		2,569
IRAQ - 1.7%
Republic of Iraq, 5.80%, 01/15/28	9,554	7,978

KENYA - 0.9%
Kenya Government International Bond, 6.88%, 06/24/24	3,895	4,067

LEBANON - 6.7%
Lebanon Government International Bond
4.10%, 06/12/15	1,720	1,720
8.50%, 08/06/15 - 01/19/16	7,055	7,261
Lebanon Treasury Note, 6.50%, 04/02/15 - 12/10/15, LBP	33,489,730	22,202
		31,183
MACEDONIA - 2.9%
Former Yugoslav Republic of Macedonia
3.98%, 07/24/21 (e), EUR	9,900	10,900
3.98%, 07/24/21, EUR	2,543	2,787
		13,687
MOZAMBIQUE - 0.9%
Republic of Mozambique, 6.31%, 09/11/20	4,295	4,124

NEW ZEALAND - 2.6%
New Zealand Government Bond, 5.50%, 04/15/23, NZD	3,604	3,122
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25 (b) (h), NZD	3,487	2,755
3.00%, 09/20/30 (b) (h), NZD	6,743	5,976
		11,853
NIGERIA - 0.6%
Nigeria Government International Bond, 5.13%, 07/12/18	2,671	2,608

PAKISTAN - 3.0%
Pakistan Government International Bond
7.13%, 03/31/16	979	1,001
6.88%, 06/01/17	1,016	1,039
7.25%, 04/15/19 (e)	2,546	2,617
8.25%, 04/15/24 (e)	1,954	2,059
8.25%, 04/15/24	6,983	7,360
		14,076
PHILIPPINES - 0.9%
Philippine Government International Bond
4.95%, 01/15/21, PHP	124,000	2,941
6.25%, 01/14/36, PHP	44,000	1,134
		4,075
RWANDA - 1.1%
Rwanda International Government Bond, 6.63%, 05/02/23	4,866	4,878

SERBIA - 7.3%
Republic of Serbia, 5.25%, 11/21/17	1,814	1,881
Serbia Treasury Bond
11.50%, 10/26/15, RSD	244,090	2,231
10.00%, 01/30/16 - 02/05/22, RSD	3,225,020	28,433
4.00%, 11/08/16, EUR	1,216	1,320
		33,865

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2015

	Shares/Par/Contracts †	Value
SLOVENIA - 5.8%
Slovenia Government Bond
4.63%, 09/09/24, EUR	1,915	2,697
5.13%, 03/30/26, EUR	5,689	8,549
Slovenia Government International Bond
4.13%, 02/18/19	4,296	4,542
5.50%, 10/26/22	2,695	3,106
5.85%, 05/10/23	1,325	1,567
5.85%, 05/10/23 (e)	5,263	6,223
		26,684
SRI LANKA - 4.0%
Sri Lanka Government Bond
8.00%, 09/01/16, LKR	945,870	7,170
11.20%, 07/01/22 - 09/01/23, LKR	350,150	2,864
Sri Lanka Government International Bond
6.00%, 01/14/19	610	625
6.25%, 10/04/20 - 07/27/21	2,748	2,839
5.88%, 07/25/22	4,972	5,038
		18,536
TANZANIA - 1.5%
Tanzania Government International Bond, 6.40%, 03/08/20 (b)	6,828	7,033

TURKEY - 3.0%
Turkey Government Inflation Indexed Bond
4.00%, 04/01/20 (i), TRY	343	146
3.00%, 01/06/21 - 07/21/21 (i), TRY	32,665	13,398
2.00%, 10/26/22 (i), TRY	462	179
		13,723
UGANDA - 0.2%
Republic of Uganda Government Bond, 14.12%, 12/01/16 (b), UGX	3,020,800	981

UNITED STATES OF AMERICA - 0.8%
Federal Home Loan Mortgage Corp. Interest Only REMIC, 5.93%, 06/15/32 (b)	4,645	705
Federal National Mortgage Association REMIC
Interest Only, 6.03%, 03/25/33 (b)	1,651	314
Interest Only, 5.88%, 11/25/38 (b)	4,516	427
Interest Only, 6.08%, 07/25/42 - 04/25/43 (b)	8,437	1,509
Interest Only, 5.98%, 01/25/43 (b)	4,214	783
		3,738
VENEZUELA - 4.8%
Venezuela Government International Bond
5.75%, 02/26/16	19,012	14,591
9.25%, 09/15/27	9,582	3,823
11.95%, 08/05/31	9,997	4,069
		22,483
ZAMBIA - 1.4%
Zambia Government International Bond, 8.50%, 04/14/24 (e)	6,124	6,492

Total Government and Agency Obligations (cost $352,276)		334,876

INVESTMENT COMPANIES - 0.5%
Fondul Proprietatea SA	10,011	2,104

Total Investment Companies (cost $2,514)		2,104

PURCHASED OPTIONS - 2.7%
British Pound versus USD Call Option, Strike Price 1.52, Expiration 11/10/15, BNP	3,614,000	169
British Pound versus USD Call Option, Strike Price 1.52, Expiration 11/10/15, GSI	14,795,000	691
Euro versus USD Call Option, Strike Price 1.10, Expiration 11/01/16, DUB	13,983,000	813
Euro versus USD Call Option, Strike Price 1.19, Expiration 10/29/19, GSI	13,983,000	1,342
Euro versus USD Call Option, Strike Price 1.30, Expiration 07/30/15, CIT	11,877,000	2,024
Euro versus USD Call Option, Strike Price 1.38, Expiration 04/29/15, CIT	7,422,643	1,652
Euro versus USD Put Option, Strike Price 1.35, Expiration 7/30/15, CIT	11,877,000	2,388
IBEX 35 Mini-Index Future Put Option, Strike Price EUR 9,000, Expiration 12/18/15, CIT	901	172
Japanese Yen versus USD Call Option, Strike Price JPY 105, Expiration 06/22/15, CIT, DUB, GSI	23,881,000	2,954
Japanese Yen versus USD Call Option, Strike Price JPY 120, Expiration 11/11/15, GSI	6,306,000	179
Japanese Yen versus USD Call Option, Strike Price JPY 120, Expiration 11/11/15, JPM	7,294,000	207

Total Purchased Options (cost $4,712)		12,591

SHORT TERM INVESTMENTS - 19.7%

Investment Company - 7.9%
JNL Money Market Fund, 0.01% (j) (k)	36,704	36,704

Repurchase Agreements - 1.9%

Spain - 1.9%
Repurchase Agreement with BOA, (0.25)% (Collateralized by EUR 5,943 Spain Government Bond, 5.75% due 01/31/23, value EUR 7,917) acquired on 03/26/15, due 04/08/15 at $8,855 (d), EUR	8,236	8,855

Treasury Securities - 9.9%
Lebanon Treasury Bill, 0.00%, 01/28/16, LBP	8,341,680	5,281
Philippine Treasury Bill, 0.03%, 05/06/15, PHP	16,920	378
Republic of Uganda Treasury Bill
0.00%,05/14/15, UGX	949,200	314
0.00%,05/28/15, UGX	1,224,100	402
0.00%,06/11/15, UGX	1,992,900	651
0.00%,06/24/15, UGX	557,000	181
0.00%,09/03/15, UGX	595,000	188
Serbia Treasury Bill, 0.00%, 11/26/15, EUR	3,817	4,050
Sri Lanka Treasury Bill
0.04%, 09/11/15, LKR	250,380	1,825
0.04%, 02/05/16, LKR	1,576,570	11,176
U.S. Treasury Bill
0.01%, 04/02/15 (l)	$10,000	10,000
0.07%, 05/14/15 (l)	10,000	10,000
Uruguay Treasury Bill
0.51%, 05/22/15, UYU	5,840	223
0.46%, 08/20/15, UYU	13,080	483
0.47%, 10/08/15, UYU	20,240	734
0.46%, 01/14/16, UYU	2,000	70
0.42%, 07/28/16, UYU	5,615	184
		46,140

Total Short Term Investments (cost $93,024)		91,699

Total Investments - 98.6% (cost $469,921)		457,277
Total Securities Sold Short - (1.8%) (proceeds $8,064)		(8,512)
Other Assets and Liabilities, Net - 3.2%		14,785
Total Net Assets - 100.0%		$463,550

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

	Shares/Par †	Value
SECURITIES SOLD SHORT - 1.8%

GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%

SPAIN - 1.8%
Spain Government Bond, 5.40%, 01/31/23 (e), EUR	5,943	$8,512

Total Securities Sold Short - 1.8% (proceeds $8,064)		$8,512

(a)	Non-income producing security.
(b)	Variable rate security. Rate stated was in effect as of March 31, 2015.
(c)

Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedules of Investments.

(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(e)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2015, the aggregate value of these liquid securities was $56,611 for long term investments and ($8,512) for securities sold short which represented 12.2% and (1.8%) of net assets, respectively.

(f)	Security is in default relating to principal, dividends and/or interest.
(g)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2015.
(h)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(i)	Treasury inflation indexed note, par amount is adjusted for inflation.
(j)	Investment in affiliate.
(k)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.
(l)	All or a portion of the security is pledged or segregated as collateral.
(m)	Unfunded loan commitment. See Unfunded Loan Commitments in the Notes to Schedules of Investments.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2015

Schedule of Written Options

	Expiration Date	Exercise Price		Notional Contracts	Value
Foreign Currency Options
Euro versus USD Call Option, CIT	04/29/2015		1.38	7,422,642	$(1,651)
Euro versus USD Call Option, CIT	07/30/2015		1.30	11,877,000	(2,024)
Euro versus USD Put Option, CIT	07/30/2015		1.35	11,877,000	(2,388)
Japanese Yen versus USD Call Option, DUB	06/22/2015	JPY	105.00	11,996,000	(1,484)
Japanese Yen versus USD Put Option, GSI	06/22/2015	JPY	105.00	11,885,000	(1,470)
				55,057,642	$(9,017)

Summary of Written Options

	Notional Contracts	Premiums
Options outstanding at December 31, 2014	83,857,642	$2,818
Options written during the period	—	—
Options closed during the period	—	—
Options expired during the period	(28,800,000)	(600)
Options outstanding at March 31, 2015	(55,057,642)	$2,218

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
10-Year USD Deliverable Interest Rate Swap Future	June 2015	22	$(44)
10-Year USD Deliverable Interest Rate Swap Future	June 2015	(497)	(975)
2-Year USD Deliverable Interest Rate Swap Future	June 2015	(206)	(102)
30-Year USD Deliverable Interest Rate Swap Future	June 2015	(13)	(63)
5-Year USD Deliverable Interest Rate Swap Future	June 2015	(289)	(373)
90-Day Eurodollar Future	March 2017	(948)	(427)
Euro-Bobl Future	June 2015	(450)	(167)
Euro-Bund Future	June 2015	(44)	(92)
Set 50 Index Future	June 2015	(676)	8
SGX CNX Nifty Index Future	April 2015	618	(168)
Tokyo Price Index Future	June 2015	39	53
U.S. Treasury Note Future, 10-Year	June 2015	(14)	(24)
USD Denominated Nikkei 225 Future	June 2015	17	3
			$(2,371)

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
CLP/USD	04/01/2015	GSC	CLP	28,207	$45	$—
CLP/USD	05/19/2015	BNP	CLP	2,864,830	4,568	(10)
CLP/USD	06/18/2015	BNP	CLP	1,947,721	3,097	76
CNY/USD	09/24/2015	DUB	CNY	29,190	4,627	(44)
CNY/USD	09/24/2015	SCB	CNY	29,100	4,613	(42)
CNY/USD	09/28/2015	SCB	CNY	29,780	4,719	(42)
CNY/USD	09/28/2015	JPM	CNY	28,500	4,516	(40)
CNY/USD	03/02/2016	JPM	CNY	39,153	6,140	10
CNY/USD	03/02/2016	SCB	CNY	39,153	6,140	10
CNY/USD	03/07/2016	BNP	CNY	18,983	2,976	4
CNY/USD	03/07/2016	SCB	CNY	20,281	3,180	4
EUR/HUF	04/16/2015	BNP	HUF	(2,498,937)	(8,939)	(574)
EUR/HUF	06/11/2015	BOA	HUF	(1,128,663)	(4,033)	(66)
EUR/HUF	06/11/2015	SCB	HUF	(683,749)	(2,443)	(39)
EUR/HUF	06/18/2015	JPM	HUF	(2,061,320)	(7,365)	(77)
EUR/HUF	07/09/2015	MSC	HUF	(1,588,636)	(5,673)	(361)

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
EUR/HUF	07/09/2015	DUB	HUF	(764,026)	$(2,729)	$(46)
EUR/SEK	04/13/2015	GSC	SEK	(63,445)	(7,368)	(244)
EUR/SEK	05/04/2015	BNP	SEK	(52,178)	(6,062)	(181)
EUR/USD	04/01/2015	DUB	EUR	25,062	26,948	(298)
EUR/USD	04/01/2015	GSC	EUR	935	1,006	(7)
EUR/USD	04/16/2015	SCB	EUR	3,210	3,452	(249)
EUR/USD	04/16/2015	DUB	EUR	2,464	2,650	(189)
EUR/USD	05/06/2015	JPM	EUR	8,213	8,835	(465)
EUR/USD	05/13/2015	JPM	EUR	656	706	(37)
EUR/USD	05/27/2015	SCB	EUR	2,591	2,788	43
EUR/USD	06/10/2015	JPM	EUR	186	200	(2)
EUR/USD	06/16/2015	GSC	EUR	302	325	7
IDR/USD	04/16/2015	BOA	IDR	54,195,150	4,132	(104)
IDR/USD	04/22/2015	SCB	IDR	16,100,550	1,226	(22)
IDR/USD	04/23/2015	GSC	IDR	14,253,340	1,085	(31)
IDR/USD	04/23/2015	JPM	IDR	44,719,967	3,404	(40)
IDR/USD	04/30/2015	JPM	IDR	69,240,038	5,262	(201)
IDR/USD	05/13/2015	BNP	IDR	21,748,155	1,647	(33)
IDR/USD	05/13/2015	GSC	IDR	19,129,283	1,448	(27)
IDR/USD	05/13/2015	SCB	IDR	8,992,052	681	(11)
IDR/USD	05/26/2015	GSC	IDR	23,679,649	1,786	(8)
INR/USD	04/09/2015	CGM	INR	397,439	6,341	(49)
INR/USD	04/20/2015	DUB	INR	248,390	3,954	(2)
INR/USD	04/20/2015	SCB	INR	204,745	3,259	(5)
INR/USD	04/20/2015	JPM	INR	218,710	3,481	(6)
INR/USD	05/19/2015	BNP	INR	148,453	2,348	9
INR/USD	05/26/2015	DUB	INR	287,081	4,533	(12)
INR/USD	05/26/2015	BOA	INR	262,080	4,138	(11)
MXN/USD	04/28/2015	MSC	MXN	30,479	1,995	(76)
MXN/USD	04/28/2015	CGM	MXN	30,396	1,989	(74)
MXN/USD	05/12/2015	BOA	MXN	125,014	8,173	(193)
MXN/USD	05/19/2015	MSC	MXN	97,768	6,389	(153)
MXN/USD	05/19/2015	JPM	MXN	99,595	6,508	(159)
NZD/USD	04/21/2015	SCB	NZD	10,152	7,574	(183)
NZD/USD	04/21/2015	GSC	NZD	3,713	2,770	(59)
NZD/USD	04/21/2015	BOA	NZD	6,051	4,515	(109)
NZD/USD	04/21/2015	BNP	NZD	6,217	4,639	(111)
PHP/USD	04/07/2015	BNP	PHP	8,526	191	2
PHP/USD	04/07/2015	CGM	PHP	19,694	440	5
PHP/USD	04/08/2015	SCB	PHP	47,209	1,056	10
PHP/USD	05/12/2015	BOA	PHP	523,847	11,690	(74)
PLN/EUR	04/09/2015	BOA	EUR	(1,274)	(1,370)	34
PLN/EUR	04/16/2015	MSC	EUR	(3,919)	(4,215)	236
PLN/EUR	04/16/2015	BNP	EUR	(3,887)	(4,180)	233
PLN/EUR	04/20/2015	BNP	EUR	(4,111)	(4,421)	258
PLN/USD	06/22/2015	BNP	PLN	1,291	340	10
RSD/EUR	04/29/2015	CGM	EUR	(5,128)	(5,516)	75
RSD/EUR	09/21/2015	CGM	EUR	(1,092)	(1,177)	14
RSD/EUR	09/23/2015	DUB	EUR	(434)	(468)	5
RSD/EUR	10/13/2015	CGM	EUR	(606)	(654)	40
RSD/EUR	10/13/2015	DUB	EUR	(74)	(80)	5
RUB/USD	04/29/2015	JPM	RUB	172,440	2,924	372
RUB/USD	04/29/2015	DUB	RUB	42,590	722	96
SEK/EUR	04/13/2015	SCB	EUR	(3,514)	(3,779)	88
SEK/EUR	05/04/2015	SCB	EUR	(2,070)	(2,227)	33
SEK/EUR	05/04/2015	MSC	EUR	(2,376)	(2,556)	40
SEK/EUR	05/18/2015	BNP	EUR	(4,216)	(4,536)	172
TRY/USD	05/21/2015	BNP	TRY	20,241	7,686	(783)
TRY/USD	05/21/2015	BOA	TRY	9,817	3,728	(547)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
TRY/USD	05/21/2015	MSC	TRY	6,459	$2,452	$(362)
TRY/USD	05/21/2015	SCB	TRY	4,398	1,670	(145)
TRY/USD	05/21/2015	DUB	TRY	1,288	489	(65)
TRY/ZAR	01/13/2016	SCB	ZAR	(42,222)	(3,312)	(265)
USD/AUD	04/13/2015	GSC	AUD	(15,518)	(11,811)	705
USD/AUD	04/30/2015	GSC	AUD	(9,597)	(7,297)	295
USD/AUD	05/06/2015	MSC	AUD	(18,390)	(13,978)	287
USD/AUD	06/16/2015	GSC	AUD	(5,529)	(4,193)	32
USD/CAD	06/24/2015	SCB	CAD	(12,869)	(10,149)	126
USD/CAD	06/24/2015	GSC	CAD	(5,118)	(4,036)	44
USD/CAD	06/24/2015	BNP	CAD	(14,711)	(11,602)	166
USD/CAD	06/24/2015	DUB	CAD	(2,274)	(1,794)	26
USD/CLF	04/01/2015	GSC	CLF	(1)	(52)	—
USD/EUR	04/01/2015	DUB	EUR	(25,062)	(26,948)	1,965
USD/EUR	04/08/2015	GSC	EUR	(1,113)	(1,197)	161
USD/EUR	04/16/2015	DUB	EUR	(5,381)	(5,787)	541
USD/EUR	04/16/2015	SCB	EUR	(7,237)	(7,783)	725
USD/EUR	04/22/2015	GSC	EUR	(2,527)	(2,718)	184
USD/EUR	04/29/2015	SCB	EUR	(9,130)	(9,821)	647
USD/EUR	05/06/2015	JPM	EUR	(8,213)	(8,835)	697
USD/EUR	05/13/2015	JPM	EUR	(656)	(706)	33
USD/EUR	05/20/2015	GSC	EUR	(13,072)	(14,064)	617
USD/EUR	05/22/2015	GSC	EUR	(3,115)	(3,352)	175
USD/EUR	05/27/2015	SCB	EUR	(32,203)	(34,652)	1,485
USD/EUR	06/08/2015	GSC	EUR	(1,000)	(1,076)	38
USD/EUR	06/10/2015	JPM	EUR	(4,883)	(5,255)	236
USD/EUR	06/16/2015	GSC	EUR	(302)	(325)	(3)
USD/EUR	06/25/2015	CGM	EUR	(3,825)	(4,118)	14
USD/EUR	06/25/2015	GSC	EUR	(4,831)	(5,201)	13
USD/EUR	06/25/2015	DUB	EUR	(5,104)	(5,495)	9
USD/EUR	07/01/2015	DUB	EUR	(10,675)	(11,493)	132
USD/EUR	11/27/2015	SCB	EUR	(3,931)	(4,245)	702
USD/GBP	05/18/2015	BNP	GBP	(410)	(607)	22
USD/GBP	06/23/2015	SCB	GBP	(6,280)	(9,311)	5
USD/IDR	04/16/2015	DUB	IDR	(54,195,150)	(4,132)	(29)
USD/IDR	04/22/2015	BNP	IDR	(16,100,550)	(1,226)	—
USD/IDR	04/30/2015	BOA	IDR	(65,806,803)	(5,001)	(88)
USD/IDR	05/13/2015	GSC	IDR	(49,869,490)	(3,776)	(63)
USD/JPY	04/06/2015	SCB	JPY	(232,971)	(1,943)	16
USD/JPY	04/16/2015	GSC	JPY	(643,768)	(5,369)	138
USD/JPY	05/18/2015	GSC	JPY	(1,920,114)	(16,020)	129
USD/JPY	06/11/2015	SCB	JPY	(102,645)	(857)	(7)
USD/JPY	06/11/2015	GSC	JPY	(100,363)	(838)	(7)
USD/MXN	05/12/2015	SCB	MXN	(19,120)	(1,250)	(25)
USD/MXN	05/12/2015	BNP	MXN	(95,925)	(6,271)	(157)
USD/NZD	04/21/2015	GSC	NZD	(14,090)	(10,513)	365
USD/NZD	04/21/2015	SCB	NZD	(14,090)	(10,513)	369
USD/NZD	04/30/2015	JPM	NZD	(15,714)	(11,714)	(49)
USD/NZD	05/04/2015	JPM	NZD	(16,095)	(11,993)	(395)
USD/NZD	06/16/2015	JPM	NZD	(8,472)	(6,287)	(58)
USD/OMR	04/01/2016	BNP	OMR	(2,303)	(5,961)	(4)
USD/OMR	03/23/2017	BNP	OMR	(1,156)	(2,979)	—
USD/OMR	03/27/2017	BNP	OMR	(1,156)	(2,979)	—
USD/RON	05/20/2015	JPM	RON	(9,451)	(2,300)	111
USD/RUB	04/29/2015	JPM	RUB	(215,030)	(3,645)	1,180
USD/SGD	06/02/2015	SCB	SGD	(3,638)	(2,647)	35
USD/TRY	05/21/2015	GSC	TRY	(22,108)	(8,394)	25
USD/TRY	05/21/2015	BNP	TRY	(26,343)	(10,002)	1,157
USD/TRY	05/21/2015	SCB	TRY	(10,088)	(3,830)	409

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/TRY	01/13/2016	BNP	TRY	(2,826)	$(1,017)	$21
USD/TRY	01/13/2016	SCB	TRY	(5,317)	(1,913)	39
USD/TRY	01/13/2016	BNP	TRY	(326)	(117)	(2)
USD/TWD	04/13/2015	JPM	TWD	(68,230)	(2,181)	(47)
USD/TWD	04/13/2015	GSC	TWD	(75,982)	(2,428)	(53)
USD/TWD	05/04/2015	CGM	TWD	(73,686)	(2,355)	(13)
USD/TWD	05/04/2015	GSC	TWD	(73,093)	(2,336)	(12)
USD/TWD	05/12/2015	JPM	TWD	(220,591)	(7,051)	(53)
USD/TWD	05/12/2015	BOA	TWD	(88,650)	(2,833)	(18)
USD/TWD	05/12/2015	DUB	TWD	(73,959)	(2,364)	(15)
USD/TWD	05/29/2015	DUB	TWD	(90,750)	(2,901)	(31)
USD/TWD	05/29/2015	SCB	TWD	(83,367)	(2,665)	(29)
USD/TWD	05/29/2015	GSC	TWD	(90,740)	(2,901)	(31)
USD/TWD	06/04/2015	JPM	TWD	(66,777)	(2,135)	(11)
USD/TWD	06/04/2015	BNP	TWD	(70,117)	(2,241)	(11)
USD/TWD	06/22/2015	DUB	TWD	(103,432)	(3,307)	(37)
USD/ZAR	04/07/2015	DUB	ZAR	(47,517)	(3,914)	83
USD/ZAR	04/07/2015	BNP	ZAR	(47,517)	(3,914)	80
USD/ZAR	06/08/2015	BNP	ZAR	(12,742)	(1,039)	25
USD/ZAR	06/23/2015	BNP	ZAR	(65,743)	(5,346)	(35)
UYU/USD	04/30/2015	CGM	UYU	33,000	1,264	(39)
UYU/USD	08/26/2015	CGM	UYU	34,790	1,286	(59)
UYU/USD	09/28/2015	CGM	UYU	79,241	2,900	(59)
					$(282,756)	$7,782

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
DUB	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.89%	11/28/2019	MYR	11,717	$—	$15
GSI	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.92%	11/24/2019	MYR	3,250	—	6
JPM	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.90%	11/27/2019	MYR	10,730	—	16
SCB	3-Month Kuala Lumpur Interbank Offered Rate	Paying	3.93%	11/25/2019	MYR	10,503	—	19
JPM	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.06%	06/04/2023	NZD	1,890	—	49
BOA	3-Month Poland Warsaw Interbank Rate	Paying	2.73%	05/27/2018	PLN	72,500	—	846
DUB	Brazil Interbank Deposit Rate	Receiving	11.81%	01/02/2017	BRL	96,599	—	(576)
DUB	Brazil Interbank Deposit Rate	Paying	12.19%	01/02/2017	BRL	27,826	—	(109)
DUB	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2017	BRL	68,694	—	(268)
DUB	Brazil Interbank Deposit Rate	Paying	12.03%	01/02/2017	BRL	5,687	—	(27)
DUB	Brazil Interbank Deposit Rate	Paying	12.31%	01/02/2017	BRL	58,823	—	(215)
GSI	Brazil Interbank Deposit Rate	Paying	13.35%	01/04/2016	BRL	69,237	—	48
GSI	Brazil Interbank Deposit Rate	Paying	12.87%	01/04/2016	BRL	91,519	—	(55)
GSI	Brazil Interbank Deposit Rate	Paying	12.87%	01/04/2016	BRL	177,671	—	(107)
GSI	Brazil Interbank Deposit Rate	Paying	12.14%	01/02/2017	BRL	57,124	—	(241)
GSI	Brazil Interbank Deposit Rate	Paying	12.08%	01/02/2017	BRL	67,484	—	(317)
GSI	Brazil Interbank Deposit Rate	Paying	12.02%	01/02/2017	BRL	58,386	—	(292)
GSI	Brazil Interbank Deposit Rate	Paying	12.33%	01/02/2017	BRL	29,412	—	(104)
GSI	Brazil Interbank Deposit Rate	Paying	12.33%	01/02/2017	BRL	66,356	—	(236)
GSI	Brazil Interbank Deposit Rate	Paying	13.65%	01/02/2017	BRL	234,857	—	345
GSI	Brazil Interbank Deposit Rate	Paying	13.26%	01/02/2018	BRL	125,421	—	141
GSI	Brazil Interbank Deposit Rate	Paying	13.27%	01/02/2018	BRL	45,104	—	54
GSI	Brazil Interbank Deposit Rate	Receiving	11.51%	01/02/2023	BRL	30,230	—	374
GSI	Brazil Interbank Deposit Rate	Receiving	11.64%	01/02/2023	BRL	26,372	—	286
DUB	Chilean Interbank Rate	Receiving	3.70%	08/07/2018	CLP	3,319,072	—	(19)
DUB	Chilean Interbank Rate	Receiving	3.60%	08/08/2018	CLP	3,387,520	—	(1)
GSI	Chilean Interbank Rate	Receiving	4.05%	11/17/2019	CLP	1,280,036	—	(26)

See accompanying Notes to Schedules of Investments.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements (continued)
GSI	Chilean Interbank Rate	Receiving	3.79%	11/25/2019	CLP	1,312,858	$—	$—
GSI	Chilean Interbank Rate	Receiving	3.77%	11/26/2019	CLP	853,357	—	1
GSI	Chilean Interbank Rate	Receiving	3.69%	12/03/2019	CLP	1,772,358	—	14
GSI	Chilean Interbank Rate	Receiving	3.76%	12/09/2019	CLP	2,287,277	—	7
GSI	Chilean Interbank Rate	Receiving	3.70%	12/15/2019	CLP	892,790	—	7
BOA	Colombian Interbank Rate	Paying	4.48%	11/10/2016	COP	11,675,598	—	(9)
BOA	Colombian Interbank Rate	Paying	4.41%	11/14/2016	COP	5,693,849	—	(7)
BOA	Colombian Interbank Rate	Paying	4.45%	11/15/2016	COP	5,693,849	—	(5)
BOA	Colombian Interbank Rate	Paying	4.37%	11/21/2016	COP	16,418,279	—	(24)
BOA	Colombian Interbank Rate	Paying	4.37%	11/24/2016	COP	13,134,620	—	(19)
CIT	Colombian Interbank Rate	Paying	4.28%	11/28/2016	COP	9,009,720	—	(19)
CIT	Colombian Interbank Rate	Paying	4.29%	12/01/2016	COP	9,009,720	—	(18)
MSC	Colombian Interbank Rate	Paying	4.49%	11/10/2016	COP	7,799,577	—	(6)
MSC	Colombian Interbank Rate	Paying	4.46%	11/15/2016	COP	7,832,884	—	(7)
							$—	$(479)

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	2.75%	06/17/2025		3,400	$(35)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.03%	11/26/2017	NZD	27,253	256
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.02%	11/27/2017	NZD	10,220	94
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.96%	11/28/2017	NZD	19,097	154
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.96%	04/29/2024	NZD	6,530	491
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.77%	03/05/2025	NZD	4,292	4
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	1.95%	10/27/2019	PLN	68,947	93
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	1.72%	02/27/2020	PLN	16,787	(30)
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	1.78%	02/27/2020	PLN	10,726	(12)
N/A	6-Month Poland Warsaw Interbank Offered Rate	Paying	1.78%	02/27/2020	PLN	50,127	(54)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.75%	06/12/2024	JPY	751,525	(143)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.52%	12/24/2024	JPY	3,939,100	140
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.51%	01/07/2025	JPY	113,775	5
							$963

Schedule of Cross Currency Swap Agreements

Counterparty	Receive Rate (7)	Pay Rate (7)	Expiration Date	Notional Amount Received (1)		Notional Amount Delivered (1)		Unrealized Appreciation / (Depreciation)
DUB	Fixed rate of 0.95%	Sinacofi Chile Interbank Rate	08/08/2018	CLF	136	CLP	(3,261,544)	$151
DUB	Fixed rate of 1.00%	Sinacofi Chile Interbank Rate	08/07/2018	CLF	130	CLP	(3,131,015)	154
GSI	Fixed rate of 1.01%	Sinacofi Chile Interbank Rate	11/26/2019	CLF	35	CLP	(857,357)	14
GSI	Fixed rate of 1.03%	Sinacofi Chile Interbank Rate	11/25/2019	CLF	52	CLP	(1,268,475)	2
GSI	Fixed rate of 1.09%	Sinacofi Chile Interbank Rate	11/03/2019	CLF	70	CLP	(1,718,700)	3
GSI	Fixed rate of 1.17%	Sinacofi Chile Interbank Rate	12/09/2019	CLF	96	CLP	(2,356,296)	49
GSI	Fixed rate of 1.29%	Sinacofi Chile Interbank Rate	11/17/2019	CLF	52	CLP	(1,265,114)	33
GSI	Fixed rate of 1.29%	Sinacofi Chile Interbank Rate	12/15/2019	CLF	33	CLP	(816,265)	13
JPM	3-Month LIBOR	Fixed rate of 5.85%	01/06/2021		9,387	TRY	(17,366)	3,552
JPM	3-Month LIBOR	Fixed rate of 7.86%	07/21/2021		7,142	TRY	(13,678)	1,873
JPM	Fixed rate of 10.76%	3-Month LIBOR	04/08/2016	TRY	7,891		(3,705)	(297)
								$5,547

See accompanying Notes to Schedules of Investments.

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
GSI	Central Bank of Tunisia, 8.25%, 09/19/2027	N/A	1.00%	06/20/2018	$3,200	$149	$424	$(275)
DUB	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,900	(64)	(36)	(28)
JPM	Kingdom of Thailand, 7.07%, 09/30/2013	N/A	1.00%	06/20/2018	4,250	(56)	(15)	(41)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	1.00%	06/20/2018	17,491	1,181	2,422	(1,241)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	228	(13)	(12)	(1)
GSI	Lebanese Republic, 11.63%, 05/11/2016	N/A	5.00%	12/20/2018	245	(14)	(13)	(1)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2018	11,250	(172)	(143)	(29)
CIT	Republic of Croatia, 5.00%, 04/15/2014	N/A	1.00%	06/20/2018	690	22	57	(35)
GSI	Republic of Croatia, 6.25%, 04/27/2017	N/A	1.00%	03/20/2019	900	43	55	(12)
GSI	Republic of Croatia, 6.25%, 04/27/2017	N/A	1.00%	03/20/2020	18,870	1,348	1,610	(262)
GSI	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	12/20/2023	13,500	1,511	1,769	(258)
JPM	Republic of South Africa, 5.50%, 03/09/2020	N/A	1.00%	06/20/2023	20,000	2,083	1,838	245
BNP	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2023	1,500	296	117	179
BNP	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2023	6,500	1,285	489	796
DUB	Russian Federation, 7.50%, 03/31/2030	N/A	1.00%	06/20/2018	9,906	868	182	686
BNP	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,019	(15)	(19)	4
BOA	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,020	(14)	(24)	10
BOA	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,020	(15)	(26)	11
CIT	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	3,830	(56)	(89)	33
DUB	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,019	(15)	(18)	3
GSI	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	2,506	23	4	19
GSI	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	12/20/2023	700	6	2	4
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	03/20/2019	900	(13)	(15)	2
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	1,953	(29)	(38)	9
JPM	State of Qatar, 9.75%, 06/15/2030	N/A	1.00%	06/20/2019	970	(15)	(25)	10
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	5,080	227	146	81
BNP	United Mexican States, 5.95%, 03/19/2019	N/A	1.00%	06/20/2023	1,211	55	28	27
					$134,658	$8,606	$8,670	$(64)
Credit default swap agreements - sell protection (3)
BNP	Republic of Colombia, 10.38%, 01/28/2033	1.54%	1.00%	03/20/2020	$(2,430)	$(61)	$(80)	$19
BNP	Republic of Colombia, 10.38%, 01/28/2033	1.54%	1.00%	03/20/2020	(1,460)	(37)	(48)	11
BNP	Republic of Colombia, 10.38%, 01/28/2033	1.54%	1.00%	03/20/2020	(1,000)	(25)	(32)	7
GSI	Republic of Colombia, 10.38%, 01/28/2033	1.54%	1.00%	03/20/2020	(797)	(20)	(27)	7
JPM	Republic of Colombia, 10.38%, 01/28/2033	1.54%	1.00%	03/20/2020	(970)	(24)	(32)	8
GSI	Republic of South Africa, 5.50%, 03/09/2020	1.69%	1.00%	12/20/2018	(10,000)	(245)	(502)	257
JPM	Republic of South Africa, 5.50%, 03/09/2020	1.54%	1.00%	06/20/2018	(20,000)	(332)	(516)	184
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.51%	1.00%	06/20/2023	(2,000)	(211)	(120)	(91)
BNP	Republic of Turkey, 11.88%, 01/15/2030	2.51%	1.00%	06/20/2023	(2,236)	(236)	(128)	(108)
GSI	Republic of Turkey, 11.88%, 01/15/2030	1.70%	1.00%	09/20/2018	(5,450)	(127)	(115)	(12)
GSI	Republic of Turkey, 11.88%, 01/15/2030	1.70%	1.00%	09/20/2018	(3,300)	(76)	(65)	(11)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.70%	1.00%	09/20/2018	(2,570)	(59)	(52)	(7)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.70%	1.00%	09/20/2018	(7,980)	(185)	(162)	(23)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.70%	1.00%	09/20/2018	(5,450)	(126)	(116)	(10)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.70%	1.00%	09/20/2018	(1,090)	(25)	(23)	(2)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.70%	1.00%	09/20/2018	(3,300)	(76)	(67)	(9)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.70%	1.00%	09/20/2018	(1,100)	(25)	(21)	(4)
MSC	Republic of Turkey, 11.88%, 01/15/2030	1.70%	1.00%	09/20/2018	(1,600)	(38)	(34)	(4)
BNP	Russian Federation, 7.50%, 03/31/2030	4.02%	1.00%	03/20/2019	(1,150)	(124)	(68)	(56)
DUB	Russian Federation, 7.50%, 03/31/2030	4.02%	1.00%	03/20/2019	(1,700)	(182)	(101)	(81)
GSI	Russian Federation, 7.50%, 03/31/2030	4.02%	1.00%	03/20/2019	(960)	(103)	(57)	(46)
					$(76,543)	$(2,337)	$(2,366)	$29

See accompanying Notes to Schedules of Investments.

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount		Unrealized Appreciation
CIT	Sri Lanka Government Bond, 6.20%, 6/15/2015	3-Month LIBOR +1.00%	06/15/2015	LKR	138,850	$26

Schedule of Over the Counter Non-Deliverable Bond Forward Contracts

Counterparty	Receiving Return of Reference Obligation	Expiration Date	Notional Amount(1)		Unrealized Appreciation/ (Depreciation)
DUB	Republic of Colombia Treasury Bond, 7.25%, 06/15/2016	05/22/2015	COP	31,840,000,000	$28
BOA	Republic of Colombia Treasury Bond, 7.25%, 06/15/2016	04/21/2015	COP	98,000,000,000	(109)
DUB	Republic of Colombia Treasury Bond, 10.00%, 07/24/2024	05/22/2015	COP	18,896,400,000	(43)
					$(124)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(7)Payments delivered or received are based on the notional amount.

See accompanying Notes to Schedules of Investments.

Curian/Epoch Global Shareholder Yield Fund

	Shares/Par †	Value
COMMON STOCKS - 96.8%

CONSUMER DISCRETIONARY - 4.8%
Daimler AG (a)	7	$677
Mattel Inc.	2	35
McDonald’s Corp.	4	386
Pearson Plc	28	608
Regal Entertainment Group - Class A	23	529
Shaw Communications Inc. - Class B (a)	22	501
Wolters Kluwer NV	13	432
		3,168
CONSUMER STAPLES - 13.5%
Altria Group Inc.	24	1,182
British American Tobacco Plc	13	699
Coca-Cola Co.	9	352
Diageo Plc - ADR (a)	3	299
Imperial Tobacco Group Plc	26	1,130
Kimberly-Clark Corp.	5	577
Lorillard Inc.	18	1,145
Nestle SA	5	368
PepsiCo Inc.	4	390
Philip Morris International Inc.	14	1,039
Reynolds American Inc.	17	1,202
Unilever Plc	11	452
		8,835
ENERGY - 8.7%
ConocoPhillips Co.	8	502
Enterprise Products Partners LP	14	467
Kinder Morgan Inc.	26	1,114
MarkWest Energy Partners LP	6	392
Occidental Petroleum Corp.	6	438
Royal Dutch Shell Plc - ADR - Class A	15	913
Statoil ASA	39	690
Targa Resources Partners LP	7	287
Total SA	18	884
		5,687
FINANCIALS - 13.1%
Aberdeen Asset Management Plc	57	390
Allianz SE	3	521
Arthur J. Gallagher & Co.	8	352
AXA SA	16	403
CME Group Inc.	5	497
Commonwealth Bank of Australia	6	451
Health Care REIT Inc.	16	1,227
Muenchener Rueckversicherungs AG	5	1,055
People’s United Financial Inc.	29	435
SCOR SE	21	721
Svenska Handelsbanken AB - Class A	18	815
Unibail-Rodamco SE	2	652
Wells Fargo & Co.	10	553
Westpac Banking Corp.	17	508
		8,580
HEALTH CARE - 7.1%
AbbVie Inc.	9	523
AstraZeneca Plc - ADR	9	644
GlaxoSmithKline Plc	44	1,009
Johnson & Johnson	4	382
Merck & Co. Inc.	8	483
Novartis AG	7	707
Roche Holding AG	2	442
Sanofi	5	446
		4,636
INDUSTRIALS - 9.6%
BAE Systems Plc	130	1,011
Corrections Corp. of America	23	919
Deutsche Post AG	10	313
Iron Mountain Inc.	14	501
Lockheed Martin Corp.	4	748
Orkla ASA	64	481
RR Donnelley & Sons Co.	27	518
Siemens AG	4	472
Vinci SA	16	941
Waste Management Inc.	8	427
		6,331
INFORMATION TECHNOLOGY - 3.7%
Apple Inc.	3	392
Automatic Data Processing Inc.	5	406
KLA-Tencor Corp.	6	324
Microchip Technology Inc. (a)	10	486
Microsoft Corp.	10	395
Seagate Technology Plc	8	417
		2,420
MATERIALS - 5.8%
BASF SE	8	783
BHP Billiton Ltd.	20	455
Dow Chemical Co.	12	580
EI Du Pont de Nemours & Co.	6	399
Potash Corp. of Saskatchewan Inc.	24	774
Rio Tinto Plc	11	470
Yara International ASA	7	361
		3,822
TELECOMMUNICATION SERVICES - 15.3%
AT&T Inc.	31	1,015
BCE Inc. (a)	27	1,154
CenturyTel Inc.	30	1,036
Deutsche Telekom AG	63	1,153
Philippine Long Distance Telephone Co. - ADR (a)	3	205
Rogers Communications Inc. - Class B	20	659
Swisscom AG	2	1,132
Telstra Corp. Ltd.	194	929
Verizon Communications Inc.	22	1,087
Vivendi SA	24	592
Vodafone Group Plc	334	1,094
		10,056
UTILITIES - 15.2%
Ameren Corp.	24	1,024
Duke Energy Corp.	14	1,050
Electricite de France SA	30	727
Gas Natural SDG SA	21	481
National Grid Plc	90	1,152
PPL Corp.	29	970
Southern Co.	11	466
SSE Plc	46	1,013
TECO Energy Inc.	41	803
Terna Rete Elettrica Nazionale SpA	197	868
United Utilities Group Plc	70	975
Wisconsin Energy Corp.	9	430
		9,959

Total Common Stocks (cost $61,673)		63,494

SHORT TERM INVESTMENTS - 7.3%

Investment Company - 3.0%
JNL Money Market Fund, 0.01% (b) (c)	1,989	1,989

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 4.3%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (c)	800	800
Fidelity Institutional Money Market Portfolio, 0.13% (c)	1,000	1,000
Repurchase Agreement with MLP, 0.12% (Collateralized by $743 U.S. Treasury Bond, due 08/15/42-02/15/44, value $830) acquired on 03/31/15, due 04/01/15 at $813	$813	813
Repurchase Agreement with HSB, 0.10% (Collateralized by $82 U.S. Treasury Bond, due 05/15/40-08/15/44, value $98 and $104 U.S. Treasury Note, due 07/31/16-11/15/24, value $106) acquired on 03/31/15, due 04/01/15 at $200	200	200
		2,813

Total Short Term Investments (cost $4,802)		4,802

Total Investments - 104.1% (cost $66,475)		68,296
Other Assets and Liabilities, Net - (4.1%)		(2,670)
Total Net Assets - 100.0%		$65,626

(a)	All or portion of the security was on loan.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

Curian/FAMCO Flex Core Covered Call Fund

COMMON STOCKS - 95.6%

CONSUMER DISCRETIONARY - 17.3%
Ford Motor Co.	456	$7,352
Home Depot Inc.	102	11,634
Macy’s Inc.	75	4,868
Time Warner Inc.	95	8,055
Whirlpool Corp.	53	10,689
		42,598
CONSUMER STAPLES - 13.8%
CVS Health Corp.	104	10,703
PepsiCo Inc.	116	11,082
Procter & Gamble Co.	51	4,203
Wal-Mart Stores Inc.	99	8,102
		34,090
ENERGY - 3.3%
Chevron Corp.	41	4,262
ConocoPhillips Co.	61	3,823
		8,085
FINANCIALS - 6.1%
BlackRock Inc.	25	8,963
JPMorgan Chase & Co.	100	6,028
		14,991
HEALTH CARE - 9.4%
Baxter International Inc.	108	7,391
Johnson & Johnson	74	7,404
Pfizer Inc.	240	8,360
		23,155
INDUSTRIALS - 25.0%
Delta Air Lines Inc.	141	6,335
General Electric Co.	262	6,503
Honeywell International Inc.	68	7,104
Lockheed Martin Corp.	34	6,941
Raytheon Co.	61	6,642
Union Pacific Corp.	131	14,232
United Parcel Service Inc. - Class B	65	6,301
United Technologies Corp.	66	7,700
		61,758
INFORMATION TECHNOLOGY - 12.6%
Apple Inc.	112	13,886
Cisco Systems Inc.	285	7,831
EMC Corp.	224	5,736
International Business Machines Corp.	23	3,740
		31,193
MATERIALS - 2.8%
Dow Chemical Co.	144	6,919

TELECOMMUNICATION SERVICES - 5.3%
AT&T Inc.	207	6,742
Verizon Communications Inc.	130	6,327
		13,069

Total Common Stocks (cost $206,261)		235,858

INVESTMENT COMPANIES - 3.7%
SPDR S&P 500 ETF Trust	44	9,083

Total Investment Companies (cost $8,964)		9,083

SHORT TERM INVESTMENTS - 5.1%

Investment Company - 5.1%
JNL Money Market Fund, 0.01% (a) (b)	12,468	12,468

Total Short Term Investments (cost $12,468)		12,468

Total Investments - 104.4% (cost $227,693)		257,409
Other Assets and Liabilities, Net - (4.4%)		(10,790)
Total Net Assets - 100.0%		$246,619

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2015

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
Apple Inc.	05/15/2015	135.00	395	$(66)
Apple Inc.	01/15/2016	140.00	721	(431)
AT&T Inc.	10/16/2015	35.00	1,705	(78)
AT&T Inc.	10/16/2015	35.00	360	(17)
Baxter International Inc.	04/17/2015	70.00	1,079	(27)
BlackRock Inc.	01/15/2016	350.00	233	(774)
BlackRock Inc.	01/15/2016	360.00	12	(33)
Chevron Corp.	06/19/2015	110.00	406	(70)
Cisco Systems Inc.	10/16/2015	29.00	2,845	(293)
Conoco Phillips Corp.	05/15/2015	62.50	614	(129)
CVS Caremark Corp.	05/15/2015	105.00	557	(89)
CVS Caremark Corp.	01/15/2016	100.00	480	(398)
Delta Airlines Inc.	06/19/2015	52.50	931	(61)
Delta Airlines Inc.	01/15/2016	55.00	478	(104)
Dow Chemical Co.	06/19/2015	50.00	363	(41)
Dow Chemical Co.	01/15/2016	55.00	300	(36)
Dow Chemical Co.	01/15/2016	57.50	779	(62)
EMC Corp.	07/17/2015	27.00	928	(59)
EMC Corp.	01/15/2016	30.00	1,316	(79)
Ford Motor Co.	05/15/2015	17.00	1,116	(17)
Ford Motor Co.	06/19/2015	18.00	979	(10)
Ford Motor Co.	06/19/2015	16.00	2,460	(157)
General Electric Corp.	04/17/2015	26.00	2,621	(16)
Home Depot Inc.	05/15/2015	115.00	1,024	(268)
Honeywell International Inc.	06/19/2015	110.00	681	(72)
International Business Machines Corp.	01/15/2016	165.00	12	(10)
International Business Machines Corp.	01/15/2016	160.00	71	(75)
International Business Machines Corp.	01/15/2016	165.00	150	(123)
Johnson & Johnson	05/15/2015	105.00	736	(48)
JPMorgan Chase & Co.	12/18/2015	65.00	995	(191)
Lockheed Martin Corp.	01/15/2016	200.00	17	(23)
Lockheed Martin Corp.	01/15/2016	200.00	152	(207)
Lockheed Martin Corp.	01/15/2016	200.00	173	(235)
Macy’s Inc.	05/15/2015	65.00	380	(76)
Macy’s Inc.	08/21/2015	70.00	370	(58)
PepsiCo Inc.	04/17/2015	97.50	573	(38)
PepsiCo Inc.	07/17/2015	105.00	586	(43)
Pfizer Inc.	06/19/2015	34.00	945	(153)
Pfizer Inc.	09/18/2015	33.00	1,458	(362)
Procter & Gamble Co.	06/19/2015	85.00	513	(48)
Raytheon Co.	05/15/2015	105.00	83	(49)
Raytheon Co.	01/15/2016	115.00	31	(14)
Raytheon Co.	01/15/2016	115.00	494	(227)
SPDR S&P 500 ETF Trust	03/31/2015	209.00	250	—
SPDR S&P 500 ETF Trust	04/17/2015	209.00	190	(22)
Time Warner Inc.	04/17/2015	87.50	48	(1)
Time Warner Inc.	04/17/2015	87.50	906	(24)
Union Pacific Corp.	01/15/2016	125.00	66	(14)
Union Pacific Corp.	01/15/2016	125.00	1,248	(267)
United Parcel Service Inc.	07/17/2015	105.00	650	(39)
United Technologies Corp.	08/21/2015	125.00	33	(6)
United Technologies Corp.	08/21/2015	125.00	624	(119)
Verizon Communications Inc.	04/17/2015	50.00	53	—
Verizon Communications Inc.	07/17/2015	50.00	998	(67)
Verizon Communications Inc.	07/17/2015	50.00	250	(17)
Wal-Mart Stores Inc.	06/19/2015	85.00	200	(25)
Wal-Mart Stores Inc.	09/18/2015	87.50	785	(115)
Whirlpool Corp.	01/15/2016	200.00	523	(1,027)

See accompanying Notes to Schedules of Investments.

	Expiration Date	Exercise Price	Contracts	Value
Whirlpool Corp.	01/15/2016	200.00	6	$(12)
			37,952	$(7,122)

Summary of Written Call Options

	Contracts	Premiums
Options outstanding at December 31, 2014	39,805	$7,393
Options written during the period	54,556	10,298
Options closed during the period	(47,384)	(7,965)
Options exercised during the period	(1,376)	(223)
Options expired during the period	(7,649)	(845)
Options outstanding at March 31, 2015	37,952	$8,658

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

Curian Focused International Equity Fund

	Shares/Par †	Value
COMMON STOCKS - 95.2%

AUSTRALIA - 3.1%
CSL Ltd.	113	$7,890

CANADA - 9.9%
Canadian National Railway Co.	134	8,982
Canadian Pacific Railway Co.	56	10,193
Constellation Software Inc.	17	5,876
		25,051
CHINA - 4.5%
Tencent Holdings Ltd.	598	11,352

DENMARK - 12.1%
Chr Hansen Holding A/S	247	11,319
Novo-Nordisk A/S - ADR	206	10,994
Novozymes A/S - Class B	177	8,094
		30,407
FRANCE - 1.9%
LVMH Moet Hennessy Louis Vuitton SE	27	4,749

IRELAND - 2.9%
Experian Plc	437	7,230

JAPAN - 7.3%
Fanuc Ltd.	40	8,776
Sysmex Corp.	174	9,642
		18,418
MEXICO - 1.9%
Wal-Mart de Mexico SAB de CV	1,946	4,850

NETHERLANDS - 10.5%
ASML Holding NV - ADR	102	10,269
Core Laboratories NV (a)	56	5,844
Sensata Technologies Holding NV (b)	181	10,415
		26,528
RUSSIAN FEDERATION - 1.2%
Yandex NV - Class A (b)	199	3,018

SOUTH AFRICA - 1.6%
Shoprite Holdings Ltd.	291	3,932

SPAIN - 2.4%
Inditex SA	193	6,189

SWEDEN - 2.5%
Svenska Cellulosa AB - Class B (a)	275	6,312

SWITZERLAND - 12.3%
ACE Ltd.	97	10,806
Nestle SA	118	8,853
SGS SA	4	7,160
Swatch Group AG	10	4,119
		30,938
TAIWAN - 5.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	613	14,397

UNITED KINGDOM - 7.4%
ARM Holdings Plc - ADR	177	8,739
Reckitt Benckiser Group Plc	114	9,834
		18,573
UNITED STATES OF AMERICA - 8.0%
Lazard Ltd. - Class A	201	10,579
Perrigo Co. Plc	58	9,664
		20,243

Total Common Stocks (cost $229,878)		240,077

SHORT TERM INVESTMENTS - 7.6%

Investment Company - 4.7%
JNL Money Market Fund, 0.01% (c) (d)	11,974	11,974

Securities Lending Collateral - 2.9%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (d)	4,000	4,000
Fidelity Institutional Money Market Portfolio, 0.13% (d)	2,000	2,000
Repurchase Agreement with MLP, 0.12% (Collateralized by $1,151 U.S. Treasury Bond, due 08/15/42-02/15/44, value $1,285) acquired on 03/31/15, due 04/01/15 at $1,260	$1,260	1,260
		7,260

Total Short Term Investments (cost $19,234)		19,234

Total Investments - 102.8% (cost $249,112)		259,311
Other Assets and Liabilities, Net - (2.8%)		(7,052)
Total Net Assets - 100.0%		$252,259

(a)                   All or portion of the security was on loan.

(b)                   Non-income producing security.

(c)                    Investment in affiliate.

(d)                   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

Curian Focused U.S. Equity Fund

COMMON STOCKS - 96.3%

CONSUMER DISCRETIONARY - 20.6%
Cabela’s Inc. - Class A (a) (b)	60	$3,375
Carnival Plc	62	2,960
Dollar Tree Inc. (a)	58	4,689
Pulte Homes Inc.	141	3,133
Smith & Wesson Holding Corp. (a) (b)	256	3,255
Vista Outdoor Inc. (a)	45	1,934
		19,346
CONSUMER STAPLES - 3.8%
Lorillard Inc.	55	3,610

ENERGY - 6.6%
Apache Corp.	42	2,516
Atwood Oceanics Inc.	56	1,575
ConocoPhillips Co.	33	2,068
		6,159
FINANCIALS - 19.3%
Berkshire Hathaway Inc. - Class B (a)	39	5,574
BlackRock Inc.	12	4,456
Cincinnati Financial Corp.	48	2,579
MBIA Inc. (a)	202	1,879
Wells Fargo & Co.	66	3,591
		18,079
HEALTH CARE - 6.6%
Eli Lilly & Co.	47	3,394
Pfizer Inc.	80	2,795
		6,189
INDUSTRIALS - 17.9%
Deere & Co.	36	3,173
General Dynamics Corp.	26	3,559

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Old Dominion Freight Line Inc. (a)	50	3,851
Orbital ATK Inc.	49	3,754
USG Corp. (a)	90	2,413
		16,750
INFORMATION TECHNOLOGY - 8.4%
Corning Inc.	162	3,672
EMC Corp.	88	2,237
International Business Machines Corp.	12	1,947
		7,856
MATERIALS - 13.1%
Albemarle Corp.	74	3,916
NewMarket Corp.	12	5,629
Tredegar Corp.	134	2,699
		12,244

Total Common Stocks (cost $86,447)		90,233

SHORT TERM INVESTMENTS - 9.9%

Investment Company - 3.6%
JNL Money Market Fund, 0.01% (c) (d)	3,419	3,419

Securities Lending Collateral - 6.3%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (d)	3,000	3,000
Fidelity Institutional Money Market Portfolio, 0.13% (d)	2,000	2,000
Repurchase Agreement with MLP, 0.12% (Collateralized by $792 U.S. Treasury Bond, due 08/15/42-02/15/44, value $884) acquired on 03/31/15, due 04/01/15 at $866	$866	866
		5,866

Total Short Term Investments (cost $9,285)		9,285

Total Investments - 106.2% (cost $95,732)		99,518
Other Assets and Liabilities, Net - (6.2%)		(5,810)
Total Net Assets - 100.0%		$93,708

(a)                   Non-income producing security.

(b)                   All or portion of the security was on loan.

(c)                    Investment in affiliate.

(d)                   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

Curian/Franklin Templeton Frontier Markets Fund

COMMON STOCKS - 89.4%

ARGENTINA - 0.5%
Ternium SA - ADR	12	$210

BOTSWANA - 2.7%
Letshego Holdings Ltd.	4,284	1,037

EGYPT - 10.2%
Alexandria Mineral Oils Co.	80	524
Eastern Tobacco	34	928
Egyptian International Pharmaceutical Industrial Co.	115	1,232
Global Telecom Holding - GDR (a) (d)	255	560
Telecom Egypt Co.	502	735
		3,979
GEORGIA - 1.5%
Bank of Georgia Holdings Plc	22	575

HONG KONG - 1.5%
NagaCorp Ltd.	904	600

JORDAN - 0.5%
Arab Potash Co.	8	179

KAZAKHSTAN - 2.9%
KazMunaiGas Exploration Production JSC - GDR (a)	62	769
KCell JSC - GDR (b)	39	365
		1,134
KENYA - 2.1%
East African Breweries Ltd.	176	592
Equity Group Holdings Ltd.	383	216
		808
KUWAIT - 6.6%
Kuwait Foods Americana	39	351
Mobile Telecommunications Co. KSC	730	1,153
National Bank of Kuwait SAK	407	1,081
		2,585
LEBANON - 0.8%
BLOM Bank SAL - GDR (a)	33	331

LUXEMBOURG - 0.5%
Tenaris SA - ADR (c)	7	188

MAURITIUS - 1.7%
MCB Group Ltd.	82	442
New Mauritius Hotels Ltd.	111	204
		646
NETHERLANDS - 0.5%
Nostrum Oil & Gas Plc	23	188

NIGERIA - 8.6%
Guinness Nigeria Plc	378	250
Nigerian Breweries Plc	650	469
SEPLAT Petroleum Development Co. Plc (b)	164	313
UAC of Nigeria Plc	3,660	596
Zenith Bank Plc	16,133	1,700
		3,328
OMAN - 3.4%
BankMuscat SAOG	987	1,340

PAKISTAN - 3.8%
Fauji Fertilizer Co. Ltd.	856	1,118
Indus Motor Co. Ltd.	38	377
		1,495
PANAMA - 1.6%
Cable & Wireless Communications Plc	456	411
Copa Holdings SA - Class A (c)	2	197
		608
PERU - 1.2%
Intercorp Financial Services Inc. (a)	16	477

QATAR - 1.5%
Ooredoo QSC	21	578

ROMANIA - 12.9%
Banca Transilvania (d)	1,191	609
OMV Petrom SA	45,723	4,042
Societatea Nationala de Gaze Naturale ROMGAZ SA	44	373
		5,024
SENEGAL - 2.5%
Sonatel	25	983

SOUTH AFRICA - 3.2%
MTN Group Ltd.	73	1,228

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SOUTH KOREA - 1.8%
Youngone Corp.	14	690

UKRAINE - 1.4%
Ferrexpo Plc	319	298
MHP SA - GDR (a)	25	236
		534
UNITED ARAB EMIRATES - 3.2%
Aramex PJSC	999	939
Dragon Oil Plc	33	290
		1,229
UNITED KINGDOM - 0.0%
African Minerals Ltd. (a) (d) (e) (f)	359	—

VIETNAM - 7.6%
DHG Pharmaceutical JSC	115	479
Hoa Phat Group JSC	343	701
Imexpharm Pharmaceutical JSC	138	296
PetroVietnam Drilling and Well Services JSC	219	455
PetroVietnam Fertilizer & Chemicals JSC	341	461
PetroVietnam Technical Service JSC	558	585
		2,977
ZIMBABWE - 4.7%
Delta Corp. Ltd.	1,144	1,201
Econet Wireless Zimbabwe Ltd.	1,254	627
		1,828

Total Common Stocks (cost $38,495)		34,779

CORPORATE BONDS AND NOTES - 0.1%

OMAN - 0.1%
Bank Muscat SAOG, 0.35%, 03/19/18 (e), OMR	$141	36

Total Corporate Bonds and Notes (cost $0)		36

PARTICIPATORY NOTES - 5.6%

SAUDI ARABIA - 5.6%
Deutsche Bank AG Participatory Note (Samba Financial Group) (b)	45	307
HSBC Bank Plc Participatory Note (Etihad Etisalat Co.) (b)	57	576
HSBC Bank Plc Participatory Note (Samba Financial Group) (b)	87	593
HSBC Bank Plc Participatory Note (Saudi Basic Industries Corp.) (b)	32	689

Total Participatory Notes (cost $2,801)		2,165

SHORT TERM INVESTMENTS - 1.4%

Investment Company - 0.4%
JNL Money Market Fund, 0.01% (g) (h)	179	179

Securities Lending Collateral - 1.0%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (h)	100	100
Fidelity Institutional Money Market Portfolio, 0.13% (h)	100	100
Repurchase Agreement with MLP, 0.12% (Collateralized by $117 U.S. Treasury Bond, due 08/15/42-02/15/44, value $131) acquired on 03/31/15, due 04/01/15 at $128	$128	128
Repurchase Agreement with HSB, 0.10% (Collateralized by $20 U.S. Treasury Bond, due 05/15/40-08/15/44, value $24 and $26 U.S. Treasury Note, due 07/31/16-11/15/24, value $27) acquired on 03/31/15, due 04/01/15 at $50	50	50
		378

Total Short Term Investments (cost $557)		557

Total Investments - 96.5% (cost $41,853)		37,537
Other Assets and Liabilities, Net - 3.5%		1,370
Total Net Assets - 100.0%		$38,907

(a)                   Security is restricted to resale to institutional investors.  See Restricted Securities in these Schedules of Investments.

(b)                 The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of March 31, 2015, the aggregate value of these liquid securities was $2,844 which represented 7.3% of net assets.

(c)                  All or portion of the security was on loan.

(d)                   Non-income producing security.

(e)                  Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

(f)                   The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

(g)                    Investment in affiliate.

(h)                   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act, as amended.  As of March 31, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
African Minerals Ltd.	11/07/2013	$1,031	$—	—%
BLOM Bank SAL - GDR	04/30/2013	285	331	0.9
Global Telecom Holding - GDR	09/14/2012	764	560	1.4
Intercorp Financial Services Inc.	09/08/2014	512	477	1.2
KazMunaiGas Exploration Production JSC - GDR	09/19/2012	1,049	769	2.0
MHP SA – GDR	09/13/2012	391	236	0.6
		$4,032	$2,373	6.1%

See accompanying Notes to Schedules of Investments.

Curian/Franklin Templeton Natural Resources Fund

	Shares/Par †	Value
COMMON STOCKS - 92.9%

ENERGY - 73.4%
Anadarko Petroleum Corp.	17	$1,437
Baker Hughes Inc.	9	575
BP Plc - ADR	9	366
C&J Energy Services Ltd. (b)	19	211
Cabot Oil & Gas Corp. - Class A	36	1,076
California Resources Corp.	7	51
Callon Petroleum Co. (b)	43	319
Cameron International Corp. (b)	11	514
Canadian Natural Resources Ltd.	23	707
Chevron Corp.	12	1,291
Cimarex Energy Co.	5	581
Cobalt International Energy Inc. (b)	26	247
Concho Resources Inc. (b)	7	759
Devon Energy Corp.	6	347
Diamondback Energy Inc. (b)	8	588
Dril-Quip Inc. (b)	4	294
Eclipse Resources Corp. (a) (b)	17	98
EnCana Corp.	17	186
Ensco Plc - Class A	6	130
EOG Resources Inc.	7	605
EQT Corp.	9	729
Exxon Mobil Corp.	11	939
FMC Technologies Inc. (b)	10	383
Forum Energy Technologies Inc. (b)	7	131
Gran Tierra Energy Inc. (b)	93	254
Halliburton Co.	14	622
Hess Corp.	11	719
HollyFrontier Corp.	12	479
Hornbeck Offshore Services Inc. (a) (b)	11	202
Key Energy Services Inc. (b)	50	92
Marathon Oil Corp.	28	738
Marathon Petroleum Corp.	3	261
Matador Resources Co. (b)	16	351
MEG Energy Corp. (b)	9	151
National Oilwell Varco Inc.	2	110
Noble Corp. Plc (a)	8	111
Noble Energy Inc.	16	765
Oasis Petroleum Inc. (b)	19	275
Occidental Petroleum Corp.	19	1,383
Oceaneering International Inc.	12	642
Oil States International Inc. (b)	4	141
Ophir Energy Plc (b)	80	159
Peabody Energy Corp. (a)	29	141
Petroleo Brasileiro SA - Petrobras - ADR (a)	21	123
PHI Inc. (b)	5	140
Phillips 66	8	641
Pioneer Energy Services Corp. (b)	52	284
Pioneer Natural Resources Co.	4	687
Rex Energy Corp. (a) (b)	63	234
Rice Energy Inc. (a) (b)	5	108
RigNet Inc. (a) (b)	10	287
Rowan Cos. Plc - Class A	12	211
Royal Dutch Shell Plc - ADR - Class A	8	453
RPC Inc.	11	136
Schlumberger Ltd.	15	1,235
SM Energy Co.	10	501
Southwestern Energy Co. (b)	22	510
Superior Energy Services Inc.	21	461
Total SA - ADR (a)	12	579
Tullow Oil Plc	27	112
Valero Energy Corp.	5	305
Weatherford International Plc (b)	23	287
		27,454
MATERIALS - 19.5%
Agnico-Eagle Mines Ltd.	6	160
Alamos Gold Inc.	8	49
Axiall Corp.	6	279
B2Gold Corp. (a) (b)	122	182
Barrick Gold Corp.	16	174
BHP Billiton Plc - ADR	24	1,073
First Quantum Minerals Ltd.	16	192
Freeport-McMoRan Inc. - Class B	37	692
G-Resources Group Ltd.	4,334	127
Glencore Plc	165	695
Goldcorp Inc.	17	315
HudBay Minerals Inc.	19	153
Imperial Metals Corp. (a) (b)	19	187
LyondellBasell Industries NV - Class A	3	246
Martin Marietta Materials Inc.	2	231
Mosaic Co.	5	249
Nautilus Minerals Inc. (b)	53	19
Newcrest Mining Ltd. (b)	18	186
PanAust Ltd.	194	252
Randgold Resources Ltd. - ADR	3	236
Rio Tinto Plc - ADR (a)	13	530
Romarco Minerals Inc. (a) (b)	253	86
Sandfire Resources NL (a)	83	277
Southern Copper Corp. (a)	6	162
Tahoe Resources Inc. (a)	8	85
Teck Resources Ltd. - Class B	33	452
		7,289
Total Common Stocks (cost $44,971)		34,743

PREFERRED STOCKS - 0.7%

ENERGY - 0.7%
Sanchez Energy Corp., 4.88% (c) (d)	5	182
Sanchez Energy Corp., 6.50% (c) (d)	2	76

Total Preferred Stocks (cost $457)		258

CORPORATE BONDS AND NOTES - 0.8%

ENERGY - 0.6%
Cobalt International Energy Inc., 3.13%, 05/15/24 (c)	$307	226

MATERIALS - 0.2%
Molycorp Inc., 6.00%, 09/01/17 (c)	758	61

Total Corporate Bonds and Notes (cost $920)		287

SHORT TERM INVESTMENTS - 13.4%

Investment Company - 5.0%
JNL Money Market Fund, 0.01% (e) (f)	1,886	1,886

Securities Lending Collateral - 8.4%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (f)	1,000	1,000
Fidelity Institutional Money Market Portfolio, 0.13% (f)	1,000	1,000
Repurchase Agreement with MLP, 0.12% (Collateralized by $846 U.S. Treasury Bond, due 08/15/42-02/15/44, value $945) acquired on 03/31/15, due 04/01/15 at $927	$927	927

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with HSB, 0.10% (Collateralized by $82 U.S. Treasury Bond, due 05/15/40-08/15/44, value $98 and $104 U.S. Treasury Note, due 07/31/16-11/15/24, value $106) acquired on 03/31/15, due 04/01/15 at $200	200	200
		3,127
Total Short Term Investments (cost $5,013)		5,013

Total Investments - 107.8% (cost $51,361)		40,301
Other Assets and Liabilities, Net - (7.8%)		(2,920)
Total Net Assets - 100.0%		$37,381

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Convertible security.
(d)	Perpetual security.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

Curian/Lazard International Strategic Equity Fund

COMMON STOCKS - 96.5%

AUSTRALIA - 5.8%
Amcor Ltd.	261	$2,776
Ansell Ltd.	132	2,767
Caltex Australia Ltd.	91	2,413
		7,956
BELGIUM - 2.0%
Anheuser-Busch InBev NV	23	2,754

BERMUDA - 1.1%
Signet Jewelers Ltd.	11	1,570

CANADA - 2.2%
Home Capital Group Inc. (a)	38	1,280
MacDonald Dettwiler & Associates Ltd.	23	1,749
		3,029
DENMARK - 1.0%
Carlsberg A/S - Class B	17	1,377

FINLAND - 4.1%
Sampo Oyj	113	5,697

FRANCE - 2.3%
Valeo SA	21	3,119

GERMANY - 6.8%
Bayer AG	23	3,482
Continental AG	6	1,484
Fresenius SE & Co. KGaA	34	2,017
Symrise AG	39	2,472
		9,455
HONG KONG - 1.9%
AIA Group Ltd.	429	2,692

IRELAND - 3.5%
CRH Plc	49	1,283
James Hardie Industries SE - CDI	132	1,528
Kerry Group Plc	31	2,090
		4,901
ISRAEL - 3.5%
Israel Discount Bank Ltd. - Class A (b)	618	1,044
Teva Pharmaceutical Industries Ltd. - ADR	62	3,856
		4,900
ITALY - 1.9%
Mediolanum SpA	322	2,595

JAPAN - 19.5%
AEON Financial Service Co. Ltd. (a)	128	3,222
Asics Corp.	108	2,925
Daiwa House Industry Co. Ltd.	160	3,154
Don Quijote Holdings Co. Ltd.	63	5,129
Japan Tobacco Inc.	90	2,845
KDDI Corp.	89	2,013
Makita Corp. (a)	51	2,627
SoftBank Corp.	72	4,217
United Arrows Ltd. (a)	30	902
		27,034
MACAU - 0.8%
Sands China Ltd.	258	1,065

NETHERLANDS - 1.6%
Koninklijke KPN NV	631	2,140

NEW ZEALAND - 1.6%
Z Energy Ltd.	581	2,225

NORWAY - 0.6%
Telenor ASA	42	842

SPAIN - 1.9%
Aena SA (b) (e)	12	1,247
Mediaset Espana Comunicacion SA	109	1,367
		2,614
SWEDEN - 5.5%
Assa Abloy AB	59	3,529
Swedbank AB - Class A (a)	168	4,010
		7,539
SWITZERLAND - 8.6%
Actelion Ltd. (a)	17	2,016
Cie Financiere Richemont SA	17	1,359
GAM Holding Ltd.	93	1,934
Novartis AG	56	5,558
Sunrise Communications Group AG (b) (e)	13	1,092
		11,959
UNITED KINGDOM - 20.3%
Amec Foster Wheeler Plc	106	1,413
Associated British Foods Plc	28	1,160
Auto Trader Group Plc (b)	407	1,518
British American Tobacco Plc	69	3,564
Close Brothers Group Plc	45	1,047
Informa Plc	426	3,556
International Consolidated Airlines Group SA (b)	153	1,366
Lloyds Banking Group Plc	3,529	4,090
London Stock Exchange Group Plc	58	2,126
Rexam Plc	162	1,386
Shire Plc	35	2,792
Spire Healthcare Group PLC	337	1,870
Stagecoach Group Plc	101	525
William Hill Plc	306	1,682
		28,095
Total Common Stocks (cost $124,397)		133,558

SHORT TERM INVESTMENTS - 11.4%

Investment Company - 3.3%
JNL Money Market Fund, 0.01% (c) (d)	4,645	4,645

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Securities Lending Collateral - 8.1%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (d)	5,000	5,000
Fidelity Institutional Money Market Portfolio, 0.13% (d)	4,000	4,000
Repurchase Agreement with MLP, 0.12% (Collateralized by $1,977 U.S. Treasury Bond, due 08/15/42-02/15/44, value $2,207) acquired on 03/31/15, due 04/01/15 at $2,164	$2,164	2,164
		11,164
Total Short Term Investments (cost $15,809)		15,809

Total Investments - 107.9% (cost $140,206)		149,367
Other Assets and Liabilities, Net - (7.9%)		(10,904)
Total Net Assets - 100.0%		$138,463

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.
(e)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2015, the aggregate value of these liquid securities was $2,339 which represented 1.7% of net assets.

Curian Long Short Credit Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.7%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (a) (b)	$1,710	$1,785
American Tower Trust I, 3.07%, 03/15/23 (c)	1,170	1,175
Citigroup Commercial Mortgage Trust REMIC, 0.92%, 06/15/21 (a) (b) (d)	4,000	3,981
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.57%, 05/15/36 (d)	203	204
Dell Equipment Finance Trust
0.94%, 06/22/20 (c)	255	255
1.36%, 06/22/20 (c)	100	100
Morgan Stanley Capital I Trust REMIC, 4.98%, 06/12/47 (d)	475	479
MVW Owner Trust, 2.15%, 04/22/30 (c)	792	796
Wachovia Bank Commercial Mortgage Trust REMIC, 5.45%, 02/15/16 (d)	274	282

Total Non-U.S. Government Agency Asset-Backed Securities (cost $9,031)		9,057

CORPORATE BONDS AND NOTES - 90.8%

CONSUMER DISCRETIONARY - 18.2%
Altice SA
7.75%, 05/15/22 (c)	540	549
7.63%, 02/15/25 (c)	200	200
AMAYA Holdings BV Term Loan
5.00%, 07/29/21 (d)	1,077	1,067
8.00%, 07/28/22 (d)	270	269
Aramark Corp. Term Loan, 3.25%, 09/21/19 (d)	804	805
Beazer Homes USA Inc., 7.50%, 09/15/21	1,856	1,814
Borgata Term Loan B, 6.50%, 08/15/18 (d)	1,072	1,077
Boyd Gaming Corp., 9.13%, 12/01/18	1,075	1,123
British Sky Broadcasting Group Plc, 3.75%, 09/16/24 (c)	788	815
Burger King NewCo Term Loan B, 4.50%, 09/23/21 (d)	1,491	1,505
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.25%, 04/10/21 (d)	955	845
CBS Outdoor Americas Capital Term Loan, 3.00%, 01/16/21 (d)	600	599
Charter Communications Term Loan, 4.25%, 08/12/21 (d)	550	554
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (c) (e)	440	386
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20 (d)	1,790	1,796
Delphi Corp., 5.00%, 02/15/23	1,650	1,770
Dollar Tree Inc. Term Loan, 4.25%, 02/06/22 (d)	611	617
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (c)	800	780
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20 (d)	1,071	1,069
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20 (d)	101	100
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20 (d)	393	391
General Motors Co.
3.50%, 10/02/18	1,500	1,537
5.00%, 04/01/35	1,000	1,067
6.25%, 10/02/43	664	814
Gibson Brands Inc., 8.88%, 08/01/18 (c)	369	369
GLP Capital LP
4.38%, 11/01/18	207	213
4.88%, 11/01/20	233	239
5.38%, 11/01/23	182	188
Grupo Televisa SAB, 5.00%, 05/13/45	933	971
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	585	616
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20 (d)	1,340	1,341
Hudson’s Bay Co. Initial Term Loan, 4.75%, 10/07/20 (d)	195	195
J.C. Penney Co. Inc. Term Loan, 6.00%, 05/22/18 (d)	670	668
Jarden Corp. Term Loan B-1, 2.92%, 09/30/20 (d)	1,321	1,328
KB Home, 7.63%, 05/15/23	1,183	1,213
Landry’s Holdings II Inc., 10.25%, 01/01/18 (c)	540	560
Liberty Global Term Loan, 4.50%, 12/24/21 (d)	900	895
Media General Inc. Term Loan, 4.25%, 07/31/20 (d)	1,322	1,328
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19 (d)	1,215	1,204
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (c) (e)	1,044	1,107
Netflix Inc., 5.75%, 03/01/24	550	560
Numericable Group SA, 5.38%, 05/15/22 (c), EUR	1,000	1,124
PC Nextco Holdings LLC, 8.75%, 08/15/19 (e)	592	602
Petsmart Inc. Term Loan, 5.00%, 03/10/22 (d)	591	595
PVH Corp., 4.50%, 12/15/22	925	939
Schaeffler Finance BV
3.25%, 05/15/19 (c), EUR	556	611
3.50%, 05/15/22 (c), EUR	358	396
Schaeffler Holding Finance BV, 5.75%, 11/15/21 (c), EUR	469	544
Scientific Games International Inc., 7.00%, 01/01/22 (c)	699	715
Scientific Games International Inc. Term Loan, 6.00%, 09/17/21 (d)	1,496	1,499
SeaWorld Parks & Entertainment Inc. Term Loan, 0.00%, 05/14/20 (f)	857	854

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/15/20 (d)	1,399	1,390
SES SA, 5.30%, 04/04/43 (c)	615	694
Shingle Springs Tribal Gaming Authority Term Loan, 6.25%, 08/15/19 (d)	679	680
Sirius XM Radio Inc., 6.00%, 07/15/24 (c)	1,967	2,065
Staples Inc., 2.75%, 01/12/18 (g)	3,000	3,002
Sugarhouse HSP Gaming Prop Mezz LP, 6.38%, 06/01/21 (c)	316	301
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (c)	1,075	1,139
Tenneco Inc., 5.38%, 12/15/24	355	369
Time Warner Cable Inc.
6.75%, 06/15/39	247	317
5.88%, 11/15/40	168	201
5.50%, 09/01/41	460	528
Toll Brothers Finance Corp., 4.00%, 12/31/18	513	527
TRW Automotive Inc., 4.45%, 12/01/23 (c)	550	554
Univision Communications Inc. Term Loan, 4.00%, 03/01/20 (d)	2,113	2,108
Visant Holding Corp. Term Loan, 7.00%, 08/15/21 (d)	1,377	1,381
Wave Holdco LLC, 8.25%, 07/15/19 (c) (e)	519	531
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,625	1,747
Yonkers Racing Corp. Term Loan, 4.25%, 08/19/19 (d)	440	427
		60,384
CONSUMER STAPLES - 4.0%
Albertson’s LLC Term Loan B3, 5.00%, 08/11/19 (d)	1,300	1,308
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (c) (e)	1,142	1,213
Constellation Brands Inc., 4.25%, 05/01/23	1,400	1,440
Diamond Foods Inc., 7.00%, 03/15/19 (c)	138	142
Dole Food Co. Inc. New Term Loan B, 4.50%, 10/25/18 (d)	1,203	1,205
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (c)	452	449
JBS Investments GmbH, 7.25%, 04/03/24 (c)	1,045	1,072
JM Smucker Co.
2.50%, 03/15/20 (c)	198	201
3.50%, 03/15/25 (c)	273	281
4.38%, 03/15/45 (c)	256	267
Pinnacle Foods Finance LLC Term Loan H, 3.00%, 04/29/20 (d)	1,086	1,081
Reynolds American Inc., 3.25%, 11/01/22	900	896
Reynolds Group Issuer Inc., 5.75%, 10/15/20	750	775
Sysco Corp., 4.35%, 10/02/34	1,182	1,242
Tyson Foods Inc.
3.95%, 08/15/24	434	459
4.88%, 08/15/34	355	400
5.15%, 08/15/44	256	298
Wal-Mart Stores Inc., 4.30%, 04/22/44	363	405
		13,134
ENERGY - 14.5%
Access Midstream Partners LP
5.88%, 04/15/21	371	387
4.88%, 05/15/23	796	802
Alpha Natural Resources Inc.
9.75%, 04/15/18	700	287
6.25%, 06/01/21	1,300	328
Arch Coal Inc.
8.00%, 01/15/19 (c)	591	283
7.25%, 06/15/21	1,300	286
Arch Western Finance LLC Term Loan, 6.25%, 05/14/18 (d)	987	761
BP Capital Markets Plc
2.50%, 11/06/22	650	636
2.75%, 05/10/23	1,027	1,002
BreitBurn Energy Partners LP, 7.88%, 04/15/22	1,671	1,203
California Resources Corp.
5.50%, 09/15/21 (c)	1,348	1,201
6.00%, 11/15/24 (c)	779	683
Calumet Specialty Products Partners LP, 6.50%, 04/15/21 (c)	1,128	1,094
Chaparral Energy Inc., 8.25%, 09/01/21	1,250	862
Chesapeake Energy Corp., 3.50%, 04/15/19 (d)	2,467	2,374
Citgo Holding Inc., 10.75%, 02/15/20 (c)	735	757
Citgo Petroleum Corp. Term Loan
9.50%, 05/09/18 (d)	698	694
4.50%, 07/23/21 (d)	1,473	1,459
Concho Resources Inc., 5.50%, 04/01/23	477	481
DCP Midstream LLC, 5.85%, 05/21/43 (c) (d)	2,326	1,675
Diamond Offshore Drilling Inc., 4.88%, 11/01/43	1,055	883
Energy Future Intermediate Holding Co. LLC Term Loan, 4.25%, 04/28/16 (d)	1,658	1,663
Energy Transfer Partners LP
4.90%, 03/15/35	850	848
5.15%, 03/15/45	367	370
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24 (c)	433	149
EnQuest Plc, 7.00%, 04/15/22 (c)	834	592
Enterprise Products Operating LLC
3.75%, 02/15/25	326	337
4.95%, 10/15/54	472	504
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18 (d)	1,882	1,752
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20 (d)	200	146
Halcon Resources Corp., 9.75%, 07/15/20	1,144	807
Ithaca Energy Inc., 8.13%, 07/01/19 (c)	579	459
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21 (d)	900	798
Jupiter Resources Inc., 8.50%, 10/01/22 (c)	1,750	1,435
Kinder Morgan Inc.
3.05%, 12/01/19	1,250	1,262
5.30%, 12/01/34	800	827
Legacy Reserves LP, 6.63%, 12/01/21	701	554
Linden Term Loan B, 3.75%, 12/01/20 (d)	337	337
Linn Energy LLC, 8.63%, 04/15/20	450	385
Memorial Production Partners LP, 6.88%, 08/01/22 (c)	965	854
Midstates Petroleum Co. Inc., 9.25%, 06/01/21	1,176	570
Penn Virginia Corp., 8.50%, 05/01/20	600	558
Petrobras Global Finance BV
1.88%, 05/20/16 (d)	1,150	1,087
2.39%, 01/15/19 (d)	1,000	866
4.38%, 05/20/23	841	719
Plains Exploration & Production Co., 6.75%, 02/01/22	468	496
Regency Energy Partners LP
5.88%, 03/01/22	1,846	2,003
5.00%, 10/01/22	567	590
Samson Investment Co. Term Loan 1, 5.00%, 09/25/18 (d)	1,550	809
Seadrill Ltd., 6.13%, 09/15/17 (c) (h)	2,150	1,817
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21 (d)	1,086	860
SESI LLC, 7.13%, 12/15/21	1,120	1,131
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21 (d)	498	434

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SM Energy Co., 6.13%, 11/15/22 (c)	784	780
Spectra Energy Partners LP
3.50%, 03/15/25	1,044	1,049
4.50%, 03/15/45	890	903
Transocean Inc.
6.38%, 12/15/21 (g)	1,250	1,047
3.80%, 10/15/22 (g)	411	300
		48,236
FINANCIALS - 24.2%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	1,049	1,123
AerCap Ireland Capital Ltd., 4.50%, 05/15/21 (c)	180	187
Ally Financial Inc., 4.13%, 03/30/20	850	845
Altice Financing SA
7.88%, 12/15/19 (c)	200	212
5.25%, 02/15/23 (c), EUR	150	171
Banco Santander Chile, 2.14%, 06/07/18 (c) (d)	1,000	1,018
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (i)	773	787
6.50% (callable at 100 beginning 10/23/24) (i)	785	830
3.30%, 01/11/23	917	929
4.20%, 08/26/24	1,250	1,293
4.25%, 10/22/26	414	427
Barclays Bank Plc
7.75%, 04/10/23 (d)	1,000	1,109
3.75%, 05/15/24	2,000	2,106
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (i) (j), EUR	1,100	1,315
8.25% (callable at 100 beginning 12/15/18) (i)	1,100	1,179
3.65%, 03/16/25	2,000	2,006
Capital One NA, 2.95%, 07/23/21 (b)	918	931
Citigroup Inc., 5.90%, (callable at 100 beginning 02/15/23) (i)	1,100	1,108
Cleopatra Finance Ltd., 5.63%, 02/15/20 (c)	494	483
CME Group Inc., 5.30%, 09/15/43	1,250	1,552
Credit Suisse
3.00%, 10/29/21	797	812
3.63%, 09/09/24	1,191	1,231
Credit Suisse AG, 6.50%, 08/08/23 (c)	2,481	2,833
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (c) (i)	1,759	1,889
Discover Financial Services, 3.95%, 11/06/24	1,250	1,286
Financiere Gaillon 8 SAS, 7.00%, 09/30/19 (c), EUR	983	1,078
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	2,221	2,383
Ford Motor Credit Co. LLC, 4.25%, 09/20/22	875	943
General Electric Capital Corp.
6.25% (callable at 100 beginning 12/15/22) (i)	825	928
7.13% (callable at 100 beginning 06/15/22) (i)	3,400	3,991
General Motors Financial Co. Inc.
4.38%, 09/25/21	470	501
4.25%, 05/15/23	774	802
GFI Group Inc., 10.38%, 07/19/18 (g)	1,000	1,064
Goldman Sachs Group Inc.
5.70% (callable at 100 beginning 05/10/19) (i)	1,952	2,008
5.38%, 03/15/20	1,350	1,532
4.00%, 03/03/24	1,461	1,544
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/17/20 (d)	1,284	1,292
Hospitality Properties Trust, 4.50%, 03/15/25	1,001	1,024
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (i)	949	964
6.37% (callable at 100 beginning 03/30/25) (i)	1,686	1,724
6.37% (callable at 100 beginning 09/17/24) (i) (j)	903	922
4.25%, 03/14/24	1,300	1,364
5.25%, 03/14/44	350	399
International Lease Finance Corp.
2.22%, 06/15/16 (d)	1,350	1,350
6.25%, 05/15/19	1,800	1,966
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (c)	2,475	2,533
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (i)	500	491
7.90% (callable at 100 beginning 04/30/18) (i)	966	1,040
3.63%, 05/13/24	600	624
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (c)	682	706
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (c)	1,000	1,074
Morgan Stanley
1.00%, 07/23/19 (d)	1,550	1,548
5.63%, 09/23/19	900	1,024
4.10%, 05/22/23	1,399	1,456
3.88%, 04/29/24	625	657
4.35%, 09/08/26	610	639
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (d)	2,000	2,006
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (i)	1,900	1,852
Prudential Financial Inc., 5.87%, 09/15/42 (d)	1,196	1,299
Royal Bank of Scotland Group Plc
6.10%, 06/10/23	1,222	1,359
5.13%, 05/28/24	1,534	1,609
Santander UK Plc, 5.00%, 11/07/23 (c)	864	930
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (c) (i)	499	473
Stena AB, 7.00%, 02/01/24 (c)	1,332	1,292
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19 (d)	646	610
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (i)	1,006	1,064
4.48%, 01/16/24	461	500
4.10%, 06/03/26	300	316
		80,543
HEALTH CARE - 6.9%
Actavis Funding SCS
3.80%, 03/15/25	640	660
4.55%, 03/15/35	1,007	1,050
4.85%, 06/15/44	578	614
4.75%, 03/15/45	1,097	1,164
Amsurg Corp. Term Loan, 3.75%, 07/08/21 (d)	1,005	1,006
Becton Dickinson and Co., 4.69%, 12/15/44	370	404
Capsugel SA, 7.00%, 05/15/19 (c) (e)	1,493	1,517
Centene Corp., 4.75%, 05/15/22	272	282
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21 (d)	2,253	2,256
Endo Pharmaceuticals Holdings Inc. Term Loan B, 3.25%, 12/11/20 (d)	604	604

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Gilead Sciences Inc.
4.80%, 04/01/44	814	938
4.50%, 02/01/45	1,546	1,716
HCA Inc.
3.75%, 03/15/19	918	930
4.25%, 10/15/19	2,053	2,110
Howard Hughes Medical Institute, 3.50%, 09/01/23	727	774
Medtronic Inc., 3.50%, 03/15/25 (c)	626	655
Merck & Co. Inc., 4.15%, 05/18/43	827	891
Omnicare Inc.
4.75%, 12/01/22	100	103
5.00%, 12/01/24	100	105
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 09/28/19 (d)	979	977
Quest Diagnostics Inc., 4.70%, 03/30/45	140	143
Tenet Healthcare Corp.
5.00%, 03/01/19 (c)	750	744
8.13%, 04/01/22	786	867
Valeant Pharmaceuticals International Inc., 5.50%, 03/01/23 (c)	244	247
Valeant Pharmaceuticals International Inc. Term Loan
0.00%,03/13/22 (f)	126	126
0.00%,03/13/22 (f)	164	165
VRX Escrow Corp.
5.88%, 05/15/23 (c)	1,034	1,060
6.13%, 04/15/25 (c)	840	870
		22,978
INDUSTRIALS - 5.7%
Aircastle Ltd., 4.63%, 12/15/18	539	561
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (c)	550	451
Berry Plastics Corp. Incremental Term Loan D, 3.50%, 01/29/20 (d)	1,476	1,472
Berry Plastics Term Loan E, 3.75%, 01/06/21 (d)	454	454
Bombardier Inc.
5.50%, 09/15/18 (c)	276	276
4.75%, 04/15/19 (c)	1,571	1,540
6.00%, 10/15/22 (c)	835	784
6.13%, 01/15/23 (c)	1,727	1,632
7.50%, 03/15/25 (c)	271	267
Delta Airlines Inc. Term Loan B-1, 3.25%, 10/18/18 (d)	1,870	1,868
Florida East Coast Holdings Corp., 6.75%, 05/01/19 (c)	1,187	1,196
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (c)	291	303
Interactive Data Corp. Term Loan, 4.75%, 04/30/21 (d)	1,493	1,498
Meritor Inc., 6.25%, 02/15/24	381	384
Schaeffler AG Term Loan, 4.25%, 05/15/20 (d)	550	553
Southwire LLC Term Loan, 3.25%, 02/11/21 (d)	1,032	1,021
TransDigm Inc. Term Loan D, 3.75%, 05/22/21 (d)	893	891
TransUnion Holding Co. Inc., 9.63%, 06/15/18 (e)	1,400	1,414
United Rentals North America Inc., 8.38%, 09/15/20	1,600	1,720
US Airways Group Inc., 6.13%, 06/01/18	575	605
		18,890
INFORMATION TECHNOLOGY - 2.0%
Ancestry.com Inc., 9.63%, 10/15/18 (c) (e)	886	893
BMC Software Finance Inc. Term Loan, 5.00%, 08/09/20 (d)	669	654
Boxer Parent Co. Inc., 9.00%, 10/15/19 (c) (e)	829	684
CDK Global Inc., 3.30%, 10/15/19 (c)	503	507
First Data Corp. New Term Loan, 3.67%, 03/24/17 (d)	1,300	1,299
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (c)	1,048	657
ViaSat Inc., 6.88%, 06/15/20	1,932	2,036
		6,730
MATERIALS - 6.5%
Ardagh Packaging Finance Plc, 3.27%, 12/15/19 (c) (d)	3,000	2,929
Barrick Gold Corp., 4.10%, 05/01/23	600	592
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (c)	432	439
Cemex Finance LLC
9.38%, 10/12/22 (c)	1,050	1,192
6.00%, 04/01/24 (c)	447	446
Cemex SAB de CV
6.50%, 12/10/19 (c)	774	822
7.25%, 01/15/21 (c)	794	848
FMG Resources August 2006 Pty Ltd., 6.00%, 04/01/17 (c)	750	742
FMG Resources Pty Ltd., 6.88%, 04/01/22 (c)	1,200	886
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19 (d)	1,474	1,329
Freeport-McMoRan Inc., 5.40%, 11/14/34	2,351	2,150
Hanson Building Products Term Loan, 6.50%, 03/05/22 (d)	1,163	1,161
Hexion US Finance Corp., 6.63%, 04/15/20	500	457
INEOS Group Holdings SA, 6.50%, 08/15/18 (c), EUR	333	368
LyondellBasell Industries NV
6.00%, 11/15/21	1,250	1,469
4.63%, 02/26/55	450	445
MacDermid Inc. Term Loan, 4.75%, 06/07/20 (d)	357	359
Methanex Corp., 5.65%, 12/01/44	496	521
Monsanto Co., 4.70%, 07/15/64	980	1,067
Samarco Mineracao SA
4.13%, 11/01/22 (c)	240	216
5.38%, 09/26/24 (c)	1,237	1,160
Sealed Air Corp., 4.88%, 12/01/22 (c)	337	344
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (c)	340	338
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21 (d)	998	989
Votorantim Cimentos SA, 7.25%, 04/05/41 (c)	300	294
		21,563
TELECOMMUNICATION SERVICES - 4.5%
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21 (d)	1,385	1,381
Frontier Communications Corp.
6.25%, 09/15/21	200	201
6.88%, 01/15/25	255	252
Hughes Satellite Systems Corp., 6.50%, 06/15/19	550	597
Inmarsat Finance Plc, 4.88%, 05/15/22 (c)	1,269	1,269
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	1,500	1,448
PAETEC Holding Corp., 9.88%, 12/01/18	1,342	1,418
SES Global Americas Holdings GP, 5.30%, 03/25/44 (c)	953	1,069
Sprint Corp., 7.13%, 06/15/24	975	956
Verizon Communications Inc.
6.40%, 09/15/33	58	72
4.27%, 01/15/36 (a) (b)	1,849	1,835
6.55%, 09/15/43	19	25

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
4.86%, 08/21/46	814	852
5.01%, 08/21/54	818	849
4.67%, 03/15/55 (c)	1,102	1,079
Wind Acquisition Finance SA, 4.07%, 07/15/20 (c) (d), EUR	500	536
Windstream Corp. Term Loan B-4, 3.50%, 01/15/20 (d)	982	981
		14,820
UTILITIES - 4.3%
Abengoa Yield Plc, 7.00%, 11/15/19 (c)	926	954
AES Corp.
3.26%, 06/01/19 (d)	1,049	1,044
4.88%, 05/15/23	850	821
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (c) (i)	2,700	2,817
Enel SpA, 8.75%, 09/24/73 (c) (d)	1,376	1,656
FirstEnergy Corp.
4.25%, 03/15/23 (g)	616	645
7.38%, 11/15/31	525	667
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (c)	747	841
GenOn Energy Inc., 9.50%, 10/15/18	1,025	1,045
Oglethorpe Power Corp., 4.55%, 06/01/44	1,042	1,133
Pacific Gas & Electric Co., 4.30%, 03/15/45	578	622
RJS Power Holdings LLC, 5.13%, 07/15/19 (c)	1,350	1,330
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16 (d)	564	567
		14,142
Total Corporate Bonds and Notes (cost $307,305)		301,420

PREFERRED STOCKS - 1.2%

ENERGY - 0.1%
NuStar Logistics LP, 7.63%	19	496

FINANCIALS - 1.1%
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (i)	45	1,133
US Bancorp, 6.00%, (callable at 25 beginning 04/15/17) (i)	88	2,403
		3,536
Total Preferred Stocks (cost $4,092)		4,032

INVESTMENT COMPANIES - 0.2%
Kayne Anderson MLP Investment Co.	8	276
PIMCO Dynamic Credit Income Fund	11	222

Total Investment Companies (cost $505)		498

SHORT TERM INVESTMENTS - 2.8%

Investment Company - 2.8%
JNL Money Market Fund, 0.01% (k) (l)	9,329	9,329

Total Short Term Investments (cost $9,329)		9,329

Total Investments - 97.7% (cost $330,262)		324,336
Other Assets and Liabilities, Net - 2.3%		7,752
Total Net Assets - 100.0%		$332,088

(a)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(b)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2015, the aggregate value of these liquid securities was $85,292, which represented 25.7% of net assets.

(d)	Variable rate security. Rate stated was in effect as of March 31, 2015.
(e)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(f)	This variable rate senior loan will settle after March 31, 2015, at which time the interest rate will be determined.
(g)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(h)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2015.
(i)	Perpetual security.
(j)	Convertible security.
(k)	Investment in affiliate.
(l)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2015

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act, as amended.  As of March 31, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
American Airlines Pass-Through Trust, 5.60%, 07/15/20	07/30/2014	$1,710	$1,785	0.5%
Citigroup Commercial Mortgage Trust REMIC, 0.92%, 06/15/21	06/05/2014	4,000	3,981	1.2
Verizon Communications Inc., 4.27%, 01/15/36	03/17/2015	1,844	1,835	0.6
		$7,554	$7,601	2.3%

Schedule of Open Futures Contracts

	Expiration	Contracts (Short)	Unrealized (Depreciation)
Euro FX Currency Future	June 2015	(44)	$(24)
U.S. Treasury Long Bond Future	June 2015	(128)	(601)
U.S. Treasury Note Future, 10-Year	June 2015	(628)	(982)
U.S. Treasury Note Future, 2-Year	June 2015	(28)	(20)
U.S. Treasury Note Future, 5-Year	June 2015	(338)	(397)
Ultra Long Term U.S. Treasury Bond Future	June 2015	(122)	(383)
			$(2,407)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
CSI	Capital One Bank, 2.25%, 02/13/2019	N/A	1.00%	06/20/2020	$3,500	$(133)	$(125)	$(8)
CSI	Carnival Corp., 6.65%, 01/15/2028	N/A	1.00%	06/20/2020	4,000	(113)	(97)	(16)
CSI	Cooper Tire & Rubber Co., 7.62%, 03/15/2027	N/A	5.00%	06/20/2020	4,000	(603)	(583)	(20)
CSI	Dominion Resources Inc., 6.40%, 06/15/2018	N/A	1.00%	06/20/2020	4,000	(132)	(128)	(4)
CSI	Kellogg Co., 4.00%, 12/15/2020	N/A	1.00%	06/20/2020	4,000	(63)	(28)	(35)
CSI	Marriott International., 3.00%, 03/01/2019	N/A	1.00%	06/20/2020	4,000	(123)	(117)	(6)
CSI	Nucor Corp., 5.75%, 12/01/2017	N/A	1.00%	06/20/2020	4,000	(62)	(54)	(8)
CSI	Staples Inc., 2.75%, 01/12/2018	N/A	1.00%	03/20/2018	3,000	(25)	(7)	(18)
CSI	Viacom Inc., 6.88%, 04/30/2036	N/A	1.00%	06/20/2020	4,000	(66)	(73)	7
CSI	Xerox Corporation., 6.35%, 05/15/2018	N/A	1.00%	06/20/2020	4,000	(12)	(22)	10
					$38,500	$(1,332)	$(1,234)	$(98)
Credit default swap agreements - sell protection (3)
CSI	Citigroup Inc., 6.12%, 05/15/2018	0.75%	1.00%	06/20/2020	$(3,500)	$45	$41	$4
CSI	Goodyear Tire & Rubber Co., 7.00%, 03/15/2028	1.99%	5.00%	06/20/2020	(4,000)	592	589	3
CSI	Host Hotels & Resorts LP, 4.75%, 03/01/2023	0.94%	1.00%	06/20/2020	(4,000)	13	11	2
CSI	Royal Caribbean Cruises Ltd., 5.25%, 11/15/2022	1.56%	5.00%	06/20/2020	(4,000)	685	659	26
					$(15,500)	$1,335	$1,300	$35

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Curian/Neuberger Berman Currency Fund

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 85.9%

GOVERNMENT SECURITIES - 85.9%

Federal Farm Credit Bank - 11.3%
Federal Farm Credit Bank
0.19%, 04/23/15 (a) (b)	$7,000	$7,000
0.50%, 05/01/15 (a)	2,000	2,001
0.25%, 05/28/15 (a)	4,000	4,001
0.15%, 07/09/15 (a)	4,250	4,250
0.28%, 08/25/15 (a)	2,000	2,001
0.19%, 10/01/15 (a)	2,000	1,999
0.24%, 10/19/15 (a)	3,250	3,251
		24,503
Federal Home Loan Bank - 11.2%
Federal Home Loan Bank
0.07%, 04/22/15 (a)	4,000	4,000
0.13%, 06/02/15 - 06/03/15 (a)	5,000	5,000
1.63%, 08/20/15 (a)	2,000	2,011
0.15%, 10/09/15 (b)	3,250	3,250
0.18%, 11/04/15 (a)	5,000	4,997
0.20%, 11/17/15 (a)	5,000	4,997
		24,255
Federal Home Loan Mortgage Corp. - 9.3%
Federal Home Loan Mortgage Corp.
0.50%, 04/17/15 - 09/25/15 (a)	7,750	7,756
4.38%, 07/17/15 (a)	2,000	2,025
0.45%, 09/04/15 (a)	2,000	2,002
1.75%, 09/10/15 (a)	5,000	5,034
0.42%, 09/18/15 (a)	3,525	3,528
		20,345
Federal National Mortgage Association - 11.2%
Federal National Mortgage Association
5.00%, 04/15/15 (a)	3,000	3,006
0.50%, 05/27/15 (a)	14,000	14,008
0.35%, 08/28/15 (a)	2,000	2,001
1.63%, 10/26/15 (a)	2,000	2,016
0.38%, 12/21/15 (a)	3,250	3,252
		24,283
U.S. Treasury Securities - 42.9%
U.S. Treasury Note
0.38%, 04/15/15	16,500	16,502
0.25%, 05/15/15 - 08/15/15	61,500	61,520
1.88%, 06/30/15	15,000	15,063
		93,085
Total Government and Agency Obligations (cost $186,495)		186,471

SHORT TERM INVESTMENTS - 16.2%

Federal Home Loan Mortgage Corp. - 1.9%
Federal Home Loan Mortgage Corp., 0.17%, 11/16/15 (a)	4,000	3,995

Investment Company - 5.1%
JNL Money Market Fund, 0.01% (c) (d)	11,132	11,132

Treasury Securities - 9.2%
U.S. Treasury Bill, 0.03%, 04/23/15	$20,000	20,000

Total Short Term Investments (cost $35,128)		35,127

Total Investments - 102.1% (cost $221,623)		221,598
Other Assets and Liabilities, Net - (2.1%)		(4,503)
Total Net Assets - 100.0%		$217,095

(a)	This security is a direct debt of the agency and not collateralized by mortgages.
(b)	Variable rate security. Rate stated was in effect as of March 31, 2015.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	04/09/2015	SSB	AUD	35,264	26,848	(1,564)
AUD/USD	04/09/2015	SGB	AUD	9,553	7,274	(389)
AUD/USD	04/09/2015	RBC	AUD	11,123	8,468	(136)
AUD/USD	04/09/2015	SSB	AUD	6,190	4,712	1
CAD/USD	04/09/2015	SGB	CAD	9,512	7,510	(481)
CAD/USD	04/09/2015	SSB	CAD	34,581	27,300	(977)
CAD/USD	04/09/2015	RBC	CAD	9,940	7,847	(97)
CAD/USD	04/09/2015	RBC	CAD	1,558	1,230	—
CHF/USD	04/09/2015	SGB	CHF	1,527	1,572	67
CHF/USD	04/09/2015	SGB	CHF	8,444	8,691	(708)
CHF/USD	04/09/2015	SSB	CHF	17,177	17,681	(1,254)
CHF/USD	04/09/2015	RBC	CHF	8,397	8,643	(464)
EUR/USD	04/09/2015	SGB	EUR	16,873	18,144	(1,190)
EUR/USD	04/09/2015	SSB	EUR	11,285	12,136	(595)
EUR/USD	04/09/2015	RBC	EUR	28,232	30,358	(1,065)
EUR/USD	04/09/2015	SGB	EUR	19,655	21,136	374
EUR/USD	04/09/2015	SSB	EUR	9,736	10,469	135
EUR/USD	04/09/2015	RBC	EUR	2,895	3,113	21
GBP/USD	04/09/2015	RBC	GBP	4,596	6,818	28
GBP/USD	04/09/2015	SSB	GBP	2,114	3,136	27
GBP/USD	04/09/2015	SGB	GBP	16,533	24,525	(390)
GBP/USD	04/09/2015	RBC	GBP	14,376	21,325	(404)
GBP/USD	04/09/2015	SSB	GBP	4,378	6,494	(182)
JPY/USD	04/09/2015	SGB	JPY	1,729,737	14,424	(47)
JPY/USD	04/09/2015	RBC	JPY	792,899	6,612	(63)
JPY/USD	04/09/2015	RBC	JPY	1,318,739	10,997	88
JPY/USD	04/09/2015	SSB	JPY	910,527	7,593	(35)
JPY/USD	04/09/2015	SSB	JPY	1,825,350	15,220	130
NOK/USD	04/09/2015	SSB	NOK	348,701	43,277	(1,952)
NOK/USD	04/09/2015	RBC	NOK	155,999	19,361	(515)
NOK/USD	04/09/2015	SGB	NOK	65,664	8,149	(271)
NOK/USD	04/09/2015	SGB	NOK	55,781	6,923	167
NOK/USD	04/09/2015	SSB	NOK	38,247	4,746	51
NOK/USD	04/09/2015	RBC	NOK	16,102	1,998	59
NZD/USD	04/09/2015	SGB	NZD	4,898	3,658	(137)
NZD/USD	04/09/2015	SSB	NZD	10,446	7,804	(242)
NZD/USD	04/09/2015	RBC	NZD	4,252	3,177	(57)
NZD/USD	04/09/2015	RBC	NZD	24,884	18,589	195
NZD/USD	04/09/2015	SGB	NZD	9,892	7,390	132
NZD/USD	04/09/2015	SSB	NZD	11,630	8,689	165
SEK/USD	04/09/2015	SSB	SEK	297,757	34,579	(2,004)
SEK/USD	04/09/2015	SGB	SEK	64,327	7,471	(528)
SEK/USD	04/09/2015	RBC	SEK	143,264	16,637	(391)
SEK/USD	04/09/2015	SGB	SEK	19,412	2,254	2
SEK/USD	04/09/2015	SSB	SEK	32,608	3,787	28
SEK/USD	04/09/2015	RBC	SEK	8,062	936	8
USD/AUD	04/09/2015	SGB	AUD	(51,250)	(39,018)	2,005
USD/AUD	04/09/2015	RBC	AUD	(19,136)	(14,568)	417
USD/AUD	04/09/2015	SSB	AUD	(14,019)	(10,672)	208
USD/AUD	04/09/2015	SGB	AUD	(3,379)	(2,572)	(16)
USD/CAD	04/09/2015	SGB	CAD	(17,424)	(13,756)	611
USD/CAD	04/09/2015	RBC	CAD	(36,285)	(28,646)	1,153
USD/CAD	04/09/2015	SSB	CAD	(17,235)	(13,608)	336
USD/CAD	04/09/2015	SGB	CAD	(6,400)	(5,053)	(47)
USD/CAD	04/09/2015	SSB	CAD	(6,328)	(4,995)	(35)

See accompanying Notes to Schedules of Investments.

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/CAD	04/09/2015	RBC	CAD	(3,994)	$(3,153)	$(14)
USD/CHF	04/09/2015	SSB	CHF	(42,190)	(43,427)	(1,942)
USD/CHF	04/09/2015	SGB	CHF	(3,603)	(3,709)	188
USD/CHF	04/09/2015	SSB	CHF	(6,956)	(7,160)	292
USD/CHF	04/09/2015	RBC	CHF	(9,846)	(10,136)	213
USD/CHF	04/09/2015	RBC	CHF	(2,552)	(2,627)	(42)
USD/CHF	04/09/2015	SGB	CHF	(4,523)	(4,656)	(163)
USD/EUR	04/09/2015	RBC	EUR	(11,331)	(12,183)	767
USD/EUR	04/09/2015	SSB	EUR	(13,825)	(14,866)	722
USD/EUR	04/09/2015	SGB	EUR	(12,002)	(12,906)	331
USD/EUR	04/09/2015	RBC	EUR	(2,887)	(3,105)	(41)
USD/EUR	04/09/2015	SSB	EUR	(4,224)	(4,542)	(54)
USD/EUR	04/09/2015	SGB	EUR	(2,620)	(2,817)	(38)
USD/GBP	04/09/2015	RBC	GBP	(12,644)	(18,755)	389
USD/GBP	04/09/2015	SGB	GBP	(6,096)	(9,042)	152
USD/GBP	04/09/2015	SSB	GBP	(12,120)	(17,978)	478
USD/GBP	04/09/2015	SSB	GBP	(3,908)	(5,797)	(16)
USD/JPY	04/09/2015	RBC	JPY	(2,486,858)	(20,738)	172
USD/JPY	04/09/2015	SGB	JPY	(1,230,942)	(10,265)	180
USD/JPY	04/09/2015	SSB	JPY	(1,184,877)	(9,880)	168
USD/JPY	04/09/2015	SGB	JPY	(272,520)	(2,272)	(26)
USD/JPY	04/09/2015	SSB	JPY	(132,274)	(1,103)	(11)
USD/NOK	04/09/2015	SGB	NOK	(145,224)	(18,023)	901
USD/NOK	04/09/2015	SSB	NOK	(137,841)	(17,108)	764
USD/NOK	04/09/2015	RBC	NOK	(79,568)	(9,875)	444
USD/NOK	04/09/2015	SGB	NOK	(89,856)	(11,152)	(223)
USD/NZD	04/09/2015	RBC	NZD	(22,647)	(16,919)	(260)
USD/NZD	04/09/2015	SSB	NZD	(24,885)	(18,591)	417
USD/NZD	04/09/2015	SGB	NZD	(16,675)	(12,458)	299
USD/NZD	04/09/2015	SSB	NZD	(32,306)	(24,136)	(276)
USD/NZD	04/09/2015	RBC	NZD	(9,525)	(7,116)	111
USD/NZD	04/09/2015	SGB	NZD	(2,879)	(2,151)	(79)
USD/SEK	04/09/2015	RBC	SEK	(75,678)	(8,790)	269
USD/SEK	04/09/2015	SSB	SEK	(186,468)	(21,654)	814
USD/SEK	04/09/2015	SGB	SEK	(46,977)	(5,455)	(18)
USD/SEK	04/09/2015	SGB	SEK	(82,051)	(9,528)	421
USD/SEK	04/09/2015	RBC	SEK	(42,190)	(4,899)	(19)
USD/SEK	04/09/2015	SSB	SEK	(45,690)	(5,306)	(43)
					$(7,465)	$(4,601)

See accompanying Notes to Schedules of Investments.

Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (a)

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 21.2%
Ally Auto Receivables Trust
0.48%, 02/15/16	$925	$924
0.63%, 05/15/17	1,631	1,632
BA Credit Card Trust, 0.44%, 04/17/17 (b)	5,100	5,101
Capital One Multi-Asset Execution Trust, 0.25%, 02/15/17 (b)	3,000	2,989
CarMax Auto Owner Trust
0.47%, 02/15/17	595	595
0.46%, 04/17/17	2,737	2,736
Chase Issuance Trust, 0.44%, 05/15/17 (b)	3,000	3,002
Citibank Credit Card Issuance Trust, 0.33%, 12/15/16 (b)	3,000	2,992
Ford Credit Auto Owner Trust, 0.57%, 06/15/16	2,165	2,166
Honda Auto Receivables Owner Trust, 0.58%, 03/15/16	1,035	1,035
Hyundai Auto Receivables Trust
0.46%, 01/16/17	1,246	1,245
0.44%, 02/15/17	2,761	2,760
Navient Student Loan Trust
0.42%, 12/25/16 (b)	1,049	1,047
0.45%, 12/26/16 (b)	3,016	3,016
Nelnet Student Loan Trust REMIC, 0.34%, 10/26/26 (b)	1,104	1,103
Nissan Auto Receivables Owner Trust, 0.50%, 01/15/16	438	438
SLM Student Loan Trust, 0.35%, 04/27/20 (b)	1,652	1,646
Toyota Auto Receivables Owner Trust, 0.40%, 12/15/15	903	903

Total Non-U.S. Government Agency Asset-Backed Securities (cost $35,346)		35,330

CORPORATE BONDS AND NOTES - 47.1%

CONSUMER DISCRETIONARY - 0.9%
NBCUniversal Enterprise Inc., 0.79%, 04/15/16 (b) (c)	1,500	1,504

ENERGY - 2.8%
BP Capital Markets Plc, 0.59%, 11/06/15 (b)	1,780	1,782
Devon Energy Corp., 0.72%, 12/15/15 (b)	560	559
EOG Resources Inc., 2.95%, 06/01/15	1,000	1,004
TransCanada PipeLines Ltd., 0.95%, 06/30/16 (b)	1,365	1,369
		4,714
FINANCIALS - 30.7%
American Express Credit Corp., 1.37%, 06/12/15 (b)	1,500	1,503
American Honda Finance Corp., 0.64%, 05/26/16 (b) (c)	2,000	2,007
Bank of America NA, 0.73%, 11/14/16 (b)	1,500	1,501
Bank of Montreal, 0.77%, 07/15/16 (b)	1,500	1,507
Bank of New York Mellon Corp., 0.49%, 03/04/16 (b)	2,500	2,504
Berkshire Hathaway Finance Corp., 0.40%, 01/10/17 (b)	1,500	1,500
Caterpillar Financial Services Corp., 0.50%, 02/26/16 (b)	1,600	1,603
Daimler Finance North America LLC, 0.93%, 08/01/16 (b) (c)	1,280	1,288
General Electric Capital Corp., 0.90%, 07/12/16 (b)	3,500	3,523
Goldman Sachs Group Inc., 0.66%, 07/22/15 (b)	1,200	1,200
HSBC USA Inc., 0.56%, 06/23/17 (b)	2,220	2,215
John Deere Capital Corp., 0.36%, 02/25/16 (b)	750	751
JPMorgan Chase & Co., 0.78%, 02/15/17 (b)	4,080	4,085
Metropolitan Life Global Funding I, 0.78%, 07/15/16 (b) (c)	2,000	2,010
Mizuho Bank Ltd., 0.72%, 09/25/17 (b) (c)	675	674
National Australia Bank Ltd., 0.81%, 07/25/16 (b)	1,400	1,407
Pricoa Global Funding I, 0.53%, 08/19/15 (b) (c)	2,500	2,501
Principal Life Global Funding II, 0.63%, 05/27/16 (b) (c)	1,000	1,002
Royal Bank of Canada, 0.49%, 12/16/15 (b)	1,750	1,752
Simon Property Group LP, 5.10%, 06/15/15	2,350	2,371
Svenska Handelsbanken AB, 0.71%, 03/21/16 (b)	2,120	2,128
Toyota Motor Credit Corp.
0.55%, 05/17/16 (b)	1,500	1,504
0.36%, 09/23/16 (b)	1,750	1,749
U.S. Bank NA, 0.48%, 01/30/17 (b)	1,500	1,500
Volkswagen Group of America Finance LLC
0.63%, 05/23/17 (b) (c)	1,085	1,085
0.70%, 11/20/17 (b) (c)	415	415
Wells Fargo & Co., 0.52%, 09/08/17 (b)	3,340	3,329
Westpac Banking Corp., 1.03%, 09/25/15 (b)	2,540	2,549
		51,163
HEALTH CARE - 2.8%
Actavis Funding SCS, 1.14%, 09/01/16 (b)	800	802
Bayer US Finance LLC, 0.50%, 10/07/16 (b) (c)	740	740
Medtronic Inc., 0.35%, 02/27/17 (b)	2,750	2,741
Merck & Co. Inc., 0.45%, 05/18/16 (b)	400	401
		4,684
INDUSTRIALS - 3.1%
Canadian National Railway Co., 0.46%, 11/06/15 (b)	1,330	1,330
Rockwell Collins Inc., 0.62%, 12/15/16 (b)	1,720	1,722
United Technologies Corp., 0.76%, 06/01/15 (b)	2,150	2,152
		5,204
INFORMATION TECHNOLOGY - 4.5%
Apple Inc., 0.33%, 05/05/17 (b)	2,100	2,098
Cisco Systems Inc., 0.54%, 03/03/17 (b)	2,000	2,006
International Business Machines Corp., 0.33%, 02/05/16 (b)	1,800	1,801
Oracle Corp., 0.45%, 07/07/17 (b)	1,510	1,512
		7,417
MATERIALS - 0.7%
BHP Billiton Finance USA Ltd., 0.52%, 09/30/16 (b)	1,155	1,155

TELECOMMUNICATION SERVICES - 0.7%
Verizon Communications Inc., 0.70%, 11/02/15	1,200	1,200

UTILITIES - 0.9%
Electricite de France SA, 0.72%, 01/20/17 (b) (c)	1,500	1,502

Total Corporate Bonds and Notes (cost $78,569)		78,543

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%

GOVERNMENT SECURITIES - 7.5%
U.S. Treasury Securities - 7.5%
U.S. Treasury Note, 0.25%, 07/15/15 - 09/15/15	12,500	12,505

Total Government and Agency Obligations (cost $12,508)		12,505

SHORT TERM INVESTMENTS - 19.0%

Certificates of Deposit - 2.4%
Credit Suisse, 0.67%, 12/07/15 (b)	1,500	1,501
Nordea Bank Finland Plc, 0.45%, 06/13/16 (b)	2,540	2,540
		4,041
Investment Companies - 13.8%
JNL Money Market Fund, 0.01% (d) (e)	4,077	4,077
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (e)	18,856	18,856
		22,933
Treasury Securities - 2.8%
U.S. Treasury Bill, 0.03%, 06/25/15	$4,750	4,750

Total Short Term Investments (cost $31,723)		31,724

Total Investments - 94.8% (cost $158,146)		158,102
Other Assets and Liabilities, Net - 5.2%		8,698
Total Net Assets - 100.0%		$166,800

(a)	Consolidated Schedule of Investments.
(b)	Variable rate security. Rate stated was in effect as of March 31, 2015.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2015, the aggregate value of these liquid securities was $14,728, which represented 8.8% of net assets.

(d)	Investment in affiliate.
(e)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts	Unrealized Appreciation / (Depreciation)
Brent Crude Oil Future	July 2015	155	$(1,034)
CBT Wheat Future	July 2015	143	(573)
Cocoa Future	July 2015	97	(276)
Coffee ‘C’ Future	July 2015	37	(121)
Copper Future	May 2015	116	(214)
Corn Future	July 2015	492	(957)
Cotton No.2 Future	July 2015	119	(71)
Feeder Cattle Future	May 2015	50	422
Gold 100 Oz. Future	June 2015	124	(1,057)
ICE Gas Oil Future	June 2015	198	(951)
KCBT Wheat Future	July 2015	146	(545)
Lean Hogs Future	June 2015	205	(643)
Live Cattle Future	June 2015	102	341
LME Aluminum Future	June 2015	88	(64)
LME Lead Future	June 2015	139	232
LME Nickel Future	June 2015	84	(873)
LME Zinc Future	June 2015	137	54
Natural Gas Future	June 2015	106	(127)
NY Harbor ULSD Future	June 2015	127	(953)
Platinum Future	July 2015	187	(401)
RBOB Gasoline Future	June 2015	127	(851)
Silver Future	July 2015	76	21
Soybean Future	July 2015	77	(319)
Soybean Meal Future	July 2015	121	(220)
Soybean Oil Future	July 2015	63	(97)
Sugar #11 (World Markets) Future	July 2015	123	(276)
WTI Crude Oil Future	June 2015	162	(596)
			$(10,149)

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

Curian/Nicholas Convertible Arbitrage Fund

	Shares/Par †	Value
PREFERRED STOCKS - 8.5%

CONSUMER DISCRETIONARY - 1.0%
Fiat Chrysler Automobiles NV, 7.88%, 12/15/16 (b)	30	$4,116

CONSUMER STAPLES - 1.4%
Tyson Foods Inc., 4.75%, 07/15/17 (b)	116	5,628

ENERGY - 0.1%
Chesapeake Energy Corp., 5.75% (a) (b)	1	510

FINANCIALS - 2.0%
Crown Castle International Corp., 4.50% (b) (c)	76	7,926

HEALTH CARE - 2.1%
Actavis Plc, 5.50%, 03/01/18 (b)	9	8,723

INDUSTRIALS - 1.4%
Genesee & Wyoming Inc., 5.00%, 10/01/15 (b)	47	5,708

MATERIALS - 0.5%
Alcoa Inc., 5.38%, 10/01/17 (b) (c)	46	2,000

Total Preferred Stocks (cost $33,969)		34,612

CORPORATE BONDS AND NOTES - 93.1%

CONSUMER DISCRETIONARY - 11.5%
Jarden Corp., 1.88%, 09/15/18 (b) (c)	$2,765	4,737
Liberty Interactive LLC, 0.75%, 03/30/43 (b) (c)	7,285	10,167
MGM Resorts International, 4.25%, 04/15/15 (b)	8,170	9,304
Priceline.com Inc., 1.00%, 03/15/18 (b)	5,785	7,719
Restoration Hardware Holdings Inc., 0.00%, 06/15/19 (b) (d) (e)	4,130	4,383
Tesla Motors Inc., 1.25%, 03/01/21 (b)	12,755	10,682
		46,992
ENERGY - 9.6%
Cheniere Energy Inc., 4.25%, 03/15/45 (b)	2,180	1,808
Chesapeake Energy Corp., 2.50%, 05/15/37 (b) (c)	10,440	10,003
Cobalt International Energy Inc., 2.63%, 12/01/19 (b) (c)	4,460	3,242
Hornbeck Offshore Services Inc., 1.50%, 09/01/19 (b) (f)	9,825	7,897
PDC Energy Inc., 3.25%, 05/15/16 (b) (e)	4,580	6,303
Scorpio Tankers Inc., 2.38%, 07/01/19 (b) (e)	6,390	6,601
Whiting Petroleum Corp., 1.25%, 04/01/20 (b) (e)	2,875	3,035
		38,889
FINANCIALS - 2.0%
Portfolio Recovery Associates Inc., 3.00%, 08/01/20 (b)	7,455	8,033

HEALTH CARE - 17.9%
Aegerion Pharmaceuticals Inc., 2.00%, 08/15/19 (b)	5,355	4,977
BioMarin Pharmaceutical Inc., 0.75%, 10/15/18 (b) (c)	6,830	10,164
Brookdale Senior Living Inc., 2.75%, 06/15/18 (b) (c)	4,465	6,201
Clovis Oncology Inc., 2.50%, 09/15/21 (b) (c) (e)	2,965	4,107
Horizon Pharma Investment Ltd., 2.50%, 03/15/22 (b) (e)	3,970	4,642
Illumina Inc., 0.00%, 06/15/19 (b) (c) (d) (e)	8,990	9,956
Incyte Corp., 1.25%, 11/15/20 (b) (c)	6,175	11,458
Insulet Corp., 2.00%, 06/15/19 (b)	8,085	8,151
Isis Pharmaceuticals Inc., 1.00%, 11/15/21 (b) (e)	2,015	2,345
Jazz Investments I Ltd., 1.88%, 08/15/21 (b) (e)	6,965	8,105
Orexigen Therapeutics Inc., 2.75%, 12/01/20 (b)	1,705	1,964
Spectranetics Corp., 2.63%, 06/01/34 (b)	685	887
		72,957
INDUSTRIALS - 8.8%
Air Lease Corp., 3.88%, 12/01/18 (b)	6,195	8,917
Greenbrier Cos. Inc., 3.50%, 04/01/18 (b)	2,500	3,784
Navistar International Corp., 4.75%, 04/15/19 (b) (e)	9,980	9,013
SolarCity Corp., 2.75%, 11/01/18 (b)	2,765	2,890
UTi Worldwide Inc., 4.50%, 03/01/19 (b)	10,010	11,224
		35,828
INFORMATION TECHNOLOGY - 39.3%
Ciena Corp., 3.75%, 10/15/18 (b) (e)	8,025	9,836
Electronic Arts Inc., 0.75%, 07/15/16 (b) (c)	3,490	6,470
Electronics For Imaging Inc., 0.75%, 09/01/19 (b) (c) (e)	8,105	8,277
EnerNOC Inc., 2.25%, 08/15/19 (b) (e)	1,505	1,108
j2 Global Inc., 3.25%, 06/15/29 (b)	5,185	5,969
LinkedIn Corp., 0.50%, 11/01/19 (b) (e)	7,320	8,034
Microchip Technology Inc., 1.63%, 02/15/25 (b) (c) (e)	5,800	6,021
Micron Technology Inc., 3.00%, 11/15/43 (b)	3,400	3,759
NXP Semiconductor NV, 1.00%, 12/01/19 (b) (e)	5,735	6,832
Palo Alto Networks Inc., 0.00%, 07/01/19 (b) (d) (e)	6,505	9,331
Proofpoint Inc., 1.25%, 12/15/18 (b)	5,955	9,487
Qihoo 360 Technology Co. Ltd., 2.50%, 09/15/18 (b)	6,510	6,164
Salesforce.com Inc., 0.25%, 04/01/18 (b)	3,495	4,185
SanDisk Corp., 0.50%, 10/15/20 (b)	9,610	9,646
ServiceNow Inc., 0.00%, 11/01/18 (b) (d)	8,480	10,425
Sina Corp., 1.00%, 12/01/18 (b)	9,715	8,816
SunEdison Inc., 2.38%, 04/15/22 (b) (e)	8,465	9,925
SunPower Corp., 0.75%, 06/01/18 (b)	7,740	10,778
Synchronoss Technologies Inc., 0.75%, 08/15/19 (b)	9,225	10,649
Twitter Inc., 1.00%, 09/15/21 (b) (e)	10,340	10,056
Verint Systems Inc., 1.50%, 06/01/21 (b)	3,725	4,335
		160,103
MATERIALS - 4.0%
Kaiser Aluminum Corp., 4.50%, 04/01/15 (b)	4,110	6,344
RTI International Metals Inc., 1.63%, 10/15/19 (b)	8,620	9,913
		16,257
Total Corporate Bonds and Notes (cost $358,560)		379,059

SHORT TERM INVESTMENTS - 4.5%

Investment Company - 4.3%
JNL Money Market Fund, 0.01% (g) (h)	17,287	17,287

Securities Lending Collateral - 0.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (h)	200	200
Fidelity Institutional Money Market Portfolio, 0.13% (h)	200	200
Repurchase Agreement with MLP, 0.12% (Collateralized by $213 U.S. Treasury Bond, due 08/15/42-02/15/44, value $238) acquired on 03/31/15, due 04/01/15 at $233	$233	233

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Repurchase Agreement with HSB, 0.10% (Collateralized by $82 U.S. Treasury Bond, due 05/15/40-08/15/44, value $98 and $104 U.S. Treasury Note, due 07/31/16-11/15/24, value $106) acquired on 03/31/15, due 04/01/15 at $200	200	200
		833
Total Short Term Investments (cost $18,120)		18,120

Total Investments - 106.1% (cost $410,649)		431,791
Total Securities Sold Short - (40.4%) (proceeds $150,108)		(164,470)
Other Assets and Liabilities, Net - 34.3%		139,673
Total Net Assets - 100.0%		$406,994

SECURITIES SOLD SHORT - 40.4%

COMMON STOCKS - 39.8%

CONSUMER DISCRETIONARY - 4.8%
Comcast Corp. - Class A	46	$2,601
Fiat Chrysler Automobiles NV	164	2,680
Jarden Corp.	74	3,912
MGM Resorts International	88	1,850
Priceline Group Inc.	4	4,913
Restoration Hardware Holdings Inc.	14	1,410
Tesla Motors Inc.	12	2,215
		19,581
CONSUMER STAPLES - 0.8%
Tyson Foods Inc. - Class A	81	3,113

ENERGY - 2.2%
Cheniere Energy Inc.	13	1,002
Chesapeake Energy Corp.	26	369
Cobalt International Energy Inc.	13	118
Hornbeck Offshore Services Inc.	46	858
PDC Energy Inc.	76	4,087
Scorpio Tankers Inc.	203	1,909
Whiting Petroleum Corp.	26	797
		9,140
FINANCIALS - 1.3%
Crown Castle International Corp.	41	3,412
PRA Group Inc.	34	1,849
		5,261
HEALTH CARE - 9.2%
Actavis Plc	9	2,566
Aegerion Pharmaceuticals Inc.	77	2,028
BioMarin Pharmaceutical Inc.	46	5,678
Brookdale Senior Living Inc.	91	3,450
Clovis Oncology Inc.	29	2,129
Horizon Pharma Plc	88	2,275
Illumina Inc.	11	1,965
Incyte Corp.	95	8,753
Insulet Corp.	82	2,741
Isis Pharmaceuticals Inc.	21	1,344
Jazz Pharmaceuticals Plc	17	3,008
Orexigen Therapeutics Inc.	146	1,141
Spectranetics Corp.	12	416
		37,494
INDUSTRIALS - 4.2%
Air Lease Corp. - Class A	127	4,799
Genesee & Wyoming Inc. - Class A	36	3,472
Greenbrier Cos. Inc.	53	3,096
Navistar International Corp.	35	1,036
SolarCity Corp.	22	1,150
UTi Worldwide Inc.	276	3,397
		16,950
INFORMATION TECHNOLOGY - 15.3%
Ciena Corp.	241	4,649
Electronic Arts Inc.	94	5,499
Electronics for Imaging Inc.	84	3,509
EnerNOC Inc.	22	248
j2 Global Inc.	40	2,614
Linkedin Corp. - Class A	12	2,971
Microchip Technology Inc.	60	2,912
Micron Technology Inc.	58	1,582
NXP Semiconductors NV	28	2,770
Palo Alto Networks Inc.	35	5,171
Proofpoint Inc.	84	4,969
Qihoo 360 Technology Co. Ltd. - ADR	6	300
Salesforce.com Inc.	21	1,406
SanDisk Corp.	26	1,662
ServiceNow Inc.	57	4,523
Sina Corp.	3	101
SunEdison Inc.	203	4,877
SunPower Corp.	154	4,809
Synchronoss Technologies Inc.	69	3,292
Twitter Inc.	50	2,505
Verint Systems Inc.	32	1,968
		62,337
MATERIALS - 2.0%
Alcoa Inc.	80	1,031
Kaiser Aluminum Corp.	54	4,149
RTI International Metals Inc.	86	3,071
		8,251
Total Common Stocks (proceeds $148,100)		162,127

INVESTMENT COMPANIES - 0.6%
iShares 20+ Year Treasury Bond ETF	18	2,343

Total Investment Companies (proceeds $2,008)		2,343

Total Securities Sold Short - 40.4% (proceeds $150,108)		$164,470

(a)	Perpetual security.
(b)	Convertible security.
(c)	All or a portion of the security is pledged or segregated as collateral.
(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2015, the aggregate value of these liquid securities was $127,911 which represented 31.4% of net assets.

(f)	All or portion of the security was on loan.
(g)	Investment in affiliate.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

Curian/PIMCO Credit Income Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.2%
Air Canada Pass-Through Trust, 4.13%, 05/15/25 (a)	$95	$100
American Airlines Class A Pass-Through Trust, 3.38%, 05/01/27	300	302
American Airlines Pass-Through Trust, 5.25%, 01/31/21	43	47

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Asset-Backed Securities Corp. Home Equity Loan Trust REMIC, 1.12%, 09/25/34 (b)	56	51
Asset-Backed Pass-Through Certificates REMIC, 0.62%, 04/25/35 (b)	9	9
Banc of America Alternative Loan Trust REMIC, 5.75%, 11/25/35	103	97
Centex Home Equity Loan Trust REMIC, 0.79%, 09/25/34 (b)	63	56
Citigroup Mortgage Loan Trust Inc. REMIC, 5.33%, 09/25/37 (b)	76	68
Continental Airlines Inc. Pass-Through Trust
7.25%, 11/10/19	54	63
5.50%, 10/29/20	181	192
Countrywide Asset-Backed Certificates REMIC
0.89%, 07/25/34 (b)	128	120
1.03%, 08/25/34 (b)	90	85
CVS Pass-Through Trust, 7.51%, 01/10/32 (a)	62	81
First Franklin Mortgage Loan Trust REMIC, 1.60%, 10/25/34 (b)	50	41
HomeBanc Mortgage Trust REMIC, 0.44%, 10/25/35 (b)	36	32
HSI Asset Securitization Corp. Trust REMIC, 0.53%, 12/25/35 (b)	100	83
JPMorgan Mortgage Acquisition Trust REMIC, 0.44%, 07/25/36 (b)	300	217
LCM IX Ltd., 1.45%, 07/14/22 (a) (b)	117	117
Lehman XS Trust REMIC, 5.17%, 08/25/35	77	76
New Century Home Equity Loan Trust REMIC, 0.45%, 10/25/35 (b)	74	73
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20 (c) (d)	300	336
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.16%, 09/25/34 (b)	98	91
Race Point CLO Ltd., 1.54%, 12/15/22 (a) (b)	231	231
RALI Trust REMIC
6.00%, 12/25/35	129	115
6.00%, 02/25/37	135	108
RASC Trust REMIC, 0.33%, 09/25/36 (b)	354	302
SBA Tower Trust REMIC, 3.60%, 04/16/18 (a)	100	100
SLM Private Credit Student Loan Trust REMIC, 0.45%, 09/15/17 (b)	135	134
STARM Mortgage Loan Trust REMIC, 6.01%, 02/25/37 (b)	39	39
United Airlines Pass-Through Trust, 9.75%, 01/15/17	47	52
United Airlines Pass-Through Trust, 3.75%, 09/03/26	100	104
US Airways Pass-Through Trust
5.38%, 11/15/21	148	155
3.95%, 11/15/25	97	101
Virgin Australia Trust, 5.00%, 10/23/23 (a)	86	90
Voya CLO Ltd.
1.57%, 10/15/22 (b) (c) (d)	250	250
1.61%, 10/15/22 (b) (c) (d)	500	497

Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,501)		4,615

CORPORATE BONDS AND NOTES - 67.5%

CONSUMER DISCRETIONARY - 6.4%
AMAYA Holdings BV Term Loan, 5.00%, 07/29/21 (b)	100	99
Amazon.com Inc.
2.60%, 12/05/19	100	102
3.30%, 12/05/21	100	104
3.80%, 12/05/24	100	105
Cablevision Systems Corp. Term Loan B, 2.67%, 04/15/20 (b)	457	455
Charter Communications Operating LLC Term Loan E, 3.00%, 07/01/20 (b)	699	696
Charter Communications Operating LLC Term Loan F, 3.00%, 01/31/21 (b)	200	199
Comcast Corp., 6.50%, 01/15/17	50	55
COX Communications Inc., 3.85%, 02/01/25 (a)	200	206
D.R. Horton Inc.
3.63%, 02/15/18	100	102
3.75%, 03/01/19	100	101
DIRECTV Holdings LLC
4.60%, 02/15/21	299	327
3.95%, 01/15/25	100	103
Discovery Communications LLC, 3.45%, 03/15/25	100	100
Glencore Funding LLC, 1.70%, 05/27/16 (a)	150	151
GLP Capital LP, 4.38%, 11/01/18	100	103
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20 (b)	485	485
Massachusetts Institute of Technology, 4.68%, 07/01/14	200	239
MCE Finance Ltd., 5.00%, 02/15/21 (a)	200	187
Nissan Motor Acceptance Corp., 2.65%, 09/26/18 (a)	100	103
Numericable Group SA, 6.00%, 05/15/22 (a)	200	203
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/23/20 (b)	64	64
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/23/20 (b)	55	55
Pearson Funding Five Plc, 3.25%, 05/08/23 (a)	200	200
QVC Inc., 4.45%, 02/15/25	500	503
Schaeffler Finance BV, 3.25%, 05/15/25 (c) (d), EUR	100	107
Time Warner Cable Inc.
5.85%, 05/01/17	100	109
6.75%, 07/01/18	100	115
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	100	147
Toll Brothers Finance Corp.
4.00%, 12/31/18	150	154
6.75%, 11/01/19	100	113
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20 (b)	1,558	1,556
Viacom Inc., 4.25%, 09/01/23	300	317
Wyndham Worldwide Corp., 5.63%, 03/01/21	300	339
Wynn Las Vegas LLC
5.38%, 03/15/22	160	166
4.25%, 05/30/23 (c) (d)	150	143
5.50%, 03/01/25 (a)	800	810
Wynn Macau Ltd., 5.25%, 10/15/21 (a)	200	189
		9,312
CONSUMER STAPLES - 0.7%
Altria Group Inc., 9.25%, 08/06/19 (e)	12	15
BAT International Finance Plc, 9.50%, 11/15/18	100	127
BRF SA, 4.75%, 05/22/24 (a)	200	194
HJ Heinz Co., 4.25%, 10/15/20	100	103
JM Smucker Co.
3.00%, 03/15/22 (a)	100	101
3.50%, 03/15/25 (a)	100	103
PepsiCo Inc., 0.45%, 07/30/15 (b)	100	100
Reynolds American Inc., 3.25%, 11/01/22	200	199
Reynolds Group Issuer Inc., 7.88%, 08/15/19	50	53
Tyson Foods Inc., 4.50%, 06/15/22	50	55
		1,050

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
ENERGY - 7.3%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (a)	1,000	1,053
BG Energy Capital Plc, 4.00%, 10/15/21 (a)	125	130
BP AMI Leasing Inc., 5.52%, 05/08/19 (c) (d)	125	141
California Resources Corp.
5.50%, 09/15/21 (a)	100	89
6.00%, 11/15/24 (a)	100	88
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (c) (d)	50	54
Chesapeake Energy Corp., 3.50%, 04/15/19 (b)	100	96
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	300	293
Continental Resources Inc., 3.80%, 06/01/24	100	92
El Paso LLC, 6.50%, 09/15/20	200	232
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	300	322
Encana Corp., 6.50%, 02/01/38	50	57
Energy Future Intermediate Holding Co. LLC Term Loan, 4.25%, 04/28/16 (b)	732	734
Energy Transfer Partners LP
4.05%, 03/15/25	500	505
6.50%, 02/01/42	100	116
Enterprise Products Operating LLC
3.20%, 02/01/16	150	153
3.90%, 02/15/24	100	105
3.75%, 02/15/25	100	103
EQT Midstream Partners LP, 4.00%, 08/01/24	100	99
Gaz Capital SA, 6.51%, 03/07/22 (a)	200	193
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/18 (a)	100	104
6.00%, 01/23/21 (a)	200	189
Harvest Operations Corp., 6.88%, 10/01/17	150	136
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	150	151
Kinder Morgan Inc., 4.30%, 06/01/25	150	154
MarkWest Energy Partners LP, 4.88%, 12/01/24	400	409
NGPL PipeCo LLC, 7.12%, 12/15/17 (a)	100	99
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (a)	425	367
ONEOK Partners LP
3.38%, 10/01/22	25	24
5.00%, 09/15/23	100	105
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (a)	100	58
Petrobras Global Finance BV
4.38%, 05/20/23	900	770
6.25%, 03/17/24	100	94
Petrobras International Finance Co., 7.88%, 03/15/19	400	407
Petrofac Ltd., 3.40%, 10/10/18 (c) (d)	100	99
Pioneer Natural Resources Co.
5.88%, 07/15/16	100	106
6.88%, 05/01/18	50	57
Plains All American Pipeline LP
8.75%, 05/01/19	150	187
2.60%, 12/15/19	200	201
Rosneft Finance SA
7.50%, 07/18/16 (a)	100	102
7.88%, 03/13/18	200	202
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	300	301
5.63%, 03/01/25 (a)	75	74
Sinopec Group Overseas Development Ltd., 1.17%, 04/10/19 (a) (b)	300	299
Southwestern Energy Co.
7.50%, 02/01/18	100	113
4.05%, 01/23/20 (e)	100	103
4.10%, 03/15/22	100	98
Spectra Energy Partners LP, 3.50%, 03/15/25	100	100
Targa Resources Partners LP
6.88%, 02/01/21	62	65
6.38%, 08/01/22	75	79
5.25%, 05/01/23	100	101
Western Gas Partners LP
2.60%, 08/15/18	100	101
4.00%, 07/01/22	100	102
Williams Partners LP
5.25%, 03/15/20	100	110
4.50%, 11/15/23	100	104
4.30%, 03/04/24	100	100
Woodside Finance Ltd., 3.65%, 03/05/25 (a)	200	198
		10,724
FINANCIALS - 38.6%
ABN AMRO Bank NV, 6.25%, 09/13/22	400	435
AerCap Ireland Capital Ltd., 3.75%, 05/15/19 (a)	150	151
AIA Group Ltd., 3.20%, 03/11/25 (a)	400	404
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20	100	100
Altice Financing SA, 6.63%, 02/15/23 (a)	300	309
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	51
American Express Co., 4.90%, (callable at 100 beginning 03/15/20) (f)	300	304
American Express Credit Corp., 0.76%, 07/29/16 (b)	300	301
American Tower Corp., 3.50%, 01/31/23	300	297
ARC Properties Operating Partnership LP
2.00%, 02/06/17	300	291
3.00%, 02/06/19	200	194
Banco Continental SA via Continental Senior Trustees II Cayman Ltd., 5.75%, 01/18/17 (a)	300	319
Banco de Credito del Peru, 4.25%, 04/01/23 (a)	100	102
Banco de Credito e Inversiones, 3.00%, 09/13/17 (a)	200	204
Banco del Estado de Chile, 2.00%, 11/09/17 (a)	150	151
Banco do Brasil SA, 9.00%, (callable at 100 beginning 06/18/24) (a) (f)	200	172
Banco Espirito Santo SA
5.88%, 11/09/15, EUR	100	108
2.63%, 05/08/17, EUR	300	312
5.00%, 05/23/19, EUR	100	110
Banco Popolare, 2.38%, 01/22/18, EUR	400	440
Banco Santander Brasil SA
4.50%, 04/06/15 (a)	100	100
4.63%, 02/13/17 (a)	300	309
Banco Santander SA, 6.25%, (callable at 100 beginning 09/11/21) (f), EUR	400	432
Bank of America Corp.
6.50%, 08/01/16	350	373
0.00%,01/04/17 (g)	500	491
5.65%, 05/01/18	650	721
2.65%, 04/01/19	100	102
4.00%, 04/01/24	600	638
Bank of America NA
1.25%, 02/14/17	250	250
0.68%, 05/08/17 (b)	250	250
Bank of New York Mellon Corp.
2.30%, 09/11/19	400	407

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
3.00%, 02/24/25	500	507
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%, 09/08/19 (a)	400	404
2.30%, 03/05/20 (a)	200	200
Barclays Bank Plc
14.00% (callable at 100 beginning 12/15/19) (f), GBP	200	399
7.63%, 11/21/22	800	937
BBVA US Senior SAU, 4.66%, 10/09/15	200	204
BGC Partners Inc., 5.38%, 12/09/19	225	230
BPCE SA, 4.63%, 07/11/24 (a)	400	410
Cantor Fitzgerald LP, 7.88%, 10/15/19 (a)	500	544
CIT Group Inc.
4.25%, 08/15/17	200	203
5.50%, 02/15/19 (a)	100	104
Citigroup Inc.
4.88%, 05/07/15	500	502
1.05%, 04/01/16 (b)	500	501
8.13%, 07/15/39	100	157
CME Group Inc., 3.00%, 03/15/25	400	404
Columbia Property Trust Operating Partnership LP, 4.15%, 04/01/25	100	103
Commonwealth Bank of Australia, 2.30%, 09/06/19	250	253
Compass Bank, 2.75%, 09/29/19	250	254
Credit Agricole SA
6.63% (callable at 100 beginning 09/23/19) (a) (f)	500	501
0.81%, 06/12/17 (a) (b)	250	250
4.38%, 03/17/25 (c) (d)	225	228
Credit Suisse
3.00%, 10/29/21	300	306
3.63%, 09/09/24	250	258
Credit Suisse AG
6.50%, 08/08/23 (a)	200	228
6.50%, 08/08/23	300	343
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (a) (f)	200	215
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25 (c) (d)	250	253
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (b) (h)	400	424
DBS Bank Ltd., 3.62%, 09/21/22 (b)	200	207
DBS Group Holdings Ltd., 2.25%, 07/16/19 (a)	200	202
Delos Finance SARL Term Loan, 3.50%, 02/27/21 (b)	300	300
Deutsche Annington Finance BV, 3.20%, 10/02/17 (d)	100	103
Education Realty Operating Partnership LP, 4.60%, 12/01/24	100	104
EPR Properties, 4.50%, 04/01/25	100	102
Fidelity National Financial Inc., 5.50%, 09/01/22	100	109
First American Financial Corp.
4.30%, 02/01/23	100	100
4.60%, 11/15/24	200	209
FMR LLC, 4.95%, 02/01/33 (c) (d)	700	783
Ford Motor Credit Co. LLC
7.00%, 04/15/15	100	100
12.00%, 05/15/15	100	101
2.38%, 01/16/18	400	407
8.13%, 01/15/20	150	187
General Electric Capital Corp.
5.50%, 09/15/67 (b), EUR	50	59
6.37%, 11/15/67 (b)	1,900	2,062
General Motors Financial Co. Inc.
3.25%, 05/15/18	450	458
3.50%, 07/10/19	100	103
Goldman Sachs Group Inc.
5.95%, 01/18/18	700	779
6.15%, 04/01/18	200	225
7.50%, 02/15/19	380	454
6.00%, 06/15/20	200	233
4.80%, 07/08/44	750	833
HBOS Plc, 6.75%, 05/21/18 (a)	400	447
HDFC Bank Ltd., 3.00%, 11/30/16	200	204
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	200	203
Host Hotels & Resorts LP, 6.00%, 10/01/21	50	58
HSBC Bank USA NA, 4.88%, 08/24/20	110	123
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (a) (f)	100	152
HSBC Finance Corp., 6.68%, 01/15/21	350	416
HSBC Holdings Plc
5.25% (callable at 100 beginning 09/16/22) (f), EUR	900	1,004
5.10%, 04/05/21	1,000	1,142
6.80%, 06/01/38	300	395
HSBC USA Inc., 2.35%, 03/05/20	200	201
Hyundai Capital America, 1.88%, 08/09/16 (a)	100	101
ICICI Bank Ltd.
5.00%, 01/15/16	100	103
4.75%, 11/25/16 (a)	200	209
Industrial & Commercial Bank of China Ltd., 2.35%, 11/13/17	400	403
ING Bank NV, 5.80%, 09/25/23 (a)	200	226
International Lease Finance Corp.
6.75%, 09/01/16 (a)	200	213
7.13%, 09/01/18 (a)	190	213
Intesa Sanpaolo SpA
3.13%, 01/15/16	200	203
6.50%, 02/24/21 (a)	250	297
5.02%, 06/26/24 (a)	400	409
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (f)	150	147
6.10% (callable at 100 beginning 10/01/24) (f)	500	515
1.07%, 05/30/17 (b), GBP	50	73
6.30%, 04/23/19	300	348
1.21%, 01/23/20 (b)	100	102
3.63%, 05/13/24	150	156
3.13%, 01/23/25	1,500	1,502
JPMorgan Chase Bank NA
0.60%, 06/13/16 (b)	250	249
5.38%, 09/28/16, GBP	100	157
0.75%, 05/31/17 (b), EUR	550	591
0.68%, 06/02/17 (b)	250	250
6.00%, 10/01/17	250	277
KBC Bank NV, 8.00%, 01/25/23	400	449
Lazard Group LLC, 3.75%, 02/13/25	300	296
LBG Capital No.2 Plc, 15.00%, 12/21/19 (h), GBP	100	209
LeasePlan Corp. NV
3.00%, 10/23/17 (c) (d)	200	206
2.50%, 05/16/18 (a)	200	202
Legg Mason Inc., 3.95%, 07/15/24	100	104
Lloyds Bank Plc
12.00% (callable at 100 beginning 12/16/24) (a) (f)	100	143
2.40%, 03/17/20	300	303
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,110	1,269
Metropolitan Life Global Funding I, 2.30%, 04/10/19 (a)	150	152
Mid-America Apartments LP, 3.75%, 06/15/24	100	102
Mizuho Bank Ltd., 2.45%, 04/16/19 (a)	200	203

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Moody’s Corp.
4.50%, 09/01/22	200	217
4.88%, 02/15/24	290	323
Morgan Stanley
6.25%, 08/28/17	100	110
7.30%, 05/13/19	290	347
5.75%, 01/25/21	100	117
4.30%, 01/27/45	700	725
Nationwide Building Society, 6.25%, 02/25/20 (a)	250	297
New York Life Global Funding, 1.13%, 03/01/17 (a)	100	100
Nordea Bank AB
6.13% (callable at 100 beginning 09/23/24) (c) (d) (f)	400	413
4.88%, 05/13/21 (c) (d)	400	439
Omega Healthcare Investors Inc., 4.95%, 04/01/24	50	53
OneMain Financial Holdings Inc., 6.75%, 12/15/19 (a)	100	103
Piper Jaffray Cos., 3.28%, 05/31/17 (b) (c) (d)	100	100
QBE Insurance Group Ltd., 2.40%, 05/01/18 (a)	200	202
Rabobank Nederland NV, 6.88%, 03/19/20, EUR	200	263
RCI Banque SA, 3.50%, 04/03/18 (a)	100	104
Rio Oil Finance Trust
6.25%, 07/06/24 (a)	250	228
6.75%, 01/06/27 (a)	250	225
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (a) (f)	400	472
Royal Bank of Scotland NV, 4.65%, 06/04/18	500	527
Royal Bank of Scotland Plc, 9.50%, 03/16/22	100	113
Santander Bank NA, 1.18%, 01/12/18 (b)	250	250
Sberbank of Russia Via SB Capital SA
5.40%, 03/24/17	500	489
3.35%, 11/15/19, EUR	100	96
5.72%, 06/16/21	400	363
SL Green Realty Corp., 4.50%, 12/01/22	100	105
SLM Corp., 8.45%, 06/15/18	200	222
Springleaf Finance Corp., 6.90%, 12/15/17	100	107
State Bank of India, 4.13%, 08/01/17	200	209
State Street Corp., 3.30%, 12/16/24	250	260
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (a)	200	214
Synchrony Financial
1.48%, 02/03/20 (b)	200	201
2.70%, 02/03/20	100	100
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19 (a)	100	102
UBS AG
2.38%, 08/14/19	300	302
7.63%, 08/17/22	1,600	1,941
US Bank NA, 2.80%, 01/27/25	1,000	1,000
Vornado Realty LP, 2.50%, 06/30/19	150	151
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (f)	500	529
5.90% (callable at 100 beginning 06/15/24) (f)	100	104
3.00%, 01/22/21	300	310
4.48%, 01/16/24	100	109
3.00%, 02/19/25	1,300	1,306
4.65%, 11/04/44	100	107
Wells Fargo Bank NA, 5.95%, 08/26/36	100	129
Weyerhaeuser Co., 7.38%, 10/01/19	300	359
WP Carey Inc., 4.00%, 02/01/25	600	602
		56,242
HEALTH CARE - 3.7%
AbbVie Inc.
1.20%, 11/06/15	100	100
2.90%, 11/06/22	100	99
Actavis Funding SCS
1.52%, 03/12/20 (b)	1,300	1,318
3.00%, 03/12/20	100	103
3.80%, 03/15/25	100	103
Amgen Inc.
2.30%, 06/15/16	150	152
4.10%, 06/15/21	355	384
3.63%, 05/22/24	300	316
Biomet Inc. Incremental Term Loan, 3.67%, 07/25/17 (b)	138	138
Boston Scientific Corp., 2.65%, 10/01/18	100	101
Endo Finance LLC & Endo Finco Inc., 5.38%, 01/15/23 (a)	200	200
HCA Inc., 3.75%, 03/15/19	100	101
Hospira Inc., 5.20%, 08/12/20	100	114
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	300	301
Medtronic Inc.
1.07%, 03/15/20 (a) (b)	150	152
3.50%, 03/15/25 (a)	250	262
Merck & Co. Inc., 2.75%, 02/10/25	300	300
RPI Finance Trust Term Loan, 3.25%, 06/30/20 (b)	298	299
WellPoint Inc., 1.25%, 09/10/15	500	501
Zimmer Holdings Inc., 3.55%, 04/01/25	300	306
		5,350
INDUSTRIALS - 2.4%
ADT Corp., 3.50%, 07/15/22	100	91
Aviation Capital Group Corp.
4.63%, 01/31/18 (a)	100	104
7.13%, 10/15/20 (a)	50	58
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a) (i)	31	32
Burlington Northern Santa Fe LLC
3.45%, 09/15/21	125	133
3.00%, 04/01/25	700	706
Canadian Pacific Railway Co., 2.90%, 02/01/25	425	424
General Electric Co., 5.25%, 12/06/17	130	144
Hellenic Railways Organization SA, 4.03%, 03/17/17 (d), EUR	100	74
Masco Corp.
6.13%, 10/03/16	150	160
5.85%, 03/15/17	50	53
5.95%, 03/15/22	150	168
4.45%, 04/01/25	400	413
6.50%, 08/15/32	100	107
Odebrecht Offshore Drilling Finance Ltd., 6.63%, 10/01/23 (a)	190	145
Penske Truck Leasing Co. LP, 3.38%, 03/15/18 (a)	100	104
USG Corp., 9.75%, 01/15/18 (e) (i)	100	116
Verisk Analytics Inc., 4.13%, 09/12/22	100	104
Waste Management Inc., 3.13%, 03/01/25	300	303
		3,439
INFORMATION TECHNOLOGY - 2.2%
Adobe Systems Inc., 3.25%, 02/01/25	350	353
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	300	302
3.60%, 11/28/24 (a)	300	301
Autodesk Inc., 1.95%, 12/15/17	100	100
Avago Technologies Term Loan, 3.75%, 04/01/21 (b)	519	520

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Baidu Inc., 3.25%, 08/06/18	300	311
Dell Inc. Term Loan B
3.75%, 09/24/18 (b)	190	191
4.50%, 03/24/20 (b)	198	199
Fidelity National Information Services Inc., 3.88%, 06/05/24	100	103
KLA-Tencor Corp., 4.65%, 11/01/24	100	105
Lender Processing Services, 5.75%, 04/15/23	50	53
Microsoft Corp., 2.70%, 02/12/25	400	402
Motorola Solutions Inc., 4.00%, 09/01/24	100	103
Tencent Holdings Ltd., 3.38%, 05/02/19 (a)	200	207
		3,250
MATERIALS - 1.1%
Cemex SAB de CV
5.88%, 03/25/19 (a)	200	207
6.13%, 05/05/25 (a)	250	252
Corp. Nacional del Cobre de Chile, 2.25%, 07/09/24 (c) (d), EUR	100	113
Goldcorp Inc., 3.63%, 06/09/21	100	102
Graphic Packaging International Inc., 4.75%, 04/15/21	50	52
Huntsman International LLC, 4.88%, 11/15/20	100	100
Owens Corning
4.20%, 12/15/22	150	157
4.20%, 12/01/24	200	206
Platform Specialty Products Corp., 6.50%, 02/01/22 (c) (d)	300	314
Rock-Tenn Co., 4.90%, 03/01/22	30	33
Westlake Chemical Corp., 3.60%, 07/15/22	30	30
WR Grace and Co. Term Loan
2.75%, 02/03/21 (b)	73	73
2.75%, 02/03/21 (b)	26	26
		1,665
TELECOMMUNICATION SERVICES - 3.3%
AT&T Inc., 4.80%, 06/15/44	100	102
CC Holdings GS V LLC, 3.85%, 04/15/23	200	202
Crown Castle International Corp.
4.88%, 04/15/22	100	104
5.25%, 01/15/23	100	105
Crown Castle International Corp. New Term Loan B, 3.00%, 01/31/21 (b)	998	995
Lynx I Corp., 5.38%, 04/15/21 (a)	200	210
MTN Mauritius Investments Ltd., 4.76%, 11/11/24 (c) (d)	200	201
Sprint Communications Inc., 8.38%, 08/15/17	200	217
Telecom Italia Capital SA, 7.00%, 06/04/18	150	167
Telecom Italia SpA, 7.38%, 12/15/17, GBP	100	167
Telefonica Emisiones SAU
3.99%, 02/16/16	300	308
6.42%, 06/20/16	100	106
Verizon Communications Inc.
1.04%, 06/17/19 (b)	100	101
2.63%, 02/21/20	500	509
4.50%, 09/15/20	200	221
5.15%, 09/15/23	400	459
6.55%, 09/15/43	35	45
5.01%, 08/21/54	279	289
4.67%, 03/15/55 (a)	329	322
		4,830
UTILITIES - 1.8%
AES Corp., 3.26%, 06/01/19 (b)	150	149
Delmarva Power & Light Co., 3.50%, 11/15/23	250	266
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (a)	50	59
Dynegy Finance I Inc., 6.75%, 11/01/19 (a)	100	103
Israel Electric Corp. Ltd.
5.63%, 06/21/18	200	213
7.25%, 01/15/19 (a)	200	224
Korea Hydro & Nuclear Power Co. Ltd., 2.88%, 10/02/18 (a)	200	206
Laclede Group Inc., 1.01%, 08/15/17 (b)	200	200
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	50	68
Niagara Mohawk Power Corp., 2.72%, 11/28/22 (a)	100	100
NRG Energy Inc. Refinancing Term Loan B, 2.75%, 07/01/18 (b)	900	897
Western Massachusetts Electric Co., 3.50%, 09/15/21	100	106
		2,591
Total Corporate Bonds and Notes (cost $97,466)		98,453

GOVERNMENT AND AGENCY OBLIGATIONS - 15.0%

GOVERNMENT SECURITIES - 14.4%
Municipals - 0.2%
California Earthquake Authority, 2.81%, 07/01/19	200	203
Sovereign - 0.9%
Hellenic Republic Government Bond, 3.00%, 02/24/23 - 02/24/42 (i), EUR	600	317
Indonesia Government International Bond, 2.88%, 07/08/21 (a), EUR	100	113
Italy Buoni Poliennali Del Tesoro, 5.50%, 11/01/22, EUR	500	713
Slovenia Government International Bond, 4.13%, 02/18/19 (a)	200	211
		1,354
Treasury Inflation Index Securities - 1.1%
U.S. Treasury Inflation Indexed Note
0.25%, 01/15/25 (j)	389	392
2.38%, 01/15/25 (j) (k)	992	1,203
		1,595
U.S. Treasury Securities - 12.2%
U.S. Treasury Bond
3.13%, 11/15/41 - 08/15/44	6,610	7,410
3.00%, 05/15/42 (k)	800	873
3.63%, 08/15/43	300	367
0.00%,11/15/43 (g)	2,500	1,185
3.75%, 11/15/43	3,600	4,498
3.38%, 05/15/44	25	29
3.00%, 11/15/44	1,325	1,452
2.50%, 02/15/45	675	669
Principal Only, 0.00%, 08/15/43 - 02/15/44 (g)	2,600	1,232
U.S. Treasury Note, 2.00%, 02/15/25	105	106
		17,821
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.6%
Federal National Mortgage Association - 0.6%
Federal National Mortgage Association, 3.00%, 07/01/43 - 08/01/43	884	906

Total Government and Agency Obligations (cost $20,687)		21,879

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2015

	Shares/Par/Contracts †	Value
PREFERRED STOCKS - 0.2%

FINANCIALS - 0.2%
American Realty Capital Properties Inc., 6.70%, (callable at 25 beginning 01/03/19) (f)	2	40
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25) (a) (f)	3	307

Total Preferred Stocks (cost $338)		347

PURCHASED OPTIONS - 0.4%
Call Swaption, 3-Month LIBOR versus 1.00% fixed, Expiration 01/11/16, GSB	142	36
Call Swaption, 3-Month LIBOR versus 1.05% fixed, Expiration 01/06/16, MSS	27	8
Euro Stoxx 50 Index Call Option, Strike Price EUR 3,600, Expiration 12/20/19, CSI (d)	17	93
Euro Stoxx 50 Index Call Option, Strike Price EUR 3,700, Expiration 12/20/19, BNP (d)	83	421
Put Swaption, 3-Month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB	1	—

Total Purchased Options (cost $443)		558

TRUST PREFERREDS - 0.3%

FINANCIALS - 0.3%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	17	437

UTILITIES - 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (f)	—	11

Total Trust Preferreds (cost $463)		448

SHORT TERM INVESTMENTS - 12.7%

Certificates of Deposit - 0.5%
Banco Bilbao Vizcaya Argentaria
1.01%, 10/23/15 (b)	$250	250
1.11%, 05/16/16 (b)	250	249
Credit Suisse, 0.63%, 01/28/16 (b)	200	200
		699
Federal Home Loan Bank - 9.7%
Federal Home Loan Bank
0.08%, 04/17/15 (l)	13,200	13,200
0.04%, 04/23/15 (l)	100	100
0.02%, 04/29/15 (l)	500	500
0.06%, 05/20/15 (l)	400	400
		14,200
Federal National Mortgage Association - 0.2%
Federal National Mortgage Association, 0.09%, 04/27/15 (l)	300	300

Investment Company - 1.0%
JNL Money Market Fund, 0.01% (m) (n)	1,466	1,466

Treasury Securities - 1.3%
Mexico Cetes, 0.19%, 04/30/15, MXN	2,867	1,875

Total Short Term Investments (cost $18,624)		18,540

Total Investments - 99.3% (cost $142,522)		144,840
Other Assets and Liabilities, Net - 0.7%		951
Total Net Assets - 100.0%		$145,791

(a)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2015, the aggregate value of these liquid securities was $20,687, which represented 14.2% of net assets.

(b)	Variable rate security. Rate stated was in effect as of March 31, 2015.
(c)	Security is restricted to resale to institutional investors. See Restricted Securities in these Schedules of Investments.
(d)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.
(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(f)	Perpetual security.
(g)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Convertible security.
(i)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2015.
(j)	Treasury inflation indexed note, par amount is adjusted for inflation.
(k)	All or a portion of the security is pledged or segregated as collateral.
(l)	This security is a direct debt of the agency and not collateralized by mortgages.
(m)	Investment in affiliate.
(n)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act, as amended.  As of March 31, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
BP AMI Leasing Inc., 5.52%, 05/08/19	09/25/2014	$140	$141	0.1%
Canadian Oil Sands Ltd., 7.75%, 05/15/19	04/13/2012	57	54	—
Corp. Nacional del Cobre de Chile, 2.25%, 07/09/24	07/03/2014	135	113	0.1
Credit Agricole SA, 4.38%, 03/17/25	03/10/2015	224	228	0.2
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25	03/24/2015	249	253	0.2
FMR LLC, 4.95%, 02/01/33	02/09/2015	794	783	0.5
LeasePlan Corp. NV, 3.00%, 10/23/17	03/24/2014	204	206	0.1
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	11/04/2014	200	201	0.1
Nordea Bank AB, 4.88%, 05/13/21	02/06/2015	442	439	0.3
Nordea Bank AB, 6.13%, callable at 100 beginning 09/23/24	01/29/2015	398	413	0.3
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20	09/15/2014	332	336	0.2
Petrofac Ltd., 3.40%, 10/10/18	10/04/2013	100	99	0.1
Piper Jaffray Cos., 3.28%, 05/31/17	06/03/2014	100	100	0.1
Platform Specialty Products Corp., 6.50%, 02/01/22	03/13/2015	300	314	0.2
Schaeffler Finance BV, 3.25%, 05/15/25	03/30/2015	108	107	0.1
Voya CLO Ltd., 1.57%, 10/15/22	03/23/2015	250	250	0.2
Voya CLO Ltd., 1.61%, 10/15/22	03/25/2015	500	497	0.3
Wynn Las Vegas LLC, 4.25%, 05/30/23	01/22/2015	144	143	0.1
		$4,677	$4,677	3.2%

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value
Index Options
CDX.NA.IG.23 Put Option, BBP	04/15/2015	1.00		1	$—
CDX.NA.IG.23 Put Option, BBP	04/15/2015	1.00		1	—
CDX.NA.IG.23 Put Option, BBP	04/15/2015	1.00		2	—
CDX.NA.IG.23 Put Option, BBP	04/15/2015	1.00		1	—
CDX.NA.IG.23 Put Option, BCL	05/20/2015	0.90		6	—
CDX.NA.IG.23 Put Option, BCL	05/20/2015	0.90		6	—
CDX.NA.IG.23 Put Option, BOA	04/15/2015	1.00		7	—
CDX.NA.IG.23 Put Option, GSC	06/17/2015	0.85		6	(1)
CDX.NA.IG.23 Put Option, JPM	05/20/2015	0.90		6	—
CDX.NA.IG.24 Put Option, BCL	06/17/2015	0.85		6	(1)
CDX.NA.IG.24 Put Option, BCL	06/17/2015	0.85		6	(1)
Euro Stoxx 50 Index Put Option, BNP	12/20/2019	2,300.00		17	(35)
Euro Stoxx 50 Index Put Option, BNP	12/20/2019	2,400.00		83	(199)
iTraxx Europe Main Series 22 Call Option, BNP	05/20/2015	0.45		6	—
				154	$(237)
Foreign Currency Options
Brazilian Real versus USD Call Option, BOA	05/27/2015	BRL	2.65	400,000	$(74)
Brazilian Real versus USD Call Option, GSB	06/02/2015	BRL	2.70	200,000	(34)
Indian Rupee versus USD Call Option, GSB	06/02/2015	INR	67.00	100,000	—
Indian Rupee versus USD Call Option, MSB	06/03/2015	INR	65.90	300,000	(1)
				1,000,000	$(109)
Interest Rate Swaptions
Call Swaption, 3-Month Euribor versus 1.75% fixed, MSC	01/06/2016	N/A		6	$(7)
Call Swaption, 3-Month Euribor versus 1.76% fixed, GSC	01/11/2016	N/A		13	(15)
Call Swaption, 3-Month Euribor versus 1.76% fixed, GSC	01/11/2016	N/A		18	(21)
Call Swaption, 3-Month LIBOR versus 2.91% fixed, MSS	08/17/2015	N/A		49	(38)
Call Swaption, 6-Month Euribor versus 0.35% fixed, GSB	09/08/2015	N/A		16	(9)
Put Swaption, 3-Month LIBOR versus 2.50% fixed, DUB	09/21/2015	N/A		2	(1)
Put Swaption, 3-Month LIBOR versus 2.91% fixed, MSS	08/17/2015	N/A		49	(2)

See accompanying Notes to Schedules of Investments.

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Interest Rate Swaptions (continued)
Put Swaption, 6-Month Euribor versus 0.35% fixed, GSB	09/08/2015	N/A	16	$(1)
			169	$(94)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
Options outstanding at December 31, 2014	1,200,363	$282
Options written during the period	261	354
Options closed during the period	(84)	(121)
Options expired during the period	(200,217)	(51)
Options outstanding at March 31, 2015	1,000,323	$464

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin Receivable/(Payable)	(Written) Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund Call Option	05/22/2015	EUR	160.00	(1)	(17)	$(1)
Euro-Bund Call Option	05/22/2015	EUR	161.50	—	(1)	—
Euro-Bund Put Option	05/22/2015	EUR	154.00	1	(17)	3
Euro-Bund Put Option	05/22/2015	EUR	155.00	—	(1)	—
					(36)	$2

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
5-Year USD Deliverable Interest Rate Swap Future	June 2015	12	$13
90-Day Eurodollar Future	June 2015	(33)	(2)
90-Day Eurodollar Future	September 2015	(24)	(3)
90-Day Eurodollar Future	December 2015	(26)	(4)
90-Day Eurodollar Future	March 2016	(27)	(4)
90-Day Eurodollar Future	June 2016	(2)	—
90-Day Eurodollar Future	September 2016	(1)	—
90-Day Eurodollar Future	March 2017	(34)	(23)
90-Day Eurodollar Future	June 2017	(17)	(5)
90-Day Eurodollar Future	September 2017	(17)	(4)
90-Day Eurodollar Future	December 2018	(34)	(17)
Euro-Bund Future	June 2015	(2)	(2)
U.S. Treasury Note Future, 10-Year	June 2015	183	156
			$105

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	04/02/2015	JPM	BRL	1,447	$453	$3
BRL/USD	07/02/2015	DUB	BRL	224	68	(14)
EUR/USD	04/02/2015	JPM	EUR	1,420	1,527	14
EUR/USD	04/02/2015	UBS	EUR	3,369	3,623	(79)
INR/USD	04/13/2015	JPM	INR	16,124	257	4
INR/USD	06/26/2015	UBS	INR	7,147	112	—
JPY/USD	04/02/2015	JPM	JPY	166,100	1,385	7
JPY/USD	04/02/2015	BOA	JPY	176,361	1,470	(5)
MXN/USD	04/22/2015	CSI	MXN	2,462	161	(7)

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
MXN/USD	05/05/2015	JPM	MXN	1,479	$97	$(3)
MXN/USD	05/05/2015	DUB	MXN	18,469	1,208	4
USD/AUD	04/02/2015	CIT	AUD	(211)	(161)	3
USD/BRL	04/02/2015	JPM	BRL	(990)	(310)	35
USD/BRL	04/02/2015	BNP	BRL	(184)	(58)	2
USD/BRL	04/02/2015	GSC	BRL	(273)	(86)	(2)
USD/BRL	05/05/2015	JPM	BRL	(1,447)	(449)	(3)
USD/BRL	07/02/2015	CSI	BRL	(227)	(69)	12
USD/EUR	04/02/2015	GSC	EUR	(3,013)	(3,239)	175
USD/EUR	04/02/2015	JPM	EUR	(1,776)	(1,910)	(1)
USD/EUR	04/07/2015	MSC	EUR	(5,311)	(5,711)	284
USD/EUR	05/06/2015	UBS	EUR	(3,369)	(3,624)	79
USD/GBP	04/07/2015	MSC	GBP	(727)	(1,078)	18
USD/INR	04/13/2015	UBS	INR	(7,147)	(114)	—
USD/JPY	04/02/2015	BOA	JPY	(168,761)	(1,407)	6
USD/JPY	04/02/2015	CIT	JPY	(173,700)	(1,448)	(17)
USD/JPY	05/08/2015	BOA	JPY	(176,361)	(1,471)	5
USD/MXN	04/30/2015	CIT	MXN	(28,376)	(1,857)	68
USD/MXN	05/05/2015	BCL	MXN	(1,240)	(81)	2
USD/MXN	05/05/2015	CIT	MXN	(902)	(59)	(1)
					$(12,771)	$589

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BNP	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	1,600	$(2)	$(12)
CSI	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	1,700	(3)	(12)
DUB	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	900	(1)	(7)
DUB	Brazil Interbank Deposit Rate	Paying	12.00%	01/04/2021	BRL	900	—	(6)
DUB	Brazil Interbank Deposit Rate	Paying	12.23%	01/04/2021	BRL	3,300	(1)	(8)
GSB	Brazil Interbank Deposit Rate	Paying	12.06%	01/04/2021	BRL	800	3	(7)
GSB	Brazil Interbank Deposit Rate	Paying	12.85%	01/04/2021	BRL	6,700	14	19
UBS	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	100	—	(1)
UBS	Brazil Interbank Deposit Rate	Paying	11.00%	01/04/2021	BRL	100	—	(2)
UBS	Brazil Interbank Deposit Rate	Paying	11.00%	01/04/2021	BRL	1,300	(5)	(16)
BNP	Eurozone HICP	Receiving	1.05%	09/15/2019	EUR	100	—	(1)
BNP	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	100	—	(1)
BNP	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	100	—	(1)
BNP	Eurozone HICP	Receiving	0.85%	12/15/2019	EUR	50	—	—
BOA	Eurozone HICP	Receiving	0.70%	12/15/2018	EUR	100	—	—
BOA	Eurozone HICP	Receiving	1.05%	09/15/2019	EUR	100	—	(2)
BOA	Eurozone HICP	Receiving	0.75%	12/10/2019	EUR	50	—	—
BOA	Eurozone HICP	Receiving	0.75%	12/10/2019	EUR	50	—	—
CIT	Eurozone HICP	Receiving	0.75%	12/15/2019	EUR	100	—	—
CIT	Eurozone HICP	Receiving	1.11%	03/10/2021	EUR	100	—	—
CSI	Eurozone HICP	Receiving	1.05%	09/15/2019	EUR	100	—	(2)
DUB	Eurozone HICP	Receiving	0.60%	12/15/2018	EUR	50	—	—
DUB	Eurozone HICP	Receiving	1.05%	09/15/2019	EUR	100	—	(2)
DUB	Eurozone HICP	Receiving	0.75%	12/15/2019	EUR	100	—	—
GSB	Eurozone HICP	Receiving	1.05%	09/15/2019	EUR	100	—	(2)
GSB	Eurozone HICP	Receiving	0.90%	10/15/2019	EUR	100	—	—
GSB	Eurozone HICP	Receiving	0.90%	10/15/2019	EUR	100	—	—
GSB	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	100	—	(1)
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	100	—	—
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	200	—	(1)
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	50	—	—

See accompanying Notes to Schedules of Investments.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements (continued)
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	100	$—	$(1)
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	200	—	(1)
GSB	Eurozone HICP	Receiving	1.11%	03/10/2021	EUR	100	—	—
MSC	Eurozone HICP	Receiving	0.35%	12/15/2017	EUR	50	—	—
MSC	Eurozone HICP	Receiving	0.91%	11/26/2019	EUR	50	—	—
MSC	Eurozone HICP	Receiving	0.80%	12/10/2019	EUR	50	—	—
UBS	Eurozone HICP	Receiving	0.70%	12/15/2018	EUR	50	—	—
UBS	Eurozone HICP	Receiving	0.91%	11/26/2019	EUR	50	—	—
UBS	Eurozone HICP	Receiving	0.91%	11/26/2019	EUR	50	—	—
UBS	Eurozone HICP	Receiving	0.80%	12/10/2019	EUR	100	—	—
MSC	US CPURNSA	Receiving	1.53%	11/07/2016		100	—	(2)
MSC	US CPURNSA	Receiving	1.53%	11/07/2016		100	—	(2)
							$5	$(71)

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	2.25%	03/16/2019		8,300	$(56)
N/A	3-Month LIBOR	Receiving	2.70%	05/21/2024		1,100	(68)
N/A	3-Month LIBOR	Paying	2.46%	11/15/2024		300	(12)
N/A	3-Month LIBOR	Paying	3.00%	12/17/2024		950	(36)
N/A	3-Month LIBOR	Receiving	2.30%	02/17/2025		1,500	(38)
N/A	6-Month Euribor	Receiving	0.95%	03/25/2025	EUR	200	(9)
N/A	6-Month Euribor	Receiving	0.75%	09/16/2025	EUR	1,300	(5)
N/A	6-Month Euribor	Receiving	1.50%	03/16/2046	EUR	500	(31)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.50%	09/17/2021	JPY	16,000	1
N/A	British Bankers’ Association Yen LIBOR	Paying	1.00%	09/18/2023	JPY	66,700	(30)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/20/2024	JPY	140,000	(14)
N/A	London-Interbank Offered Rate	Receiving	3.00%	09/11/2024	GBP	100	(8)
N/A	London-Interbank Offered Rate	Receiving	2.00%	09/16/2025	GBP	700	4
N/A	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	25,600	—
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	1,600	1
N/A	Mexican Interbank Rate	Paying	5.81%	09/29/2021	MXN	1,300	(3)
N/A	Mexican Interbank Rate	Paying	5.75%	09/30/2021	MXN	1,600	(3)
N/A	Mexican Interbank Rate	Paying	5.63%	10/11/2021	MXN	13,100	2
N/A	Mexican Interbank Rate	Paying	6.19%	01/03/2035	MXN	4,000	(15)
							$(320)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (3)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value (4)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection (2)
CIT	AT&T Inc., 1.60%, 02/15/2017	0.25%	1.00%	12/20/2017	$(150)	$3	$2	$1
BOA	Barrick Gold Corp., 5.80%, 11/15/2034	0.79%	1.00%	06/20/2018	(100)	—	(4)	4
CIT	Barrick Gold Corp., 5.80%, 11/15/2034	1.04%	1.00%	12/20/2018	(100)	—	(4)	4
MSS	Barrick Gold Corp., 5.80%, 11/15/2034	1.04%	1.00%	12/20/2018	(100)	—	(4)	4
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	0.33%	1.00%	12/20/2017	(200)	4	(2)	6
DUB	BNP Paribas, 2.88%, 09/26/2023	0.45%	1.00%	03/20/2019	(161)	4	2	2
CGM	CDX.NA.23	N/A	1.00%	12/20/2024	(150)	(4)	(3)	(1)
GSI	Community Health Systems Inc., 8.00%, 11/15/2019	3.55%	5.00%	03/20/2021	(100)	7	7	—
CIT	D.R. Horton Inc., 3.63%, 02/15/2018	1.67%	1.00%	03/20/2021	(100)	(4)	(7)	3
JPM	Enbridge Inc. 4.90%,03/01/2015	1.55%	1.00%	12/20/2019	(50)	(1)	—	(1)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (3)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value (4)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection (2) (continued)
CSI	Encana Corp., 4.75%, 10/15/2013	0.94%	1.00%	03/20/2018	$(100)	$1	$(1)	$2
CIT	Exelon Generation Co. LLC, 6.20%, 10/01/2017	0.75%	1.00%	03/20/2019	(100)	1	(2)	3
CSI	Federative Republic of Brazil, 12.25%, 03/06/2030	2.13%	1.00%	09/20/2017	(100)	(3)	(3)	—
CSI	Federative Republic of Brazil, 12.25%, 03/06/2030	2.45%	1.00%	12/20/2018	(100)	(5)	(5)	—
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	2.45%	1.00%	12/20/2018	(100)	(5)	(5)	—
MSC	Federative Republic of Brazil, 12.25%, 03/06/2030	2.03%	1.00%	06/20/2017	(100)	(2)	(3)	1
MSS	Federative Republic of Brazil, 12.25%, 03/06/2030	2.45%	1.00%	12/20/2018	(100)	(5)	(4)	(1)
BBP	Ford Motor Co., 6.50%, 08/01/2018	0.15%	5.00%	12/20/2015	(50)	2	5	(3)
JPM	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	2.06%	1.00%	06/20/2019	(100)	(4)	(3)	(1)
MSC	Freeport-McMoRan Copper & Gold, 3.55%, 03/01/2022	2.06%	1.00%	06/20/2019	(100)	(4)	(2)	(2)
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.47%	1.00%	03/20/2019	(200)	4	2	2
DUB	General Motors Co., 4.88%, 10/02/2023	1.10%	5.00%	03/20/2019	(100)	15	17	(2)
JPM	HSBC Bank Plc, 6.00%, 12/14/2029	1.39%	1.00%	12/20/2019	(215)	(4)	(4)	—
BBP	Italian Republic, 6.88%, 09/27/2023	1.08%	1.00%	06/20/2020	(1,200)	(5)	(2)	(3)
BNP	Italian Republic, 6.88%, 09/27/2023	0.86%	1.00%	06/20/2019	(500)	3	4	(1)
BOA	Italian Republic, 6.88%, 09/27/2023	0.83%	1.00%	03/20/2019	(400)	3	(7)	10
BOA	Italian Republic, 6.88%, 09/27/2023	1.08%	1.00%	06/20/2020	(400)	(2)	(1)	(1)
DUB	Italian Republic, 6.88%, 09/27/2023	0.86%	1.00%	06/20/2019	(300)	1	(2)	3
DUB	Italian Republic, 6.88%, 09/27/2023	0.86%	1.00%	06/20/2019	(400)	2	3	(1)
GSI	Italian Republic, 6.88%, 09/27/2023	1.08%	1.00%	06/20/2020	(300)	(1)	—	(1)
MSC	Italian Republic, 6.88%, 09/27/2023	0.86%	1.00%	06/20/2019	(200)	1	1	—
GSI	KB Home, 9.10%, 09/15/2017	2.16%	5.00%	09/20/2018	(100)	10	5	5
BBP	Metlife Inc., 4.75%, 02/08/2021	0.53%	1.00%	12/20/2018	(600)	11	—	11
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	6.80%	1.00%	06/20/2015	(100)	(1)	(1)	—
BNP	Petrobras International Finance Co., 6.25%, 01/25/2016	6.21%	1.00%	06/20/2019	(100)	(19)	(8)	(11)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	6.17%	1.00%	09/20/2019	(400)	(76)	(21)	(55)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	6.14%	1.00%	12/20/2019	(400)	(80)	(45)	(35)
GSI	Republic of Colombia, 10.38%, 01/28/2033	0.71%	1.00%	03/20/2016	(100)	1	1	—
CSI	Telecom Italia SpA, 5.38%, 01/29/2019	1.08%	1.00%	06/20/2019	(54)	—	(4)	4
CSI	Telefonica Emisiones SAU, 4.38%, 02/02/2016	0.86%	1.00%	06/20/2021	(108)	1	(6)	7
DUB	Tenet Healthcare Corp., 6.88%, 11/15/2031	2.63%	5.00%	03/20/2019	(100)	9	8	1
MSC	Transocean Inc., 7.38%, 04/15/2018	7.79%	1.00%	12/20/2019	(200)	(50)	(27)	(23)
BBP	United Mexican States, 5.95%, 03/19/2019	1.01%	1.00%	12/20/2018	(250)	—	—	—
BOA	United Mexican States, 5.95%, 03/19/2019	1.01%	1.00%	12/20/2018	(200)	—	—	—
BOA	United Mexican States, 5.95%, 03/19/2019	1.04%	1.00%	03/20/2019	(100)	—	1	(1)
CSI	United Mexican States, 5.95%, 03/19/2019	0.84%	1.00%	09/20/2017	(100)	1	(1)	2
CSI	United Mexican States, 5.95%, 03/19/2019	1.01%	1.00%	12/20/2018	(50)	—	—	—
GSI	United Mexican States, 5.95%, 03/19/2019	0.79%	1.00%	06/20/2017	(100)	—	(3)	3
GSI	United Mexican States, 5.95%, 03/19/2019	1.01%	1.00%	12/20/2018	(150)	—	—	—
GSI	United Mexican States, 5.95%, 03/19/2019	1.04%	1.00%	03/20/2019	(100)	—	1	(1)
MSS	United Mexican States, 5.95%, 03/19/2019	1.04%	1.00%	03/20/2019	(400)	—	3	(3)
DUB	Whirlpool Corp., 7.75%, 07/15/2016	0.26%	1.00%	03/20/2018	(100)	3	(1)	4
					$(10,188)	$(188)	$(123)	$(65)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1),(5)	Value (4)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection (2)
N/A	CDX.NA.HY.24	5.00%	06/20/2020	$(2,500)	$177	$10
N/A	CDX.NA.IG.18	1.00%	06/20/2017	(275)	4	—
N/A	CDX.NA.IG.18	1.00%	06/20/2022	(3,450)	36	9
N/A	CDX.NA.IG.19	1.00%	12/20/2017	(500)	9	4
N/A	CDX.NA.IG.19	1.00%	12/20/2022	(2,350)	19	55
N/A	CDX.NA.IG.23	1.00%	12/20/2019	(59,100)	984	192
N/A	CDX.NA.IG.24	1.00%	06/20/2020	(18,000)	325	(13)
N/A	iTraxx Europe Series 22	1.00%	12/20/2019	(1,075)	25	7
N/A	iTraxx Europe Series 22	1.00%	12/20/2024	(323)	5	6
				$(87,573)	$1,584	$270

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

Curian/PineBridge Merger Arbitrage Fund

	Shares/Par †	Value
COMMON STOCKS - 53.7%

CONSUMER DISCRETIONARY - 11.3%
Life Time Fitness Inc. (a)	10	$681
Orbitz Worldwide Inc. (a)	141	1,646
Time Warner Cable Inc.	17	2,533
TRW Automotive Holdings Corp. (a)	27	2,779
		7,639
ENERGY - 6.0%
Baker Hughes Inc.	10	623
Dresser-Rand Group Inc. (a)	28	2,282
Talisman Energy Inc.	149	1,144
		4,049
FINANCIALS - 9.9%
Hudson City Bancorp Inc.	487	5,106
Susquehanna Bancshares Inc.	119	1,634
		6,740
HEALTH CARE - 7.4%
Catamaran Corp. (a)	6	333
Hospira Inc. (a)	29	2,574
Salix Pharmaceuticals Ltd. (a)	12	2,074
		4,981
INDUSTRIALS - 2.5%
Exelis Inc.	29	699
Polypore International Inc. (a)	17	978
		1,677
INFORMATION TECHNOLOGY - 3.6%
Aruba Networks Inc. (a)	55	1,357
Riverbed Technology Inc. (a)	53	1,102
		2,459
MATERIALS - 3.9%
RTI International Metals Inc. (a)	13	474
Sigma-Aldrich Corp.	16	2,193
		2,667
UTILITIES - 9.1%
Integrys Energy Group Inc.	46	3,342
Pepco Holdings Inc.	106	2,842
		6,184

Total Common Stocks (cost $35,512)		36,396

SHORT TERM INVESTMENTS - 46.8%

Investment Company - 38.0%
JNL Money Market Fund, 0.01% (b) (c)	25,721	25,721

Treasury Securities - 8.8%
U.S. Treasury Bill
0.04%, 04/16/15 (d)	$3,000	3,000
0.03%, 04/30/15 (d)	2,000	2,000
0.02%, 05/28/15	1,000	1,000
		6,000

Total Short Term Investments (cost $31,721)		31,721

Total Investments - 100.5% (cost $67,233)		68,117
Total Securities Sold Short - (18.6%) (proceeds $11,843)		(12,636)
Other Assets and Liabilities, Net - 18.1%		12,283
Total Net Assets - 100.0%		$67,764

SECURITIES SOLD SHORT - 18.6%

COMMON STOCKS - 18.6%

CONSUMER DISCRETIONARY - 4.1%
Comcast Corp. - Class A	49	$2,744

ENERGY - 0.7%
Halliburton Co.	11	481

FINANCIALS - 9.0%
BB&T Corp.	30	1,176
M&T Bank Corp.	39	4,918
		6,094
INFORMATION TECHNOLOGY - 0.3%
Harris Corp.	3	232

MATERIALS - 0.7%
Alcoa Inc.	37	483

UTILITIES - 3.8%
Wisconsin Energy Corp.	53	2,602

Total Securities Sold Short - 18.6% (proceeds $11,843)		$12,636

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.
(d)	All or a portion of the security is pledged or segregated as collateral.

Curian/Schroder Emerging Europe Fund

COMMON STOCKS - 98.6%

CZECH REPUBLIC - 2.3%
CEZ A/S	8	$198
Komercni Banka A/S	1	127
		325
GEORGIA - 0.8%
Bank of Georgia Holdings Plc	2	56
TBC Bank JSC - GDR (a)	6	63
		119
GREECE - 4.4%
Alpha Bank AE (a)	256	76
Hellenic Telecommunications Organization SA	26	233
JUMBO SA	16	162
National Bank of Greece SA (a)	123	147
		618
HUNGARY - 2.7%
OTP Bank Plc	15	291
Richter Gedeon Nyrt	6	88
		379
KAZAKHSTAN - 1.1%
KCell JSC - GDR	17	153

POLAND - 16.0%
Bank Pekao SA	5	251
Bank Zachodni WBK SA	3	264
CCC SA	2	113
Cyfrowy Polsat SA	22	144
Energa SA	23	152
Eurocash SA	9	81
KRUK SA	3	110
Polskie Gornictwo Naftowe i Gazownictwo SA	18	26
Powszechna Kasa Oszczednosci Bank Polski SA	51	456

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Powszechny Zaklad Ubezpieczen SA	4	523
Telekomunikacja Polska SA	25	63
Work Service SA (a)	15	81
		2,264
RUSSIAN FEDERATION - 46.9%
Gazprom Neft OAO - ADR	4	56
Gazprom OAO - ADR	140	659
Lenta Ltd. - GDR (a)	17	129
Lukoil OAO - ADR	31	1,438
Luxoft Holding Inc. - Class A (a)	7	387
Magnit PJSC - GDR	14	692
Mail.ru Group Ltd. - GDR (a)	13	259
MMC Norilsk Nickel OJSC - ADR	57	1,022
Mobile Telesystems OJSC - ADR	30	299
Sberbank of Russia - ADR	58	255
Severstal OAO - GDR	30	335
Tatneft OAO - GDR	32	937
X5 Retail Group NV - GDR (a)	10	157
		6,625
TURKEY - 23.0%
Akbank TAS	225	661
Aselsan Elektronik Sanayi Ve Ticaret A/S	34	159
AvivaSA Emeklilik ve Hayat A/S	4	72
Coca-Cola Icecek A/S	5	89
Ford Otomotiv Sanayi A/S	14	183
Haci Omer Sabanci Holding A/S	126	443
KOC Holding A/S	61	277
Tofas Turk Otomobil Fabrikasi A/S	33	201
Tupras Turkiye Petrol Rafinerileri A/S	13	300
Turkcell Iletisim Hizmetleri A/S	89	459
Turkiye Is Bankasi - Class C	120	269
Ulker Biskuvi Sanayi A/S	18	131
		3,244
UNITED ARAB EMIRATES - 1.4%
Emaar Properties PJSC	112	201

Total Common Stocks (cost $15,943)		13,928

SHORT TERM INVESTMENTS - 0.4%

Investment Company - 0.4%
JNL Money Market Fund, 0.01% (b) (c)	57	57

Total Short Term Investments (cost $57)		57

Total Investments - 99.0% (cost $16,000)		13,985
Other Assets and Liabilities, Net - 1.0%		146
Total Net Assets - 100.0%		$14,131

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

Curian/T. Rowe Price Capital Appreciation Fund

COMMON STOCKS - 55.8%

CONSUMER DISCRETIONARY - 7.0%
AutoZone Inc. (a)	7	$4,775
Comcast Corp. - Class A	19	1,073
Delphi Automotive Plc	8	614
Johnson Controls Inc.	42	2,103
Liberty Global Plc - Class A (a)	6	298
Liberty Global Plc - Class C (a)	33	1,619
Lowe’s Cos. Inc.	16	1,220
O’Reilly Automotive Inc. (a)	1	195
Time Warner Cable Inc.	1	180
Twenty-First Century Fox Inc. - Class B	14	464
		12,541
CONSUMER STAPLES - 2.5%
CVS Health Corp.	5	557
Kraft Foods Group Inc.	2	165
Mondelez International Inc. - Class A	35	1,252
PepsiCo Inc.	11	1,033
Philip Morris International Inc.	10	761
SABMiller Plc	5	263
Wal-Mart Stores Inc.	4	354
		4,385
ENERGY - 2.0%
Canadian Natural Resources Ltd.	104	3,185
Range Resources Corp.	8	409
		3,594
FINANCIALS - 8.0%
Affiliated Managers Group Inc. (a)	—	43
American Tower Corp.	7	687
Bank of New York Mellon Corp.	117	4,712
Invesco Ltd.	5	187
JPMorgan Chase & Co.	28	1,690
Julius Baer Group Ltd.	10	482
Marsh & McLennan Cos. Inc.	101	5,677
State Street Corp.	11	772
		14,250
HEALTH CARE - 12.9%
Abbott Laboratories	39	1,798
Actavis Plc (a)	13	3,945
Becton Dickinson & Co.	20	2,932
CIGNA Corp.	15	1,903
Eli Lilly & Co.	31	2,259
Endo International Plc (a)	3	287
Henry Schein Inc. (a)	2	279
PerkinElmer Inc.	6	291
Pfizer Inc.	32	1,113
Thermo Fisher Scientific Inc.	37	4,971
UnitedHealth Group Inc.	11	1,349
Zoetis Inc. - Class A	39	1,801
		22,928
INDUSTRIALS - 11.8%
AMETEK Inc.	43	2,275
Boeing Co.	9	1,276
Danaher Corp.	88	7,446
IDEX Corp.	13	963
Iron Mountain Inc.	22	808
Pentair Plc	45	2,830
Roper Industries Inc.	10	1,634
Sensata Technologies Holding NV (a)	9	511
Tyco International Plc	64	2,747
United Technologies Corp.	4	516
		21,006
INFORMATION TECHNOLOGY - 7.6%
Agilent Technologies Inc.	23	939
Cisco Systems Inc.	8	226
eBay Inc. (a)	9	519
Fidelity National Information Services Inc.	31	2,117
Fiserv Inc. (a)	62	4,883
Google Inc. - Class C (a)	2	1,096
Google Inc. - Class A (a)	1	666
SS&C Technologies Holdings Inc.	—	6
Texas Instruments Inc.	11	606
Vantiv Inc. - Class A (a)	8	313

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Visa Inc. - Class A	33	2,139
		13,510
MATERIALS - 0.7%
Cytec Industries Inc.	23	1,216
LyondellBasell Industries NV - Class A	1	97
		1,313
TELECOMMUNICATION SERVICES - 0.9%
Crown Castle International Corp.	14	1,114
SBA Communications Corp. (a)	4	445
		1,559
UTILITIES - 2.4%
FirstEnergy Corp.	43	1,493
PG&E Corp.	52	2,744
		4,237

Total Common Stocks (cost $92,231)		99,323

PREFERRED STOCKS - 2.0%

ENERGY - 0.0%
Chesapeake Energy Corp., 4.50% (b) (c)	—	2

FINANCIALS - 0.5%
American Tower Corp., 5.50% (d)	8	821
State Street Corp., 6.00%, (callable at 25 beginning 12/15/19) (b)	3	77
		898
HEALTH CARE - 1.2%
Actavis Plc, 5.50% (c) (d)	2	2,065

TELECOMMUNICATION SERVICES - 0.3%
T-Mobile US Inc., 5.50% (c)	9	544

Total Preferred Stocks (cost $3,471)		3,509

TRUST PREFERREDS - 0.1%

UTILITIES - 0.1%
SCE Trust I, 5.63%, (callable at 25 beginning 06/15/17) (b)	2	39
SCE Trust II, 5.10%, (callable at 25 beginning 03/15/18) (b)	—	6
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (b) (d)	8	228

Total Trust Preferreds (cost $262)		273

INVESTMENT COMPANIES - 0.6%
T. Rowe Price Institutional Floating Rate Fund (e)	102	1,040

Total Investment Companies (cost $1,052)		1,040

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Ally Master Owner Trust, 1.24%, 08/15/15 (f)	$100	100
Continental Airlines Inc. Pass-Through Trust, 4.15%, 04/11/24	19	20
DB Master Finance LLC, 3.26%, 02/20/19 (g)	95	96

Total Non-U.S. Government Agency Asset-Backed Securities (cost $213)		216

CORPORATE BONDS AND NOTES - 26.7%

CONSUMER DISCRETIONARY - 4.1%
Amazon.com Inc.
2.60%, 12/05/19	165	169
3.80%, 12/05/24	285	300
AmeriGas Partners LP, 6.25%, 08/20/19	25	26
CCO Holdings LLC
8.13%, 04/30/20	75	78
7.38%, 06/01/20	225	240
Cedar Fair LP, 5.25%, 03/15/21	25	26
Charter Communications Term Loan, 4.25%, 08/12/21 (f)	175	176
DISH DBS Corp., 7.13%, 02/01/16	650	675
Group 1 Automotive Inc., 5.00%, 06/01/22 (g)	50	50
L Brands Inc.
6.90%, 07/15/17	550	607
8.50%, 06/15/19	25	30
5.63%, 02/15/22	25	28
5.63%, 10/15/23	75	83
Lamar Media Corp., 5.88%, 02/01/22	75	79
Penske Automotive Group Inc., 5.38%, 12/01/24	50	52
Priceline Group Inc., 0.35%, 06/15/20 (c) (d)	124	142
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (g)	200	209
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (g)	200	211
Univision Communications Inc.
7.88%, 11/01/20 (g)	875	934
8.50%, 05/15/21 (g)	350	374
6.75%, 09/15/22 (g)	1,100	1,180
5.13%, 05/15/23 (g)	375	381
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20 (f)	25	25
UPC Financing Partnership Term Loan AH, 3.25%, 06/30/21 (f)	1,000	994
UPC Holding BV, 6.38%, 09/15/22 (g), EUR	125	144
		7,213
CONSUMER STAPLES - 2.2%
B&G Foods Inc., 4.63%, 06/01/21	25	25
D.E. Master Blenders Term Loan, 3.50%, 05/09/21 (f)	700	698
HJ Heinz Co., 4.25%, 10/15/20	550	564
HJ Heinz Co. Term Loan B-2, 3.25%, 03/27/20 (f)	828	829
Pinnacle Foods Finance LLC Term Loan G, 3.00%, 04/15/20 (f)	500	498
Rite Aid Corp.
9.25%, 03/15/20	150	165
8.00%, 08/15/20	1,075	1,138
		3,917
ENERGY - 7.4%
Canadian Natural Resources Ltd., 1.75%, 01/15/18	50	50
Chesapeake Energy Corp.
3.25%, 03/15/16	100	100
3.50%, 04/15/19 (f)	75	72
Chevron Corp.
0.36%, 02/22/17 (f)	475	476
0.43%, 03/02/18 (f)	500	500
1.37%, 03/02/18	450	452
Concho Resources Inc.
7.00%, 01/15/21	525	550
6.50%, 01/15/22	150	157
5.50%, 10/01/22	75	76
5.50%, 04/01/23	400	403
CONSOL Energy Inc., 5.88%, 04/15/22	75	68
Energy Transfer Partners LP
4.15%, 10/01/20	35	37
4.90%, 02/01/24 (d)	205	220

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
EQT Corp.
8.13%, 06/01/19	95	113
4.88%, 11/15/21	300	316
Exxon Mobil Corp., 0.31%, 03/01/18 (f)	1,500	1,500
MarkWest Energy Partners LP
6.75%, 11/01/20 (d)	425	446
6.50%, 08/15/21	250	262
6.25%, 06/15/22	300	313
5.50%, 02/15/23	750	771
4.50%, 07/15/23 (d)	1,100	1,089
4.88%, 12/01/24 (d)	425	435
Noble Energy Inc., 3.90%, 11/15/24	25	25
Range Resources Corp.
6.75%, 08/01/20	375	389
5.75%, 06/01/21	675	705
5.00%, 08/15/22	725	721
5.00%, 03/15/23	1,350	1,343
SM Energy Co.
6.50%, 11/15/21	75	76
6.50%, 01/01/23	10	10
Targa Resources Partners LP
5.00%, 01/15/18 (g)	250	257
4.13%, 11/15/19 (g)	75	75
6.88%, 02/01/21	250	262
5.25%, 05/01/23	275	276
4.25%, 11/15/23	500	481
WPX Energy Inc., 5.25%, 01/15/17	100	101
		13,127
FINANCIALS - 3.0%
American Tower Corp., 5.00%, 02/15/24	140	153
AmeriGas Finance LLC
6.75%, 05/20/20	25	26
7.00%, 05/20/22	50	54
Antero Resources Finance Corp.
6.00%, 12/01/20	25	25
5.38%, 11/01/21	25	24
Caterpillar Financial Services Corp.
0.70%, 11/06/15	20	20
1.25%, 11/06/17	15	15
2.25%, 12/01/19	60	61
CBRE Services Inc., 5.00%, 03/15/23	25	26
CNH Capital LLC
3.88%, 11/01/15	25	25
6.25%, 11/01/16	300	316
3.25%, 02/01/17	25	25
3.63%, 04/15/18 (d)	200	200
Ford Motor Credit Co. LLC
0.90%, 03/27/17 (f)	925	925
1.46%, 03/27/17	770	770
6.63%, 08/15/17	200	222
0.83%, 12/06/17 (f)	200	199
1.19%, 01/09/18 (f)	250	251
2.15%, 01/09/18	200	202
5.00%, 05/15/18	200	218
2.38%, 03/12/19	500	506
2.60%, 11/04/19	400	405
Host Hotels & Resorts LP, 5.88%, 06/15/19	20	21
John Deere Capital Corp., 0.70%, 09/04/15	15	15
Marsh & McLennan Cos. Inc., 2.35%, 03/06/20	140	141
Toyota Motor Credit Corp., 0.64%, 03/12/20 (f)	575	574
		5,419
HEALTH CARE - 3.8%
Becton Dickinson and Co.
1.80%, 12/15/17	465	468
2.68%, 12/15/19	80	82
Community Health Systems Inc., 5.13%, 08/15/18	175	180
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	600	637
5.13%, 07/15/24	1,000	1,022
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21 (f)	549	550
DaVita Inc., 6.63%, 11/01/20	425	445
Eli Lilly & Co., 1.25%, 03/01/18	145	145
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19 (g)	200	217
5.88%, 01/31/22 (g)	100	110
HCA Inc. Term Loan, 0.00%, 02/02/16 (h)	25	25
HCA Inc. Term Loan B-5, 2.93%, 03/31/17 (f)	1,450	1,450
Johnson & Johnson
1.13%, 11/21/17	45	45
3.38%, 12/05/23	90	97
Medtronic Inc.
1.50%, 03/15/18 (g)	65	65
2.50%, 03/15/20 (g)	285	291
Merck & Co. Inc.
0.38%, 02/10/17 (f)	135	135
0.63%, 02/10/20 (f)	430	432
Novartis Capital Corp., 3.40%, 05/06/24	25	27
Omnicare Inc., 5.00%, 12/01/24	50	52
Roche Holdings Inc., 3.35%, 09/30/24 (g)	200	210
UnitedHealth Group Inc., 1.40%, 12/15/17	65	66
WellCare Health Plans Inc., 5.75%, 11/15/20	50	52
		6,803
INDUSTRIALS - 0.1%
Amphenol Corp., 1.55%, 09/15/17	25	25
Case New Holland Inc., 7.88%, 12/01/17	25	28
Iron Mountain Inc., 7.75%, 10/01/19	50	53
Moog Inc., 5.25%, 12/01/22 (g)	25	26
Xylem Inc., 3.55%, 09/20/16	60	62
		194
INFORMATION TECHNOLOGY - 1.0%
IMS Health Inc., 6.00%, 11/01/20 (g)	100	104
Kronos Inc. 2nd Lien Term Loan, 9.75%, 04/30/20 (f)	250	255
Kronos Inc. Extended Term Loan, 4.50%, 10/31/19 (f)	247	248
NXP BV
3.75%, 06/01/18 (g)	600	612
5.75%, 02/15/21 (g)	300	317
5.75%, 03/15/23 (g)	200	213
		1,749
MATERIALS - 0.1%
Cytec Industries Inc., 3.95%, 05/01/25	155	160
Rexam Plc, 6.75%, 06/29/67 (f), EUR	50	55
Sealed Air Corp., 8.38%, 09/15/21 (g)	25	28
		243
TELECOMMUNICATION SERVICES - 4.8%
Crown Castle International Corp.
4.88%, 04/15/22	375	389
5.25%, 01/15/23	100	105
Intelsat Jackson Holdings SA
7.25%, 04/01/19	275	285
7.25%, 10/15/20	560	577
7.50%, 04/01/21	275	283
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19 (f)	2,075	2,066
Lynx I Corp.
5.38%, 04/15/21 (g)	400	419
6.00%, 04/15/21, GBP	125	194

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Matterhorn Mobile SA, 6.75%, 05/15/19 (g), CHF	150	161
MetroPCS Wireless Inc., 6.63%, 11/15/20	175	183
SBA Communications Corp., 5.63%, 10/01/19	125	132
SBA Telecommunications Inc., 5.75%, 07/15/20	175	184
Sprint Communications Inc., 9.00%, 11/15/18 (g)	75	86
T-Mobile USA Inc., 6.54%, 04/28/20	50	53
Telesat Canada Inc., 6.00%, 05/15/17 (g)	35	36
Telesat Canada Inc. Term Loan, 3.50%, 03/28/19 (f)	247	247
UPCB Finance III Ltd., 6.63%, 07/01/20 (g)	900	939
UPCB Finance V Ltd., 7.25%, 11/15/21 (g)	750	807
UPCB Finance VI Ltd., 6.88%, 01/15/22 (g)	1,075	1,148
Virgin Media Secured Finance Plc, 5.25%, 01/15/26 (g)	200	204
		8,498
UTILITIES - 0.2%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20	105	107
3.50%, 02/01/25	120	125
CMS Energy Corp.
6.55%, 07/17/17	10	11
8.75%, 06/15/19	50	63
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16 (f)	28	28
		334

Total Corporate Bonds and Notes (cost $47,473)		47,497

GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%

GOVERNMENT SECURITIES - 0.8%
Sovereign - 0.8%
Kreditanstalt fuer Wiederaufbau
0.50%, 04/19/16	90	90
2.50%, 11/20/24	1,227	1,278

Total Government and Agency Obligations (cost $1,333)		1,368

SHORT TERM INVESTMENTS - 14.5%

Investment Companies - 13.6%
JNL Money Market Fund, 0.01% (e) (i)	808	808
T. Rowe Price Reserves Investment Fund, 0.04% (e) (i)	23,437	23,437
		24,245
Securities Lending Collateral - 0.9%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (i)	750	750
Fidelity Institutional Money Market Portfolio, 0.13% (i)	750	750
Repurchase Agreement with MLP, 0.12% (Collateralized by $106 U.S. Treasury Bond, due 08/15/42-02/15/44, value $118) acquired on 03/31/15, due 04/01/15 at $116	$116	116
		1,616

Total Short Term Investments (cost $25,861)		25,861

Total Investments - 100.6% (cost $171,896)		179,087
Other Assets and Liabilities, Net - (0.6%)		(991)
Total Net Assets - 100.0%		$178,096

(a)	Non-income producing security.
(b)	Perpetual security.
(c)	Convertible security.
(d)	All or portion of the security was on loan.
(e)	Investment in affiliate.
(f)	Variable rate security. Rate stated was in effect as of March 31, 2015.
(g)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2015, the aggregate value of these liquid securities was $9,906, which represented 5.6% of net assets.

(h)	This variable rate senior loan will settle after March 31, 2015, at which time the interest rate will be determined.
(i)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2015

Schedule of Written Call Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities
American Tower Corp., CGM	01/15/2016	115.00	10	$(1)
American Tower Corp., CGM	01/15/2016	110.00	4	(1)
American Tower Corp., MSC	01/15/2016	105.00	5	(1)
American Tower Corp., MSC	01/15/2016	110.00	4	(1)
Boeing Co., CGM	01/15/2016	140.00	2	(3)
Cisco Systems Inc., CGM	01/15/2016	25.00	66	(22)
Comcast Co., CGM	01/15/2016	65.00	27	(4)
Comcast Co., CGM	01/15/2016	65.00	59	(8)
Comcast Co., CGM	01/15/2016	65.00	43	(6)
Comcast Co., CGM	01/15/2016	65.00	2	—
Comcast Co., CGM	01/15/2016	70.00	26	(2)
Comcast Co., CGM	01/15/2016	65.00	26	(4)
CVS Caremark Corp., MSC	01/15/2016	90.00	14	(21)
CVS Caremark Corp., MSC	01/15/2016	95.00	14	(16)
Danaher Co., CGM	01/15/2016	100.00	1	—
Danaher Co., CGM	01/15/2016	95.00	2	(1)
Danaher Co., CGM	01/15/2016	95.00	2	(1)
Danaher Co., CGM	01/15/2016	100.00	4	(1)
Danaher Co., CGM	01/15/2016	95.00	4	(1)
Danaher Co., CGM	01/15/2016	100.00	2	—
Google Inc.	01/15/2016	590.00	2	(6)
Google Inc.	01/15/2016	590.00	3	(8)
Google Inc.	01/15/2016	590.00	3	(8)
Google Inc.	01/15/2016	590.00	1	(3)
Google Inc.	01/15/2016	590.00	3	(9)
Google Inc.	01/15/2016	590.00	2	(6)
JPMorgan Chase & Co.	01/15/2016	70.00	10	(1)
JPMorgan Chase & Co.	01/15/2016	70.00	70	(6)
JPMorgan Chase & Co.	01/15/2016	70.00	44	(4)
Lowe’s Companies Inc., MSC	01/15/2016	60.00	35	(56)
Lowe’s Companies Inc., MSC	01/15/2016	75.00	16	(9)
Mondelez International Inc., CGM	01/15/2016	45.00	26	(1)
Pentair Plc., CGM	11/20/2015	70.00	4	(1)
PepsiCo Inc., MSC	01/15/2016	100.00	5	(2)
PepsiCo Inc., MSC	01/15/2016	105.00	12	(2)
PepsiCo Inc., MSC	01/15/2016	110.00	12	(1)
PepsiCo Inc., MSC	01/15/2016	110.00	10	(1)
PepsiCo Inc., MSC	01/15/2016	100.00	13	(4)
Pfizer Inc., CGM	01/15/2016	30.00	33	(17)
Pfizer Inc., CGM	01/15/2016	30.00	27	(14)
Pfizer Inc., CGM	01/15/2016	30.00	33	(17)
State Street Corp., MSC	01/15/2016	85.00	13	(2)
State Street Corp., MSC	01/15/2016	87.50	6	(1)
State Street Corp., MSC	01/15/2016	87.50	17	(2)
State Street Corp., MSC	01/15/2016	87.50	9	(1)
State Street Corp., MSC	01/15/2016	87.50	9	(1)
Thermo Fisher Scientific Inc., CGM	01/15/2016	150.00	4	(2)
Thermo Fisher Scientific Inc., CGM	01/15/2016	150.00	15	(6)
United Technologies Corp., CGM	01/15/2016	120.00	18	(11)
United Technologies Corp., CGM	01/15/2016	130.00	6	(1)
United Technologies Corp., CGM	01/15/2016	125.00	6	(2)
UnitedHealth Group Inc., CGM	01/15/2016	100.00	6	(13)
UnitedHealth Group Inc., CGM	01/15/2016	105.00	13	(23)
UnitedHealth Group Inc., CGM	01/15/2016	100.00	7	(15)
Visa Inc.	01/15/2016	70.00	16	(5)
Visa Inc.	01/15/2016	70.00	8	(3)
Visa Inc.	01/15/2016	75.00	8	(1)
Visa Inc.	01/15/2016	75.00	16	(3)
Wal-Mart Stores Inc., CGM	01/15/2016	80.00	14	(8)
Wal-Mart Stores Inc., CGM	01/15/2016	82.50	16	(7)
			888	$(377)

See accompanying Notes to Schedules of Investments.

Summary of Written Call Options

	Contracts	Premiums
Options outstanding at December 31, 2014	1,038	$250
Options written during the period	394	92
Options closed during the period	(437)	(111)
Options exercised during the period	(97)	(17)
Options expired during the period	(10)	(10)
Options outstanding at March 31, 2015	888	$204

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation
Euro STOXX 50 Future	June 2015	21	$8
STOXX Europe 600 Index Future	June 2015	38	5
			$13

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain
USD/EUR	06/25/2015	SCB	EUR	(315)	$(339)	$5

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

Curian/The Boston Company Equity Income Fund

	Shares/Par †	Value
COMMON STOCKS - 99.3%

CONSUMER DISCRETIONARY - 8.1%
Carnival Plc	23	$1,095
General Motors Co.	10	373
Interpublic Group of Cos. Inc.	37	811
Kohl’s Corp.	5	359
Omnicom Group Inc.	8	637
Regal Entertainment Group - Class A (a)	14	311
Time Warner Inc.	4	319
Twenty-First Century Fox Inc. - Class A	25	858
Viacom Inc. - Class B	5	362
		5,125
CONSUMER STAPLES - 8.9%
Coca-Cola Enterprises Inc.	21	925
ConAgra Foods Inc.	13	487
CVS Health Corp.	14	1,463
Molson Coors Brewing Co. - Class B	9	691
Mondelez International Inc. - Class A	13	471
PepsiCo Inc.	13	1,261
Philip Morris International Inc.	5	374
		5,672
ENERGY - 13.1%
Anadarko Petroleum Corp.	10	855
Marathon Oil Corp.	19	491
Occidental Petroleum Corp.	38	2,757
Phillips 66	17	1,309
Schlumberger Ltd.	18	1,516
Valero Energy Corp.	22	1,429
		8,357
FINANCIALS - 29.6%
Allstate Corp.	10	745
American International Group Inc.	10	531
Ameriprise Financial Inc.	5	640
Bank of America Corp.	80	1,232
Berkshire Hathaway Inc. - Class B (b)	13	1,925
Capital One Financial Corp.	4	316
Citigroup Inc.	31	1,579
Goldman Sachs Group Inc.	8	1,541
Hartford Financial Services Group Inc.	13	536
Invesco Ltd.	16	629
JPMorgan Chase & Co.	47	2,868
Morgan Stanley	30	1,082
PNC Financial Services Group Inc.	8	752
Prudential Financial Inc.	8	630
Regions Financial Corp.	50	468
TD Ameritrade Holding Corp.	17	651
U.S. Bancorp	8	347
Voya Financial Inc.	29	1,251
Wells Fargo & Co.	21	1,156
		18,879
HEALTH CARE - 13.2%
Cardinal Health Inc.	17	1,576
Eli Lilly & Co.	9	621
McKesson Corp.	2	409
Medtronic Plc	11	832
Merck & Co. Inc.	11	622
Omnicare Inc.	10	766
Pfizer Inc.	68	2,380
UnitedHealth Group Inc.	10	1,172
		8,378
INDUSTRIALS - 7.2%
Cummins Inc.	3	432
Delta Air Lines Inc.	3	157
Honeywell International Inc.	14	1,487
Northrop Grumman Systems Corp.	2	328
Raytheon Co.	3	320
United Technologies Corp.	16	1,855
		4,579
INFORMATION TECHNOLOGY - 10.2%
Accenture Plc - Class A	5	455
Apple Inc.	9	1,166
Applied Materials Inc.	58	1,303
Cisco Systems Inc.	47	1,300
Microchip Technology Inc. (a)	17	826
Oracle Corp.	11	478
Texas Instruments Inc.	17	994
		6,522
MATERIALS - 6.8%
Dow Chemical Co.	8	360
International Paper Co.	6	313
Martin Marietta Materials Inc.	8	1,057
Mosaic Co.	14	628
Owens Corning Inc.	15	644
Potash Corp. of Saskatchewan Inc.	15	480
Vulcan Materials Co.	10	863
		4,345
TELECOMMUNICATION SERVICES - 1.4%
Windstream Holdings Inc. (a)	120	888

UTILITIES - 0.8%
NRG Yield Inc. - Class A (a)	10	525

Total Common Stocks (cost $58,259)		63,270

SHORT TERM INVESTMENTS - 4.6%

Investment Company - 0.8%
JNL Money Market Fund, 0.01% (c) (d)	495	495

Securities Lending Collateral - 3.8%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (d)	800	800
Fidelity Institutional Money Market Portfolio, 0.13% (d)	800	800
Repurchase Agreement with MLP, 0.12% (Collateralized by $538 U.S. Treasury Bond, due 08/15/42-02/15/44, value $601) acquired on 03/31/15, due 04/01/15 at $589	$589	589
Repurchase Agreement with HSB, 0.10% (Collateralized by $82 U.S. Treasury Bond, due 05/15/40-08/15/44, value $98 and $104 U.S. Treasury Note, due 07/31/16-11/15/24, value $106) acquired on 03/31/15, due 04/01/15 at $200	200	200
		2,389
Total Short Term Investments (cost $2,884)		2,884

Total Investments - 103.9% (cost $61,143)		66,154
Other Assets and Liabilities, Net - (3.9%)		(2,457)
Total Net Assets - 100.0%		$63,697

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

Curian/UBS Global Long Short Fixed Income Opportunities Fund

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.8%

UNITED STATES OF AMERICA - 9.8%
AIMCO CLO, 3.11%, 07/20/26 (a) (b)	$500	$486
Americold 2010 LLC Trust REMIC, 6.81%, 01/14/21 (a)	595	694
ARES CLO Ltd., 3.01%, 07/28/25 (a) (b)	500	487
BlueMountain CLO Ltd., 2.90%, 04/15/25 (a) (b)	720	697
Capital Auto Receivables Asset Trust, 3.39%, 07/22/19	550	559
CIFC Funding Ltd., 3.05%, 04/18/25 (a) (b)	1,100	1,074
Fortress Credit BSL Ltd., 3.16%, 10/19/25 (a) (b)	750	733
Galaxy CLO Ltd.
2.86%, 11/16/25 (a) (b)	500	486
3.23%, 10/15/26 (a) (b)	850	844
Goldentree Loan Opportunities VIII Ltd., 3.88%, 04/19/26 (a) (b)	750	731
JFIN CLO Ltd., 3.26%, 04/21/25 (a) (b)	950	934
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 10/15/19 (a) (b)	725	725
Northwoods Capital Corp., 3.42%, 09/15/25 (a) (b)	1,000	968
Octagon Investment Partners XIX Ltd., 3.10%, 04/15/26 (a) (b)	725	710
Octagon Investment Partners XVII Ltd., 3.03%, 10/25/25 (a) (b)	250	244
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,379)		10,372

CORPORATE BONDS AND NOTES - 68.9%

AUSTRALIA - 2.0%
Crown Group Finance Ltd., 5.75%, 07/18/17, AUD	1,450	1,164
DBNGP Finance Co. Pty Ltd., 6.00%, 10/11/19, AUD	500	412
Qantas Airways Ltd., 7.50%, 06/11/21, AUD	700	596
		2,172
BRAZIL - 5.3%
Banco do Brasil SA, 9.00%, (callable at 100 beginning 06/18/24) (a) (c)	880	758
Caixa Economica Federal, 2.38%, 11/06/17 (a)	1,650	1,558
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	675	584
Petrobras Global Finance BV, 4.38%, 05/20/23	200	171
Petrobras International Finance Co.
5.38%, 01/27/21	1,350	1,225
6.75%, 01/27/41	400	354
Vale Overseas Ltd., 4.38%, 01/11/22	1,000	961
		5,611
CANADA - 3.2%
Barrick Gold Corp., 3.85%, 04/01/22	1,250	1,222
NOVA Chemicals Corp., 5.25%, 08/01/23 (a)	1,280	1,338
Yamana Gold Inc., 4.95%, 07/15/24	870	855
		3,415
COLOMBIA - 0.7%
Ecopetrol SA, 4.13%, 01/16/25	740	709

COSTA RICA - 0.3%
Banco Nacional de Costa Rica, 4.88%, 11/01/18 (a)	350	355

CROATIA - 1.0%
Agrokor dd, 8.88%, 02/01/20 (a)	970	1,060

FRANCE - 0.7%
Credit Agricole SA, 7.88%, (callable at 100 beginning 01/23/24) (a) (c)	750	794

GEORGIA - 0.3%
Georgian Railway JSC, 7.75%, 07/11/22	300	321

GERMANY - 3.4%
Heidelberg Cement Finance Luxembourg SA, 8.50%, 10/31/19, EUR	300	423
Trionista HoldCo GmbH, 5.00%, 04/30/20 (a), EUR	1,015	1,141
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (a)	1,970	2,083
		3,647
HONG KONG - 0.6%
China Oil & Gas Group Ltd., 5.25%, 04/25/18 (a)	650	643

HUNGARY - 0.4%
Magyar Export-Import Bank RT, 5.50%, 02/12/18	400	428

INDONESIA - 1.1%
Pertamina Persero PT
6.00%, 05/03/42	450	456
6.45%, 05/30/44 (a)	700	752
		1,208
IRELAND - 1.5%
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	200	183
6.80%, 11/22/25	350	293
XL Group Plc, 6.50%, (callable at 100 beginning 04/15/17) (c)	1,255	1,111
		1,587
ITALY - 0.2%
Generali Finance BV, 6.21%, (callable at 100 beginning 06/16/16) (c), GBP	150	228

KAZAKHSTAN - 0.6%
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	300	274
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO, 6.25%, 05/20/15	350	349
		623
MALAYSIA - 0.6%
SSG Resources Ltd., 4.25%, 10/04/22	640	660

MEXICO - 2.3%
Cemex SAB de CV
7.25%, 01/15/21 (a)	1,100	1,174
5.70%, 01/11/25 (a)	1,300	1,283
		2,457
MOROCCO - 0.2%
OCP SA, 5.63%, 04/25/24	200	218

NIGERIA - 0.4%
FBN Finance Co. BV, 8.00%, 07/23/21 (a)	550	428

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
NORWAY - 2.6%
Eksportfinans ASA
5.50%, 05/25/16	1,600	1,661
5.50%, 06/26/17	1,000	1,065
		2,726
PORTUGAL - 1.6%
EDP Finance BV, 4.90%, 10/01/19 (a)	1,550	1,648

RUSSIAN FEDERATION - 0.8%
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 05/29/18	250	247
5.10%, 07/25/18	200	184
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22	450	373
		804
SINGAPORE - 1.5%
Flextronics International Ltd., 5.00%, 02/15/23	560	587
Olam International Ltd., 5.75%, 09/20/17	900	954
		1,541
SOUTH AFRICA - 0.2%
Eskom Holdings SOC Ltd., 6.75%, 08/06/23	200	199

SRI LANKA - 0.7%
National Savings Bank, 8.88%, 09/18/18	650	704

SWITZERLAND - 0.5%
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (a) (c)	490	481

TURKEY - 0.7%
Turkiye Halk Bankasi A/S, 3.88%, 02/05/20	550	524
Turkiye Vakiflar Bankasi Tao, 5.00%, 10/31/18	250	253
		777
UNITED KINGDOM - 6.3%
Aviva Plc, 6.12%, 11/14/36, GBP	370	643
Barclays Plc, 4.38%, 09/11/24	410	415
HBOS Plc, 6.75%, 05/21/18 (a)	1,200	1,342
HSBC Holdings Plc, 6.37%, (callable at 100 beginning 09/17/24) (c) (d)	250	255
Lloyds Bank Plc, 6.50%, 03/24/20, EUR	1,050	1,406
Pension Insurance Corp. Plc, 6.50%, 07/03/24, GBP	270	415
Royal Bank of Scotland Group Plc, 6.10%, 06/10/23	1,960	2,180
		6,656
UNITED STATES OF AMERICA - 28.8%
Access Midstream Partners LP, 4.88%, 05/15/23	500	504
ADT Corp., 3.50%, 07/15/22	1,200	1,092
Allstate Corp., 5.75%, 08/15/53 (b)	1,170	1,274
Ally Financial Inc., 3.50%, 01/27/19	1,150	1,136
ArcelorMittal, 6.25%, 03/01/21 (e) (f)	1,550	1,647
Case New Holland Inc., 7.88%, 12/01/17	1,450	1,606
CIT Group Inc., 5.00%, 08/15/22	1,125	1,154
Citigroup Inc.
6.30% (callable at 100 beginning 05/15/24) (c)	1,400	1,430
0.73%, 05/31/17 (b), EUR	1,400	1,499
5.50%, 09/13/25	400	453
DISH DBS Corp., 7.88%, 09/01/19	1,305	1,458
El Paso LLC, 7.25%, 06/01/18	1,000	1,134
Energy Transfer Partners LP
6.05%, 06/01/41	100	111
6.50%, 02/01/42	500	580
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (a)	420	473
Frontier Communications Corp., 7.13%, 01/15/23	1,150	1,176
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,450	1,490
International Lease Finance Corp., 8.63%, 09/15/15 (f)	1,600	1,646
Kinder Morgan Inc.
5.63%, 11/15/23 (a)	400	440
5.30%, 12/01/34	800	827
MetLife Inc., 6.40%, 12/15/36	1,135	1,345
Midstates Petroleum Co. Inc., 10.75%, 10/01/20	900	486
Pacific Drilling SA, 5.38%, 06/01/20 (a)	910	728
PNC Preferred Funding Trust, 1.92%, (callable at 100 beginning 03/15/17) (a) (c)	1,200	1,098
Prudential Financial Inc., 5.20%, 03/15/44 (b)	1,670	1,700
QVC Inc., 4.45%, 02/15/25	480	483
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22	770	796
Seagate HDD Cayman, 5.75%, 12/01/34 (a)	480	513
SLM Corp., 6.25%, 01/25/16	1,000	1,030
Valeant Pharmaceuticals International Inc., 7.00%, 10/01/20 (a)	920	960
WESCO Distribution Inc., 5.38%, 12/15/21	350	356
		30,625
VENEZUELA - 0.4%
Petroleos de Venezuela SA
5.25%, 04/12/17	550	226
8.50%, 11/02/17	200	132
9.00%, 11/17/21	300	111
		469
Total Corporate Bonds and Notes (cost $75,458)		73,194

GOVERNMENT AND AGENCY OBLIGATIONS - 13.5%

ARGENTINA - 0.5%
Argentina Boden Bond, 7.00%, 10/03/15	450	436
Argentina Republic Government International Bond, 0.00%, 12/15/35 (b)	825	77
		513
BELARUS - 0.9%
Republic of Belarus, 8.75%, 08/03/15	950	930

BRAZIL - 0.8%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 05/15/45 - 08/15/50 (g), BRL	1,050	818

COSTA RICA - 0.3%
Costa Rica Government International Bond, 7.00%, 04/04/44	275	280

CROATIA - 1.3%
Croatia Government International Bond, 6.25%, 04/27/17	1,325	1,408

CÔTE D’IVOIRE - 0.2%
Ivory Coast Government International Bond, 6.38%, 03/03/28 (a)	200	200

ECUADOR - 0.2%
Ecuador Government International Bond, 7.95%, 06/20/24 (a)	200	177

GABON - 0.3%
Gabonese Republic, 6.38%, 12/12/24 (a)	400	375

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands, except contracts)

March 31, 2015

	Shares/Par/Contracts †	Value
GHANA - 0.2%
Republic of Ghana, 8.50%, 10/04/17	250	256

KENYA - 0.4%
Kenya Government International Bond
5.88%, 06/24/19	250	257
6.88%, 06/24/24	200	209
		466
MEXICO - 0.3%
Mexico Inflation Indexed Udibonos, 4.00%, 11/15/40 (h), MXN	4,503	320

NIGERIA - 0.4%
Nigeria Government International Bond, 5.13%, 07/12/18	500	488

PAKISTAN - 0.1%
Pakistan Government International Bond, 7.13%, 03/31/16	100	102

RUSSIAN FEDERATION - 0.2%
Russian Federal Bond, 7.00%, 01/25/23, RUB	16,850	220

UNITED STATES OF AMERICA - 7.0%
Federal National Mortgage Association Interest Only REMIC, 2.50%, 03/25/28	1,603	150
State of Illinois, 5.88%, 03/01/19	780	870
U.S. Treasury Bond
3.75%, 11/15/43 (j)	2,000	2,499
Principal Only, 0.00%,02/15/43 (i) (j)	5,000	2,412
U.S. Treasury Inflation Indexed Note, 0.13%, 07/15/24 (h)	1,476	1,477
		7,408
VENEZUELA - 0.4%
Venezuela Government International Bond, 8.25%, 10/13/24	1,200	414

Total Government and Agency Obligations (cost $14,900)		14,375

PURCHASED OPTIONS - 1.8%
1-Year Eurodollar Mid Curve Future Put Option, Strike Price 98.50, Expiration 06/12/15	295	9
10-Year U.S. Treasury Note Future Call Option, Strike Price 127.50, Expiration 04/24/15	250	55
10-Year U.S. Treasury Note Future Call Option, Strike Price 128.50, Expiration 04/24/15	248	233
90-Day Eurodollar Future Put Option, Expiration 99.25, Expiration 06/15/15	979	6
90-Day Eurodollar Future Put Option, Strike Price 98.25, Expiration 06/13/16	268	49
Call Swaption, 6-Month GBP LIBOR versus 2.19% fixed, Expiration 06/17/15, JPM	155	562
Japanese Yen versus USD Call Option, Strike Price JPY120.40, Expiration 06/18/15, BOA	2,188,000	33
Put Swaption, 3-Month LIBOR versus 3.00% fixed, Expiration 12/07/17, BBP	19	33
Put Swaption, 3-Month LIBOR versus 3.00% fixed, Expiration 12/19/17, BBP	95	170
Put Swaption, 3-Month LIBOR versus 3.00% fixed, Expiration 12/19/17, JPM	240	430
Put Swaption, 3-Month LIBOR versus 4.38% fixed, Expiration 01/17/18, JPM	78	193
Put Swaption, 3-Month LIBOR versus 7.00% fixed, Expiration 12/07/17, BBP	19	2
Put Swaption, 3-Month LIBOR versus 7.00% fixed, Expiration 12/19/17, BBP	95	11
Put Swaption, 3-Month LIBOR versus 7.00% fixed, Expiration 12/19/17, JPM	240	28
Put Swaption, 6-Month GBP LIBOR versus 2.19% fixed, Expiration 06/17/15, JPM	155	—
Put Swaption, 6-Month Japanese Yen LIBOR versus 2.35% fixed, Expiration 05/22/15, BBP	8,700	—
Put Swaption, 6-Month Japanese Yen LIBOR versus 2.35% fixed, Expiration 05/22/15, JPM	900	—
U.S. Treasury Long Bond Future Call Option, Strike Price 166, Expiration 04/24/15	40	47
U.S. Treasury Long Bond Future Put Option, Strike Price 162, Expiration 04/24/15	40	48
Total Purchased Options (cost $4,516)		1,909

Total Investments - 94.0% (cost $105,253)		99,850
Other Assets and Liabilities, Net - 6.0%		6,389
Total Net Assets - 100.0%		$106,239

(a)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2015, the aggregate value of these liquid securities was $31,615 which represented 29.8% of net assets.

(b)	Variable rate security. Rate stated was in effect as of March 31, 2015.
(c)	Perpetual security.
(d)	Convertible security.
(e)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(f)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2015.
(g)	Treasury inflation indexed note, par amount is not adjusted for inflation.
(h)	Treasury inflation indexed note, par amount is adjusted for inflation.
(i)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(j)	All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Exchange-Traded Futures Options
90-Day Eurodollar Future Call Option	06/13/2016	98.75	66	$(67)
90-Day Eurodollar Future Call Option	06/13/2016	98.75	126	(128)
90-Day Eurodollar Future Call Option	06/13/2016	98.75	76	(77)
			268	$(272)

Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 4.32% fixed, JPM	01/17/2018	N/A	50	$(15)
Call Swaption, 3-Month LIBOR versus 4.32% fixed, JPM	01/17/2018	N/A	620	(190)
Call Swaption, 3-Month LIBOR versus 5.00% fixed, JPM	12/19/2017	N/A	480	(220)
Call Swaption, 6-Month GBP LIBOR versus 3.15% fixed, BOA	06/17/2015	N/A	39	(764)
Call Swaption, 6-Month GBP LIBOR versus 3.15% fixed, BOA	06/17/2015	N/A	1	(28)
Call Swaption, 6-Month Japanese Yen LIBOR versus 1.75% fixed, BBP	05/22/2015	N/A	900	(83)
Call Swaption, 6-Month Japanese Yen LIBOR versus 1.75% fixed, BBP	05/22/2015	N/A	3,510	(322)
Call Swaption, 6-Month Japanese Yen LIBOR versus 1.75% fixed, BCL	05/22/2015	N/A	1,050	(96)
Call Swaption, 6-Month Japanese Yen LIBOR versus 1.75% fixed, BCL	05/22/2015	N/A	3,800	(349)
Call Swaption, 6-Month Japanese Yen LIBOR versus 1.75% fixed, BCL	05/22/2015	N/A	340	(31)
Put Swaption, 3-Month LIBOR versus 5.00% fixed, BBP	12/07/2017	N/A	37	(17)
Put Swaption, 3-Month LIBOR versus 5.00% fixed, BBP	12/19/2017	N/A	135	(62)
Put Swaption, 3-Month LIBOR versus 5.00% fixed, BCL	12/19/2017	N/A	55	(25)
Put Swaption, 6-Month GBP LIBOR versus 3.15% fixed, BOA	06/17/2015	N/A	39	—
Put Swaption, 6-Month GBP LIBOR versus 3.15% fixed, BOA	06/17/2015	N/A	1	—
			11,059	$(2,202)

Index Options
CDX.NA.HY.23 Call Option, BOA	06/17/2015	108.50	150	$(18)
CDX.NA.HY.23 Call Option, JPM	04/15/2015	107.50	21	(1)
CDX.NA.HY.23 Put Option, BOA	06/17/2015	105.00	150	(121)
			321	$(140)

Summary of Written Options

	Contracts	Premiums
Options outstanding at December 31, 2014	16,359	$5,287
Options written during the period	1,122	536
Options closed during the period	(5,660)	(2,504)
Options expired during the period	(173)	(17)
Options outstanding at March 31, 2015	11,648	$3,302

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin Receivable/(Payable)	Purchased/ (Written) Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund Put Option	05/22/2015	EUR	153.00	—	(74)	$26
Euro-Bund Put Option	05/22/2015	EUR	156.50	—	74	(85)
					—	$(59)

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
Euro-Bobl Future	June 2015	(14)	$(5)
U.S. Treasury Long Bond Future	June 2015	73	94
U.S. Treasury Note Future, 10-Year	June 2015	9	3
U.S. Treasury Note Future, 5-Year	June 2015	147	141
Ultra Long Term U.S. Treasury Bond Future	June 2015	25	36
			$269

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	06/04/2015	JPM	AUD	970	$736	$—
CHF/USD	06/04/2015	JPM	CHF	720	743	25
CHF/USD	06/04/2015	BCL	CHF	1,725	1,780	57
CHF/USD	06/04/2015	DUB	CHF	1,645	1,697	10
CNY/USD	06/15/2015	BCL	CNY	900	144	—
EUR/USD	06/04/2015	JPM	EUR	3,165	3,406	(38)
EUR/USD	06/04/2015	JPM	EUR	1,840	1,980	25
EUR/USD	06/04/2015	BCL	EUR	1,560	1,679	22
EUR/USD	06/04/2015	DUB	EUR	1,545	1,663	(3)
IDR/USD	06/17/2015	DUB	IDR	1,797	—	—
IDR/USD	06/17/2015	BCL	IDR	1,798	—	—
INR/USD	06/15/2015	DUB	INR	35,000	550	5
JPY/USD	06/04/2015	DUB	JPY	201,500	1,682	20
JPY/USD	06/04/2015	JPM	JPY	459,011	3,830	(25)
SEK/EUR	06/04/2015	DUB	EUR	(1,585)	(1,706)	(22)
USD/AUD	06/04/2015	JPM	AUD	(6,015)	(4,565)	149
USD/BRL	06/15/2015	DUB	BRL	(2,450)	(751)	(21)
USD/CHF	06/04/2015	JPM	CHF	(4,090)	(4,220)	111
USD/CNY	06/15/2015	GSC	CNY	(900)	(144)	1
USD/EUR	06/04/2015	BCL	EUR	(8,420)	(9,061)	502
USD/EUR	06/04/2015	MSC	EUR	(2,010)	(2,163)	21
USD/GBP	06/04/2015	JPM	GBP	(615)	(912)	40
USD/JPY	06/04/2015	DUB	JPY	(926,900)	(7,735)	63
USD/MXN	06/17/2015	CSI	MXN	(7,360)	(480)	(6)
USD/NZD	06/04/2015	JPM	NZD	(2,235)	(1,660)	7
					$(13,507)	$943

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Premiums Paid / (Received)	Unrealized (Depreciation)
Over the Counter Interest Rate Swap Agreements
BOA	3-Month LIBOR	Receiving	2.99%	02/15/2043	5,000		$—	$(499)
BOA	3-Month South African Johannesburg Interbank Rate	Paying	6.40%	06/04/2018	ZAR	3,000	—	(4)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.48%	05/31/2023	ZAR	1,800	—	(1)
BOA	6-Month Euribor	Receiving	0.98%	06/07/2018	EUR	2,430	—	(89)
BBP	London-Interbank Offered Rate	Receiving	1.98%	05/13/2023	GBP	1,000	—	(52)
							$—	$(645)

Counterparty	Payments made by the Fund(8)	Payments received by the Fund(8)	Expiration Date	Notional Amount(1)	Premiums Paid/ Received	Unrealized Appreciation
Over the Counter Interest Rate Swap Agreements
BOA	1-Month LIBOR	3-Month LIBOR	06/06/2043	5,000	$—	$112
JPM	1-Month LIBOR	3-Month LIBOR	05/16/2043	35,000	—	396
JPM	1-Month LIBOR	3-Month LIBOR	06/06/2043	10,000	—	55
					$—	$563

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	0.48%	09/27/2015	13,500	$(11)
N/A	3-Month LIBOR	Receiving	1.57%	09/19/2018	11,250	(72)
N/A	3-Month LIBOR	Receiving	2.62%	05/30/2023	9,000	(464)
N/A	3-Month LIBOR	Receiving	2.66%	10/29/2023	1,500	(88)
N/A	3-Month LIBOR	Receiving	2.66%	10/30/2023	2,000	(117)

See accompanying Notes to Schedules of Investments.

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount (1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued)
N/A	3-Month LIBOR	Receiving	2.75%	11/12/2023	2,625		$(171)
N/A	3-Month LIBOR	Receiving	3.35%	01/17/2024	5,750		(662)
N/A	3-Month LIBOR	Receiving	2.90%	05/22/2024	2,600		(196)
N/A	3-Month LIBOR	Receiving	2.49%	07/20/2024	3,190		(238)
N/A	3-Month LIBOR	Receiving	3.57%	01/17/2026	5,000		(739)
N/A	3-Month LIBOR	Receiving	3.27%	05/22/2029	1,600		(205)
N/A	3-Month LIBOR	Receiving	3.24%	08/04/2030	3,800		(511)
N/A	3-Month LIBOR	Receiving	3.79%	08/15/2039	9,600		(2,639)
N/A	3-Month LIBOR	Receiving	3.22%	05/15/2043	900		(158)
N/A	3-Month LIBOR	Receiving	4.02%	11/15/2043	4,250		(1,504)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.78%	07/24/2024	NZD	4,950	315
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.71%	07/24/2024	NZD	7,400	439
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	4.71%	07/24/2024	NZD	6,900	406
N/A	London-Interbank Offered Rate	Paying	2.48%	04/16/2020	GBP	7,420	640
N/A	London-Interbank Offered Rate	Receiving	3.05%	04/16/2025	GBP	8,250	(1,670)
N/A	London-Interbank Offered Rate	Paying	3.38%	04/16/2045	GBP	1,920	1,004
							$(6,641)

Counterparty	Payments made by the Fund(8)	Payments received by the Fund(8)	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	1-Month LIBOR	3-Month LIBOR	09/13/2042	10,000	$95
N/A	1-Month LIBOR	3-Month LIBOR	06/06/2043	25,000	210
N/A	1-Month LIBOR	3-Month LIBOR	05/16/2043	25,000	(36)
					$269

Schedule of Over the Counter Cross Currency Swap Agreements

Counterparty	Receive Rate (8)	Pay Rate (8)	Expiration Date	Notional Amount Received (1)		Notional Amount Delivered (1)		Unrealized Appreciation / (Depreciation)
BBP	3-Month Australian Bank Bill Short Term Rate + 0.36%	3-Month USD LIBOR	12/24/2022	AUD	3,500	(2,679)		$4
BOA	3-Month Australian Bank Bill Short Term Rate + 0.31%	3-Month USD LIBOR	05/21/2023	AUD	5,700	(4,453)		(90)
BOA	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate + 0.14%	05/21/2015	9,140		AUD	(11,700)	204
BOA	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate + 0.19%	12/24/2015	2,679		AUD	(3,500)	10
CIT	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate + 0.12%	06/06/2015	234		AUD	(300)	6
CIT	3-Month USD LIBOR	3-Month Australian Bank Bill Short Term Rate + 0.19%	09/05/2015	1,075		AUD	(1,386)	17
JPM	3-Month Australian Bank Bill Short Term Rate + 0.35%	3-Month USD LIBOR	09/05/2023	AUD	1,386	(1,075)		(12)
JPM	3-Month Australian Bank Bill Short Term Rate + 0.36%	3-Month USD LIBOR	05/21/2023	AUD	6,000	(4,687)		(78)
JPM	3-Month Australian Bank Bill Short Term Rate + 0.36%	3-Month USD LIBOR	06/06/2023	AUD	300	(234)		(4)
								$57

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
JPM	Boston Scientific Corp., 2.65%, 10/01/2018	N/A	1.00%	12/20/2019	$2,250	$(60)	$(29)	$(31)
BOA	CDX.EM.21	N/A	5.00%	06/20/2019	12,000	(289)	(1,178)	889
BOA	CDX.EM.21	N/A	5.00%	06/20/2019	3,312	(80)	(96)	16
CIT	CDX.EM.21	N/A	5.00%	06/20/2019	2,400	(57)	(236)	179
MSC	CDX.EM.21	N/A	5.00%	06/20/2019	4,147	(100)	(374)	274
MSC	CDX.EM.21	N/A	5.00%	06/20/2019	3,840	(93)	(100)	7
CIT	iTraxx Europe Subordinated Series 21	N/A	1.00%	06/20/2019	9,140	(99)	152	(251)

See accompanying Notes to Schedules of Investments.

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - purchase protection (2) (continued)
CIT	Prudential Financial Inc., 6.10%, 06/15/2017	N/A	1.00%	03/20/2020	$1,500	$(19)	$(31)	$12
					$38,589	$(797)	$(1,892)	$1,095
Credit default swap agreements - sell protection (3)
BOA	CMBX.NA.BB.6	N/A	5.00%	05/11/2063	$(2,180)	$34	$68	$(34)
BOA	CMBX.NA.BB.6	N/A	5.00%	05/11/2063	(1,125)	18	—	18
CIT	CMBX.NA.BB.6	N/A	5.00%	05/11/2063	(2,000)	31	(9)	40
MSC	CMBX.NA.BB.6	N/A	5.00%	05/11/2063	(2,500)	39	75	(36)
MSC	CMBX.NA.BBB.6	N/A	3.00%	05/11/2063	(5,100)	56	(149)	205
CSI	MetLife Inc., 4.75%, 02/08/2021	0.72%	1.00%	03/20/2020	(1,500)	22	22	—
CIT	State of Illinois, 5.00%, 06/01/2029	2.16%	1.00%	12/20/2023	(1,107)	(88)	(79)	(9)
					$(15,512)	$112	$(72)	$184

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.23	5.00%	12/20/2019	$13,396	$(1,096)	$(412)
N/A	CDX.NA.IG.23	1.00%	12/20/2019	55,000	(915)	(38)
N/A	iTraxx Europe Crossover Series 20	5.00%	12/20/2018	4,300	(556)	(244)
N/A	iTraxx Europe Series 22	1.00%	12/20/2019	30,698	(711)	(302)
				$103,394	$(3,278)	$(996)

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount (1)	Unrealized (Depreciation)
BOA	iBoxx Liquid High Yield Index	3-Month LIBOR	06/25/2015	$5,415	$(4)

(1) Notional amount is stated in USD unless otherwise noted.

(2) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4) Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7) If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8) Payments delivered or received are based on the notional amount.

See accompanying Notes to Schedules of Investments.

Curian/Van Eck International Gold Fund (a)

	Shares/Par †	Value
COMMON STOCKS - 94.4%

MATERIALS - 94.4%
Agnico-Eagle Mines Ltd.	122	$3,418
Alamos Gold Inc. (b) (c)	85	496
Alamos Gold Inc. (b)	101	592
Amara Mining Plc (d)	1,114	231
Argonaut Gold Inc. (b) (d)	492	684
Asanko Gold Inc. (b) (d)	83	121
Asanko Gold Inc. (d)	255	362
AuRico Gold Inc.	605	1,674
B2Gold Corp. (b) (d)	18	27
B2Gold Corp. (b) (d)	1,845	2,804
Bear Creek Mining Corp. (b) (d)	219	202
Belo Sun Mining Corp. (d)	328	52
Castle Mountain Mining Co. Ltd. (d)	216	61
Continental Gold Ltd. (b) (d)	360	549
Corvus Gold Inc. (b) (d)	171	96
Corvus Gold Inc. (d)	68	36
Eastmain Resources Inc. (d)	201	84
Eldorado Gold Corp.	675	3,098
Evolution Mining Ltd.	850	546
Fortuna Silver Mines Inc. (d)	78	300
Franco-Nevada Corp. (b)	54	2,607
Fresnillo Plc	94	951
Gold Canyon Resources Inc. (d)	196	33
Gold Fields Ltd. - ADR	62	249
Gold Road Resources Ltd. (d)	2,812	748
Goldcorp Inc.	145	2,635
Gryphon Minerals Ltd. (b) (d)	923	45
Guyana Goldfields Inc. (d)	344	801
Integra Gold Corp. (d)	490	124
Klondex Mines Ltd. (d)	399	825
Lundin Gold Inc. (d)	67	200
Lydian International Ltd. (b) (d)	517	200
MAG Silver Corp. (b) (d)	34	209
New Gold Inc. (d)	435	1,473
New Gold Inc. (d)	93	313
Newcrest Mining Ltd. (d)	164	1,652
Novagold Resources Inc. (b) (d)	124	367
Orezone Gold Corp. (d)	904	310
Osisko Gold Royalties Ltd. (b)	89	1,170
Premier Gold Mines Ltd. (b) (d)	221	428
Pretium Resources Inc. (d)	50	252
Pretium Resources Inc. (b) (d)	75	378
Primero Mining Corp. (b) (d)	179	614
Randgold Resources Ltd. - ADR (b)	40	2,736
Rio Alto Mining Ltd. (d)	712	1,755
Romarco Minerals Inc. (b) (d)	975	331
Roxgold Inc. (b) (c) (d)	718	318
Royal Gold Inc.	47	2,979
Rubicon Minerals Corp. (b) (d)	219	208
Rubicon Minerals Corp. (d)	144	131
Sabina Gold & Silver Corp. (d)	386	105
SEMAFO Inc. (b) (d)	465	1,402
Silver Wheaton Corp. (b)	130	2,471
Sulliden Mining Capital Inc. (d)	54	11
Tahoe Resources Inc. (b)	168	1,844
Timmins Gold Corp. (d)	565	388
Torex Gold Resources Inc. (b) (d)	1,084	899
Yamana Gold Inc. (b)	112	403
Yamana Gold Inc.	261	937

Total Common Stocks (cost $61,358)		48,935

PRECIOUS METALS - 3.7%
Gold Bullion	2	1,915

Total Precious Metals (cost $2,038)		1,915

SHORT TERM INVESTMENTS - 25.0%

INVESTMENT COMPANIES - 1.8%
JNL Money Market Fund, 0.01% (e) (f)	833	833
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (f)	125	125
		958
Securities Lending Collateral - 23.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.15% (f)	5,000	5,000
Fidelity Institutional Money Market Portfolio, 0.13% (f)	464	464
Repurchase Agreement with MLP, 0.12% (Collateralized by $4,170 U.S. Treasury Bond, due 08/15/42-02/15/44, value $4,656) acquired on 03/31/15, due 04/01/15 at $4,565	$4,565	4,565
Repurchase Agreement with HSB, 0.10% (Collateralized by $817 U.S. Treasury Bond, due 05/15/40-08/15/44, value $979 and $1,044 U.S. Treasury Note, due 07/31/16-11/15/24, value $1,061) acquired on 03/31/15, due 04/01/15 at $2,000	2,000	2,000
		12,029

Total Short Term Investments (cost $12,987)		12,987
Total Investments - 123.1% (cost $76,383)		63,837
Other Assets and Liabilities, Net - (23.1%)		(11,986)
Total Net Assets - 100.0%		$51,851

(a)	Consolidated Schedule of Investments.
(b)	All or portion of the security was on loan.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees. As of March 31, 2015, the aggregate value of these liquid securities was $813, which represented 1.6% of net assets.

(d)	Non-income producing security.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2015.

See accompanying Notes to Schedules of Investments.

Currency Abbreviations:

AUD - Australian Dollar	IDR - Indonesian Rupiah	PHP - Philippine Peso
BRL - Brazilian Real	INR - Indian Rupee	PLN - Polish Zloty
CAD - Canadian Dollar	JPY - Japanese Yen	RON - Romanian New Leu
CHF - Swiss Franc	KRW - Korean Won	RSD - Serbian Dinar
CLF - Chilean Unidad de Fomento	LBP - Lebanese Pound	RUB - Russian Ruble
CLP - Chilean Peso	LKR - Sri Lankan Rupee	SEK - Swedish Krona
CNH - Chinese Offshore Yuan	MXN - Mexican Peso	SGD - Singapore Dollar
CNY - Chinese Yuan	MYR - Malaysian Ringgit	TRY - New Turkish Lira
DOP - Dominican Peso	NGN - Nigerian Naira	TWD - Taiwan Dollar
EUR - European Currency Unit (Euro)	NOK - Norwegian Krone	UGX - Ugandan Shilling
GBP - British Pound	NZD - New Zealand Dollar	USD - United States Dollar
HKD - Hong Kong Dollar	OMR — Omani Rial	UYU - Uruguayan Peso
HUF - Hungarian Forint	PEN - Peruvian Nuevo Sol	ZAR - South African Rand

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depository Shares

ASX - Australian Stock Exchange

BDR - Brazilian Depositary ReceiptCAC - Cotation Assistee en Continu

CDI - Chess Depository Interest

CDX.EM - Credit Default Swap Index - Emerging Markets

CDX.NA.HY - Credit Default Swap Index - North American - High Yield

CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CNX - CRISIL NSE Index

CPURNSA - CPI Consumers Index Non-Seasonally Adjusted

CVA - Commanditaire Vennootschap op Aandelen

EAFE - Europe, Australia and Far East

EMU - Economic and Monetary Union (Europe)

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

Euribor - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany  with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depositary Receipt

IBEX - Iberia Index

ICE - IntercontinentalExchange

iTraxx - Group of international credit derivative indexes monitored by the International Index Company

JSE - Johannesburg Stock Exchange

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offer Rate

LME - London Metal Exchange

MBS - Mortgage Backed Security

MIB - Milano Italia Borsa

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

OJSC - Open Joint-Stock Company

OTC - Over the Counter

PCL - Public Company Limited

RBOB - Reformulated Gasoline Blendstock for Oxygen Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depositary Receipt

SPI - Schedule Performance Index

ULSD - Ultra Low Sulfur Diesel

WTI - West Texas Intermediate

Counterparty Abbreviations:

BBP - Barclays Bank Plc

BCL - Barclays Capital Inc.

BNP - BNP Paribas Securities

BOA - Banc of America Securities LLC/Bank of America NA

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSB - Goldman Sachs Bank

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - JPMorgan Chase Bank N.A.

MLP - Merrill Lynch, Pierce, Fenner, & Smith

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank of Canada

RBS - Royal Bank of Scotland

SCB - Standard Chartered Bank

SGB - Societe Generale Bannon LLC

SSB - State Street Brokerage Services, Inc.

UBS - UBS Securities LLC

†     For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted.  Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.

“-” Amount rounds to less than one thousand

See accompanying Notes to Schedules of Investments.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Unfunded Commitments - Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments at March 31, 2015:

	Unfunded Commitment	Appreciation
Curian/Blackrock Global Long Short Credit Fund
Valeant Pharmaceuticals International Inc. Term Loan, 0.00%, 03/13/22	$262	$2
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Ethiopian Railways Corp. Term Loan, 4.07%, 08/01/21	$180	$—

Security Valuation - Curian Capital, LLC (“Curian”, “Adviser” or “Administrator”) has entered into a sub-administration and fund accounting services agreement on behalf of the Curian Variable Series Trust (“Trust”) series portfolios (each a “Fund”, and collectively, “Funds”) with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  Curian and JNAM are subsidiaries of Jackson National Life Insurance Company (“Jackson”) and affiliates.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust, and Curian and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  The Sub-Administrator has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Sub-Administrator may utilize pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, term loans that do not meet certain liquidity thresholds, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2015 by valuation level.  For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Tactical Advantage 35 Fund
Investment Companies	$52,882	$—	$—	$52,882
Short Term Investments	13,155	1,757	—	14,912
Fund Total	$66,037	$1,757	$—	$67,794
Curian Tactical Advantage 60 Fund
Investment Companies	$125,321	$—	$—	$125,321
Short Term Investments	27,588	2,380	—	29,968
Fund Total	$152,909	$2,380	$—	$155,289
Curian Tactical Advantage 75 Fund
Investment Companies	$107,395	$—	$—	$107,395
Short Term Investments	25,001	6,568	—	31,569
Fund Total	$132,396	$6,568	$—	$138,964
Curian Dynamic Risk Advantage - Diversified Fund
Investment Companies	$20,069	$—	$—	$20,069
Short Term Investments	34,431	239,534	—	273,965
Fund Total	$54,500	$239,534	$—	$294,034
Curian Dynamic Risk Advantage - Growth Fund
Investment Companies	$118	$—	$—	$118
Senior Debt Notes	3,346	—	—	3,346
Short Term Investments	5,589	53,109	—	58,698
Fund Total	$9,053	$53,109	$—	$62,162
Curian Dynamic Risk Advantage - Income Fund
Investment Companies	$190,066	$—	$—	$190,066
Short Term Investments	37,384	16,691	—	54,075
Fund Total	$227,450	$16,691	$—	$244,141

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/Aberdeen Latin America Fund
Common Stocks	$7,190	$—	$—	$7,190
Preferred Stocks	422	—	—	422
Short Term Investments	268	—	—	268
Fund Total	$7,880	$—	$—	$7,880
Curian/AQR Risk Parity Fund
Government and Agency Obligations	$—	$82,494	$—	$82,494
Short Term Investments	83,813	36,013	—	119,826
Fund Total	$83,813	$118,507	$—	$202,320
Curian/Ashmore Emerging Market Small Cap Equity Fund
Common Stocks
Brazil	$756	$—	$—	$756
Chile	351	—	—	351
China	3,391	1,099	—	4,490
Colombia	217	—	—	217
Egypt	45	—	—	45
Hong Kong	692	1,503	—	2,195
India	1,644	540	—	2,184
Indonesia	—	1,048	—	1,048
Mexico	446	—	—	446
Philippines	179	131	—	310
Russian Federation	224	254	—	478
South Korea	—	3,053	—	3,053
Taiwan	457	5,945	—	6,402
Thailand	—	118	—	118
Turkey	—	424	—	424
Preferred Stocks	82	—	—	82
Short Term Investments	50	109	—	159
Fund Total	$8,534	$14,224	$—	$22,758
Curian/Baring International Fixed Income Fund
Corporate Bonds and Notes	$—	$1,629	$—	$1,629
Government and Agency Obligations	—	22,186	—	22,186
Short Term Investments	682	—	—	682
Fund Total	$682	$23,815	$—	$24,497
Curian/BlackRock Global Long Short Credit Fund
Common Stocks
Austria	$—	$188	$—	$188
Canada	150	—	—	150
Germany	—	129	—	129
Greece	—	670	—	670
Italy	—	91	—	91
Netherlands	202	—	—	202
Spain	—	415	—	415
United Kingdom	—	828	—	828
United States of America	3,447	—	—	3,447
Non-U.S. Government Agency ABS	—	49,991	3,241	53,232
Corporate Bonds and Notes	—	282,229	1,642	283,871
Government and Agency Obligations	—	33,595	—	33,595
Investment Companies	83	—	—	83
Trust Preferreds	582	—	—	582
Preferred Stocks	5,365	1,528	—	6,893
Purchased Options	151	35	—	186
Short Term Investments	—	70,496	—	70,496
Fund Total	$9,980	$440,195	$4,883	$455,058
Curian/CenterSquare International Real Estate Securities Fund
Common Stocks	$3,107	$18,901	$—	$22,008
Short Term Investments	680	452	—	1,132
Fund Total	$3,787	$19,353	$—	$23,140
Curian/DFA U.S. Micro Cap Fund
Common Stocks	$85,577	$—	$—	$85,577
Warrants	—	—	—	—
Short Term Investments	8,065	1,704	—	9,769
Fund Total	$93,642	$1,704	$—	$95,346
Curian/DoubleLine Total Return Fund
Non-U.S. Government Agency ABS	$—	$514,353	$—	$514,353
Government and Agency Obligations	—	755,588	—	755,588
Short Term Investments	124,953	—	—	124,953
Fund Total	$124,953	$1,269,941	$—	$1,394,894

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Common Stocks	$2,204	$5,558	$—	$7,762
Corporate Bonds and Notes	—	7,625	620	8,245
Government and Agency Obligations	—	334,876	—	334,876
Investment Companies	—	2,104	—	2,104
Purchased Options	—	12,591	—	12,591
Short Term Investments	36,704	54,995	—	91,699
Fund Total	$38,908	$417,749	$620	$457,277
Curian/Epoch Global Shareholder Yield Fund
Common Stocks
Consumer Discretionary	$1,451	$1,717	$—	$3,168
Consumer Staples	6,186	2,649	—	8,835
Energy	4,113	1,574	—	5,687
Financials	3,064	5,516	—	8,580
Health Care	2,032	2,604	—	4,636
Industrials	3,113	3,218	—	6,331
Information Technology	2,420	—	—	2,420
Materials	1,753	2,069	—	3,822
Telecommunication Services	5,156	4,900	—	10,056
Utilities	4,743	5,216	—	9,959
Short Term Investments	3,789	1,013	—	4,802
Fund Total	$37,820	$30,476	$—	$68,296
Curian/FAMCO Flex Core Covered Call Fund
Common Stocks	$235,858	$—	$—	$235,858
Investment Companies	9,083	—	—	9,083
Short Term Investments	12,468	—	—	12,468
Fund Total	$257,409	$—	$—	$257,409
Curian Focused International Equity Fund
Common Stocks
Australia	$—	$7,890	$—	$7,890
Canada	25,051	—	—	25,051
China	—	11,352	—	11,352
Denmark	10,994	19,413	—	30,407
France	—	4,749	—	4,749
Ireland	—	7,230	—	7,230
Japan	—	18,418	—	18,418
Mexico	4,850	—	—	4,850
Netherlands	26,528	—	—	26,528
Russian Federation	3,018	—	—	3,018
South Africa	—	3,932	—	3,932
Spain	—	6,189	—	6,189
Sweden	—	6,312	—	6,312
Switzerland	10,806	20,132	—	30,938
Taiwan	14,397	—	—	14,397
United Kingdom	8,739	9,834	—	18,573
United States of America	20,243	—	—	20,243
Short Term Investments	17,974	1,260	—	19,234
Fund Total	$142,600	$116,711	$—	$259,311
Curian Focused U.S. Equity Fund
Common Stocks	$90,233	$—	$—	$90,233
Short Term Investments	8,419	866	—	9,285
Fund Total	$98,652	$866	$—	$99,518
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks
Argentina	$210	$—	$—	$210
Botswana	1,037	—	—	1,037
Egypt	2,720	1,259	—	3,979
Georgia	—	575	—	575
Hong Kong	—	600	—	600
Jordan	179	—	—	179
Kazakhstan	—	1,134	—	1,134
Kenya	808	—	—	808
Kuwait	351	2,234	—	2,585
Lebanon	331	—	—	331
Luxembourg	188	—	—	188
Mauritius	646	—	—	646
Netherlands	188	—	—	188
Nigeria	596	2,732	—	3,328
Oman	—	1,340	—	1,340
Pakistan	377	1,118	—	1,495
Panama	197	411	—	608

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/Franklin Templeton Frontier Markets Fund (continued)
Peru	$477	$—	$—	$477
Qatar	—	578	—	578
Romania	609	4,415	—	5,024
Senegal	983	—	—	983
South Africa	—	1,228	—	1,228
South Korea	—	690	—	690
Ukraine	298	236	—	534
United Arab Emirates	—	1,229	—	1,229
United Kingdom	—	—	—	—
Vietnam	2,522	455	—	2,977
Zimbabwe	1,828	—	—	1,828
Corporate Bonds and Notes	—	36	—	36
Participatory Notes	—	2,165	—	2,165
Short Term Investments	379	178	—	557
Fund Total	$14,924	$22,613	$—	$37,537
Curian/Franklin Templeton Natural Resources Fund
Common Stocks	$32,935	$1,808	$—	$34,743
Preferred Stocks	—	258	—	258
Corporate Bonds and Notes	—	287	—	287
Short Term Investments	3,886	1,127	—	5,013
Fund Total	$36,821	$3,480	$—	$40,301
Curian/Lazard International Strategic Equity Fund
Common Stocks	$14,702	$118,856	$—	$133,558
Short Term Investments	13,645	2,164	—	15,809
Fund Total	$28,347	$121,020	$—	$149,367
Curian Long Short Credit Fund
Non-U.S. Government Agency ABS	$—	$9,057	$—	$9,057
Corporate Bonds and Notes	—	301,420	—	301,420
Preferred Stocks	4,032	—	—	4,032
Investment Companies	498	—	—	498
Short Term Investments	9,329	—	—	9,329
Fund Total	$13,859	$310,477	$—	$324,336
Curian/Neuberger Berman Currency Fund
Government and Agency Obligations	$—	$186,471	$—	$186,471
Short Term Investments	11,132	23,995	—	35,127
Fund Total	$11,132	$210,466	$—	$221,598
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund
Non-U.S. Government Agency ABS	$—	$35,330	$—	$35,330
Corporate Bonds and Notes	—	78,543	—	78,543
Government and Agency Obligations	—	12,505	—	12,505
Short Term Investments	22,933	8,791	—	31,724
Fund Total	$22,933	$135,169	$—	$158,102
Curian/Nicholas Convertible Arbitrage Fund
Preferred Stocks	34,102	510	—	34,612
Corporate Bonds and Notes	—	379,059	—	379,059
Short Term Investments	17,687	433	—	18,120
Fund Total	$51,789	$380,002	$—	$431,791
Curian/PIMCO Credit Income Fund
Non-U.S. Government Agency ABS	$—	$4,615	$—	$4,615
Corporate Bonds and Notes	—	98,453	—	98,453
Government and Agency Obligations	—	21,879	—	21,879
Preferred Stocks	40	307	—	347
Purchased Options	—	558	—	558
Trust Preferreds	448	—	—	448
Short Term Investments	1,466	17,074	—	18,540
Fund Total	$1,954	$142,886	$—	$144,840
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$36,396	$—	$—	$36,396
Short Term Investments	25,721	6,000	—	31,721
Fund Total	$62,117	$6,000	$—	$68,117
Curian/Schroder Emerging Europe Fund
Common Stocks	$1,449	$12,479	$—	$13,928
Short Term Investments	57	—	—	57
Fund Total	$1,506	$12,479	$—	$13,985

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/T. Rowe Price Capital Appreciation Fund
Common Stocks	$98,578	$745	$—	$99,323
Preferred Stocks	3,507	2	—	3,509
Trust Preferreds	273	—	—	273
Investment Companies	1,040	—	—	1,040
Non-U.S. Government Agency ABS	—	216	—	216
Corporate Bonds and Notes	—	47,497	—	47,497
Government and Agency Obligations	—	1,368	—	1,368
Short Term Investments	25,745	116	—	25,861
Fund Total	$129,143	$49,944	$—	$179,087
Curian/The Boston Company Equity Income Fund
Common Stocks	$63,270	$—	$—	$63,270
Short Term Investments	2,095	789	—	2,884
Fund Total	$65,365	$789	$—	$66,154
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Non-U.S. Government Agency ABS	$—	$10,372	$—	$10,372
Corporate Bonds and Notes	—	73,194	—	73,194
Government and Agency Obligations	—	14,375	—	14,375
Purchased Options	447	1,462	—	1,909
Fund Total	$447	$99,403	$—	$99,850
Curian/Van Eck International Gold Fund
Common Stocks	$44,762	$4,173	$—	$48,935
Precious Metals	1,915	—	—	1,915
Short Term Investments	6,422	6,565	—	12,987
Fund Total	$53,099	$10,738	$—	$63,837

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/BlackRock Global Long Short Credit Fund
Corporate Bonds and Notes	$—	$(56,908)	$—	$(56,908)
Government and Agency Obligations	—	(13,704)	—	(13,704)
Fund Total	$—	$(70,612)	$—	$(70,612)
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Government and Agency Obligations	$—	$(8,512)	$—	$(8,512)
Fund Total	$—	$(8,512)	$—	$(8,512)
Curian/Nicholas Convertible Arbitrage Fund
Common Stocks	$(162,127)	$—	$—	$(162,127)
Investment Companies	(2,343)	—	—	(2,343)
Fund Total	$(164,470)	$—	$—	$(164,470)
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$(12,636)	$—	$—	$(12,636)
Fund Total	$(12,636)	$—	$—	$(12,636)

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Futures Contracts	$1,966	$—	$—	$1,966
OTC Total Return Swap Agreements	—	1,463	—	1,463
Fund Total	$1,966	$1,463	$—	$3,429
Curian Dynamic Risk Advantage - Growth Fund
Open Futures Contracts	$534	$—	$—	$534
OTC Total Return Swap Agreements	—	141	—	141
Fund Total	$534	$141	$—	$675
Curian/AQR Risk Parity Fund
Open Futures Contracts	$1,685	$—	$—	$1,685
Open Forward Foreign Currency Contracts	—	1,636	—	1,636
OTC Total Return Swap Agreements	—	1,354	—	1,354
Fund Total	$1,685	$2,990	$—	$4,675
Curian/Baring International Fixed Income Fund
Open Forward Foreign Currency Contracts	$—	$183	$—	$183
Fund Total	$—	$183	$—	$183
Curian/BlackRock Global Long Short Credit Fund
Open Futures Contracts	$1	$—	$—	$1
Open Forward Foreign Currency Contracts	—	9,027	—	9,027
Centrally Cleared Interest Rate Swap Agreements	—	9	—	9
OTC Credit Default Swap Agreements	—	402	—	402
Centrally Cleared Credit Default Swap Agreements	—	21	—	21
OTC Total Return Swap Agreements	—	106	—	106
Fund Total	$1	$9,565	$—	$9,566

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Open Futures Contracts	$64	$—	$—	$64
Open Forward Foreign Currency Contracts	—	16,155	—	16,155
OTC Interest Rate Swap Agreements	—	2,228	—	2,228
Centrally Cleared Interest Rate Swap Agreements	—	1,237	—	1,237
OTC Cross Currency Swap Agreements	—	5,844	—	5,844
OTC Credit Default Swap Agreements	—	2,612	—	2,612
OTC Total Return Swap Agreements	—	26	—	26
Fund Total	$64	$28,102	$—	$28,166
Curian Long Short Credit Fund
OTC Credit Default Swap Agreements	$—	$52	$—	$52
Fund Total	$—	$52	$—	$52
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$14,900	$—	$14,900
Fund Total	$—	$14,900	$—	$14,900
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund
Open Futures Contracts	$1,070	$—	$—	$1,070
Fund Total	$1,070	$—	$—	$1,070
Curian/PIMCO Credit Income Fund
Exchange Traded Futures Options	$3	$—	$—	$3
Open Futures Contracts	169	—	—	169
Open Forward Foreign Currency Contracts	—	721	—	721
OTC Interest Rate Swap Agreements	—	19	—	19
Centrally Cleared Interest Rate Swap Agreements	—	8	—	8
OTC Credit Default Swap Agreements	—	82	—	82
Centrally Cleared Credit Default Swap Agreements	—	283	—	283
Fund Total	$172	$1,113	$—	$1,285
Curian/T. Rowe Price Capital Appreciation Fund
Open Futures Contracts	$13	$—	$—	$13
Open Forward Foreign Currency Contracts	—	5	—	5
Fund Total	$13	$5	$—	$18
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Exchange Traded Futures Options	$26	$—	$—	$26
Open Futures Contracts	274	—	—	274
Open Forward Foreign Currency Contracts	—	1,058	—	1,058
OTC Interest Rate Swap Agreements	—	563	—	563
Centrally Cleared Interest Rate Swap Agreements	—	3,109	—	3,109
OTC Cross Currency Swap Agreements	—	241	—	241
OTC Credit Default Swap Agreements	—	1,640	—	1,640
Fund Total	$300	$6,611	$—	$6,911

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
OTC Total Return Swap Agreements	$—	$(4)	$—	$(4)
Fund Total	$—	$(4)	$—	$(4)
Curian Dynamic Risk Advantage - Growth Fund
OTC Total Return Swap Agreements	$—	$(78)	$—	$(78)
Fund Total	$—	$(78)	$—	$(78)
Curian/AQR Risk Parity Fund
Open Futures Contracts	$(1,431)	$—	$—	$(1,431)
Open Forward Foreign Currency Contracts	—	(571)	—	(571)
OTC Total Return Swap Agreements	—	(598)	—	(598)
Fund Total	$(1,431)	$(1,169)	$—	$(2,600)
Curian/Baring International Fixed Income Fund
Open Forward Foreign Currency Contracts	$—	$(29)	$—	$(29)
Fund Total	$—	$(29)	$—	$(29)
Curian/BlackRock Global Long Short Credit Fund
Written Options	$(34)	$—	$—	$(34)
Exchange Traded Purchased Options	(48)	—	—	(48)
Open Futures Contracts	(671)	—	—	(671)
Open Forward Foreign Currency Contracts	—	(227)	—	(227)
Centrally Cleared Interest Rate Swap Agreements	—	(517)	—	(517)
OTC Credit Default Swap Agreements	—	(1,647)	—	(1,647)
Centrally Cleared Credit Default Swap Agreements	—	(617)	—	(617)
OTC Total Return Swap Agreements	—	(1,728)	—	(1,728)
Fund Total	$(753)	$(4,736)	$—	$(5,489)

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Written Options	$—	$(9,017)	$—	$(9,017)
Open Futures Contracts	(2,435)	—	—	(2,435)
Open Forward Foreign Currency Contracts	—	(8,373)	—	(8,373)
OTC Interest Rate Swap Agreements	—	(2,707)	—	(2,707)
Centrally Cleared Interest Rate Swap Agreements	—	(274)	—	(274)
OTC Cross Currency Swap Agreements	—	(297)	—	(297)
OTC Credit Default Swap Agreements	—	(2,647)	—	(2,647)
OTC Non-Deliverable Bond Forward Contracts	—	(152)	—	(152)
Fund Total	$(2,435)	$(23,467)	$—	$(25,902)
Curian/FAMCO Flex Core Covered Call Fund
Written Options	$(7,122)	$—	$—	$(7,122)
Fund Total	$(7,122)	$—	$—	$(7,122)
Curian Long Short Credit Fund
Open Futures Contracts	$(2,407)	$—	$—	$(2,407)
OTC Credit Default Swap Agreements	—	(115)	—	(115)
Fund Total	$(2,407)	$(115)	$—	$(2,522)
Curian/Neuberger Berman Currency Fund
Open Forward Foreign Currency Contracts	$—	$(19,501)	$—	$(19,501)
Fund Total	$—	$(19,501)	$—	$(19,501)
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund
Open Futures Contracts	$(11,219)	$—	$—	$(11,219)
Fund Total	$(11,219)	$—	$—	$(11,219)
Curian/PIMCO Credit Income Fund
Written Options	$—	$(440)	$—	$(440)
Exchange Traded Futures Options	(1)	—	—	(1)
Open Futures Contracts	(64)	—	—	(64)
Open Forward Foreign Currency Contracts	—	(132)	—	(132)
OTC Interest Rate Swap Agreements	—	(90)	—	(90)
Centrally Cleared Interest Rate Swap Agreements	—	(328)	—	(328)
OTC Credit Default Swap Agreements	—	(147)	—	(147)
Centrally Cleared Credit Default Swap Agreements	—	(13)	—	(13)
Fund Total	$(65)	$(1,150)	$—	$(1,215)
Curian/T. Rowe Price Capital Appreciation Fund
Written Options	$(63)	$(314)	$—	$(377)
Fund Total	$(63)	$(314)	$—	$(377)
Curian/UBS Global Long Short Fixed Income Opportunities Fund
Written Options	$(272)	$(2,342)	$—	$(2,614)
Exchange Traded Futures Options	(85)	—	—	(85)
Open Futures Contracts	(5)	—	—	(5)
Open Forward Foreign Currency Contracts	—	(115)	—	(115)
OTC Interest Rate Swap Agreements	—	(645)	—	(645)
Centrally Cleared Interest Rate Swap Agreements	—	(9,481)	—	(9,481)
OTC Cross Currency Swap Agreements	—	(184)	—	(184)
OTC Credit Default Swap Agreements	—	(361)	—	(361)
Centrally Cleared Credit Default Swap Agreements	—	(996)	—	(996)
OTC Total Return Swap Agreements	—	(4)	—	(4)
Fund Total	$(362)	$(14,128)	$—	$(14,490)

(1)All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended March 31, 2015.

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
Curian/Ashmore Emerging Market Small Cap Equity Fund
Common Stocks	$2,654	$790
Curian/CenterSquare International Real Estate Securities Fund
Common Stocks	717	654
Curian/Franklin Templeton Frontier Markets Fund
Common Stocks	1,867	13,032
Curian/Schroder Emerging Europe Fund
Common Stocks	186	239

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2015:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)		Transfers out of Level 3 During the Period(2)		Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
Curian/Ashmore Emerging Market Small Cap Equity Fund
Common Stocks	$—	$1,755	(3)	$1,755	(3)	$—	$—	$—	$—	$—
Curian/Franklin Templeton Frontier Markets Fund
Participatory Notes	$—	$1,058	(4)	$1,058	(4)	$—	$—	$—	$—	$—

(1)             Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at March 31, 2015.

(2)             There were no significant transfers between Level 3 and Level 2 valuations during the period ended March 31, 2015 other than those noted.

(3)             During the period, trading was halted for the common stock held in Curian/Ashmore Emerging Market Small Cap Equity Fund and the common stock was valued at the last trade price and was considered a Level 3 valuation.  The common stock resumed trading during the period and is considered a Level 2 valuation based on the application of a statistical fair value price.

(4)             During the period, trading was halted for the participatory note held in Curian/Franklin Templeton Frontier Markets Fund and the participatory note was valued at the last trade price and was considered a Level 3 valuation.  The participatory note resumed trading during the period and is considered a Level 2 valuation based on the application of a statistical fair value price.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral - The Funds participate in an agency based securities lending program.  Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower.  The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as securities lending agent to the Trust.  The Funds invest cash collateral in money market funds and overnight repurchase agreements which are collateralized fully by U.S. government and agency securities.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Investments in Affiliates - During the period ended March 31, 2015, certain Funds invested in the JNL Money Market Fund which is managed by JNAM.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  JNAM serves as the Adviser and Administrator for JNL Money Market Fund.  Curian/T. Rowe Price Capital Appreciation Fund invested in T. Rowe Price Reserves Investment Fund as a cash management tool and T. Rowe Price Institutional Floating Rate Fund which are affiliates of the Fund’s Sub-Adviser.

The following table details cash management investments in the JNL Money Market Fund and T. Rowe Price Reserves Investment Fund held at March 31, 2015.  There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2015.

	JNL Money Market Fund
	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
Curian Tactical Advantage 35 Fund	$624	$155	$—
Curian Tactical Advantage 60 Fund	—	588	—
Curian Tactical Advantage 75 Fund	300	1	—
Curian Dynamic Risk Advantage - Diversified Fund	35,292	32,431	—
Curian Dynamic Risk Advantage - Growth Fund	5,421	4,989	—
Curian Dynamic Risk Advantage - Income Fund	4,265	2,384	—
Curian/Aberdeen Latin America Fund	241	268	—
Curian/AQR Risk Parity Fund	16,500	16,500	—
Curian/Ashmore Emerging Market Small Cap Equity Fund	178	—	—
Curian/Baring International Fixed Income Fund	438	681	—
Curian/BlackRock Global Long Short Credit Fund	26,633	—	—
Curian/CenterSquare International Real Estate Securities Fund	15	280	—
Curian/DFA U.S. Micro Cap Fund	32	66	—
Curian/DoubleLine Total Return Fund	86,863	124,953	—
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	51,674	36,704	—
Curian/Epoch Global Shareholder Yield Fund	1,522	1,989	—
Curian/FAMCO Flex Core Covered Call Fund	4,882	12,468	—

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	JNL Money Market Fund
	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
Curian Focused International Equity Fund	$9,724	$11,974	$—
Curian Focused U.S. Equity Fund	3,116	3,419	—
Curian/Franklin Templeton Frontier Markets Fund	2,470	179	—
Curian/Franklin Templeton Natural Resources Fund	2,057	1,886	—
Curian/Lazard International Strategic Equity Fund	5,994	4,645	—
Curian Long Short Credit Fund	10,256	9,329	—
Curian/Neuberger Berman Currency Fund	9,965	11,132	—
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	628	4,077	—
Curian/Nicholas Convertible Arbitrage Fund	6,545	17,287	—
Curian/PIMCO Credit Income Fund	817	1,466	—
Curian/PineBridge Merger Arbitrage Fund	16,289	25,721	1
Curian/Schroder Emerging Europe Fund	374	57	—
Curian/T. Rowe Price Capital Appreciation Fund	2,056	808	—
Curian/The Boston Company Equity Income Fund	569	495	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	227	—	—
Curian/Van Eck International Gold Fund	2,862	833	—

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
Curian/T. Rowe Price Capital Appreciation Fund	$16,536	$23,437	$3

The following table details each Fund’s long term investments in affiliates held during the period ended March 31, 2015.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (Loss)	Value End of Period
Curian/T. Rowe Price Capital Appreciation Fund	T. Rowe Price Institutional Floating Rate Fund	$1,017	$11	$—	$11	$—	$1,040

Income Tax Matters - As of March 31, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian Tactical Advantage 35 Fund	$66,437	$1,547	$(190)	$1,357
Curian Tactical Advantage 60 Fund	149,743	6,066	(520)	5,546
Curian Tactical Advantage 75 Fund	133,603	5,878	(517)	5,361
Curian Dynamic Risk Advantage - Diversified Fund	294,986	235	(1,187)	(952)
Curian Dynamic Risk Advantage - Growth Fund	62,779	30	(647)	(617)
Curian Dynamic Risk Advantage - Income Fund	242,798	3,045	(1,702)	1,343
Curian/Aberdeen Latin America Fund	11,499	108	(3,727)	(3,619)
Curian/AQR Risk Parity Fund	205,888	562	(4,130)	(3,568)
Curian/Ashmore Emerging Market Small Cap Equity Fund	22,843	2,875	(2,960)	(85)
Curian/Baring International Fixed Income Fund	26,706	69	(2,278)	(2,209)
Curian/BlackRock Global Long Short Credit Fund	473,238	6,092	(24,272)	(18,180)
Curian/CenterSquare International Real Estate Securities Fund	23,772	971	(1,603)	(632)
Curian/DFA U.S. Micro Cap Fund	81,030	21,184	(6,868)	14,316
Curian/DoubleLine Total Return Fund	1,359,680	38,432	(3,218)	35,214
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	469,924	14,139	(26,786)	(12,647)
Curian/Epoch Global Shareholder Yield Fund	66,566	4,718	(2,988)	1,730
Curian/FAMCO Flex Core Covered Call Fund	227,693	33,895	(4,179)	29,716
Curian Focused International Equity Fund	249,119	21,753	(11,561)	10,192
Curian Focused U.S. Equity Fund	95,732	8,606	(4,820)	3,786
Curian/Franklin Templeton Frontier Markets Fund	41,888	4,351	(8,702)	(4,351)
Curian/Franklin Templeton Natural Resources Fund	53,149	952	(13,800)	(12,848)
Curian/Lazard International Strategic Equity Fund	140,309	13,665	(4,607)	9,058
Curian Long Short Credit Fund	330,310	7,986	(13,960)	(5,974)
Curian/Neuberger Berman Currency Fund	221,623	3	(28)	(25)
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	158,146	28	(72)	(44)
Curian/Nicholas Convertible Arbitrage Fund	422,316	21,133	(11,658)	9,475
Curian/PIMCO Credit Income Fund	142,547	3,709	(1,416)	2,293
Curian/PineBridge Merger Arbitrage Fund	67,339	906	(128)	778
Curian/Schroder Emerging Europe Fund	16,220	652	(2,887)	(2,235)
Curian/T. Rowe Price Capital Appreciation Fund	172,129	8,251	(1,293)	6,958
Curian/The Boston Company Equity Income Fund	61,198	6,843	(1,887)	4,956
Curian/UBS Global Long Short Fixed Income Opportunities Fund	105,269	2,902	(8,321)	(5,419)
Curian/Van Eck International Gold Fund	91,317	1,687	(29,167)	(27,480)

Curian Variable Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Subsequent Event - Effective April 27, 2015, JNAM replaced Curian as the Funds’ investment adviser and administrator.

The following Fund name changes were effective April 27, 2015:

Existing Fund Name	Effective April 27, 2015 Fund Name:
Curian Tactical Advantage 35 Fund	JNL Tactical Advantage 35 Fund
Curian Tactical Advantage 60 Fund	JNL Tactical Advantage 60 Fund
Curian Tactical Advantage 75 Fund	JNL Tactical Advantage 75 Fund
Curian/AQR Risk Parity Fund	JNL/AQR Risk Parity Fund
Curian/BlackRock Global Long Short Credit Fund	JNL/BlackRock Global Long Short Credit Fund
Curian/DFA U.S. Micro Cap Fund	JNL/DFA U.S. Micro Cap Fund
Curian/DoubleLine Total Return Fund	JNL/DoubleLine Total Return Fund
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund
Curian/Epoch Global Shareholder Yield Fund	JNL/Epoch Global Shareholder Yield Fund
Curian/FAMCO Flex Core Covered Call Fund	JNL/FAMCO Flex Core Covered Call Fund
Curian Focused International Equity Fund	JNL/WCM Focused International Equity Fund
Curian Focused U.S. Equity Fund	JNL/The London Company Focused U.S. Equity Fund
Curian/Franklin Templeton Frontier Markets Fund	JNL/Franklin Templeton Frontier Markets Fund
Curian/Franklin Templeton Natural Resources Fund	JNL/Franklin Templeton Natural Resources Fund
Curian/Lazard International Strategic Equity Fund	JNL/Lazard International Strategic Equity Fund
Curian Long Short Credit Fund	JNL/PPM America Long Short Credit Fund
Curian/Neuberger Berman Currency Fund	JNL/Neuberger Berman Currency Fund
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund
Curian/Nicholas Convertible Arbitrage Fund	JNL/Nicholas Convertible Arbitrage Fund
Curian/PIMCO Credit Income Fund	JNL/PIMCO Credit Income Fund
Curian/T. Rowe Price Capital Appreciation Fund	JNL/T. Rowe Price Capital Appreciation Fund
Curian/The Boston Company Equity Income Fund	JNL/The Boston Company Equity Income Fund
Curian/Van Eck International Gold Fund	JNL/Van Eck International Gold Fund

Effective April 27, 2015, the following Fund mergers occurred:

Acquired Fund	Acquiring Fund
Curian Dynamic Risk Advantage — Diversified Fund	JNL/MMRS Conservative
Curian Dynamic Risk Advantage — Growth Fund	JNL/MMRS Moderate
Curian Dynamic Risk Advantage — Income Fund	JNL/MMRS Conservative
Curian/Aberdeen Latin America Fund	JNL/Lazard Emerging Markets Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund	JNL/Lazard Emerging Markets Fund
Curian/Baring International Fixed Income Fund	JNL/Franklin Templeton Global Multisector Bond Fund
Curian/CenterSquare International Real Estate Securities Fund	JNL/Invesco Global Real Estate Fund
Curian/PineBridge Merger Arbitrage Fund	JNL/Nicholas Convertible Arbitrage Fund
Curian/Schroder Emerging Europe Fund	JNL/Lazard Emerging Markets Fund
Curian/UBS Global Long Short Fixed Income Opportunities Fund	JNL/BlackRock Global Long Short Credit Fund

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semiannual report.

Item 2.  Controls and Procedures.

(a)                               The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                               There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Variable Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2015

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 29, 2015

Exhibit List

Exhibit 3(a):                          Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                          Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.